UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06569

Exact name of registrant as specified in charter:	Ivy Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2022

Item 1. Reports to Stockholders

Semiannual report

Delaware Ivy California Municipal High Income Fund
(formerly, Ivy California Municipal High Income Fund)

Delaware Ivy Cash Management Fund
(formerly, Ivy Cash Management Fund)

Delaware Ivy Corporate Bond Fund
(formerly, Ivy Corporate Bond Fund)

Delaware Ivy Crossover Credit Fund
(formerly, Ivy Crossover Credit Fund)

Delaware Ivy Emerging Markets Local Currency Debt Fund
(formerly, Delaware Ivy Pictet Emerging Markets Local Currency Debt Fund, and before that, Ivy Pictet Emerging Markets Local Currency Debt Fund)

Delaware Ivy Government Securities Fund
(formerly, Ivy Government Securities Fund)

Delaware Ivy High Yield Fund
(formerly, Delaware Ivy PineBridge High Yield Fund, and before that, Ivy PineBridge High Yield Fund)

Delaware Ivy International Small Cap Fund
(formerly, Ivy International Small Cap Fund)

Delaware Ivy Multi-Asset Income Fund
(formerly, Delaware Ivy Apollo Multi-Asset Income Fund, and before that, Ivy Apollo Multi-Asset Income Fund)

Delaware Ivy Strategic Income Fund
(formerly, Delaware Ivy Apollo Strategic Income Fund, and before that, Ivy Apollo Strategic Income Fund)

Delaware Ivy Total Return Bond Fund
(formerly, Delaware Ivy Pictet Targeted Return Bond Fund, and before that, Ivy Pictet Targeted Return Bond Fund)

March 31, 2022

Carefully consider the Funds' investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds' prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 888 923-3355. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for the Funds at delawarefunds.com/literature.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from October 1, 2021 to March 31, 2022 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2021 to March 31, 2022.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Ivy California Municipal High Income Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$950.10	0.80%	$3.89
Class C	1,000.00	945.90	1.65%	8.00
Class I	1,000.00	951.10	0.60%	2.92
Class Y	1,000.00	949.90	0.80%	3.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.94	0.80%	$4.03
Class C	1,000.00	1,016.70	1.65%	8.30
Class I	1,000.00	1,021.94	0.60%	3.02
Class Y	1,000.00	1,020.94	0.80%	4.03

Disclosure of Fund expenses

Delaware Ivy Cash Management Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$1,000.30	0.12%	$0.60
Class C	1,000.00	1,000.30	0.12%	0.60
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,024.33	0.12%	$0.61
Class C	1,000.00	1,024.93	0.12%	0.61

Delaware Ivy Corporate Bond Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$925.10	0.96%	$4.61
Class C	1,000.00	920.90	1.94%	9.29
Class I	1,000.00	926.10	0.70%	3.36
Class R6	1,000.00	926.50	0.53%	2.55
Class Y	1,000.00	925.10	0.92%	4.42
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.14	0.96%	$4.84
Class C	1,000.00	1,015.26	1.94%	9.75
Class I	1,000.00	1,021.44	0.70%	3.53
Class R6	1,000.00	1,022.29	0.53%	2.67
Class Y	1,000.00	1,020.34	0.92%	4.63

Delaware Ivy Crossover Credit Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$921.40	0.90%	$4.31
Class I	1,000.00	922.60	0.65%	3.12
Class R6	1,000.00	922.60	0.65%	3.12
Class Y	1,000.00	921.30	0.90%	4.31
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class I	1,000.00	1,021.69	0.65%	3.28
Class R6	1,000.00	1,021.69	0.65%	3.28
Class Y	1,000.00	1,020.44	0.90%	4.53

Delaware Ivy Emerging Markets Local Currency Debt Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$910.10	1.23%	$5.86
Class C	1,000.00	905.90	2.00%	9.50
Class I	1,000.00	911.40	0.80%	3.81
Class R6	1,000.00	912.40	0.80%	3.81
Class Y	1,000.00	909.10	1.25%	5.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.80	1.23%	$6.19
Class C	1,000.00	1,014.96	2.00%	10.05
Class I	1,000.00	1,020.94	0.80%	4.03
Class R6	1,000.00	1,020.94	0.80%	4.03
Class Y	1,000.00	1,018.70	1.25%	6.29

Disclosure of Fund expenses

Delaware Ivy Government Securities
Fund Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$941.50	0.97%	$4.70
Class C	1,000.00	935.80	1.84%	8.88
Class I	1,000.00	942.70	0.72%	3.49
Class R6	1,000.00	943.10	0.63%	3.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.09	0.97%	$4.89
Class C	1,000.00	1,015.71	1.84%	9.25
Class I	1,000.00	1,021.34	0.72%	3.63
Class R6	1,000.00	1,021.79	0.63%	3.18

Delaware Ivy High Yield Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$959.40	0.99%	$4.84
Class I	1,000.00	960.70	0.72%	3.52
Class R6	1,000.00	960.70	0.72%	3.52
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.00	0.99%	$4.99
Class I	1,000.00	1,021.34	0.72%	3.63
Class R6	1,000.00	1,021.34	0.72%	3.63

Delaware Ivy International Small Cap Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$870.80	1.37%	$6.39
Class C	1,000.00	867.40	2.12%	9.87
Class I	1,000.00	873.20	0.99%	4.62
Class R6	1,000.00	872.60	0.99%	4.62
Class Y	1,000.00	870.80	1.37%	6.39
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.10	1.37%	$6.89
Class C	1,000.00	1,014.36	2.12%	10.65
Class I	1,000.00	1,020.00	0.99%	4.99
Class R6	1,000.00	1,020.00	0.99%	4.99
Class Y	1,000.00	1,018.10	1.37%	6.89

Delaware Ivy Multi-Asset Income Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$990.00	1.21%	$6.00
Class C	1,000.00	986.60	2.01%	9.96
Class I	1,000.00	992.20	0.75%	3.73
Class R6	1,000.00	993.20	0.75%	3.73
Class Y	1,000.00	990.50	1.17%	5.81
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.90	1.21%	$6.09
Class C	1,000.00	1,014.91	2.01%	10.10
Class I	1,000.00	1,021.19	0.75%	3.78
Class R6	1,000.00	1,021.19	0.75%	3.78
Class Y	1,000.00	1,019.10	1.17%	5.89

Disclosure of Fund expenses

Delaware Ivy Strategic Income Fund
Expense analysis of an investment of $1,000
				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$957.10	1.09%	$5.32
Class C	1,000.00	953.40	1.82%	8.86
Class I	1,000.00	959.10	0.67%	3.27
Class R6	1,000.00	958.10	0.67%	3.32
Class Y	1,000.00	956.20	1.09%	5.32
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.50	1.09%	$5.49
Class C	1,000.00	1,015.86	1.82%	9.15
Class I	1,000.00	1,021.59	0.67%	3.38
Class R6	1,000.00	1,021.54	0.67%	3.43
Class Y	1,000.00	1,019.50	1.09%	5.49

Delaware Ivy Total Return Bond Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/21 to
	10/1/21	3/31/22	Ratio	3/31/22*
Actual Fund return†
Class A	$1,000.00	$939.50	1.31%	$6.33
Class C	1,000.00	935.80	2.08%	10.04
Class I	1,000.00	940.50	1.00%	4.84
Class R6	1,000.00	941.10	0.87%	4.21
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.40	1.31%	$6.59
Class C	1,000.00	1,014.56	2.08%	10.45
Class I	1,000.00	1,019.95	1.00%	5.04
Class R6	1,000.00	1,020.59	0.87%	4.38

*	“Expenses Paid During Period” are equal to the relevant Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds' expenses reflected above and on the previous pages, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds, in which it invests. The tables above and on the previous pages do not reflect the expenses of any applicable Underlying Funds.

Security type / sector / state / territory allocations
Delaware Ivy California Municipal High Income Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Municipal Bonds*	98.19%
Corporate Revenue Bonds	10.84%
Education Revenue Bonds	21.71%
Electric Revenue Bonds	5.40%
Healthcare Revenue Bonds	10.53%
Housing Revenue Bonds	3.22%
Lease Revenue Bonds	2.97%
Local General Obligation Bond	1.47%
Pre-Refunded Bonds	6.72%
Pre-Refunded/Escrowed to Maturity Bonds	0.13%
Special Tax Revenue Bonds	24.53%
State General Obligation Bonds	1.29%
Transportation Revenue Bonds	9.38%
Short-Term Investments	0.69%
Total Value of Securities	98.88%
Receivables and Other Assets Net of Liabilities	1.12%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Ivy California Municipal High Income Fund held bonds issued by or on behalf of territories and the states of the US as follows:

Percentage
State / territory	of net assets
California	88.81%
Puerto Rico	10.07%
Total Value of Securities	98.88%

Security type / sector allocations
Delaware Ivy Cash Management Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Agency Obligations	16.10%
Commercial Paper	70.92%
Banks	4.50%
Basic Materials	2.19%
Capital Goods	4.05%
Consumer Cyclical	7.29%
Consumer Non-Cyclical	16.05%
Electric	3.28%
Financials	13.86%
Industrials	6.95%
Utilities	12.75%
Short-Term Investments	13.01%
Total Value of Securities	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%

Security type / sector allocations
Delaware Ivy Corporate Bond Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Convertible Bond	0.09%
Corporate Bonds	95.85%
Banking	19.48%
Basic Industry	0.32%
Brokerage	0.74%
Capital Goods	5.17%
Communications	11.54%
Consumer Cyclical	6.15%
Consumer Non-Cyclical	13.90%
Energy	5.12%
Finance Companies	3.41%
Financials	0.71%
Insurance	3.90%
Real Estate Investment Trusts	3.22%
Technology	10.79%
Transportation	3.22%
Utilities	8.18%
Municipal Bonds	1.01%
Sovereign Bonds	0.36%
US Treasury Obligation	0.35%
Regional Bond	1.69%
Short-Term Investments	0.33%
Total Value of Securities	99.68%
Receivables and Other Assets Net of Liabilities	0.32%
Total Net Assets	100.00%

Security type / sector allocations
Delaware Ivy Crossover Credit Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Convertible Bond	0.08%
Corporate Bonds	98.55%
Banking	14.04%
Basic Industry	0.34%
Capital Goods	2.20%
Communication Services	0.62%
Communications	15.22%
Consumer Cyclical	10.51%
Consumer Non-Cyclical	6.30%
Consumer Staples	0.63%
Electric	1.07%
Energy	6.13%
Finance Companies	9.93%
Information Technology	1.38%
Insurance	6.36%
Media	0.16%
Natural Gas	0.30%
Real Estate Investment Trusts	5.54%
REITs	0.14%
Technology	14.86%
Transportation	1.68%
Utilities	1.14%
Municipal Bonds	0.50%
US Treasury Obligation	0.30%
Securities Lending Collateral	0.51%
Total Value of Securities	99.94%
Obligation to Return Securities Lending
Collateral	(0.51%)
Receivables and Other Assets Net of Liabilities	0.57%
Total Net Assets	100.00%

Security type / country and sector allocations
Delaware Ivy Emerging Markets Local Currency Debt Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Sovereign Bonds	85.21%
Brazil	10.03%
Chile	2.35%
Colombia	4.49%
Czech Republic	5.60%
Dominican Republic	0.44%
Hungary	2.68%
Indonesia	14.82%
Malaysia	5.66%
Mexico	10.58%
Peru	5.96%
Poland	0.16%
Romania	3.63%
South Africa	8.91%
Thailand	8.91%
Turkey	0.59%
Ukraine	0.21%
Uruguay	0.19%
Supranational Banks	1.84%
Short-Term Investments	9.38%
Total Value of Securities	96.43%
Receivables and Other Assets Net of Liabilities	3.57%
Total Net Assets	100.00%

Security type / sector allocations
Delaware Ivy Government Securities Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Agency Collateralized Mortgage Obligations	9.12%
Agency Commercial Mortgage-Backed Securities	14.01%
Agency Mortgage-Backed Securities	10.61%
Agency Obligations	6.01%
US Treasury Obligations	57.59%
Short-Term Investments	2.53%
Total Value of Securities	99.87%
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%

Security type / sector allocations
Delaware Ivy High Yield Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Convertible Bond	0.11%
Corporate Bonds	92.19%
Automotive	0.43%
Basic Industry	8.61%
Capital Goods	4.86%
Communications	5.68%
Consumer Cyclical	14.44%
Consumer Non-Cyclical	4.54%
Energy	12.18%
Financial Services	3.89%
Healthcare	6.59%
Insurance	0.66%
Media	10.89%
Real Estate	5.69%
Services	4.91%
Technology & Electronics	4.92%
Transportation	1.80%
Utilities	2.10%
Municipal Bonds	1.06%
Common Stock	0.01%
Short-Term Investments	1.44%
Securities Lending Collateral	1.48%
Total Value of Securities	96.29%
Obligation to Return Securities Lending Collateral	(1.48%)
Receivables and Other Assets Net of Liabilities	5.19%
Total Net Assets	100.00%

Security type / country and sector allocations
Delaware Ivy International Small Cap Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / country	of net assets
Common Stocks by Country	96.45%
Australia	3.31%
Austria	0.41%
Brazil	3.51%
Canada	13.99%
China	0.69%
Denmark	1.40%
Finland	0.99%
France	1.51%
Germany	9.79%
Hong Kong	0.33%
India	4.07%
Ireland	1.23%
Israel	0.99%
Italy	3.75%
Japan	16.88%
Malaysia	0.16%
Mexico	0.96%
Norway	2.38%
Republic of Korea	4.31%
South Africa	2.31%
Spain	1.21%
Sweden	5.12%
Taiwan	2.83%
Thailand	0.51%
United Kingdom	13.81%
Short-Term Investments	1.59%
Securities Lending Collateral	3.32%
Total Value of Securities	101.36%
Obligation to Return Securities Lending Collateral	(3.32%)
Receivables and Other Assets Net of Liabilities	1.96%
Total Net Assets	100.00%

Percentage
Common stocks and preferred stocks by sector	of net assets
Communication Services	5.27%
Consumer Discretionary	9.98%
Consumer Staples	4.05%
Energy	7.03%
Financials	8.34%
Healthcare	6.28%
Industrials	22.98%
Information Technology	11.43%
Materials	9.68%
Real Estate	9.99%
Utilities	1.42%
Total	96.45%

Security type / sector allocations and top 10 equity holdings
Delaware Ivy Multi-Asset Income Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Agency Mortgage-Backed Securities	1.60%
Corporate Bonds	23.43%
Banking	0.23%
Basic Industry	0.13%
Basic Materials	0.03%
Capital Goods	1.30%
Communication Services	0.12%
Communications	5.29%
Consumer Cyclical	3.64%
Consumer Non-Cyclical	1.35%
Consumer Staples	0.03%
Electric	0.08%
Energy	3.01%
Finance Companies	0.01%
Financial Services	1.56%
Financials	0.89%
Healthcare	1.17%
Industrials	0.16%
Information Technology	0.10%
Insurance	1.01%
Media	0.87%
REIT Diversified	0.06%
REIT Multifamily	0.02%
Services	0.86%
Technology	0.78%
Telecommunication Services	0.09%
Transportation	0.27%
Utilities	0.37%
Municipal Bonds	0.13%
Loan Agreements	11.30%
Sovereign Bonds	0.15%
US Treasury Obligations	0.47%
Common Stocks	51.61%
Basic Materials	0.00%
Blue Chip Medical Products	0.00%
Communication Services	1.23%
Communications	0.00%
Consumer Cyclical	0.24%
Consumer Discretionary	2.57%
Consumer Staples	10.16%
Energy	4.89%
Financial Services	0.12%
Financials	0.01%
Healthcare	6.39%
Industrials	5.05%
Information Technology	2.27%
Materials	4.47%
Real Estate	0.86%
REIT Diversified	2.09%
REIT Healthcare	0.52%
REIT Hotel	0.08%
REIT Industrial	1.72%
REIT Information Technology	0.05%
REIT Mall	0.30%
REIT Manufactured Housing	0.25%
REIT Multifamily	2.03%
REIT Office	1.32%
REIT Retail	0.20%
REIT Self-Storage	0.75%
REIT Shopping Center	0.29%
REIT Single Tenant	0.21%
Services	0.05%
Transportation	0.30%
Utilities	3.19%
Convertible Preferred Stock	0.54%
Preferred Stock	0.00%
Exchange-Traded Funds	5.20%
Investment Company	0.24%
Master Limited Partnerships	0.25%
Warrant	0.00%
Short-Term Investments	1.45%
Securities Lending Collateral	1.00%
Total Value of Securities	97.37%
Obligation to Return Securities Lending Collateral	(1.00%)
Receivables and Other Assets Net of Liabilities	3.63%
Total Net Assets	100.00%

Security type / sector allocations and top 10 equity holdings
Delaware Ivy Multi-Asset Income Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Amadeus IT Group	1.19%
Lamb Weston Holdings	1.14%
Diageo	1.08%
Nestle	1.07%
Air Liquide	1.02%
Novo Nordisk Class B	1.01%
Smith & Nephew	0.99%
Fresenius Medical Care AG & Co.	0.97%
Henry Schein	0.96%
Merck & Co.	0.95%

Security type / sector allocations
Delaware Ivy Strategic Income Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

	Percentage
Security type / sector	of net assets
Agency Collateralized Mortgage Obligations	4.59%
Convertible Bonds	0.50%
Corporate Bonds	57.32%
Banking	8.75%
Basic Industry	0.21%
Basic Materials	1.97%
Brokerage	0.33%
Capital Goods	2.17%
Communication Services	0.09%
Communications	7.73%
Consumer Cyclical	7.83%
Consumer Non-Cyclical	5.11%
Consumer Staples	0.03%
Electric	0.53%
Energy	5.43%
Financial Services	1.21%
Financials	2.26%
Healthcare	1.09%
Industrials	0.22%
Information Technology	0.11%
Insurance	1.84%
Media	0.63%
Real Estate	0.02%
Real Estate Investment Trusts	0.04%
REIT Diversified	0.25%
Services	0.95%
Technology	2.52%
Transportation	2.31%
Utilities	3.69%
Municipal Bonds	1.49%
Non-Agency Collateralized Mortgage
Obligations	2.26%
Loan Agreements	13.53%
Sovereign Bonds	5.44%
Argentina	0.16%
Brazil	0.11%
Chile	0.36%
Colombia	0.22%
Costa Rica	0.08%
Dominican Republic	0.07%
Indonesia	1.32%
Israel	0.27%
Mexico	0.49%
Morocco	0.18%
Panama	0.35%
Peru	0.77%
Saudi Arabia	0.39%
Serbia	0.13%
Spain	0.30%
Uruguay	0.24%
Supranational Banks	1.53%
US Treasury Obligations	8.49%
Common Stocks	0.68%
Convertible Preferred Stock	0.61%
Preferred Stock	0.00%
Investment Company	0.16%
Warrant	0.01%
Options Purchased	0.03%
Securities Lending Collateral	1.72%
Total Value of Securities Before Options
Written	98.36%
Options Written	(0.01%	)
Obligation to Return Securities Lending
Collateral	(1.72%	)
Receivables and Other Assets Net of Liabilities	3.37%
Total Net Assets	100.00%

Security type / sector allocations
Delaware Ivy Total Return Bond Fund

As of March 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

	Percentage
Security type / sector	of net assets
Corporate Bonds	47.94%
Banking	14.55%
Basic Industry	2.16%
Capital Goods	0.88%
Communications	3.53%
Consumer Cyclical	5.13%
Consumer Non-Cyclical	1.86%
Energy	3.63%
Finance Companies	0.35%
Financials	1.07%
Information Technology	0.28%
Insurance	2.85%
Real Estate Investment Trusts	1.23%
Technology	1.66%
Transportation	3.15%
Utilities	5.61%
Sovereign Bonds	30.30%
Albania	0.16%
Belgium	0.79%
Canada	6.03%
Colombia	0.77%
Czech Republic	0.05%
Dominican Republic	0.47%
Germany	2.20%
Ghana	0.15%
Honduras	0.15%
Hungary	0.10%
Indonesia	1.96%
Italy	4.09%
Ivory Coast	0.61%
Kazakhstan	0.16%
Mexico	0.33%
Morocco	0.39%
Netherlands	0.97%
Nigeria	0.48%
Norway	2.76%
Pakistan	0.11%
Paraguay	0.34%
Peru	1.28%
Philippines	0.27%
Poland	0.05%
Romania	0.47%
Saudi Arabia	0.62%
Senegal	0.16%
Serbia	0.58%
South Africa	0.82%
Spain	1.88%
Uruguay	0.22%
Uzbekistan	0.88%
Supranational Banks	0.38%
US Treasury Obligations	15.22%
Options Purchased	0.03%
Short-Term Investments	0.65%
Securities Lending Collateral	7.63%
Total Value of Securities Before Options
Written	102.15%
Options Written	(0.01%	)
Obligation to Return Securities Lending
Collateral	(7.63%	)
Receivables and Other Assets Net of Liabilities	5.49%
Total Net Assets	100.00%

Schedules of investments
Delaware Ivy California Municipal High Income Fund

March 31, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 98.19%
Corporate Revenue Bonds – 10.84%
California County Tobacco
Securitization Agency
Series D 0.001% 6/1/55 ^	1,000,000	$69,920
(Gold Country Settlement
Funding Corporation)
Series 1 4.00% 6/1/49	250,000	253,465
(Merced County Tobacco
Funding Corporation)
5.00% 6/1/50	250,000	270,792
(Sonoma County Securitization
Corporation)
Series B-2 0.001% 6/1/55 ^	250,000	52,985
California Municipal Finance
Authority
(United Airlines, Los Angeles
International Airport Project)
4.00% 7/15/29 (AMT)	250,000	255,035
California Pollution Control
Financing Authority
(Waste Management Project)
Series A1 3.375%
7/1/25 (AMT)	300,000	308,400
Long Beach Bond Finance Authority
Series A 5.50% 11/15/37	165,000	210,367
M-S-R Energy Authority, California
Gas
Series C 7.00% 11/1/34	300,000	400,383
Southern California Public Power
Authority
(Natural Gas Project)
5.00% 11/1/33	295,000	347,926
Tobacco Securitization Authority of
Southern California
(Capital Appreciation -
Restructured)
Series D 0.002% 6/1/46 ^	300,000	46,911
		2,216,184
Education Revenue Bonds – 21.71%
California Educational Facilities
Authority Revenue
Series A 5.00% 4/1/47	300,000	328,788
Series A 5.00% 12/1/48	250,000	277,028
California Municipal Finance
Authority
5.00% 10/1/27	250,000	281,575
California Municipal Finance
Authority
(California Baptist University)
Series A 144A 5.00%
11/1/46 #	500,000	538,445
(CHF-Davis I - West Village
Student Housing Project)
4.00% 5/15/48 (BAM)	300,000	311,934
(The Learning Choice Academy)
Series A 4.00% 7/1/31	100,000	105,972
(The Palmdale Aerospace
Academy Project)
Series A 144A 5.00%
7/1/49 #	300,000	322,407
California School Finance Authority
(Aspire Public School)
144A 5.00% 8/1/41 #	225,000	241,076
(Classical Academies Project)
Series A 144A 5.00%
10/1/50 #	250,000	272,327
(HTH Learning Project)
Series A 144A 5.00%
7/1/49 #	300,000	317,091
(Larchmont Charter School
Project)
Series A 144A 5.00%
6/1/43 #	250,000	263,083
(Rocketship Public Schools -
Obligated Group)
Series G 144A 5.00% 6/1/30 #	310,000	334,183
Series G 144A 5.00% 6/1/37 #	330,000	350,599
(Russell Westbrook Academy -
Obligated Group)
Series A 144A 4.00%
6/1/51 #	250,000	220,195
(Green Dot Public Schools
California Projects)
Series A 144A 5.00%
8/1/48 #	250,000	271,182
		4,435,885
Electric Revenue Bonds – 5.40%
Puerto Rico Electric Power
Authority
5.00% 7/1/37 ‡	740,000	695,600
Puerto Rico Electric Power
Authority Revenue
5.00% 7/1/37 ‡	425,000	406,937
		1,102,537

Schedules of investments
Delaware Ivy California Municipal High Income Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 10.53%
California Municipal Finance
Authority
(Eisenhower Medical Center)
Series B 5.00% 7/1/37	250,000	$280,103
Series B 5.00% 7/1/42	250,000	278,020
(HumanGold California Obligated
Group)
Series A 4.00% 10/1/28	290,000	310,410
(Retirement Housing Foundation
Obligated Group)
Series A 5.00% 11/15/32	425,000	478,337
California Statewide Communities
Development Authority
(Loma Linda University Medical
Center)
Series A 5.25% 12/1/44	250,000	268,043
California Statewide Communities
Development Authority Revenue
(Loma Linda University Medical
Center)
Series A 144A 5.25%
12/1/56 #	250,000	273,385
Washington Township Health Care
District
Series A 3.75% 7/1/31	255,000	263,132
		2,151,430
Housing Revenue Bonds – 3.22%
CSCDA Community Improvement
Authority Essential Housing
Revenue
(Parallel - Anaheim)
144A 4.00% 8/1/56 #	300,000	269,304
Los Angeles Housing Authority
(Union Portfolio Project)
Series A 3.25% 6/1/35	250,000	242,795
Series A 4.00% 6/1/30	135,000	145,705
		657,804
Lease Revenue Bonds – 2.97%
California Pollution Control
Financing Authority
(San Diego County Water
Authority Desalination Project
Pipeline)
144A 5.00% 11/21/45 #	250,000	273,748
California State Public Works Board
(Riverside Campus Projects)
Series H 5.00% 4/1/26	300,000	332,748
		606,496
Local General Obligation Bond – 1.47%
Oro Grande Elementary School
District
(San Bernardino County,
California)
4.00% 9/15/32	300,000	300,870
		300,870
Pre-Refunded Bonds – 6.72%
Golden State, California Tobacco
Securitization Corporate
Settlement Revenue
Series A-1 5.00% 6/1/29-27 §	450,000	512,383
Series A-1 5.00% 6/1/47-22 §	500,000	503,245
Series A-2 5.00% 6/1/47-22 §	250,000	251,623
(Asset-Backed)
Series A-2 5.30% 6/1/37-22 §	105,000	105,731
		1,372,982
Pre-Refunded/Escrowed to Maturity Bonds – 0.13%
California School Finance Authority
144A 5.00% 8/1/41-25 #, §	25,000	27,384
		27,384
Special Tax Revenue Bonds – 24.53%
Chino Community Facilities District
5.00% 9/1/47	150,000	160,448
Chino Public Financing Authority
Series A 3.50% 9/1/43	250,000	237,185
GDB Debt Recovery Authority of
Puerto Rico
7.50% 8/20/40	406,523	382,131
Jurupa Community Services District
(Eastvale Area)
Series A 4.125% 9/1/42	200,000	205,688
Series A 4.25% 9/1/47	300,000	308,307
Lammersville Joint Unified School
District
5.00% 9/1/33	500,000	551,245
Murrieta CA Community Facilities
District
(Golden City)
Series A 5.00% 9/1/46	300,000	325,176
Ontario CA Community Facilities
District No 28
(New Haven Facilities - Area A)
5.00% 9/1/42	130,000	138,984
5.00% 9/1/47	230,000	245,240
Ontario CA Community Facilities
District No 31
(Carriage House / Amberly Lane)
5.00% 9/1/47	135,000	146,279

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Poway Unified School District
(DEL SUR East)
Series C 5.00% 9/1/46	250,000	$268,647
Puerto Rico Sales Tax Financing
Revenue
(Capital Appreciation -
Restructured)
Series A-1 4.949% 7/1/46 ^	160,000	49,095
Series A-1 5.216% 7/1/51 ^	364,000	81,037
Roseville
(Fiddyment Ranch Community
Facilities)
Series A 5.00% 9/1/35	250,000	273,495
Sacramento
(Natomas Central Community
Facilities)
5.00% 9/1/41	250,000	269,252
San Bernardino County
(Lyte Creek North)
4.00% 9/1/42	250,000	254,015
San Mateo, Special Tax
(Bay Meadows)
6.00% 9/1/42	250,000	253,273
Tulare Redevelopment Agency
Successor Agency
Series A 4.00% 8/1/40 (BAM)	250,000	264,570
Western Riverside Water &
Wastewater Financing Authority
(Local Agency Revenue Bonds)
Series A 5.00% 9/1/29	250,000	278,655
William S Hart Union High School
District
5.00% 9/1/47	300,000	320,376
		5,013,098
State General Obligation Bonds – 1.29%
Commonwealth of Puerto Rico
Series A1 2.986% 7/1/24 ^	9,395	8,579
Series A1 4.00% 7/1/33	18,265	17,878
Series A1 4.00% 7/1/35	16,417	15,891
Series A1 4.00% 7/1/37	14,090	13,575
Series A1 4.00% 7/1/41	19,158	18,265
Series A1 4.00% 7/1/46	19,924	18,827
Series A1 4.362% 7/1/33 ^	23,505	13,611
Series A1 5.25% 7/1/23	20,399	20,901
Series A1 5.375% 7/1/25	20,342	21,480
Series A1 5.625% 7/1/27	20,157	22,040
Series A1 5.625% 7/1/29	19,830	22,154
Series A1 5.75% 7/1/31	19,261	21,986
Commonwealth of Puerto Rico
Series C 2.646% 11/1/43	91,072	49,065
		264,252
Transportation Revenue Bonds – 9.38%
California Municipal Finance
Authority
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	250,000	252,880
Series A 5.00% 12/31/47 (AMT)	250,000	270,260
Foothill-Eastern Transportation
Corridor Agency, California
Series-B1 3.95% 1/15/53 •	300,000	305,463
Los Angeles Department of Airports
Series B 5.00% 5/15/46 (AMT)	300,000	323,982
Norman Y Mineta San Jose
International Airport SJC
Series A 5.00% 3/1/47 (AMT)	200,000	215,850
Puerto Rico Highway &
Transportation Authority
Series CC 5.25% 7/1/32 (AGM)	120,000	125,746
Series CC 5.25% 7/1/33 (AGM)	50,000	52,476
San Diego Association of
Governments South Bay
Expressway Revenue
Series A 5.00% 7/1/27	100,000	113,296
San Francisco City & County Airport
Comm-San Francisco
International Airport
Series A 4.00% 5/1/49 (AMT)	250,000	255,965
		1,915,918
Total Municipal Bonds
(cost $19,875,167)		20,064,840
Short-Term Investments – 0.69%

	Number of
	shares
Money Market Mutual Funds – 0.69%
State Street Institutional US
Government Money Market Fund
– Premier Class (seven-day
effective yield 0.17%)	141,778	141,778
Total Short-Term Investments
(cost $141,778)		141,778
Total Value of Securities–98.88%
(cost $20,016,945)		$20,206,618

Schedules of investments
Delaware Ivy California Municipal High Income Fund

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $3,974,409, which represents 19.45% of the Fund's net assets. See Note 10 in “Notes to financial statements.”

‡	Non-income producing security. Security is currently in default.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Cash Management Fund

March 31, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Obligations – 16.10%
United States International
Development Finance
0.38% (3M US Treasury Bill
Yield + 0.00%) 4/6/22 ●	22,674,419	$22,674,369
0.39% (3M US Treasury Bill
Yield + 0.00%) 4/6/22 ●	21,477,273	21,477,272
Total Agency Obligations
(cost $44,151,641)		44,151,641

Commercial Paper – 70.92%
American Honda Finance
0.851% 4/18/22	5,000,000	4,997,993
Barclays Bank UK
0.39% 4/19/22	10,000,000	9,998,050
BASF
0.58% 4/4/22	5,000,000	4,999,758
Bayerische Landesbank
0.34% 4/1/22	1,150,000	1,150,000
0.50% 4/22/22	1,200,000	1,199,650
DZ Bank
0.30% 4/1/22	4,000,000	4,000,000
DZ Bank Deutsche Zentral-
Genossenschaftsbank
Frankfurt Am Main
0.32% 4/5/22	8,000,000	7,999,716
Henkel
0.30% 4/1/22	6,000,000	6,000,000
John Deere
0.30% 4/5/22	2,068,000	2,067,931
0.43% 4/26/22	5,000,000	4,998,507
JP Morgan Securities
0.40% 4/6/22	6,000,000	5,999,667
Kellogg
0.60% 4/12/22	1,000,000	999,817
0.62% 4/1/22	10,000,000	10,000,000
McCormick & Company
0.55% 4/1/22	3,500,000	3,500,000
Mondelez International
0.50% 4/1/22	12,000,000	12,000,000
National Rural Utilities
Cooperative Finance
Corporation
0.44% 4/11/22	4,500,000	4,499,450
NatWest
0.55% 4/26/22	8,000,000	7,996,944
Northern Illinois Gas Company
0.45% 4/6/22	10,250,000	10,249,359
Novartis Financial Corporation
0.32% 4/1/22	5,500,000	5,500,000
Rockwell Automation
0.33% 4/6/22	9,000,000	8,999,588
Societe Generale
0.40% 4/1/22	7,000,000	7,000,000
Sonoco Products Company
0.53% 4/1/22	12,000,000	12,000,000
Stanley Black & Decker
0.33% 4/1/22	5,000,000	5,000,000
0.50% 4/18/22	5,000,000	4,998,819
0.55% 4/26/22	1,100,000	1,099,580
The J.M. Smucker Company
0.55% 4/1/22	12,000,000	12,000,000
Virginia Electric & Power
Company
0.65% 4/6/22	9,250,000	9,249,165
VW Credit
0.78% 4/4/22	5,000,000	4,999,675
0.815% 4/7/22	5,000,000	4,999,321
Walgreens Boots Alli
0.85% 4/13/22	5,000,000	4,998,583
Wisconsin Power & Light
Company
0.40% 4/1/22	10,975,000	10,975,000
Total Commercial Paper
(cost $194,476,573)		194,476,573

	Number of
	shares
Short-Term Investments – 13.01%
Money Market Mutual Fund – 4.44%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 0.17%)	12,181,314	12,181,314

	Principal
	amount°
Variable Rate Demand Notes – 8.57%¤
Kansas City Series B
0.530% 4/6/22	4,600,000	4,600,000
Net Magan Two 0.700% 4/7/22	15,200,000	15,200,000
Trap Rock Industries
0.150% 4/7/22	3,685,000	3,685,000
		23,485,000
Total Short-Term Investments
(cost $35,666,314)		35,666,314
Total Value of Securities–100.03%
(cost $274,294,528)		$274,294,528

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedules of investments
Delaware Ivy Cash Management Fund

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of March 31, 2022.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Corporate Bond Fund

March 31, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Convertible Bond – 0.09%
Spirit Airlines 1.00% exercise price
$49.07, maturity date 5/15/26	626,000	$564,652
Total Convertible Bond
(cost $547,386)		564,652

Corporate Bonds – 95.85%
Banking – 19.48%
Ally Financial 4.70% 5/15/26 µ, ψ	2,035,000	1,921,925
Bank of America
1.898% 7/23/31 µ	3,425,000	2,996,749
2.299% 7/21/32 µ	4,775,000	4,256,297
2.482% 9/21/36 µ	4,445,000	3,828,651
2.496% 2/13/31 µ	3,000,000	2,760,851
2.592% 4/29/31 µ	5,325,000	4,921,790
4.20% 8/26/24	6,000,000	6,149,006
Bank of New York Mellon 4.70%
9/20/25 µ, ψ	1,935,000	1,986,278
Citigroup
2.572% 6/3/31 µ	5,725,000	5,255,031
3.50% 5/15/23	1,390,000	1,405,130
3.52% 10/27/28 µ	3,250,000	3,223,978
4.412% 3/31/31 µ	3,690,000	3,837,744
4.70% 1/30/25 µ, ψ	1,150,000	1,104,000
5.00% 9/12/24 µ, ψ	925,000	918,063
Credit Agricole 144A 2.811%
1/11/41 #	3,490,000	2,891,259
Goldman Sachs Group
1.542% 9/10/27 µ	1,015,000	929,053
2.383% 7/21/32 µ	2,325,000	2,063,451
3.50% 11/16/26	1,000,000	1,005,051
3.615% 3/15/28 µ	1,045,000	1,044,839
3.80% 3/15/30	7,550,000	7,610,038
4.125% 11/10/26 µ, ψ	1,045,000	981,255
4.25% 10/21/25	2,500,000	2,563,602
ING Groep 3.55% 4/9/24	2,425,000	2,456,252
JPMorgan Chase & Co.
1.47% 9/22/27 µ	1,040,000	959,603
2.522% 4/22/31 µ	4,165,000	3,865,912
3.22% 3/1/25 µ	5,000,000	5,019,999
3.875% 9/10/24	1,964,000	2,007,400
4.00% 4/1/25 µ, ψ	1,600,000	1,512,800
5.00% 8/1/24 µ, ψ	1,783,000	1,778,186
Morgan Stanley
1.794% 2/13/32 µ	4,475,000	3,853,915
3.875% 1/27/26	4,150,000	4,232,773
4.875% 11/1/22	6,167,000	6,273,614
National Securities Clearing 144A
1.50% 4/23/25 #	7,135,000	6,837,224
Royal Bank of Canada 2.30%
11/3/31	2,625,000	2,389,911
State Street 2.203% 2/7/28 µ	1,945,000	1,866,002
SVB Financial Group 4.00%
5/15/26 µ, ψ	2,120,000	1,963,650
Truist Financial 4.95% 9/1/25 µ, ψ	1,955,000	2,006,808
US Bancorp
2.215% 1/27/28 µ	1,155,000	1,104,558
2.491% 11/3/36 µ	2,550,000	2,291,033
2.677% 1/27/33 µ	1,205,000	1,146,924
Wells Fargo & Co.
2.879% 10/30/30 µ	4,808,000	4,574,974
3.526% 3/24/28 µ	845,000	843,979
3.90% 3/15/26 µ, ψ	2,705,000	2,594,568
		123,234,126
Basic Industry – 0.32%
Newmont 2.60% 7/15/32	855,000	787,680
Nucor 3.125% 4/1/32	1,315,000	1,272,633
		2,060,313
Brokerage – 0.74%
Charles Schwab
1.65% 3/11/31	1,990,000	1,740,329
5.00% 6/1/27 µ, ψ	1,545,000	1,543,146
Jefferies Group 2.625% 10/15/31	1,530,000	1,382,033
		4,665,508
Capital Goods – 5.17%
Boeing 3.75% 2/1/50	5,125,000	4,579,497
General Dynamics 2.85% 6/1/41	2,460,000	2,242,377
Graphic Packaging International
144A 0.821% 4/15/24 #	3,020,000	2,872,517
Huntington Ingalls Industries 144A
2.043% 8/16/28 #	2,700,000	2,446,368
Lennox International 1.35% 8/1/25	3,250,000	3,046,583
Masco 1.50% 2/15/28	2,775,000	2,447,286
Raytheon Technologies
2.25% 7/1/30	2,750,000	2,550,796
3.125% 7/1/50	1,545,000	1,393,327
Republic Services 2.30% 3/1/30	4,849,000	4,473,899
Vontier 2.40% 4/1/28	2,340,000	2,062,523
Waste Connections 3.50% 5/1/29	3,300,000	3,313,909
Waste Management 1.50%
3/15/31	1,500,000	1,292,976
		32,722,058
Communications – 11.54%
Alphabet 2.05% 8/15/50	1,356,000	1,073,164
Amazon.com 3.875% 8/22/37	7,500,000	7,957,322
AT&T
3.10% 2/1/43	1,730,000	1,497,937
3.50% 6/1/41	3,000,000	2,769,945
3.50% 9/15/53	1,200,000	1,057,517
3.55% 9/15/55	1,000,000	885,388

Schedules of investments
Delaware Ivy Corporate Bond Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
AT&T
3.65% 6/1/51	5,400,000	$4,930,808
CCO Holdings 144A 4.75%
2/1/32 #	1,200,000	1,119,264
Charter Communications
Operating
3.85% 4/1/61	4,070,000	3,284,912
3.90% 6/1/52	1,385,000	1,172,260
4.50% 2/1/24	3,942,000	4,034,560
Comcast
144A 2.887% 11/1/51 #	2,410,000	2,041,818
3.25% 11/1/39	3,125,000	2,973,717
3.90% 3/1/38	1,000,000	1,033,355
Cox Communications 144A 3.60%
6/15/51 #	575,000	513,639
Directv Financing 144A 5.875%
8/15/27 #	1,050,000	1,034,329
Discovery Communications 4.00%
9/15/55	1,895,000	1,641,945
Netflix 5.875% 2/15/25	4,149,000	4,430,779
Paramount Global 4.75% 5/15/25	3,000,000	3,120,006
Rogers Communications
144A 3.80% 3/15/32 #	990,000	983,573
144A 4.55% 3/15/52 #	1,250,000	1,246,326
Sprint 7.875% 9/15/23	2,535,000	2,696,594
Thomson Reuters 3.35% 5/15/26	2,450,000	2,461,396
T-Mobile USA
2.875% 2/15/31	550,000	496,375
3.30% 2/15/51	575,000	485,568
3.50% 4/15/25	2,350,000	2,367,960
4.375% 4/15/40	925,000	931,688
TWDC Enterprises 18
3.70% 12/1/42	1,000,000	990,783
4.125% 12/1/41	2,000,000	2,079,183
Verizon Communications
2.987% 10/30/56	2,687,000	2,221,329
3.875% 3/1/52	1,690,000	1,703,273
4.329% 9/21/28	2,500,000	2,641,172
4.50% 8/10/33	3,175,000	3,414,956
VZ Secured Financing 144A 5.00%
1/15/32 #	800,000	749,220
Walt Disney 3.60% 1/13/51	967,000	960,897
		73,002,958
Consumer Cyclical – 6.15%
7-Eleven
144A 1.30% 2/10/28 #	1,575,000	1,381,427
144A 1.80% 2/10/31 #	2,700,000	2,329,815
Aptiv
3.10% 12/1/51	2,306,000	1,838,431
4.15% 5/1/52	1,345,000	1,264,683
AutoNation
2.40% 8/1/31	1,000,000	872,279
3.85% 3/1/32	1,085,000	1,051,853
DR Horton
1.30% 10/15/26	540,000	491,536
2.60% 10/15/25	3,620,000	3,516,731
Ford Motor Credit
2.30% 2/10/25	575,000	546,444
2.70% 8/10/26	1,185,000	1,103,543
2.90% 2/10/29	835,000	744,920
General Motors Financial
1.25% 1/8/26	1,375,000	1,259,939
2.40% 10/15/28	1,580,000	1,417,243
3.10% 1/12/32	495,000	445,519
Genting New York 144A 3.30%
2/15/26 #	875,000	828,700
Home Depot 4.20% 4/1/43	4,700,000	5,060,559
Magallanes
144A 3.755% 3/15/27 #	2,965,000	2,964,549
144A 4.054% 3/15/29 #	495,000	498,027
144A 4.279% 3/15/32 #	515,000	517,929
144A 5.141% 3/15/52 #	2,000,000	2,050,942
Nissan Motor 144A 3.522%
9/17/25 #	1,150,000	1,128,466
Nordstrom 2.30% 4/8/24	550,000	544,148
NVR 3.00% 5/15/30	5,313,000	4,966,339
Toll Brothers Finance 3.80%
11/1/29	675,000	653,540
Walmart 2.65% 9/22/51	1,590,000	1,417,800
		38,895,362
Consumer Non-Cyclical – 13.90%
ADT Security 144A 4.875%
7/15/32 #	998,000	920,196
Amgen 2.80% 8/15/41	2,250,000	1,937,988
Anheuser-Busch InBev Worldwide
4.70% 2/1/36	2,470,000	2,655,802
Bayer US Finance II 144A 2.85%
4/15/25 #	2,165,000	2,105,739
Boston Scientific 1.90% 6/1/25	1,000,000	960,910
Bristol-Myers Squibb 3.70%
3/15/52	1,025,000	1,033,209
Cargill 144A 2.125% 4/23/30 #	3,089,000	2,826,481
Centene 2.45% 7/15/28	945,000	864,699
Clorox 3.90% 5/15/28	5,512,000	5,622,390
Coca-Cola Europacific Partners
144A 0.80% 5/3/24 #	2,730,000	2,609,795
CoStar Group 144A 2.80%
7/15/30 #	2,817,000	2,578,749
CVS Health 2.70% 8/21/40	1,439,000	1,230,616

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Darling Ingredients 144A 5.25%
4/15/27 #	2,150,000	$2,195,601
Dentsply Sirona 3.25% 6/1/30	3,358,000	3,240,767
Estee Lauder 1.95% 3/15/31	2,700,000	2,452,976
Global Payments
2.65% 2/15/25	4,195,000	4,108,824
2.90% 11/15/31	1,485,000	1,354,755
HCA
144A 3.125% 3/15/27 #	735,000	719,319
5.875% 5/1/23	1,729,000	1,789,316
Hormel Foods 3.05% 6/3/51	3,185,000	2,874,323
JBS USA LUX 144A 3.00%
2/2/29 #	1,778,000	1,648,250
Kraft Heinz Foods 3.00% 6/1/26	241,000	238,039
McCormick & Co. 0.90% 2/15/26	5,095,000	4,667,191
Merck & Co.
2.35% 6/24/40	2,675,000	2,309,507
2.45% 6/24/50	2,000,000	1,668,059
Nestle Holdings
144A 3.90% 9/24/38 #	1,700,000	1,800,666
144A 4.00% 9/24/48 #	3,530,000	3,801,851
PayPal Holdings
2.30% 6/1/30	890,000	829,665
3.25% 6/1/50	1,463,000	1,339,750
PepsiCo
2.75% 10/21/51	1,580,000	1,417,771
3.625% 3/19/50	1,250,000	1,287,841
Royalty Pharma
1.20% 9/2/25	3,750,000	3,453,628
3.30% 9/2/40	425,000	362,918
Tyson Foods 3.95% 8/15/24	4,250,000	4,335,232
UnitedHealth Group
2.75% 5/15/40	750,000	676,067
3.05% 5/15/41	5,240,000	4,892,465
Universal Health Services 144A
1.65% 9/1/26 #	2,965,000	2,724,297
University of Southern California
3.028% 10/1/39	2,000,000	1,875,340
Verisk Analytics 3.625% 5/15/50	2,504,000	2,365,363
Zoetis 2.00% 5/15/30	2,370,000	2,128,205
		87,904,560
Energy – 5.12%
BP Capital Markets America
2.939% 6/4/51	3,465,000	2,971,895
Cheniere Energy Partners 4.00%
3/1/31	700,000	679,662
Colorado Interstate Gas 144A
4.15% 8/15/26 #	6,000,000	6,150,142
ConocoPhillips 3.80% 3/15/52	2,100,000	2,141,993
Diamondback Energy 4.25%
3/15/52	630,000	624,262
Energy Transfer
4.90% 3/15/35	750,000	760,816
5.30% 4/15/47	1,450,000	1,495,712
EQM Midstream Partners 4.75%
7/15/23	842,000	849,603
EQT 6.625% 2/1/25	1,000,000	1,057,500
Midwest Connector Capital 144A
4.625% 4/1/29 #	2,825,000	2,860,568
Sabal Trail Transmission 144A
4.246% 5/1/28 #	5,000,000	5,161,841
Transcontinental Gas Pipe Line
3.25% 5/15/30	1,775,000	1,733,578
4.60% 3/15/48	2,000,000	2,141,289
Williams Cos. 4.85% 3/1/48	3,500,000	3,745,431
		32,374,292
Finance Companies – 3.41%
AerCap Ireland Capital DAC
1.75% 1/30/26	975,000	895,751
3.00% 10/29/28	4,230,000	3,909,061
Air Lease 2.875% 1/15/32	2,125,000	1,905,161
Aviation Capital Group 144A
3.50% 11/1/27 #	355,000	336,609
Avolon Holdings Funding 144A
3.25% 2/15/27 #	960,000	904,482
Blackstone Holdings Finance
144A 1.60% 3/30/31 #	1,250,000	1,060,049
144A 2.00% 1/30/32 #	4,240,000	3,700,488
Blue Owl Finance 144A 3.125%
6/10/31 #	2,250,000	1,918,501
Intercontinental Exchange 2.10%
6/15/30	1,795,000	1,643,952
Visa
2.70% 4/15/40	5,065,000	4,616,263
4.30% 12/14/45	585,000	658,410
		21,548,727
Financials – 0.71%
Apollo Management Holdings
144A 2.65% 6/5/30 #	1,275,000	1,192,200
KKR Group Finance VIII 144A
3.50% 8/25/50 #	3,750,000	3,285,665
		4,477,865
Insurance – 3.90%
Aon
2.80% 5/15/30	4,950,000	4,721,542
2.90% 8/23/51	2,250,000	1,872,586
Athene Global Funding 144A
1.985% 8/19/28 #	1,970,000	1,733,618

Schedules of investments
Delaware Ivy Corporate Bond Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Berkshire Hathaway Finance
3.85% 3/15/52	2,330,000	$2,385,573
Brighthouse Financial 3.85%
12/22/51	718,000	600,539
Brown & Brown 4.95% 3/17/52	1,325,000	1,418,725
First American Financial 2.40%
8/15/31	2,400,000	2,104,711
New York Life Global Funding
144A 2.35% 7/14/26 #	3,000,000	2,914,788
Northwestern Mutual Life
Insurance 144A 3.85%
9/30/47 #	3,000,000	2,940,459
Principal Life Global Funding II
144A 3.00% 4/18/26 #	4,000,000	3,968,611
		24,661,152
Real Estate Investment Trusts – 3.22%
American Homes 4 Rent 3.625%
4/15/32	945,000	921,536
American Tower Trust #1 144A
3.07% 3/15/48 #	3,000,000	2,982,010
Crown Castle International 1.05%
7/15/26	3,000,000	2,714,534
CyrusOne 2.90% 11/15/24	1,665,000	1,669,570
EPR Properties 4.95% 4/15/28	1,067,000	1,068,846
Equinix 2.625% 11/18/24	5,715,000	5,638,158
Extra Space Storage
2.35% 3/15/32	785,000	690,290
2.55% 6/1/31	4,140,000	3,742,251
Global Net Lease 144A 3.75%
12/15/27 #	1,030,000	949,388
		20,376,583
Technology – 10.79%
Adobe 2.30% 2/1/30	5,890,000	5,580,110
Apple
2.65% 5/11/50	825,000	720,816
2.65% 2/8/51	825,000	713,953
2.70% 8/5/51	575,000	501,540
Autodesk
2.40% 12/15/31	530,000	473,471
2.85% 1/15/30	4,616,000	4,353,249
Broadcom 144A 3.469% 4/15/34 #	2,195,000	2,037,446
CDW
2.67% 12/1/26	945,000	892,458
3.276% 12/1/28	4,095,000	3,864,759
3.569% 12/1/31	1,265,000	1,174,331
Fidelity National Information
Services 1.65% 3/1/28	2,775,000	2,488,143
Fiserv 3.85% 6/1/25	5,500,000	5,561,752
Maxim Integrated Products 3.45%
6/15/27	2,620,000	2,615,272
Microchip Technology 144A
0.983% 9/1/24 #	4,476,000	4,241,591
Microsoft 2.921% 3/17/52	3,500,000	3,294,175
Nuance Communications 5.625%
12/15/26	3,985,000	4,097,098
NXP 144A 3.875% 6/18/26 #	2,200,000	2,209,981
salesforce
2.70% 7/15/41	800,000	710,820
2.90% 7/15/51	1,175,000	1,046,940
Seagate HDD Cayman 4.75%
6/1/23	2,985,000	3,034,835
ServiceNow 1.40% 9/1/30	3,977,000	3,384,585
Texas Instruments
3.875% 3/15/39	3,933,000	4,193,568
4.15% 5/15/48	600,000	668,304
TSMC Global
144A 1.375% 9/28/30 #	3,535,000	3,012,345
144A 2.25% 4/23/31 #	3,500,000	3,205,955
VMware 4.50% 5/15/25	2,850,000	2,938,846
Workday
3.50% 4/1/27	295,000	295,124
3.70% 4/1/29	455,000	456,426
3.80% 4/1/32	475,000	474,683
		68,242,576
Transportation – 3.22%
Air Canada 2015-2 Class AA Pass
Through Trust 144A 3.75%
6/15/29 #, ◆	2,939,131	2,882,357
American Airlines 2016-2 Class AA
Pass Through Trust 3.20%
12/15/29 ◆	2,293,500	2,176,495
American Airlines Group 2017-
2 Class AA Pass Through Trust
3.35% 10/15/29 ◆	810,572	776,816
Burlington Northern Santa Fe
2.875% 6/15/52	430,000	381,883
4.55% 9/1/44	2,000,000	2,225,418
Canadian Pacific Railway 3.00%
12/2/41	1,185,000	1,068,500
Delta Air Lines 2020-1 Class AA
Pass Through Trust 2.00%
12/10/29 ◆	1,797,860	1,641,632
Kansas City Southern 3.50%
5/1/50	2,250,000	2,109,257
Union Pacific
3.375% 2/14/42	290,000	280,888
3.55% 8/15/39	3,125,000	3,091,382
United Airlines 2016-1 Class AA
Pass Through Trust 3.10%
1/7/30	3,879,869	3,757,721
		20,392,349

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Utilities – 8.18%
Alabama Power 3.125% 7/15/51	2,685,000	$2,346,113
American Water Capital 4.15%
6/1/49	3,800,000	3,955,895
Appalachian Power 4.45% 6/1/45	1,000,000	1,012,969
Baltimore Gas and Electric 4.25%
9/15/48	2,500,000	2,669,086
Black Hills
1.037% 8/23/24	1,850,000	1,767,607
4.35% 5/1/33	3,750,000	3,822,364
CenterPoint Energy 2.95% 3/1/30	3,250,000	3,100,709
Commonwealth Edison 3.65%
6/15/46	2,500,000	2,482,194
Duke Energy Carolinas 3.55%
3/15/52	320,000	317,002
Entergy 3.75% 6/15/50	4,280,000	4,030,996
Eversource Energy 2.90% 3/1/27	1,395,000	1,369,294
Fells Point Funding Trust 144A
3.046% 1/31/27 #	1,370,000	1,315,555
FirstEnergy
2.65% 3/1/30	900,000	818,820
3.40% 3/1/50	810,000	683,907
MidAmerican Energy 3.95%
8/1/47	1,000,000	1,043,489
National Rural Utilities Cooperative
Finance 4.40% 11/1/48	3,000,000	3,238,451
Pacific Gas and Electric 3.00%
6/15/28	2,075,000	1,934,219
Sempra Energy 4.875%
10/15/25 µ, ψ	1,835,000	1,848,763
Southern California Edison
3.45% 2/1/52	915,000	824,280
4.125% 3/1/48	1,725,000	1,704,259
Southern California Gas
2.95% 4/15/27	1,546,000	1,526,546
4.30% 1/15/49	3,830,000	4,128,240
Union Electric 3.90% 4/1/52	1,050,000	1,087,657
Virginia Electric and Power 4.60%
12/1/48	1,850,000	2,090,475
Wisconsin Electric Power
4.25% 6/1/44	750,000	756,293
4.30% 10/15/48	1,750,000	1,857,593
		51,732,776
Total Corporate Bonds
(cost $642,273,306)		606,291,205

Municipal Bonds – 1.01%
Commonwealth of Puerto Rico
Series A1 2.986% 7/1/24 ^	29,527	26,961
Series A1 4.00% 7/1/33	57,400	56,185
Series A1 4.00% 7/1/35	51,595	49,940
Series A1 4.00% 7/1/37	44,282	42,662
Commonwealth of Puerto Rico
Series A1 4.00% 7/1/41	60,207	57,400
Series A1 4.00% 7/1/46	62,614	59,168
Series A1 4.362% 7/1/33 ^	73,868	42,774
Series A1 5.25% 7/1/23	64,108	65,687
Series A1 5.375% 7/1/25	63,928	67,506
Series A1 5.625% 7/1/27	63,349	69,264
Series A1 5.625% 7/1/29	62,321	69,625
Series A1 5.75% 7/1/31	60,532	69,097
Series C 2.646% 11/1/43	286,605	154,408
GDB Debt Recovery Authority of
Puerto Rico
7.50% 8/20/40	2,111,683	1,984,983
New York City Industrial
Development Agency
144A 11.00% 3/1/29 #	2,837,000	3,596,493
Total Municipal Bonds
(cost $5,705,536)		6,412,153

Regional Bond – 1.69%
Canada – 1.69%
Province of Quebec Canada
7.14% 2/27/26 ~	9,365,000	10,664,092
		10,664,092
Total Regional Bond
(cost $9,464,841)		10,664,092

Sovereign BondsΔ – 0.36%
Colombia – 0.14%
Colombia Government
International Bonds
3.25% 4/22/32	1,075,000	900,173
		900,173
Mexico – 0.22%
Mexico Government International
Bond
3.75% 4/19/71	1,750,000	1,392,265
		1,392,265
Total Sovereign Bonds
(cost $2,791,799)		2,292,438

US Treasury Obligation – 0.35%
US Treasury Note
1.875% 2/15/32	2,305,000	2,213,881
Total US Treasury Obligation
(cost $2,202,915)		2,213,881

Schedules of investments
Delaware Ivy Corporate Bond Fund

	Number of
	shares	Value (US $)
Short-Term Investments – 0.33%
Money Market Mutual Fund – 0.33%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 0.17%)	2,117,375	$2,117,375
Total Short-Term Investments
(cost $2,117,375)		2,117,375
Total Value of Securities–99.68%
(cost $665,103,158)		$630,555,796

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $122,927,478, which represents 19.43% of the Fund's net assets. See Note 10 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at March 31, 2022.
Δ	Securities have been classified by country of risk.

Summary of abbreviations:
DAC – Designated Activity Company

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Crossover Credit Fund

March 31, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Convertible Bond – 0.08%
Spirit Airlines 1.00% exercise price
$49.07, maturity date 5/15/26	32,000	$28,864
Total Convertible Bond
(cost $28,002)		28,864

Corporate Bonds – 98.55%
Banking – 14.04%
Ally Financial 4.70%
5/15/26 *, µ, ψ	115,000	108,610
Bank of America
1.898% 7/23/31 µ	1,000,000	874,963
2.482% 9/21/36 µ	250,000	215,335
Bank of New York Mellon 4.70%
9/20/25 µ, ψ	110,000	112,915
Citigroup
2.572% 6/3/31 µ	500,000	458,955
5.00% 9/12/24 *, µ, ψ	500,000	496,250
Credit Agricole 144A 2.811%
1/11/41 #	250,000	207,110
Goldman Sachs Group
2.383% 7/21/32 µ	1,000,000	887,506
4.125% 11/10/26 µ, ψ	60,000	56,340
JPMorgan Chase & Co.
2.522% 4/22/31 µ	500,000	464,095
5.00% 8/1/24 µ, ψ	170,000	169,541
State Street 2.203% 2/7/28 µ	100,000	95,938
SVB Financial Group 4.00%
5/15/26 µ, ψ	120,000	111,150
Truist Financial 4.95% 9/1/25 µ, ψ	110,000	112,915
US Bancorp
2.215% 1/27/28 µ	65,000	62,161
2.491% 11/3/36 µ	150,000	134,767
Wells Fargo & Co.
3.526% 3/24/28 µ	45,000	44,946
3.90% 3/15/26 µ, ψ	155,000	148,672
		4,762,169
Basic Industry – 0.34%
Newmont 2.60% 7/15/32	50,000	46,063
Nucor 3.125% 4/1/32	70,000	67,745
		113,808
Capital Goods – 2.20%
Boeing 3.75% 2/1/50	390,000	348,489
Vontier 2.40% 4/1/28	450,000	396,639
		745,128
Communication Services – 0.62%
Rogers Communications
144A 3.80% 3/15/32 #	55,000	54,643
144A 4.55% 3/15/52 #	65,000	64,809
Verizon Communications 3.875%
3/1/52 *	90,000	90,707
		210,159
Communications – 15.22%
AT&T
3.50% 6/1/41	500,000	461,657
3.65% 6/1/51	500,000	456,556
CCO Holdings 144A 4.75%
2/1/32 #	70,000	65,290
Charter Communications
Operating
3.85% 4/1/61	135,000	108,959
3.90% 6/1/52	750,000	634,798
Magallanes
144A 3.755% 3/15/27 #	160,000	159,976
144A 4.279% 3/15/32 #	30,000	30,171
Netflix 5.875% 2/15/25	1,000,000	1,067,915
Sprint 7.875% 9/15/23	750,000	797,809
Thomson Reuters 3.35% 5/15/26	500,000	502,326
T-Mobile USA 2.875% 2/15/31	500,000	451,250
Verizon Communications 2.65%
11/20/40	500,000	426,618
		5,163,325
Consumer Cyclical – 10.51%
ADT Security 144A 4.875%
7/15/32 #	49,000	45,180
Aptiv
3.10% 12/1/51	132,000	105,235
4.15% 5/1/52	70,000	65,820
AutoNation 2.40% 8/1/31	1,000,000	872,279
Ford Motor Credit 2.70% 8/10/26	300,000	279,378
General Motors Financial
1.25% 1/8/26	500,000	458,159
3.10% 1/12/32 *	30,000	27,001
Genting New York 144A 3.30%
2/15/26 #	500,000	473,543
Magallanes
144A 4.054% 3/15/29 #	25,000	25,153
144A 5.141% 3/15/52 #	110,000	112,802
NVR 3.00% 5/15/30	1,000,000	934,752
Toll Brothers Finance 3.80%
11/1/29 *	170,000	164,595
		3,563,897
Consumer Non-Cyclical – 6.30%
CVS Health 2.70% 8/21/40	76,000	64,994
Global Payments 2.90% 11/15/31	85,000	77,545
HCA
144A 3.125% 3/15/27 #	40,000	39,147
5.875% 5/1/23	245,000	253,547

Schedules of investments
Delaware Ivy Crossover Credit Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
JBS USA LUX 144A 3.00%
2/2/29 #	104,000	$96,411
Kraft Heinz Foods 3.00% 6/1/26	76,000	75,066
Royalty Pharma 3.30% 9/2/40	700,000	597,747
Universal Health Services 144A
1.65% 9/1/26 #	500,000	459,409
Verisk Analytics 3.625% 5/15/50	500,000	472,317
		2,136,183
Consumer Staples – 0.63%
Alimentation Couche-Tard 144A
2.95% 1/25/30 #, *	225,000	214,962
		214,962
Electric – 1.07%
Fells Point Funding Trust 144A
3.046% 1/31/27 #	100,000	96,026
FirstEnergy 3.40% 3/1/50	315,000	265,964
		361,990
Energy – 6.13%
Cheniere Energy Partners 4.00%
3/1/31	500,000	485,473
ConocoPhillips 3.80% 3/15/52	115,000	117,300
Diamondback Energy 4.25%
3/15/52	35,000	34,681
Energy Transfer
5.30% 4/15/47	250,000	257,881
6.25% 4/15/49	65,000	74,873
EQT 6.625% 2/1/25	250,000	264,375
Midwest Connector Capital 144A
4.625% 4/1/29 #	305,000	308,840
Williams Cos. 4.85% 3/1/48 *	500,000	535,062
		2,078,485
Finance Companies – 9.93%
AerCap Ireland Capital DAC 3.00%
10/29/28	240,000	221,791
Air Lease 2.875% 1/15/32 *	125,000	112,068
Avolon Holdings Funding 144A
3.25% 2/15/27 #	500,000	471,084
Brookfield Finance 3.50% 3/30/51	525,000	468,533
Charles Schwab 5.00%
6/1/27 µ, ψ	85,000	84,898
Intercontinental Exchange 2.10%
6/15/30	500,000	457,926
Jefferies Group 2.625% 10/15/31	750,000	677,467
KKR Group Finance VIII 144A
3.50% 8/25/50 #	1,000,000	876,177
		3,369,944
Information Technology – 1.38%
Broadcom 144A 3.419% 4/15/33 #	500,000	467,579
		467,579
Insurance – 6.36%
Aon 2.80% 5/15/30	500,000	476,923
Athene Global Funding 144A
1.985% 8/19/28 #	115,000	101,201
Berkshire Hathaway Finance
3.85% 3/15/52	125,000	127,981
Brighthouse Financial 3.85%
12/22/51	40,000	33,456
Brown & Brown 4.95% 3/17/52	70,000	74,952
Centene 2.45% 7/15/28	750,000	686,269
First American Financial 2.40%
8/15/31	750,000	657,722
		2,158,504
Media – 0.16%
Directv Financing 144A 5.875%
8/15/27 #	55,000	54,179
		54,179
Natural Gas – 0.30%
Sempra Energy 4.875%
10/15/25 µ, ψ	100,000	100,750
		100,750
Real Estate Investment Trusts – 5.54%
Crown Castle International 1.05%
7/15/26	500,000	452,423
EPR Properties 4.95% 4/15/28	440,000	440,761
Extra Space Storage
2.35% 3/15/32	315,000	276,995
2.55% 6/1/31	725,000	655,346
Global Net Lease 144A 3.75%
12/15/27 #	60,000	55,304
		1,880,829
REITs – 0.14%
American Homes 4 Rent 3.625%
4/15/32	50,000	48,758
		48,758
Technology – 14.86%
Autodesk
2.40% 12/15/31	30,000	26,800
2.85% 1/15/30	750,000	707,309
CDW
2.67% 12/1/26	55,000	51,942
3.276% 12/1/28	235,000	221,787
3.569% 12/1/31	70,000	64,983
CoStar Group 144A 2.80%
7/15/30 #	1,000,000	915,424

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Microchip Technology 144A
0.983% 9/1/24 #	750,000	$710,722
Nuance Communications 5.625%
12/15/26	976,000	1,003,455
Seagate HDD Cayman 4.75%
6/1/23 *	625,000	635,435
ServiceNow 1.40% 9/1/30	750,000	638,280
Workday
3.50% 4/1/27	15,000	15,006
3.70% 4/1/29	25,000	25,078
3.80% 4/1/32	25,000	24,983
		5,041,204
Transportation – 1.68%
Burlington Northern Santa Fe
2.875% 6/15/52	25,000	22,202
Canadian Pacific Railway 3.00%
12/2/41	70,000	63,118
Kansas City Southern 3.50%
5/1/50	500,000	468,724
Union Pacific 3.375% 2/14/42	15,000	14,529
		568,573
Utilities – 1.14%
FirstEnergy 2.65% 3/1/30	310,000	282,038
Southern California Edison 3.45%
2/1/52	55,000	49,547
Union Electric 3.90% 4/1/52	55,000	56,972
		388,557
Total Corporate Bonds
(cost $36,035,891)		33,428,983

Municipal Bonds – 0.50%
Commonwealth of Puerto Rico
(Restructured)
Series A1 2.986% 7/1/24 ^	1,905	1,739
Series A1 4.00% 7/1/33	3,703	3,625
Series A1 4.00% 7/1/35	3,329	3,222
Series A1 4.00% 7/1/37	2,857	2,752
Series A1 4.00% 7/1/41	3,884	3,703
Series A1 4.00% 7/1/46	4,039	3,817
Series A1 4.362% 7/1/33 ^	4,766	2,760
Series A1 5.25% 7/1/23	4,136	4,238
Series A1 5.375% 7/1/25	4,124	4,355
Series A1 5.625% 7/1/27	4,087	4,469
Series A1 5.625% 7/1/29	4,021	4,492
Series A1 5.75% 7/1/31	3,905	4,458
Series C 2.646% 11/1/43	18,491	9,962
GDB Debt Recovery Authority of
Puerto Rico
(Restructured) 7.50% 8/20/40	123,611	116,194
Total Municipal Bonds
(cost $173,100)		169,786

US Treasury Obligation – 0.30%
US Treasury Note
1.875% 2/15/32 *	105,000	100,849
Total US Treasury Obligation
(cost $100,317)		100,849
Total Value of Securities Before
Securities Lending Collateral–99.43%
(cost $36,337,310)		33,728,482

	Number of
	shares
Securities Lending Collateral** – 0.51%
Money Market Mutual Fund – 0.51%
Dreyfus Institutional Preference
Government Money Market
Fund - Institutional Shares
(seven-day effective yield
0.30%)	171,700	171,700
Total Securities Lending Collateral
(cost $171,700)		171,700
Total Value of Securities–99.94%
(cost $36,509,010)		$33,900,182■

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
*	Fully or partially on loan.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $6,105,142, which represents 18.00% of the Fund's net assets. See Note 10 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $2,390,330 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $2,277,969.

Schedules of investments
Delaware Ivy Crossover Credit Fund

Summary of abbreviations:
DAC – Designated Activity Company

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Emerging Markets Local Currency Debt Fund

March 31, 2022 (Unaudited)

		Principal
		amount°	Value (US $)
Sovereign Bonds – 85.21%Δ
Brazil – 10.03%
Brazil Letras do Tesouro
Nacional
7.194% 7/1/24 ^	BRL	1,258,000	$206,168
7.22% 1/1/24 ^	BRL	7,300,000	1,255,443
Brazil Notas do Tesouro
Nacional
Series F 10.00% 1/1/27	BRL	9,045,000	1,816,337
Series F 10.00% 1/1/31	BRL	672,000	129,648
			3,407,596
Chile – 2.35%
Bonos de la Tesoreria de
la Republica en pesos
144A 2.30% 10/1/28 #	CLP	100,000,000	99,449
144A 2.80% 10/1/33 #	CLP	115,000,000	106,236
4.50% 3/1/26	CLP	90,000,000	105,608
144A 4.70% 9/1/30 #	CLP	40,000,000	45,738
144A 5.00% 10/1/28 #	CLP	235,000,000	275,924
5.00% 3/1/35	CLP	70,000,000	79,573
6.00% 1/1/43	CLP	70,000,000	86,618
			799,146
Colombia – 4.49%
Colombian TES
5.75% 11/3/27	COP	1,420,600,000	318,384
6.00% 4/28/28	COP	1,141,600,000	255,681
6.25% 7/9/36	COP	320,300,000	61,788
7.00% 3/26/31	COP	778,500,000	173,861
7.00% 6/30/32	COP	1,042,100,000	228,311
7.25% 10/18/34	COP	885,100,000	192,480
7.25% 10/26/50	COP	421,700,000	83,174
7.75% 9/18/30	COP	896,000,000	212,236
			1,525,915
Czech Republic – 5.60%
Czech Republic
Government Bonds
0.25% 2/10/27	CZK	5,900,000	222,629
0.95% 5/15/30	CZK	8,230,000	302,446
1.00% 6/26/26	CZK	9,840,000	391,211
1.25% 2/14/25	CZK	3,010,000	124,927
1.50% 4/24/40	CZK	1,700,000	54,219
1.75% 6/23/32	CZK	1,720,000	66,060
2.00% 10/13/33	CZK	4,250,000	162,824
2.40% 9/17/25	CZK	4,400,000	186,746
2.50% 8/25/28	CZK	4,860,000	203,646
2.75% 7/23/29	CZK	4,470,000	189,512
			1,904,220
Dominican Republic – 0.44%
Dominican Republic
International Bond
9.75% 6/5/26	DOP	8,000,000	148,878
			148,878
Hungary – 2.68%
Hungary Government
Bonds
1.00% 11/26/25	HUF	50,000,000	124,883
1.50% 4/22/26	HUF	65,000,000	162,152
1.50% 8/26/26	HUF	29,820,000	73,234
2.50% 10/24/24	HUF	55,710,000	152,686
2.75% 12/22/26	HUF	55,000,000	141,295
3.00% 10/27/38	HUF	8,510,000	17,796
6.00% 11/24/23	HUF	42,520,000	127,410
6.75% 10/22/28	HUF	36,100,000	111,425
			910,881
Indonesia – 14.82%
Indonesia Treasury Bonds
6.125% 5/15/28	IDR	23,841,000,000	1,639,862
6.625% 5/15/33	IDR	4,980,000,000	338,983
7.125% 6/15/42	IDR	2,270,000,000	156,128
7.50% 8/15/32	IDR	1,105,000,000	80,145
7.50% 6/15/35	IDR	5,300,000,000	379,463
7.75% 4/15/31	IDR	979,000,000	72,611
8.25% 5/15/29	IDR	2,683,000,000	203,708
8.375% 9/15/26	IDR	570,000,000	44,020
8.375% 3/15/34	IDR	8,290,000,000	633,746
8.75% 5/15/31	IDR	12,961,000,000	1,022,911
8.75% 2/15/44	IDR	1,353,000,000	108,387
9.00% 3/15/29	IDR	2,800,000,000	219,986
9.50% 7/15/31	IDR	290,000,000	23,808
9.50% 5/15/41	IDR	1,307,000,000	112,130
			5,035,888
Malaysia – 5.66%
Malaysia Government
Bonds
2.632% 4/15/31	MYR	675,000	143,910
3.733% 6/15/28	MYR	1,820,000	431,592
3.757% 5/22/40	MYR	5,016,000	1,086,552
3.828% 7/5/34	MYR	200,000	45,661
4.232% 6/30/31	MYR	650,000	156,921
4.392% 4/15/26	MYR	236,000	58,228
			1,922,864
Mexico – 10.58%
Mexican Bonos
5.50% 3/4/27	MXN	34,500,000	1,529,084
7.75% 5/29/31	MXN	2,740,000	132,831
7.75% 11/23/34	MXN	4,510,000	216,965

Schedules of investments
Delaware Ivy Emerging Markets Local Currency Debt Fund

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Mexico (continued)
Mexican Bonos
7.75% 11/13/42	MXN	1,500,000	$70,351
8.00% 11/7/47	MXN	600,000	28,786
8.50% 5/31/29	MXN	7,100,000	359,640
8.50% 11/18/38	MXN	5,128,100	262,039
10.00% 11/20/36	MXN	3,270,000	188,023
Mexican Udibonos
2.75% 11/27/31	MXN	17,387,592	807,258
			3,594,977
Peru – 5.96%
Peru Government Bonds
5.35% 8/12/40	PEN	190,000	42,666
5.40% 8/12/34	PEN	496,000	118,359
5.94% 2/12/29	PEN	782,000	206,263
6.15% 8/12/32	PEN	4,362,000	1,144,114
Peruvian Government
International Bonds
6.35% 8/12/28	PEN	1,000,000	271,368
6.90% 8/12/37	PEN	300,000	80,608
6.95% 8/12/31	PEN	586,000	163,545
			2,026,923
Poland – 0.16%
Republic of Poland
Government Bond
2.50% 7/25/27	PLN	272,000	56,213
			56,213
Romania – 3.63%
Romania Government
Bonds
3.25% 4/29/24	RON	580,000	124,105
3.25% 6/24/26	RON	180,000	36,485
3.70% 11/25/24	RON	185,000	39,506
4.00% 10/25/23	RON	700,000	154,220
4.15% 1/26/28	RON	500,000	102,187
4.15% 10/24/30	RON	205,000	40,331
4.40% 9/25/23	RON	1,400,000	310,613
4.85% 4/22/26	RON	900,000	194,565
5.00% 2/12/29	RON	505,000	106,510
5.80% 7/26/27	RON	560,000	124,634
			1,233,156
South Africa – 8.91%
Republic of South Africa
Government Bonds
6.50% 2/28/41	ZAR	1,840,021	84,386
7.00% 2/28/31	ZAR	8,697,600	496,648
8.25% 3/31/32	ZAR	6,500,000	397,362
8.50% 1/31/37	ZAR	4,897,009	286,012
8.75% 1/31/44	ZAR	4,580,705	264,294
Republic of South Africa
Government Bonds
8.75% 2/28/48	ZAR	9,704,755	558,642
8.875% 2/28/35	ZAR	11,082,558	681,791
9.00% 1/31/40	ZAR	4,310,342	257,957
			3,027,092
Thailand – 8.91%
Thailand Government
Bonds
1.585% 12/17/35	THB	16,661,000	422,368
1.60% 12/17/29	THB	5,655,000	162,103
1.60% 6/17/35	THB	839,000	21,611
2.00% 12/17/31	THB	8,812,000	257,261
2.125% 12/17/26	THB	14,369,000	441,915
2.875% 12/17/28	THB	36,937,000	1,160,380
2.875% 6/17/46	THB	5,000,000	134,082
3.30% 6/17/38	THB	10,220,000	310,072
3.40% 6/17/36	THB	2,440,000	76,234
3.775% 6/25/32	THB	1,286,000	43,157
			3,029,183
Turkey – 0.59%
Turkey Government
Bonds
9.00% 7/24/24	TRY	900,000	45,577
10.40% 3/20/24	TRY	450,000	24,476
10.60% 2/11/26	TRY	856,637	39,177
12.40% 3/8/28	TRY	130,848	5,632
12.60% 10/1/25	TRY	1,700,000	85,801
			200,663
Ukraine – 0.21%
Ukraine Government
International Bond
11.67% 11/22/23	UAH	5,394,000	72,403
			72,403
Uruguay – 0.19%
Uruguay Government
International Bonds
8.25% 5/21/31	UYU	1,109,152	25,892
8.50% 3/15/28	UYU	1,637,000	39,069
			64,961
Total Sovereign Bonds
(cost $30,243,028)			28,960,959

Supranational Banks – 1.84%
European Investment
Bank
8.50% 8/24/23	EGP	4,500,000	233,911

		Principal
		amount°	Value (US $)
Supranational Banks (continued)
International Finance
6.30% 11/25/24	INR	29,580,000	$389,293
Total Supranational Banks
(cost $684,459)			623,204

		Number of
		shares
Short-Term Investments – 9.38%
Money Market Mutual Fund – 9.38%
State Street Institutional
US Government Money
Market Fund – Premier
Class (seven-day
effective yield 0.17%)		3,189,102	3,189,102
Total Short-Term Investments
(cost $3,189,102)			3,189,102
Total Value of
Securities–96.43%
(cost $34,116,589)			$32,773,265

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $527,347, which represents 1.55% of the Fund's net assets. See Note 10 in “Notes to financial statements.”

The following foreign currency exchange contracts were outstanding at March 31, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
JPMCB	BRL	(403,276)	USD	77,962	4/8/22	$—	$(6,535)
JPMCB	CLP	501,828,000	USD	(634,984)	6/24/22	—	(6,479)
JPMCB	CNH	10,421,467	USD	(1,623,321)	6/24/22	8,625	—
JPMCB	IDR	72,980,051	USD	(5,076)	4/8/22	10	—
JPMCB	IDR	(2,147,483,648)	USD	822,787	6/24/22	—	(1,692)
JPMCB	PLN	10,006,481	USD	(2,316,687)	6/24/22	44,440	—
JPMCB	RUB	(93,321,999)	USD	1,160,000	4/8/22	10,756	—
Total Foreign Currency Exchange Contracts						$63,831	$(14,706)

The use of foreign currency exchange contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in "Notes to financial statements".

Summary of abbreviations:
JPMCB – JPMorgan Chase Bank

Summary of currencies:
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CZK – Czech Koruna

Schedules of investments
Delaware Ivy Emerging Markets Local Currency Debt Fund

Summary of currencies: (continued)
DOP – Dominican Peso
EGP – Egypt Pound
HUF – Hungarian Forint
IDR – Indonesian Rupiah
INR – Indian Rupee
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Sol
PLN – Polish Zloty
RON – Romania Leu
RUB – Russian Ruble
THB – Thai Baht
TRY – Turkish Lira
UAH – Ukrainian Hryvna
USD – US Dollar
UYU – Uruguayan Peso
ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Government Securities Fund

March 31, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 9.12%
Fannie Mae REMICs
Series 2015-31 EC 2.50%
5/25/45	2,260,852	$2,190,540
Series 2017-104 PA 3.00%
2/25/46	1,847,745	1,826,885
Series 2018-18 P 3.50%
4/25/43	230,202	230,757
Freddie Mac REMICs
Series 2611 HD 5.00%
5/15/23	92,698	93,931
Series 4566 PG 3.00%
6/15/45	2,181,366	2,161,880
Series 4568 DA 3.00%
4/15/46	1,075,145	1,064,713
Series 4717 LA 3.00%
11/15/45	1,508,729	1,498,621
Series 4764 PA 3.00%
10/15/45	491,259	488,025
Series 4798 BA 4.00%
5/15/44	753,435	761,427
Series 4922 PA 2.50% 7/25/49	943,117	920,058
Series 4953 PC 2.00%
8/25/49	2,161,678	2,058,968
Series 5063 MA 1.50%
1/25/51	4,388,609	4,043,750
Series 5075 PM 1.00%
10/25/50	1,844,025	1,607,961
Series 5094 PD 1.50%
4/25/51	3,227,050	2,983,119
Series 5125 EM 1.50%
6/15/48	2,051,535	1,891,902
GNMA
Series 2004-31 ZB 5.00%
4/20/34	1,148,807	1,206,515
Series 2012-39 PA 2.00%
3/16/42	3,797,493	3,671,546
Total Agency Collateralized Mortgage
Obligations
(cost $30,432,161)		28,700,598

Agency Commercial Mortgage-Backed Securities – 14.01%
Fannie Mae - Aces
Series 2016-M11 A2 2.369%
7/25/26	5,675,000	5,586,229
Series 2016-M6 A2 2.488%
5/25/26	2,000,000	1,981,519
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K047 A2 3.329%
5/25/25	2,443,605	2,481,185
Series K048 A2 3.284%
6/25/25	3,890,000	3,945,690
Series K061 X1 0.171%
11/25/26	120,167,619	936,623
Series K068 X1 0.429%
8/25/27	65,967,988	1,356,302
Series K071 X1 0.289%
11/25/27	19,157,810	271,830
Series K072 X1 0.368%
12/25/27	68,561,615	1,277,851
Series K076 A2 3.90%
4/25/28	4,000,000	4,234,324
Series K729 A2 3.136%
10/25/24	1,000,000	1,003,800
Series KGX1 X 0.094%
10/25/27	44,530,000	287,699
Series KIR3 A2 3.281%
8/25/27	5,460,000	5,555,378
Series KS03 A2 2.79%
6/25/22	7,088,204	7,100,897
Series KSMC A2 2.615%
1/25/23	5,555,000	5,582,573
Series KW01 X1 0.968%
1/25/26	58,394,858	1,700,890
Series KW02 A1 2.896%
4/25/26	785,058	791,252
Total Agency Commercial Mortgage-Backed
Securities
(cost $46,588,477)		44,094,042

Agency Mortgage-Backed Securities – 10.61%
Fannie Mae S.F. 15 yr
2.00% 10/1/27	622,808	607,289
4.50% 2/1/48	1,035,429	1,089,845
Fannie Mae S.F. 20 yr
4.00% 12/1/31	582,664	603,697
Fannie Mae S.F. 30 yr
3.00% 8/1/49	2,026,400	1,997,085
3.00% 9/1/49	1,569,745	1,546,022
3.00% 10/1/49	688,203	675,977
3.00% 1/1/50	1,883,279	1,853,793
3.50% 5/1/49	1,026,319	1,034,945
3.50% 8/1/49	1,421,553	1,434,196
3.50% 2/1/50	1,763,518	1,784,059
4.00% 12/1/32	982,012	1,019,355
4.50% 2/1/44	1,377,790	1,468,375
5.50% 12/1/34	223,523	244,381

Schedules of investments
Delaware Ivy Government Securities Fund

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 4/1/39	106,692	$114,094
Freddie Mac S.F.30 yr
3.00% 11/1/49	5,577,735	5,490,331
3.00% 12/1/49	2,603,288	2,558,008
3.00% 12/1/49	2,614,496	2,569,990
3.00% 1/1/50	2,210,553	2,173,068
3.00% 2/1/50	1,829,206	1,798,203
3.50% 7/1/49	1,519,745	1,533,712
3.50% 10/1/49	1,015,880	1,022,012
4.00% 10/1/44	720,784	752,640
Total Agency Mortgage-Backed Securities
(cost $34,516,816)		33,371,077

Agency Obligations – 6.01%
Federal Farm Credit Banks
Funding
1.80% 9/10/40	5,000,000	4,024,042
3.46% 2/22/33	3,500,000	3,756,016
3.56% 10/6/32	5,000,000	5,415,047
Federal Home Loan Banks
1.55% 8/24/35	3,750,000	3,189,960
Tennessee Valley Authority
2.875% 2/1/27	2,500,000	2,532,420
Total Agency Obligations
(cost $19,881,596)		18,917,485

US Treasury Obligations – 57.59%
United States Treasury Floating
Rate Note
0.66% 1/31/24 ●	6,445,000	6,452,370
US Treasury Bonds
1.375% 11/15/40	2,495,000	2,041,612
1.375% 8/15/50	4,385,000	3,379,876
1.75% 8/15/41	9,375,000	8,131,348
1.875% 11/15/51	2,950,000	2,588,625
2.00% 11/15/41	2,725,000	2,466,551
2.00% 2/15/50	4,000,000	3,607,969
2.25% 8/15/49	4,550,000	4,332,098
2.50% 2/15/45	4,495,000	4,382,274
2.75% 8/15/42	1,000,000	1,017,812
3.125% 11/15/41	2,190,000	2,363,275
US Treasury Notes
0.125% 8/15/23	5,410,000	5,268,939
0.25% 8/31/25	5,000,000	4,627,051
0.50% 8/31/27	5,000,000	4,504,492
0.75% 3/31/26	4,000,000	3,730,859
1.125% 2/29/28	4,000,000	3,709,844
1.125% 2/15/31	9,200,000	8,309,469
1.25% 3/31/28	5,200,000	4,851,336
1.25% 4/30/28	4,500,000	4,192,910
1.375% 11/15/31	3,615,000	3,317,892
1.50% 9/30/24	2,575,000	2,514,850
1.50% 2/15/25	2,365,000	2,299,039
1.50% 1/31/27	17,670,000	16,888,656
1.625% 2/15/26	5,000,000	4,834,472
1.875% 8/31/24	4,000,000	3,945,000
1.875% 2/28/29	21,760,000	21,010,301
2.00% 4/30/24	5,000,000	4,962,695
2.00% 8/15/25	4,000,000	3,930,156
2.125% 2/29/24	2,000,000	1,993,242
2.125% 7/31/24	4,480,000	4,449,025
2.125% 5/15/25	10,000,000	9,880,664
2.25% 3/31/24	9,670,000	9,657,346
2.25% 2/15/27	2,000,000	1,979,531
2.25% 8/15/27	500,000	494,736
2.375% 5/15/27	1,000,000	995,937
2.625% 12/31/23	6,000,000	6,039,492
2.875% 5/15/28	2,000,000	2,047,031
Total US Treasury Obligations
(cost $189,224,122)		181,198,775

	Number of
	shares
Short-Term Investments – 2.53%
Money Market Mutual Fund – 2.53%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 0.17%)	7,953,542	7,953,542
Total Short-Term Investments
(cost $7,953,542)		7,953,542
Total Value of Securities—99.87%
(cost $328,596,714)		$314,235,519

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

The following futures contract were outstanding at March 31, 2022:1

Futures Contracts Exchange-Traded

Variation
Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Depreciation	Brokers
43	US Treasury 10 yr Notes	$5,283,625	$5,435,911	6/21/22	$(152,286)	$10,750

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
GNMA – Government National Mortgage Association
S.F. – Single Family
yr – Year

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Ivy High Yield Fund

March 31, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Convertible Bond – 0.11%
Spirit Airlines 1.00% exercise price
$49.07, maturity date 5/15/26	105,000	$94,710
Total Convertible Bond
(cost $91,130)		94,710

Corporate Bonds – 92.19%
Automotive – 0.43%
Ford Motor 6.625% 10/1/28	327,000	358,480
		358,480
Basic Industry – 8.61%
Allegheny Technologies
4.875% 10/1/29	230,000	218,234
5.125% 10/1/31	447,000	419,961
Cerdia Finanz 144A 10.50%
2/15/27 #	340,000	298,129
Chemours 144A 5.75% 11/15/28 #	360,000	350,183
Clearwater Paper 144A 4.75%
8/15/28 #	418,000	388,978
Glatfelter 144A 4.75% 11/15/29 #	503,000	427,243
Hudbay Minerals 144A 6.125%
4/1/29 #	620,000	639,543
Mattamy Group 144A 5.25%
12/15/27 #	571,000	564,828
Minerals Technologies 144A 5.00%
7/1/28 #	488,000	465,428
Park River Holdings 144A 6.75%
8/1/29 #	662,000	553,723
PGT Innovations 144A 4.375%
10/1/29 #	525,000	490,544
PMHC II 144A 9.00% 2/15/30 #, *	470,000	414,206
Standard Industries 144A 5.00%
2/15/27 #	600,000	595,884
SunCoke Energy 144A 4.875%
6/30/29 #	665,000	627,760
Sylvamo 144A 7.00% 9/1/29 #, *	800,000	786,604
		7,241,248
Capital Goods – 4.86%
Cascades 144A 5.375% 1/15/28 #	607,000	607,076
EnerSys 144A 4.375% 12/15/27 #	366,000	351,197
Harsco 144A 5.75% 7/31/27 #	694,000	673,347
JB Poindexter & Co. 144A 7.125%
4/15/26 #	550,000	559,853
LABL 144A 5.875% 11/1/28 #	560,000	526,050
Spirit AeroSystems 144A 7.50%
4/15/25 #	490,000	508,287
TransDigm 4.625% 1/15/29	915,000	856,655
		4,082,465
Communications – 5.68%
Altice Financing 144A 5.00%
1/15/28 #	720,000	646,686
Altice France 144A 5.50%
10/15/29 #	1,110,000	997,490
Cablevision Lightpath 144A
3.875% 9/15/27 #	450,000	421,659
Connect Finco 144A 6.75%
10/1/26 #	1,000,000	1,018,695
Hughes Satellite Systems 6.625%
8/1/26	590,000	612,644
Iliad Holding
144A 6.50% 10/15/26 #	201,000	201,806
144A 7.00% 10/15/28 #	223,000	223,697
Telesat Canada
144A 4.875% 6/1/27 #	341,000	249,143
144A 6.50% 10/15/27 #	405,000	198,956
Zayo Group Holdings 144A
6.125% 3/1/28 #	223,000	200,026
		4,770,802
Consumer Cyclical – 14.44%
Asbury Automotive Group
144A 4.625% 11/15/29 #	355,000	331,030
4.75% 3/1/30 *	310,000	292,965
Caesars Entertainment 144A
6.25% 7/1/25 #	615,000	635,738
Carnival
144A 5.75% 3/1/27 #	1,027,000	980,785
144A 6.00% 5/1/29 #	171,000	161,368
144A 7.625% 3/1/26 #, *	138,000	139,063
Carrols Restaurant Group 144A
5.875% 7/1/29 #	885,000	722,996
Carvana 144A 4.875% 9/1/29 #, *	255,000	210,936
Dave & Buster's 144A 7.625%
11/1/25 #	581,000	612,063
eG Global Finance 144A 6.75%
2/7/25 #	708,000	707,288
Fertitta Entertainment 144A 6.75%
1/15/30 #, *	450,000	414,556
Gap
144A 3.625% 10/1/29 #, *	315,000	281,287
144A 3.875% 10/1/31 #, *	160,000	139,688
GrubHub Holdings 144A 5.50%
7/1/27 #	435,000	377,482
Hilton Grand Vacations Borrower
Escrow 144A 5.00% 6/1/29 #	855,000	816,987
Melco Resorts Finance 144A
5.375% 12/4/29 #	642,000	547,305
Murphy Oil USA
144A 3.75% 2/15/31 #	105,000	96,031
4.75% 9/15/29	570,000	566,399
NCL 144A 3.625% 12/15/24 #	1,010,000	953,768
Premier Entertainment Sub
144A 5.625% 9/1/29 #	241,000	207,617

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Premier Entertainment Sub
144A 5.875% 9/1/31 #	314,000	$268,651
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	878,000	844,860
144A 5.50% 4/1/28 #	478,000	456,330
Scientific Games Holdings 144A
6.625% 3/1/30 #	480,000	473,760
Scientific Games International
144A 7.25% 11/15/29 #	260,000	272,908
Travel + Leisure 6.00% 4/1/27	608,000	628,520
		12,140,381
Consumer Non-Cyclical – 4.54%
C&S Group Enterprises 144A
5.00% 12/15/28 #	690,000	596,722
Clydesdale Acquisition Holdings
144A 8.75% 4/15/30 #	75,000	70,688
Edgewell Personal Care 144A
4.125% 4/1/29 #	575,000	529,782
Land O' Lakes 144A 7.00%
9/18/28 #, ψ	140,000	147,631
Land O'Lakes Capital Trust I 144A
7.45% 3/15/28 #	383,000	431,735
Performance Food Group 144A
5.50% 10/15/27 #	585,000	582,903
Pilgrim's Pride 144A 4.25%
4/15/31 #, *	455,000	421,844
Post Holdings 144A 4.50%
9/15/31 #	665,000	590,181
Simmons Foods 144A 4.625%
3/1/29 #	471,000	442,175
		3,813,661
Energy – 12.18%
Apache 4.75% 4/15/43	411,000	389,279
Archrock Partners 144A 6.875%
4/1/27 #	594,000	601,372
California Resources 144A 7.125%
2/1/26 #	475,000	494,824
Callon Petroleum 144A 8.00%
8/1/28 #, *	230,000	242,854
Crescent Energy Finance 144A
7.25% 5/1/26 #	525,000	528,297
DCP Midstream Operating
5.625% 7/15/27	376,000	394,956
144A 6.75% 9/15/37 #	163,000	191,942
Endeavor Energy Resources 144A
5.75% 1/30/28 #	337,000	348,753
EQM Midstream Partners 144A
4.75% 1/15/31 #	500,000	468,255
Genesis Energy
5.625% 6/15/24	703,000	699,594
6.50% 10/1/25	325,000	321,063
Genesis Energy
8.00% 1/15/27	614,000	632,310
Murphy Oil 6.375% 7/15/28	608,000	633,363
NuStar Logistics
5.75% 10/1/25	265,000	270,442
6.375% 10/1/30	399,000	404,825
Occidental Petroleum
6.125% 1/1/31 *	336,000	378,522
6.375% 9/1/28	642,000	723,810
Southwestern Energy
5.375% 2/1/29	653,000	662,057
5.375% 3/15/30 *	384,000	390,781
Targa Resources Partners 4.875%
2/1/31	540,000	546,134
USA Compression Partners
6.875% 4/1/26	491,000	496,244
Weatherford International
144A 6.50% 9/15/28 #	366,000	378,810
144A 8.625% 4/30/30 #	43,000	43,710
		10,242,197
Financial Services – 3.89%
AerCap Global Aviation Trust 144A
6.50% 6/15/45 #, µ	815,000	799,662
AG Issuer 144A 6.25% 3/1/28 #	670,000	670,921
Metis Merger Sub 144A 6.50%
5/15/29 #	675,000	636,599
Mozart Debt Merger Sub
144A 3.875% 4/1/29 #	463,000	428,865
144A 5.25% 10/1/29 #	173,000	161,055
Paysafe Finance 144A 4.00%
6/15/29 #, *	670,000	570,766
		3,267,868
Healthcare – 6.59%
Acadia Healthcare 144A 5.50%
7/1/28 #	450,000	452,813
Bausch Health 144A 6.125%
2/1/27 #	335,000	337,528
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	90,000	89,434
144A 6.50% 10/15/28 #	235,000	233,962
DaVita 144A 4.625% 6/1/30 #	1,000,000	935,200
Encompass Health
4.625% 4/1/31	20,000	18,755
4.75% 2/1/30 *	95,000	91,358
HCA 3.50% 9/1/30	695,000	672,644
Legacy LifePoint Health 144A
4.375% 2/15/27 #	192,000	185,894

Schedules of investments
Delaware Ivy High Yield Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
MPH Acquisition Holdings 144A
5.75% 11/1/28 #, *	473,000	$427,966
Option Care Health 144A 4.375%
10/31/29 #	188,000	176,595
Organon & Co.
144A 4.125% 4/30/28 #	402,000	383,508
144A 5.125% 4/30/31 #	650,000	628,127
Tenet Healthcare
144A 4.375% 1/15/30 #	515,000	495,026
144A 6.125% 10/1/28 #	405,000	412,029
		5,540,839
Insurance – 0.66%
HUB International 144A 5.625%
12/1/29 #, *	580,000	554,999
		554,999
Media – 10.89%
Arches Buyer 144A 6.125%
12/1/28 #	455,000	421,501
Banijay Entertainment SASU 144A
5.375% 3/1/25 #	800,000	784,008
Belo
7.25% 9/15/27	312,000	350,109
7.75% 6/1/27	502,000	575,239
Block Communications 144A
4.875% 3/1/28 #	645,000	623,686
CCO Holdings
144A 4.50% 8/15/30 #	580,000	545,199
144A 5.00% 2/1/28 #	340,000	337,079
144A 5.375% 6/1/29 #	335,000	335,588
CSC Holdings
144A 4.625% 12/1/30 #	1,015,000	850,235
144A 5.375% 2/1/28 #	375,000	364,620
Deluxe 144A 8.00% 6/1/29 #	606,000	616,299
Directv Financing 144A 5.875%
8/15/27 #	855,000	842,239
DISH DBS 144A 5.75% 12/1/28 #	445,000	421,916
Gray Television 144A 4.75%
10/15/30 #	665,000	618,516
LABL 144A 8.25% 11/1/29 #, *	101,000	89,322
Nielsen Finance
144A 5.625% 10/1/28 #	145,000	146,204
144A 5.875% 10/1/30 #	503,000	504,783
Terrier Media Buyer 144A 8.875%
12/15/27 #, *	430,000	438,050
VZ Secured Financing 144A 5.00%
1/15/32 #	305,000	285,640
		9,150,233
Real Estate – 5.69%
CTR Partnership 144A 3.875%
6/30/28 #	318,000	300,195
Cushman & Wakefield US
Borrower 144A 6.75% 5/15/28 #	525,000	549,497
HAT Holdings I
144A 3.375% 6/15/26 #	265,000	252,117
144A 6.00% 4/15/25 #	498,000	511,082
Kennedy-Wilson
4.75% 3/1/29	513,000	495,609
4.75% 2/1/30	340,000	323,971
Ladder Capital Finance Holdings
144A 4.25% 2/1/27 #	903,000	867,222
144A 4.75% 6/15/29 #	120,000	113,329
MPT Operating Partnership 3.50%
3/15/31	650,000	604,771
Service Properties Trust
3.95% 1/15/28	44,000	37,487
4.75% 10/1/26	310,000	284,022
4.95% 10/1/29	135,000	117,708
5.25% 2/15/26	288,000	270,469
5.50% 12/15/27	61,000	58,911
		4,786,390
Services – 4.91%
Ahern Rentals 144A 7.375%
5/15/23 #	720,000	671,400
APX Group 144A 5.75%
7/15/29 #, *	675,000	617,203
Clarivate Science Holdings
144A 3.875% 7/1/28 #	135,000	128,949
144A 4.875% 7/1/29 #, *	399,000	376,219
Korn Ferry 144A 4.625%
12/15/27 #	450,000	439,859
NESCO Holdings II 144A 5.50%
4/15/29 #	275,000	270,529
Prime Security Services Borrower
144A 3.375% 8/31/27 #	390,000	357,316
144A 5.75% 4/15/26 #	265,000	270,645
Sotheby's 144A 5.875% 6/1/29 #	395,000	382,891
TriNet Group 144A 3.50% 3/1/29 #	665,000	612,302
		4,127,313
Technology & Electronics – 4.92%
Ahead DB Holdings 144A 6.625%
5/1/28 #	675,000	604,435
Bread Financial Holdings 144A
4.75% 12/15/24 #	635,000	625,170
ION Trading Technologies 144A
5.75% 5/15/28 #	820,000	792,768
Minerva Merger Sub 144A 6.50%
2/15/30 #	440,000	427,407
NCR 144A 5.125% 4/15/29 #	649,000	624,692

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics (continued)
Rackspace Technology Global
144A 3.50% 2/15/28 #	505,000	$452,834
TTM Technologies 144A 4.00%
3/1/29 #	658,000	610,009
		4,137,315
Transportation – 1.80%
Grupo Aeromexico 144A 8.50%
3/17/27 #	255,000	256,795
Seaspan 144A 5.50% 8/1/29 #	387,000	362,640
VistaJet Malta Finance 144A
6.375% 2/1/30 #, *	950,000	895,090
		1,514,525
Utilities – 2.10%
Calpine
144A 3.75% 3/1/31 #	442,000	396,419
144A 4.625% 2/1/29 #	70,000	64,525
144A 5.125% 3/15/28 #	140,000	133,618
Clearway Energy Operating 144A
3.75% 1/15/32 #	176,000	162,263
Vistra
144A 7.00% 12/15/26 #, µ, ψ	645,000	629,071
144A 8.00% 10/15/26 #, µ, ψ	375,000	379,219
		1,765,115
Total Corporate Bonds
(cost $79,846,693)		77,493,831

Municipal Bonds – 1.06%
Commonwealth of Puerto Rico
(Restructured)
2.646% 11/1/43 ●	97,076	52,299
Series A-1 2.987% 7/1/24 ^	10,001	9,132
Series A-1 4.00% 7/1/33	19,442	19,030
Series A-1 4.00% 7/1/35	17,476	16,915
Series A-1 4.00% 7/1/37	14,999	14,450
Series A-1 4.00% 7/1/41	20,392	19,442
Series A-1 4.00% 7/1/46	21,208	20,041
Series A-1 4.364% 7/1/33 ^	25,020	14,488
Series A-1 5.25% 7/1/23	21,714	22,249
Series A-1 5.375% 7/1/25	21,653	22,865
Series A-1 5.625% 7/1/27	21,457	23,460
Series A-1 5.625% 7/1/29	21,108	23,583
Series A-1 5.75% 7/1/31	20,503	23,404
GDB Debt Recovery Authority of
Puerto Rico
(Taxable) 7.50% 8/20/40	648,956	610,019
Total Municipal Bonds
(cost $908,700)		891,377

Common Stock – 0.01%
Energy – 0.01%
Hi-Crush	19,515	4,684
Total Common Stock
(cost $801,581)		4,684

Short-Term Investments – 1.44%
Money Market Mutual Fund – 1.44%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 0.17%)	1,211,400	1,211,400
Total Short-Term Investments
(cost $1,211,400)		1,211,400
Total Value of Securities Before
Securities Lending Collateral–94.81%
(cost $82,859,504)		79,696,002

Securities Lending Collateral** – 1.48%
Money Market Mutual Fund – 1.48%
Dreyfus Institutional Preference
Government Money Market
Fund - Institutional Shares
(seven-day effective yield
0.30%)	1,245,870	1,245,870
Total Securities Lending Collateral
(cost $1,245,870)		1,245,870
Total Value of Securities–96.29%
(cost $84,105,374)		$80,941,872■

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $62,695,540, which represents 74.59% of the Fund's net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
ψ	Perpetual security. Maturity date represents next call date.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.

Schedules of investments
Delaware Ivy High Yield Fund

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $7,246,459 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $6,265,289.

Summary of abbreviations:
AG – Aktiengesellschaft
DB – Deutsche Bank
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy International Small Cap Fund

March 31, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 96.45%
Australia – 3.31%
Domain Holdings Australia	187,499	$555,846
HUB24 *	37,904	765,832
Pro Medicus *	25,639	928,819
		2,250,497
Austria – 0.41%
Vienna Insurance Group AG
Wiener Versicherung Gruppe	10,606	275,136
		275,136
Brazil – 3.51%
Cia Brasileira de Aluminio †	121,347	511,788
Embraer SA †	35,481	447,415
Petro Rio †	121,213	610,259
SLC Agricola	77,180	810,698
		2,380,160
Canada – 13.99%
Aritzia †	27,780	1,133,955
ATS Automation Tooling Systems †	51,819	1,869,405
Capital Power	29,589	963,539
Enerplus	111,993	1,419,005
Granite Real Estate Investment
Trust	21,010	1,619,761
Major Drilling Group International †	115,523	1,124,597
Vermilion Energy	65,248	1,370,043
		9,500,305
China – 0.69%
Xtep International Holdings *	313,500	468,488
		468,488
Denmark – 1.40%
Drilling Co of 1972 A/S †	10,280	562,015
Royal Unibrew	4,152	387,903
		949,918
Finland – 0.99%
Valmet *	21,682	672,976
		672,976
France – 1.51%
Rothschild & Co.	8,559	338,439
SOITEC †	3,654	685,434
		1,023,873
Germany – 9.79%
Befesa #	13,140	1,032,723
Duerr	20,253	597,539
Evotec †	20,176	607,149
K+S †	73,673	2,216,566
Salzgitter †	22,092	1,023,685
Steico	4,639	470,758
TAG Immobilien	30,848	698,518
		6,646,938
Hong Kong – 0.33%
LK Technology Holdings	150,000	223,776
		223,776
India – 4.07%
Affle India †	31,625	520,193
Federal Bank	258,877	329,905
Oberoi Realty †	28,664	353,337
Varun Beverages	83,452	1,033,947
Voltas	32,084	524,183
		2,761,565
Ireland – 1.23%
Glenveagh Properties #, †	645,414	837,186
		837,186
Israel – 0.99%
Inmode †	18,161	670,322
		670,322
Italy – 3.75%
Azimut Holding	27,135	629,086
OVS #, †	125,245	270,292
Reply	6,386	1,049,192
Tinexta	20,516	595,952
		2,544,522
Japan – 16.88%
Amvis Holdings	17,700	697,667
Asics	44,100	850,990
CKD	26,200	399,773
Dip	16,100	439,107
DMG Mori	39,800	539,132
Fujimi	14,000	762,669
Fukuoka Financial Group	35,300	681,146
Insource	22,700	428,872
JMDC †	10,100	550,560
Katitas *	27,900	766,433
Mebuki Financial Group	303,800	632,631
Mitsui High-Tec	13,800	1,383,565
SMS	20,800	570,421
Taiyo Yuden	10,500	470,060
TechnoPro Holdings	34,000	918,501
Toho Titanium	31,500	373,863
Tokyo Seimitsu	14,800	584,921
Tsugami	37,900	407,945
		11,458,256

Schedules of investments
Delaware Ivy International Small Cap Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Malaysia – 0.16%
Alliance Bank Malaysia	125,100	$111,660
		111,660
Mexico – 0.96%
Grupo Aeroportuario del Centro
Norte SAB de CV	87,675	652,603
		652,603
Norway – 2.38%
Aker Solutions †	235,287	809,287
TOMRA Systems	15,834	807,755
		1,617,042
Republic of Korea – 4.31%
Doosan Fuel Cell †	9,946	332,073
Hansae	34,766	759,358
Hite Jinro	16,757	515,305
LEENO Industrial	5,031	759,842
OCI	6,491	558,240
		2,924,818
South Africa – 2.31%
Motus Holdings	66,117	485,363
Transaction Capital	319,157	1,080,056
		1,565,419
Spain – 1.21%
Banco de Sabadell	1,009,196	824,672
		824,672
Sweden – 5.12%
Catena	16,246	978,815
Fortnox	145,189	802,196
Intrum	20,297	547,725
MIPS	12,344	1,147,914
		3,476,650
Taiwan – 2.83%
Kindom Development	469,000	588,217
Lotes	22,000	532,878
Merida Industry	28,000	245,713
Wafer Works	233,000	554,860
		1,921,668
Thailand – 0.51%
Land & Houses	1,218,600	348,171
		348,171
United Kingdom – 13.81%
Dechra Pharmaceuticals	15,199	806,947
Electrocomponents	110,085	1,554,760
Future	47,309	1,607,548
Grafton Group	76,814	982,619
Great Portland Estates	92,952	863,171
Inchcape	65,028	569,007
Keywords Studios	27,505	946,657
Pagegroup	87,177	561,631
Rotork	108,850	463,486
S4 Capital †	119,842	451,414
Savills	39,196	569,963
		9,377,203
Total Common Stocks
(cost $63,655,587)		65,483,824

Short-Term Investments – 1.59%
Money Market Mutual Fund – 1.59%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 0.17%)	1,075,246	1,075,246
Total Short-Term Investments
(cost $1,075,246)		1,075,246
Total Value of Securities Before
Securities Lending Collateral–98.04%
(cost $64,730,833)		66,559,070

Securities Lending Collateral** – 3.32%
Money Market Mutual Fund – 3.32%
Dreyfus Institutional Preference
Government Money Market
Fund - Institutional Shares
(seven-day effective yield
0.30%)	2,253,843	2,253,843
Total Securities Lending Collateral (cost
$2,253,843)		2,253,843
Total Value of Securities–101.36%
(cost $66,984,676)		$68,812,913■

*	Fully or partially on loan.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $2,140,201, which represents 3.15% of the Fund's net assets. See Note 10 in “Notes to financial statements.”
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $2,784,244 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $769,180.

The following foreign currency exchange contracts were outstanding at March 31, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	AUD	(55,864)	USD	41,805	4/4/22	$1	$—
BNYM	BRL	(171,145)	USD	35,779	4/1/22	—	(155)
BNYM	CAD	(198,136)	USD	158,559	4/1/22	70	—
BNYM	DKK	(51,127)	USD	7,604	4/4/22	—	—
BNYM	EUR	(22,876)	USD	25,433	4/1/22	125	—
BNYM	EUR	(245,060)	USD	271,158	4/4/22	32	—
BNYM	GBP	(135,217)	USD	177,302	4/4/22	—	(323)
BNYM	HKD	(97,503)	USD	12,445	4/4/22	—	(1)
BNYM	JPY	(3,934,530)	USD	32,199	4/1/22	—	(120)
BNYM	JPY	(27,150,091)	USD	222,696	4/4/22	—	(325)
BNYM	MXN	(235,951)	USD	11,835	4/1/22	—	(25)
BNYM	NOK	(262,513)	USD	29,820	4/4/22	4	—
BNYM	SEK	(613,744)	USD	65,265	4/4/22	—	(13)
BNYM	ZAR	(420,391)	USD	28,719	4/5/22	—	(32)
Total Foreign Currency Exchange Contracts						$232	$(994)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1]	See Note 7 in “Notes to financial statements."

Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon

Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
MXN – Mexican Peso
NOK – Norwegian Krone
SEK – Swedish Krona
USD – US Dollar
ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Ivy Multi-Asset Income Fund

March 31, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Mortgage-Backed Securities – 1.60%
Fannie Mae S.F. 15 yr
2.50% 8/1/35	404,378	$400,258
Fannie Mae S.F. 30 yr
2.00% 5/1/51	388,207	361,170
3.00% 1/1/50	653,463	640,040
3.50% 8/1/49	362,496	365,720
Freddie Mac S.F. 20 yr
3.00% 5/1/40	607,334	602,426
Freddie Mac S.F. 30 yr
2.00% 1/1/52	419,337	389,705
2.50% 7/1/50	1,321,204	1,263,808
Total Agency Mortgage-Backed Securities
(cost $4,271,803)		4,023,127

Corporate Bonds – 23.43%
Banking – 0.23%
Goldman Sachs Group
1.542% 9/10/27 µ	180,000	164,758
3.102% 2/24/33 µ	10,000	9,436
3.615% 3/15/28 µ	70,000	69,989
Hana Bank 144A 3.50%
10/19/26 #, µ, ψ	200,000	191,311
Morgan Stanley 2.475%
1/21/28 µ	20,000	19,096
State Street 2.203%
2/7/28 *, µ	75,000	71,954
US Bancorp 2.215%
1/27/28 µ	20,000	19,127
Wells Fargo & Co. 3.526%
3/24/28 µ	45,000	44,946
		590,617
Basic Industry – 0.13%
AngloGold Ashanti Holdings
6.50% 4/15/40	120,000	132,034
CP Atlas Buyer 144A 7.00%
12/1/28 #	130,000	111,096
Newmont 2.60% 7/15/32	15,000	13,819
Standard Industries
144A 4.375% 7/15/30 #	40,000	36,688
144A 4.75% 1/15/28 #	38,000	36,405
		330,042
Basic Materials – 0.03%
Diamond 144A 4.625%
10/1/29 #, *	46,000	41,373
EverArc Escrow 144A 5.00%
10/30/29 #	28,000	25,637
		67,010
Capital Goods – 1.30%
American Builders &
Contractors Supply 144A
4.00% 1/15/28 #	76,000	73,168
American Greetings 144A
8.75% 4/15/25 #	119,000	117,044
ARD Finance 144A PIK
6.50% 6/30/27 #, >>>>>	320,000	293,181
Canpack 144A 3.875%
11/15/29 #	154,000	134,993
GFL Environmental 144A
5.125% 12/15/26 #	78,000	78,768
Madison IAQ 144A 4.125%
6/30/28 #	38,000	35,070
TransDigm
4.625% 1/15/29	177,000	165,714
5.50% 11/15/27	1,051,000	1,044,426
Triumph Group 144A 8.875%
6/1/24 #	17,000	17,985
Turkiye Sise ve Cam
Fabrikalari 144A 6.95%
3/14/26 #	200,000	197,600
Wolverine Escrow
144A 8.50% 11/15/24 #	748,000	502,409
144A 9.00% 11/15/26 #, *	820,000	550,687
144A 13.125% 11/15/27 #	128,000	51,840
		3,262,885
Communication Services – 0.12%
AT&T 3.10% 2/1/43	70,000	60,610
Rogers Communications
144A 3.80% 3/15/32 #	110,000	109,286
144A 4.55% 3/15/52 #	45,000	44,868
Verizon Communications
3.875% 3/1/52 *	75,000	75,589
		290,353
Communications – 5.29%
Advantage Sales &
Marketing 144A 6.50%
11/15/28 #	806,000	764,394
Altice Financing 144A 5.75%
8/15/29 #	600,000	546,294
Arches Buyer 144A 4.25%
6/1/28 #	543,000	507,205
Cablevision Lightpath 144A
5.625% 9/15/28 #	200,000	182,870
Clear Channel Outdoor
Holdings
144A 5.125% 8/15/27 #	822,000	814,602
144A 7.75% 4/15/28 #	225,000	226,432
Colombia
Telecomunicaciones 144A
4.95% 7/17/30 #	200,000	183,914

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Consolidated
Communications
144A 5.00% 10/1/28 #, *		122,000	$105,230
144A 6.50% 10/1/28 #		290,000	267,931
Digicel 144A 6.75% 3/1/23 #		905,000	843,917
Digicel Group Holdings
144A PIK 7.00%
4/21/22 #, ψ, >>		95,339	76,483
144A PIK 8.00% 4/1/25 #,
>>>		200,968	176,693
PIK 10.00% 4/1/24 >>>>		1,017,204	1,010,760
Digicel International Finance
144A 8.00% 12/31/26 #		181,919	169,459
144A 8.75% 5/25/24 #		1,251,000	1,246,709
144A 8.75% 5/25/24 #		195,186	194,517
144A PIK 13.00%
12/31/25 #, >>>>>		110,845	110,137
Frontier Communications
Holdings
144A 5.00% 5/1/28 #		186,000	178,788
144A 5.875% 10/15/27 #		359,000	357,040
5.875% 11/1/29		310,847	285,009
144A 6.00% 1/15/30 #, *		200,000	185,267
144A 6.75% 5/1/29 #, *		174,000	167,280
Globo Comunicacao e
Participacoes 144A
4.875% 1/22/30 #		200,000	177,121
LCPR Senior Secured
Financing DAC 144A
5.125% 7/15/29 #		200,000	191,340
Level 3 Financing 144A
3.625% 1/15/29 #		100,000	87,678
Ligado Networks 144A PIK
15.50% 11/1/23 #, >>		884,926	673,588
Matterhorn Telecom 3.125%
9/15/26	EUR	69,000	73,980
McGraw-Hill Education 144A
5.75% 8/1/28 #		183,000	174,923
Millicom International
Cellular 144A 4.50%
4/27/31 #		200,000	186,516
Nielsen Finance
144A 5.625% 10/1/28 #		283,000	285,349
144A 5.875% 10/1/30 #		236,000	236,837
Northwest Fiber
144A 6.00% 2/15/28 #		187,000	164,533
144A 10.75% 6/1/28 #		168,000	175,338
Stagwell Global 144A
5.625% 8/15/29 #		444,000	419,447
Telesat Canada
144A 5.625% 12/6/26 #		678,000	518,467
144A 6.50% 10/15/27 #		118,000	57,968
Videotron 144A 3.625%
6/15/29 #		58,000	53,899
VTR Comunicaciones 144A
4.375% 4/15/29 #		346,000	316,824
Windstream Escrow 144A
7.75% 8/15/28 #, *		743,000	757,619
Zayo Group Holdings 144A
4.00% 3/1/27 #		181,000	166,886
			13,319,244
Consumer Cyclical – 3.64%
Aptiv 3.25% 3/1/32 *		175,000	166,085
Asbury Automotive Group
4.50% 3/1/28 *		344,830	331,968
144A 4.625% 11/15/29 #		8,000	7,460
4.75% 3/1/30 *		345,830	326,827
144A 5.00% 2/15/32 #		8,000	7,447
AutoNation 3.85% 3/1/32		45,000	43,625
B2W Digital 144A 4.375%
12/20/30 #		400,000	345,092
Carnival
144A 5.75% 3/1/27 #		266,000	254,030
144A 7.625% 3/1/26 #, *		91,000	91,701
144A 9.875% 8/1/27 #		190,000	210,324
144A 10.50% 2/1/26 #		44,000	48,999
Carvana
144A 4.875% 9/1/29 #		265,000	219,208
144A 5.50% 4/15/27 #, *		79,000	70,619
Everi Holdings 144A 5.00%
7/15/29 #		103,000	97,703
Ferrellgas 144A 5.375%
4/1/26 #		160,000	151,341
General Motors Financial
3.10% 1/12/32 *		180,000	162,007
Guitar Center 144A 8.50%
1/15/26 #		22,000	22,483
Hilton Domestic Operating
144A 3.75% 5/1/29 #		69,000	64,903
JSM Global 144A 4.75%
10/20/30 #		200,000	175,611
LBM Acquisition 144A 6.25%
1/15/29 #, *		148,000	138,810
Lithia Motors
144A 3.875% 6/1/29 #		199,000	188,399
144A 4.375% 1/15/31 #		149,000	144,271
Lowe's 4.25% 4/1/52		55,000	56,976
LSF9 Atlantis Holdings 144A
7.75% 2/15/26 #		440,000	423,412

Schedules of investments
Delaware Ivy Multi-Asset Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Magallanes
144A 3.755% 3/15/27 #	235,000	$234,964
144A 4.054% 3/15/29 #	20,000	20,122
144A 4.279% 3/15/32 #	20,000	20,114
144A 5.141% 3/15/52 #	90,000	92,292
MajorDrive Holdings IV 144A
6.375% 6/1/29 #	669,000	593,370
Marriott Ownership Resorts
144A 6.125% 9/15/25 #	132,000	135,464
Michaels
144A 5.25% 5/1/28 #	298,000	273,975
144A 7.875% 5/1/29 #	722,000	619,111
NCL 144A 5.875% 3/15/26 #	90,000	85,620
PetSmart 144A 4.75%
2/15/28 #	441,000	426,769
Premier Entertainment Sub
144A 5.625% 9/1/29 #	495,000	426,433
144A 5.875% 9/1/31 #	388,000	331,963
Real Hero Merger Sub 2
144A 6.25% 2/1/29 #, *	177,000	161,620
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	339,000	323,631
Staples
144A 7.50% 4/15/26 #	59,000	57,360
144A 10.75% 4/15/27 #	1,117,000	995,286
Tempur Sealy International
144A 4.00% 4/15/29 #	220,000	200,277
Victoria's Secret & Co. 144A
4.625% 7/15/29 #	473,000	426,587
		9,174,259
Consumer Non-Cyclical – 1.35%
Adani International Container
Terminal 144A 3.00%
2/16/31 #	196,000	175,433
Charles River Laboratories
International 144A 4.25%
5/1/28 #	69,000	67,592
DP World 4.70% 9/30/49	200,000	194,724
Grifols Escrow Issuer 144A
4.75% 10/15/28 #, *	133,000	125,366
HCA 144A 3.125% 3/15/27 #	240,000	234,880
JBS USA LUX 144A 3.00%
2/2/29 #	120,000	111,243
Kronos Acquisition Holdings
144A 5.00% 12/31/26 #	270,000	249,628
Lithia Motors 144A 4.625%
12/15/27 #	15,000	14,907
MARB BondCo 144A 3.95%
1/29/31 #	200,000	177,751
Performance Food Group
144A 4.25% 8/1/29 #	548,000	500,050
Pilgrim's Pride 144A 4.25%
4/15/31 #, *	406,000	376,415
Post Holdings 144A 4.50%
9/15/31 #	177,000	157,086
Prime Security Services
Borrower 144A 6.25%
1/15/28 #, *	330,000	323,473
Simmons Foods 144A
4.625% 3/1/29 #	176,000	165,229
StoneMor 144A 8.50%
5/15/29 #	538,000	533,682
		3,407,459
Consumer Staples – 0.03%
Kraft Heinz Foods 3.75%
4/1/30	76,000	76,054
		76,054
Electric – 0.08%
Eversource Energy 2.90%
3/1/27	70,000	68,710
NextEra Energy Capital
Holdings 3.00% 1/15/52	40,000	34,249
Vistra Operations 144A
4.30% 7/15/29 #	109,000	105,344
		208,303
Energy – 3.01%
Ascent Resources Utica
Holdings
144A 5.875% 6/30/29 #	84,000	83,162
144A 7.00% 11/1/26 #	214,000	219,819
144A 8.25% 12/31/28 #	18,000	18,928
Bellatrix Exploration
8.50% 9/11/23	177,000	0
12.50% 12/15/23	193,000	0
BP Capital Markets America
2.721% 1/12/32	155,000	146,057
California Resources 144A
7.125% 2/1/26 #	51,000	53,129
Callon Petroleum
6.125% 10/1/24	163,000	162,412
144A 9.00% 4/1/25 #	35,000	37,151
Chesapeake Energy
144A 5.50% 2/1/26 #	176,000	180,488
144A 5.875% 2/1/29 #	132,000	136,483
144A 6.75% 4/15/29 #	341,000	361,668
Civitas Resources 144A
5.00% 10/15/26 #	122,000	121,087
Colgate Energy Partners III
144A 5.875% 7/1/29 #	67,000	69,192

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Comstock Resources
144A 5.875% 1/15/30 #	202,000	$199,273
144A 6.75% 3/1/29 #	346,000	357,376
ConocoPhillips 3.80%
3/15/52	205,000	209,099
Crestwood Midstream
Partners
144A 5.625% 5/1/27 #	172,000	170,782
5.75% 4/1/25	88,000	88,529
144A 6.00% 2/1/29 #	36,000	35,940
CrownRock 144A 5.00%
5/1/29 #	85,000	85,181
CVR Energy 144A 5.25%
2/15/25 #	175,000	170,167
Diamondback Energy 4.25%
3/15/52	20,000	19,818
DT Midstream
144A 4.125% 6/15/29 #	76,000	72,982
144A 4.375% 6/15/31 #	149,000	142,922
Ecopetrol 6.875% 4/29/30	41,000	43,095
Energy Transfer 6.50%
11/15/26 *, µ, Ψ	262,000	258,149
Genesis Energy
7.75% 2/1/28	300,000	302,040
8.00% 1/15/27	519,000	534,477
Hess Midstream Operations
144A 4.25% 2/15/30 #	122,000	115,327
KCA Deutag UK Finance
144A 9.875% 12/1/25 #, *	34,000	35,172
9.875% 12/1/25	380,532	393,653
Laredo Petroleum
9.50% 1/15/25	660,000	689,238
10.125% 1/15/28	440,000	473,367
Mesquite Energy 144A
7.25% 2/15/23 ‡	111,000	1,943
Moss Creek Resources
Holdings
144A 7.50% 1/15/26 #	466,000	428,268
144A 10.50% 5/15/27 #	32,000	31,404
Murphy Oil 6.375% 7/15/28	70,000	72,920
PBF Holding 144A 9.25%
5/15/25 #	786,000	810,649
Sunoco 144A 4.50%
4/30/30 #	146,000	134,729
TerraForm Power Operating
144A 5.00% 1/31/28 #	106,000	105,775
		7,571,851
Finance Companies – 0.01%
Air Lease 2.875% 1/15/32 *	35,000	31,379
		31,379
Financial Services – 1.56%
Compass Group Diversified
Holdings 144A 5.25%
4/15/29 #	700,000	658,864
Highlands Holdings Bond
Issuer 144A PIK 7.625%
10/15/25 #, >>	475,095	477,858
LPL Holdings 144A 4.00%
3/15/29 #	86,000	81,732
MoneyGram International
144A 5.375% 8/1/26 #	86,000	89,634
Mozart Debt Merger Sub
144A 3.875% 4/1/29 #	504,000	466,843
144A 5.25% 10/1/29 #	89,000	82,854
New Cotai 5.00% 2/2/27	340,864	785,348
Provident Funding
Associates 144A 6.375%
6/15/25 #	786,000	773,782
StoneX Group 144A 8.625%
6/15/25 #	499,000	520,452
		3,937,367
Financials – 0.89%
Banco BBVA Peru 5.25%
9/22/29 µ	112,000	114,328
Banco General 144A 5.25%
5/7/31 #, µ, Ψ	200,000	196,865
Bank of America
2.551% 2/4/28 µ	320,000	306,070
2.972% 2/4/33 µ	20,000	18,761
4.375% 1/27/27 µ, Ψ	15,000	14,135
BBVA Bancomer
144A 5.875% 9/13/34 #, µ	200,000	197,302
5.875% 9/13/34 µ	200,000	197,302
Citigroup
3.057% 1/25/33 µ	25,000	23,385
3.07% 2/24/28 µ	150,000	146,260
First Abu Dhabi Bank 4.50%
4/5/26 µ, Ψ	200,000	199,000
JPMorgan Chase & Co.
2.963% 1/25/33 µ	285,000	268,980
NBK Tier 1 144A 3.625%
8/24/26 #, µ, Ψ	200,000	187,261
NBK Tier 1 Financing 2
144A 4.50%
8/27/25 #, µ, Ψ	300,000	292,938
US Bancorp 2.677%
1/27/33 µ	95,000	90,421
		2,253,008
Healthcare – 1.17%
Bristol-Myers Squibb 3.70%
3/15/52	245,000	246,962

Schedules of investments
Delaware Ivy Multi-Asset Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Encompass Health 4.625%
4/1/31	151,000	$141,601
Endo Luxembourg Finance I
144A 6.125% 4/1/29 #	38,000	34,721
Hadrian Merger Sub 144A
8.50% 5/1/26 #	347,000	349,705
ModivCare Escrow Issuer
144A 5.00% 10/1/29 #	363,000	339,080
P&L Development 144A
7.75% 11/15/25 #	520,000	479,991
Par Pharmaceutical 144A
7.50% 4/1/27 #	454,000	424,408
US Renal Care 144A
10.625% 7/15/27 #	986,000	940,743
		2,957,211
Industrials – 0.16%
BWX Technologies 144A
4.125% 4/15/29 #, *	50,000	48,229
Garda World Security 144A
4.625% 2/15/27 #	364,000	349,627
		397,856
Information Technology – 0.10%
Autodesk 2.40% 12/15/31	35,000	31,267
CDW 3.276% 12/1/28	45,000	42,470
StoneCo 144A 3.95%
6/16/28 #	200,000	168,216
		241,953
Insurance – 1.01%
Ardonagh Midco 2 144A PIK
11.50% 1/15/27 #, >>>>>	984,953	1,048,975
Brown & Brown 4.95%
3/17/52	65,000	69,598
NFP 144A 6.875% 8/15/28 #	1,499,000	1,433,449
		2,552,022
Media – 0.87%
Arches Buyer 144A 6.125%
12/1/28 #	409,000	378,887
Cars.com 144A 6.375%
11/1/28 #	270,000	268,589
CCO Holdings
144A 4.25% 2/1/31 #	43,000	39,078
144A 4.50% 8/15/30 #	451,000	423,939
CSC Holdings
144A 5.00% 11/15/31 #	254,000	213,284
144A 5.375% 2/1/28 #	285,000	277,111
144A 5.75% 1/15/30 #	202,000	180,129
Directv Financing 144A
5.875% 8/15/27 #	338,000	332,955
News 144A 3.875%
5/15/29 #	71,000	67,203
		2,181,175
REIT Diversified – 0.06%
HAT Holdings I 144A 3.375%
6/15/26 #	73,000	69,451
Logan Group 5.75% 1/14/25	200,000	48,500
Uniti Group 144A 4.75%
4/15/28 #	43,000	40,671
		158,622
REIT Multifamily – 0.02%
American Homes 4 Rent
3.625% 4/15/32	45,000	43,883
		43,883
Services – 0.86%
Adtalem Global Education
144A 5.50% 3/1/28 #	1,051,000	1,018,981
Ahern Rentals 144A 7.375%
5/15/23 #	505,000	470,913
NESCO Holdings II 144A
5.50% 4/15/29 #	519,000	510,561
Sabre GLBL
144A 7.375% 9/1/25 #	42,000	43,926
144A 9.25% 4/15/25 #	103,000	114,361
		2,158,742
Technology – 0.78%
Booz Allen Hamilton 144A
3.875% 9/1/28 #	67,000	64,748
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	85,000	84,465
144A 6.50% 10/15/28 #	203,000	202,104
NCR
144A 5.00% 10/1/28 #	318,000	305,038
144A 5.125% 4/15/29 #	928,000	893,242
144A 5.25% 10/1/30 #	106,000	100,666
144A 5.75% 9/1/27 #	113,000	113,150
144A 6.125% 9/1/29 #	144,000	144,680
Workday
3.50% 4/1/27	10,000	10,004
3.70% 4/1/29	20,000	20,063
3.80% 4/1/32	20,000	19,987
		1,958,147
Telecommunication Services – 0.09%
Altice France 144A 5.125%
7/15/29 #	254,000	227,990
		227,990

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Transportation – 0.27%
ENA Master Trust 144A
4.00% 5/19/48 #	200,000	$188,293
Hawaiian Brand Intellectual
Property 144A 5.75%
1/20/26 #	108,000	108,204
Lima Metro Line 2 Finance
144A 5.875% 7/5/34 #	98,735	106,085
Rumo Luxembourg 144A
5.25% 1/10/28 #, *	200,000	199,500
Union Pacific
2.80% 2/14/32 *	50,000	48,068
3.375% 2/14/42	10,000	9,686
3.50% 2/14/53	25,000	24,533
		684,369
Utilities – 0.37%
Adani Transmission 4.25%
5/21/36	181,000	166,684
Comision Federal de
Electricidad 144A 3.348%
2/9/31 #	200,000	175,912
Fells Point Funding Trust
144A 3.046% 1/31/27 #	100,000	96,026
Minejesa Capital 5.625%
8/10/37	200,000	182,537
NextEra Energy Operating
Partners 144A 4.50%
9/15/27 #	50,000	49,866
Vistra Operations
144A 4.375% 5/1/29 #	163,000	154,245
144A 5.00% 7/31/27 #	117,000	115,303
		940,573
Total Corporate Bonds
(cost $61,646,930)		59,022,374

Municipal Bonds – 0.13%
Commonwealth of Puerto
Rico
Series A 144A
3.707% 6/1/22#	100,000	99,250
Series A 144A
5.00% 6/1/22#	55,000	55,481
Series A 144A
5.25% 6/1/22#	125,000	126,719
Series A 5.25% 6/1/22	45,000	45,619
Total Municipal Bonds
(cost $324,242)		327,069

Loan Agreements – 11.30%
Advantage Sales &
Marketing Tranche B-
1 5.25% (LIBOR03M +
4.50%) 10/28/27 ●	1,036,080	1,028,569
AHP Health Partners 4.00%
(LIBOR01M + 3.50%)
8/24/28 ●	249,375	247,661
Amynta Agency Borrower
Tranche B 1st Lien
4.957% (LIBOR01M +
4.50%) 2/28/25 ●	996,290	988,402
Ankura Consulting Group 1st
Lien 5.25% (SOFR01M +
4.50%) 3/17/28 ●	170,770	169,382
Apex Group Treasury 1st
Lien 4.503% (LIBOR03M
+ 3.75%) 7/27/28 ●	248,750	247,041
Applied Systems 2nd Lien
6.378% (LIBOR03M +
5.50%) 9/19/25 ●	460,967	459,671
Archroma Finance Tranche
B2 4.509% (LIBOR03M +
4.25%) 8/12/24 ●	338,583	336,890
Aruba Investments Holdings
1st Lien 4.50%
(LIBOR06M + 3.75%)
11/24/27 ●	247,506	244,722
Ascent Resources Utica
Holdings 2nd Lien 10.00%
(LIBOR03M + 9.00%)
11/1/25 ●	133,000	142,809
Asurion
3.583% (LIBOR01M +
3.25%) 7/31/27 ●	495,620	486,224
(LIBOR03M + 5.25%)
1/31/28 ●	250,000	245,521
Atlas CC Acquisition 1st Lien
5.00% (LIBOR03M +
4.25%) 5/25/28 ●	206,188	205,802
5.00% (LIBOR03M +
4.25%) 5/25/28 ●	41,937	41,858
Berlin Packaging Tranche
B-5 4.25% (LIBOR03M +
3.75%) 3/11/28 ●	248,750	246,822
Caesars Resort
Collection Tranche B-1
4.947% (LIBOR03M +
3.50%) 7/20/25 ●	246,875	245,846
CCRR Parent 1st Lien 4.76%
(LIBOR03M + 3.75%)
3/6/28 ●	248,125	249,288
CHG Healthcare Services
4.499% (LIBOR06M +
3.50%) 9/29/28 ●	248,750	246,988

Schedules of investments
Delaware Ivy Multi-Asset Income Fund

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
Clear Channel Outdoor
Holdings Inc 3.799%
(LIBOR03M + 3.50%)
8/21/26 ●	1,629	$1,604
CNT Holdings I 2nd Lien
7.50% (LIBOR03M +
6.75%) 11/6/28 ●	243,000	243,456
Consolidated
Communications
Tranche B-1 4.25%
(LIBOR01M + 3.50%)
10/2/27 ●	178,501	168,327
Cornerstone OnDemand
4.25% (LIBOR01M +
3.75%) 10/16/28 ●	250,000	247,812
CP Atlas Buyer Tranche B
4.25% (LIBOR01M +
3.75%) 11/23/27 ●	559,424	545,089
CPC Acquisition 1st Lien
4.756% (LIBOR03M +
3.75%) 12/29/27 ●	88,110	86,348
CPC Acquisition 2nd Lien
8.756% (LIBOR03M +
7.75%) 12/29/28 ●	57,000	55,148
Delta Topco 1st Lien 4.50%
(LIBOR06M + 3.75%)
12/1/27 ●	248,125	244,536
Directv Financing 5.75%
(LIBOR01M + 5.00%)
8/2/27 ●	458,400	458,448
Dispatch
Acquisition Holdings
5.256% (LIBOR03M +
4.25%) 3/27/28 ●	248,125	243,162
Edelman Financial Engines
Center 2nd Lien 7.207%
(LIBOR01M + 6.75%)
7/20/26 ●	779,000	770,236
EG America 5.246%
(LIBOR03M + 4.25%)
3/31/26 ●	248,345	245,365
Electron Bidco 3.75%
(LIBOR01M + 3.25%)
11/1/28 ●	250,000	247,687
Empire Today 5.75%
(LIBOR03M + 5.00%)
4/3/28 ●	335,895	320,500
Endo Luxembourg Finance I
TBD 5.75% (LIBOR01M +
5.00%) 3/27/28 ●	247,500	232,186
Engineered Machinery
Holdings 1st Lien 4.756%
(LIBOR03M + 3.75%)
5/19/28 ●	250,000	247,098
Ensemble RCM 4.049%
(LIBOR03M + 3.75%)
8/3/26 ●	246,835	246,218
EPIC Crude Services LP
5.508% (LIBOR03M +
5.00%) 3/2/26 ●	431,993	372,414
First Student Bidco Tranche
B 3.983% (LIBOR03M +
3.00%) 7/21/28 ●	182,142	180,932
First Student Bidco Tranche
C 3.983% (LIBOR03M +
3.00%) 7/21/28 ●	67,402	66,954
Foresight Exit TL A 9.50%
(LIBOR03M + 8.00%)
6/29/27 ●	214,933	216,008
Form Technologies Tranche
B 5.50% (LIBOR03M +
4.50%) 7/22/25 ●	1,325,175	1,320,205
Frontier Communications
Tranche B 4.813%
(LIBOR03M + 3.75%)
5/1/28 ●	247,500	243,911
Gainwell Acquisition
Tranche B 4.878%
(LIBOR03M + 4.00%)
10/1/27 ●	1,095,712	1,091,603
Garda World Security
Tranche B-2 4.71%
(LIBOR01M + 4.25%)
10/30/26 ●	164,031	162,801
Geon Performance Solutions
5.50% (LIBOR01M +
4.75%) 8/18/28 ●	248,750	248,439
Gulf Finance 7.75%
(LIBOR01M + 6.75%)
8/25/26 ●	703,066	646,294
Hertz Tranche B 3.75%
(LIBOR01M + 3.25%)
6/30/28 ●	208,778	207,630
Hertz Tranche C 3.75%
(LIBOR01M + 3.25%)
6/30/28 ●	39,644	39,426
Intelsat Jackson Holdings
TBD 7/13/22 X, ●	93,735	92,348
Intelsat Jackson Holdings
Tranche B-4 9.00% (Prime
+ 4.50%) 1/2/24 ●	160	157
Intelsat Jackson Holdings
Tranche B-5 8.625%
(LIBOR05M + 8.63%)
1/2/24 ●	195	192
Ivanti Software 4.75%
(LIBOR01M + 4.00%)
12/1/27 ●	58,241	57,385

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Jo-Ann Stores Tranche B-
1 5.50% (LIBOR03M +
4.75%) 7/7/28 ●	287,878	$253,333
Jones DesLauriers Insurance
Management 1st Lien
5.00% (CDOR + 4.25%)
3/27/28 ●	554,582	434,740
Jones DesLauriers Insurance
Management 2nd Lien
8.235% (CDOR +
7.50%)3/26/29 ●	281,669	220,380
Jones DesLauriers Insurance
Management 2nd Lien
TBD 3/26/29 X, ●	28,331	22,166
LBM Acquisition TBD
12/17/27 X, ●	166,249	162,301
12/17/27 X, ●	83,333	81,354
Lealand Finance Company
3.104% (LIBOR01M +
3.00%) 6/28/24 ●	15,843	9,902
LSF11 A5 HoldCo 4.00%
(LIBOR01M + 3.50%)
10/15/28 ●	250,000	246,667
Madison Iaq 4.524%
(LIBOR03M + 3.25%)
6/21/28 ●	248,750	245,563
MajorDrive Holdings IV LLC
4.563% (LIBOR06M +
4.00%) 6/1/28 ●	1,218	1,202
Mar Bidco Tranche B 5.256%
(LIBOR03M + 4.25%)
7/7/28 ●	240,467	237,762
Mattress Firm Tranche B
5.64% (LIBOR03M +
4.25%) 9/25/28 ●	249,375	244,699
Mavis Tire Express Services
Topco 1st Lien 4.75%
(LIBOR01M + 4.00%)
5/4/28 ●	248,750	247,506
Medline Borrower 3.75%
(LIBOR03M + 3.25%)
10/23/28 ●	250,000	247,655
Michaels Tranche B 5.256%
(LIBOR03M + 4.25%)
4/15/28 ●	287,176	269,228
Mileage Plus Holdings 6.25%
(LIBOR03M + 5.25%)
6/21/27 ●	176,816	184,220
MLN US HoldCo Tranche B
1st Lien 4.742%
(LIBOR01M + 4.50%)
11/30/25 ●	927,107	895,093
MLN US HoldCo Tranche B
2nd Lien 8.993%
(LIBOR01M + 8.75%)
11/30/26 ●	470,000	432,155
MPH Acquisition Holdings
4.758% (LIBOR03M +
4.25%) 9/1/28 ●	175,192	170,648
Olympus Water US Holding
4.25% (LIBOR03M +
3.75%) 11/9/28 ●	250,000	244,152
Pathway Vet Alliance 4.207%
(LIBOR01M + 3.75%)
3/31/27 ●	248,741	246,720
Penn National Gaming
Tranche A 2.00%
(LIBOR01M + 1.25%)
10/19/23 ●	75,679	74,969
Peraton Tranche B 1st Lien
4.50% (LIBOR01M +
3.75%) 2/1/28 ●	252,961	251,245
PetsMart 4.50% (LIBOR06M
+ 3.75%) 2/11/28 ●	900,475	897,774
Phoenix Newco 1st Lien
4.00% (LIBOR01M +
3.50%) 11/15/28 ●	250,000	248,418
Polaris Newco 1st Lien
4.50% LIBOR01M +
4.00% 6/2/28 ●	249,375	247,910
Restoration Hardware 3.00%
(LIBOR01M + 2.50%)
10/20/28 ●	248,750	244,863
Riverbed Technology 2nd
Lien TBD 12/31/26 X, ●	2,250,933	281,817
Sovos Compliance 1st Lien
5.00% (LIBOR01M +
4.50%) 8/11/28 ●	212,652	212,652
Sovos Compliance 1st Lien
TBD (LIBOR01M +
4.50%) 8/11/28 X, ●	36,815	36,815
SRS Distribution 4.269%
(LIBOR03M + 3.50%)
6/2/28 ●	248,750	245,392
Sunshine Luxembourg VII
Tranche B3 4.756%
(LIBOR03M + 3.75%)
10/1/26 ●	247,500	246,185
Swf Holdings I 4.75%
(LIBOR01M + 4.00%)
10/6/28 ●	169,000	164,141
Tory Burch 3.50%
(LIBOR01M + 3.00%)
4/16/28 ●	248,125	242,025

Schedules of investments
Delaware Ivy Multi-Asset Income Fund

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Trident TPI Holdings 1st Lien
Tranche B-3
4.50% (LIBOR01M +
4.00%) 9/15/28 ●	217,849	$215,580
4.50% (LIBOR01M +
4.00%) 9/15/28 ●	26,356	26,082
TruGreen 4.75% (LIBOR01M
+ 4.00%) 11/2/27 ●	246,875	245,949
U.S. Renal Care Tranche B
1st Lien 5.25%
(LIBOR01M + 5.00%)
6/26/26 ●	900,742	831,723
United Airlines Tranche B
4.50% (LIBOR03M +
3.75%) 4/21/28 ●	247,500	245,025
United PF Holdings 5.006%
(LIBOR03M + 4.00%)
12/30/26 ●	584,316	563,865
United PF Holdings 1st Lien
9.506% (LIBOR03M +
8.50%) 12/30/26 ●	133,960	133,625
Verscend Holding Tranche B
4.457% (LIBOR01M +
4.00%) 8/27/25 ●	248,125	247,815
Waterbridge Midstream
Operating TBD
(LIBOR03M + 5.75%)
6/22/26 X, ●	242,845	234,736
West Corporation Tranche B
5.00% (LIBOR03M +
4.00%) 10/10/24 ●	1,545,066	1,417,046
Windstream Services 7.25%
(LIBOR01M + 6.25%)
9/21/27 ●	177,816	177,001
Women's Care Holdings
5.25% (LIBOR03M +
4.50%) 1/15/28 ●	248,750	245,848
Total Loan Agreements
(cost $30,226,487)		28,459,362

Sovereign Bonds – 0.15%
Dominican Republic – 0.07%
Dominican Republic
International Bonds 144A
4.875% 9/23/32 #	200,000	181,502
		181,502
Peru – 0.08%
Corp Financiera DE
Desarrollo 5.25% 7/15/
29 µ	200,000	197,384
		197,384
Total Sovereign Bonds
(cost $421,556)		378,886

US Treasury Obligations – 0.47%
US Treasury Notes
1.75% 3/15/25	1,045,000	1,022,957
1.875% 2/15/32	180,000	172,884
Total US Treasury Obligations
(cost $1,210,279)		1,195,841

	Number of
	shares
Common Stocks – 51.61%
Basic Materials – 0.00%
Eastman Chemical	50	5,603
		5,603
Blue Chip Medical Products – 0.00%
AstraZeneca	50	6,631
		6,631
Communication Services – 1.23%
Cellnex Telecom 144A #	16,621	799,876
Deutsche Telekom	300	5,587
Orange	129,770	1,536,646
Vantage Towers	21,766	768,782
		3,110,891
Communications – 0.00%
Publicis Groupe	100	6,069
		6,069
Consumer Cyclical – 0.24%
Studio City International
ADR †	60,131	350,955
Studio City International
Holdings
ADR *, †	35,484	207,102
True Religion Apparel †	2	39,439
		597,496
Consumer Discretionary – 2.57%
adidas AG	8,980	2,092,574
H & M Hennes & Mauritz
Class B	53,270	715,290
Sodexo	23,590	1,919,658
Swatch Group	6,100	1,729,496

	Number of
	shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
VF	160	$9,098
		6,466,116
Consumer Staples – 10.16%
Archer-Daniels-Midland	4,963	447,960
Asahi Group Holdings	25,900	943,291
Bunge	6,368	705,638
Clorox	12,410	1,725,362
Conagra Brands	46,440	1,558,991
Danone	31,610	1,746,231
Diageo	53,690	2,723,403
Essity Class B *	67,050	1,582,315
General Mills	6,190	419,187
Ingredion	19,620	1,709,883
Kao	36,400	1,486,236
Kimberly-Clark	16,890	2,080,173
Kirin Holdings	300	4,481
Koninklijke Ahold Delhaize	67,760	2,179,535
Lamb Weston Holdings	48,140	2,884,068
Lawson	100	3,828
Nestle	20,810	2,705,688
Procter & Gamble	50	7,640
Seven & i Holdings	14,300	681,784
Unilever	100	4,540
		25,600,234
Energy – 4.89%
APA Group	100,703	800,372
Archaea Energy †	34,606	758,910
Chesapeake Energy	4,703	409,161
Enbridge	16,692	768,407
Enviva	12,988	1,028,000
EOG Resources	8,461	1,008,805
EQT	12,021	413,643
Equinor	29,643	1,106,771
Foresight Energy †	31,163	678,734
Kimbell Royalty Partners	43,151	701,635
Lundin Energy *	150	6,296
Occidental Petroleum	7,189	407,904
Schlumberger	22,846	943,768
Shell	49,041	1,344,151
TC Energy	13,473	759,894
Valero Energy	11,384	1,155,931
Westmoreland Coal †	7,276	18,372
		12,310,754
Financial Services – 0.12%
New Cotai <<, †	318,315	293,358
		293,358
Financials – 0.01%
3i Group	400	7,233
ORIX	300	5,980
Tokio Marine Holdings *	100	5,819
Zurich Insurance Group	10	4,939
		23,971
Healthcare – 6.39%
CVS Health	50	5,061
Fresenius Medical Care AG
& Co.	36,520	2,447,235
Henry Schein †	27,620	2,408,188
Merck & Co.	29,220	2,397,501
Novo Nordisk Class B	22,870	2,536,652
Pfizer	38,460	1,991,074
Roche Holding	4,590	1,816,088
Sanofi	50	5,112
Smith & Nephew	156,630	2,491,181
		16,098,092
Industrials – 5.05%
3M	9,780	1,456,046
Aena SME 144A #, †	4,839	806,663
ALEATICA †	805,199	803,580
Atlas Arteria	159,194	774,778
CCR	266,076	767,315
Enav 144A #, †	167,976	774,622
Intertek Group	15,220	1,038,274
ITOCHU *	100	3,383
Knorr-Bremse	12,060	924,484
Makita	22,400	716,724
Parker-Hannifin	2,420	686,699
Raytheon Technologies	50	4,953
Sacyr	320,653	774,255
Schneider Electric	30	5,037
Securitas Class B	143,240	1,615,937
Siemens	50	6,923
Transurban Group	79,037	798,586
Vinci	7,527	769,054
		12,727,313
Information Technology – 2.27%
Amadeus IT Group †	45,990	2,990,184
Cisco Systems	100	5,576
SAP	18,200	2,017,072
Visa Class A	3,210	711,882
		5,724,714
Materials – 4.47%
Air Liquide	14,640	2,561,179
Anglo American	18,767	975,178
BHP Group	42,440	1,635,955
CF Industries Holdings	4,092	421,722
CRH	200	7,977

Schedules of investments
Delaware Ivy Multi-Asset Income Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Materials (continued)
ERO Copper †	35,536	$520,469
Hudbay Minerals	52,318	410,961
Newmont	17,016	1,351,921
Nutrien	11,098	1,147,129
Pan American Silver	12,126	330,952
Vale ADR	63,951	1,278,380
Wheaton Precious Metals	12,919	614,354
		11,256,177
Real Estate – 0.86%
Deutsche EuroShop	1,720	31,695
Mitsubishi Estate	29,300	436,290
Mitsui Fudosan	11,400	243,986
Nyfosa	21,040	300,808
Tokyo Tatemono	8,700	130,374
Weyerhaeuser	26,765	1,014,393
		2,157,546
REIT Diversified – 2.09%
Activia Properties	25	87,155
Ascendas Real Estate
Investment Trust	60,100	129,505
Charter Hall Group	4,080	49,582
CK Asset Holdings	74,000	505,822
Digital Realty Trust	2,020	286,436
Duke Realty	10,660	618,920
Equinix	770	571,047
Fastighets Balder Class B †	1,070	70,449
Hang Lung Properties	59,000	118,919
Ingenia Communities Group	83,860	316,588
Inmobiliaria Colonial Socimi	4,540	41,386
Intershop Holding	40	27,661
Mapletree Logistics Trust	190,600	259,011
New World Development	26,000	105,486
NIPPON REIT Investment	90	282,415
PS Business Parks	1,650	277,332
Samhallsbyggnadsbolaget i
Norden *	36,920	164,802
Stockland	8,990	28,489
Sun Hung Kai Properties	37,500	446,156
TAG Immobilien	4,410	99,859
VICI Properties	16,350	465,321
Waypoint REIT	153,360	305,244
		5,257,585
REIT Healthcare – 0.52%
Assura	153,270	134,698
CareTrust REIT	15,900	306,870
Healthcare Realty Trust	4,970	136,576
Healthpeak Properties	4,240	145,559
Impact Healthcare Reit	18,830	30,250
Omega Healthcare Investors	1,180	36,769
Sabra Health Care REIT	8,460	125,969
Universal Health Realty
Income Trust	1,480	86,388
Welltower	3,100	298,034
		1,301,113
REIT Hotel – 0.08%
Apple Hospitality	7,000	125,790
Gaming and Leisure
Properties	1,530	71,803
		197,593
REIT Industrial – 1.72%
GLP J-Reit	70	106,365
Goodman Group	6,030	102,489
Granite Real Estate
Investment Trust	4,420	340,759
Industrial & Infrastructure
Fund Investment	130	196,959
Innovative Industrial
Properties	1,260	258,804
Mapletree Industrial Trust	119,500	236,575
Prologis	11,140	1,798,887
Rexford Industrial Realty	5,520	411,737
Segro	21,850	384,102
Sirius Real Estate	136,860	225,452
Tritax Big Box REIT	86,100	272,620
		4,334,749
REIT Information Technology – 0.05%
American Tower	295	74,110
SBA Communications	150	51,615
		125,725
REIT Mall – 0.30%
Simon Property Group	5,740	755,154
		755,154
REIT Manufactured Housing – 0.25%
Equity LifeStyle Properties	6,290	481,059
Sun Communities	790	138,479
		619,538
REIT Multifamily – 2.03%
Apartment Income REIT	5,250	280,665
AvalonBay Communities	2,950	732,691
Camden Property Trust	830	137,946
Canadian Apartment
Properties REIT	3,570	153,206
Civitas Social Housing	57,720	66,270
Daiwa Securities Living
Investments	260	245,309

	Number of
	shares	Value (US $)
Common Stocks (continued)
REIT Multifamily (continued)
Equity Residential	6,490	$583,581
Essex Property Trust	1,820	628,774
Grainger	45,320	172,841
Invitation Homes	16,050	644,889
Killam Apartment Real Estate
Investment Trust	11,420	195,670
Kojamo	12,990	312,127
UDR	2,780	159,489
Vonovia	17,010	792,843
		5,106,301
REIT Office – 1.32%
Alexandria Real Estate
Equities	3,360	676,200
Allied Properties Real Estate
Investment Trust	7,030	262,216
Boston Properties	850	109,480
Castellum *	13,670	337,509
Cousins Properties	4,370	176,067
Daiwa Office Investment	25	155,198
Equity Commonwealth †	6,690	188,725
Highwoods Properties	5,870	268,494
Hudson Pacific Properties	3,170	87,967
Kilroy Realty	6,210	474,568
Orion Office REIT	3,530	49,420
Piedmont Office Realty Trust
Class A	16,080	276,898
SL Green Realty	710	57,638
Wihlborgs Fastigheter	9,490	198,516
		3,318,896
REIT Retail – 0.20%
Japan Metropolitan Fund
Invest	160	135,009
Link REIT	42,223	359,581
		494,590
REIT Self-Storage – 0.75%
Extra Space Storage	3,610	742,216
Life Storage	3,390	476,058
Public Storage	990	386,377
Safestore Holdings	16,220	285,519
		1,890,170
REIT Shopping Center – 0.29%
Alexander's	270	69,182
Federal Realty Investment
Trust	620	75,683
Regency Centers	1,570	112,004
Retail Opportunity
Investments	11,670	226,281
Shopping Centres
Australasia Property
Group	42,580	92,630
SITE Centers	10,040	167,769
		743,549
REIT Single Tenant – 0.21%
Essential Properties Realty
Trust	3,130	79,189
Four Corners Property Trust	6,650	179,816
Realty Income	2,040	141,372
Spirit Realty Capital	2,880	132,538
		532,915
Services – 0.05%
Laureate Education	10,687	126,641
		126,641
Transportation – 0.30%
East Japan Railway	13,200	763,983
		763,983
Utilities – 3.19%
Constellation Energy	69	3,881
Enel	60,716	405,386
Exelon	210	10,002
Hydro One 144A #	29,746	801,380
National Grid	51,580	792,693
Orsted 144A #	2,991	374,388
PPL	28,907	825,584
Public Service Enterprise
Group	100	7,000
RWE	100	4,354
Sempra Energy	4,784	804,286
Severn Trent	19,830	799,234
Snam	140,273	808,891
SSE	34,342	784,682
Terna - Rete Elettrica
Nazionale	97,820	840,008
United Utilities Group	53,257	784,237
		8,046,006
Total Common Stocks
(cost $128,531,822)		129,999,473

Convertible Preferred Stock – 0.54%
Targa Resources 9.50%
exercise price $20.77,
maturity date 5/5/22	1,263	1,363,445
Total Convertible Preferred Stock
(cost $1,414,560)		1,363,445

Schedules of investments
Delaware Ivy Multi-Asset Income Fund

	Number of
	shares	Value (US $)
Preferred Stock – 0.00%
True Religion Apparel
0.000%	2	$10,280
Total Preferred Stock
(cost $33,831)		10,280

Exchange-Traded Funds – 5.20%
iShares Global Infrastructure
ETF	51,836	2,636,379
SPDR S&P Global Natural
Resources ETF	40,434	2,538,447
Vanguard FTSE Developed
Markets ETF	230	11,047
Vanguard Global ex-
U.S. Real Estate ETF	260	13,507
Vanguard High Dividend
Yield ETF	39,340	4,415,915
Vanguard International High
Dividend Yield ETF	44,694	3,022,208
Vanguard Real Estate ETF	120	13,004
Vanguard S&P 500 ETF	1,070	444,232
Total Exchange-Traded Funds
(cost $12,218,188)		13,094,739

	Principal
	amount°
Investment Company – 0.24%
KCA Deutag International
	7,610	604,995
Total Investment Company
(cost $312,010)		604,995

	Number of
	shares
Master Limited Partnerships – 0.25%
Black Stone Minerals	46,276	622,875
Total Master Limited Partnerships
(cost $539,865)		622,875

Warrant – 0.00%
California Resources †	1,167	16,793
Total Warrant
(cost $101,593)		16,793

Short-Term Investments – 1.45%
Money Market Mutual Fund – 1.45%
State Street Institutional US
Government Money
Market Fund – Premier
Class (seven-day effective
yield 0.17%)	3,646,840	$3,646,840
Total Short-Term Investments
(cost $3,646,840)		3,646,840
Total Value of Securities Before
Securities Lending Collateral–96.37%
(cost $244,900,006)		242,766,099

Securities Lending Collateral** – 1.00%
Money Market Mutual Fund – 1.00%
Dreyfus Institutional
Preference Government
Money Market Fund -
Institutional Shares
(seven-day effective yield
0.30%)	2,511,148	2,511,148
Total Securities Lending Collateral
(cost $2,511,148)		2,511,148
Total Value of
Securities–97.37%
(cost $247,411,154)		$245,277,247■

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $51,623,774, which represents 20.49% of the Fund's net assets. See Note 10 in “Notes to financial statements.”
ψ	Perpetual security. Maturity date represents next call date.
*	Fully or partially on loan.
>>>>>	PIK. 46.15% of the income received was in cash and 53.85% was in principal.
>>	PIK. 100% of the income received was in the form of principal.
>>>	PIK. 62.50% of the income received was in cash and 37.50% was in principal.
>>>>	PIK. 80% of the income received was in cash and 20% was in principal.
‡	Non-income producing security. Security is currently in default.

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after March 31, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
<<	Affiliated company. See Note 2 in "Notes to financial statements."
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $6,204,815 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $3,922,766.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at March 31, 2022:

				Unrealized
	Principal			Appreciation
Borrower	Amount	Commitment	Value	(Depreciation)
Jones DesLauriers Insurance Management TBD 1.00% 3/27/28	$126,315	$100,170	$99,020	$(1,150)
Trident TPI Holdings 1st Lien Tranche B-3 4.50% 9/15/28	4,649	4,649	4,600	(49)
Total	$130,964	$104,819	$103,620	$(1,199)

Schedules of investments
Delaware Ivy Multi-Asset Income Fund

The following foreign currency exchange contracts were outstanding at March 31, 2022:1

Foreign Currency Exchange Contracts
	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	AUD	(38,834)	USD	29,180	4/1/22	$120	$–
BNYM	CAD	(254,927)	USD	204,211	4/1/22	296	–
BNYM	CHF	(29,459)	USD	31,916	4/4/22	32	–
BNYM	EUR	(34,549)	USD	38,550	4/1/22	328	–
BNYM	EUR	(48,740)	USD	53,981	4/4/22	56	–
BNYM	HKD	(53,930)	USD	6,889	4/4/22	5	–
BNYM	JPY	(2,565,419)	USD	21,054	4/1/22	–	(19)
BNYM	SEK	(199,840)	USD	21,302	4/4/22	47	–
JPMCB	CAD	(1,010,000)	USD	793,322	5/20/22	–	(14,461)
JPMCB	EUR	(1,800,000)	USD	2,049,831	5/20/22	55,011	–
Total Foreign Currency Exchange Contracts						$55,895	$(14,480)

The use of foreign currency exchange contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements”.

Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
CDOR – Canadian Dollar Offered Rate
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR01M – Secured Overnight Financing Rate 1 Month
SPDR – Standard & Poor's Depositary Receipt
TBD – To be determined
USD – US Dollar
yr – Year

Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
HKD – Hong Kong Dollar
JPY – Japanese Yen
SEK – Swedish Krona
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Ivy Strategic Income Fund
March 31, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 4.59%
Fannie Mae REMICs
Series 2014-34 MA
3.00% 2/25/44	74,565	$74,254
Freddie Mac REMICs
Series 4348 ME 2.50%
6/15/39	71,128	71,286
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2022-DNA2 M2
144A 3.849% (SOFR +
3.75%) 2/25/42 #, ●	3,000,000	2,933,475
Freddie Mac Structured
Agency Credit Risk
REMIC Trust
Series 2021-DNA5 M2
144A 1.749% (SOFR +
1.65%) 1/25/34 #, ●	3,000,000	2,951,306
Series 2021-HQA1 M2
144A 2.349% (SOFR +
2.25%) 8/25/33 #, ●	3,000,000	2,882,732
Series 2022-DNA1 M2
144A 2.599% (SOFR +
2.50%) 1/25/42 #, ●	3,000,000	2,804,458
GNMA
Series 2015-151 KC
3.50% 4/20/34	31,276	31,385
Total Agency Collateralized Mortgage
Obligations
(cost $12,227,549)		11,748,896

Convertible Bonds – 0.50%
Paratek Pharmaceuticals
4.75% exercise price
$15.90, maturity date
5/1/24	875,000	774,812
Spirit Airlines 1.00%
exercise price $49.07,
maturity date 5/15/26	573,000	516,846
Total Convertible Bonds
(cost $1,311,914)		1,291,658

Corporate Bonds – 57.32%
Banking – 8.75%
Alfa 144A 5.25% 3/25/24 #	1,400,000	1,438,444
Australia & New Zealand
Banking Group 144A
4.50% 3/19/24 #	1,100,000	1,121,899
Banco de Credito del Peru
144A 4.25% 4/1/23 #	550,000	559,069
Banco del Estado de Chile
144A 2.704% 1/9/25 #	1,300,000	1,291,368
Banco Internacional del
Peru 144A 3.25%
10/4/26 #	1,500,000	1,483,905
Banco Santander Mexico
144A 4.125% 11/9/22 #	1,150,000	1,159,142
144A 5.375% 4/17/25 #	600,000	626,820
144A 5.95% 10/1/28 #, µ	350,000	358,642
Bangkok Bank PCL 144A
4.05% 3/19/24 #	600,000	611,784
Bank of America 3.593%
7/21/28 µ	700,000	702,161
Barclays 4.337% 1/10/28	700,000	712,254
BBVA Bancomer
144A 1.875% 9/18/25 #	600,000	572,427
144A 5.875% 9/13/34 #,
µ	600,000	591,906
Corp. Financiera de
Desarrollo 144A 2.40%
9/28/27 #	500,000	460,887
Credit Suisse Group 144A
4.282% 1/9/28 #	700,000	699,997
Crown Castle International
3.70% 6/15/26	800,000	806,154
Goldman Sachs Group
3.814% 4/23/29 µ	700,000	706,077
Grupo Aval
144A 4.375% 2/4/30 #	400,000	347,054
144A 4.75% 9/26/22 #	300,000	302,279
Hana Bank 144A 3.50%
10/19/26 #, µ, ψ	200,000	191,311
ICICI Bank 144A 4.00%
3/18/26 #	1,200,000	1,211,184
Industrial & Commercial
Bank of China 2.957%
11/8/22	750,000	751,627
InRetail Shopping Malls
144A 5.75% 4/3/28 #	600,000	600,711
Itau Unibanco Holding 144A
3.25% 1/24/25 #	470,000	467,344
JPMorgan Chase & Co.
3.54% 5/1/28 µ	600,000	602,339
4.00% 4/1/25 µ, ψ	400,000	378,200
NatWest Group 6.00%
12/19/23	900,000	938,913
Power Finance 3.90%
9/16/29	1,100,000	1,054,679
State Bank of India 144A
4.375% 1/24/24 #	1,500,000	1,525,513

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp 2.215%
1/27/28 µ	130,000	$124,323
		22,398,413
Basic Industry – 0.21%
AngloGold Ashanti Holdings
3.75% 10/1/30	350,000	327,930
6.50% 4/15/40	120,000	132,034
Diamond 144A 4.625%
10/1/29 #	49,000	44,071
Standard Industries 144A
4.75% 1/15/28 #	38,000	36,405
		540,440
Basic Materials – 1.97%
EverArc Escrow 144A 5.00%
10/30/29 #	31,000	28,384
GC Treasury Center 144A
2.98% 3/18/31 #	250,000	229,443
GUSAP III 144A 4.25%
1/21/30 #	900,000	904,509
Industrias Penoles 144A
4.15% 9/12/29 #	700,000	702,541
LG Chem 144A 1.375%
7/7/26 #	500,000	461,843
Nexa Resources 144A
6.50% 1/18/28 #	400,000	425,530
Orbia Advance
144A 1.875% 5/11/26 #	200,000	187,704
144A 4.00% 10/4/27 #	1,200,000	1,202,286
Suzano Austria 2.50%
9/15/28	1,000,000	904,325
		5,046,565
Brokerage – 0.33%
XP 144A 3.25% 7/1/26 #	900,000	853,443
		853,443
Capital Goods – 2.17%
American Builders &
Contractors Supply 144A
4.00% 1/15/28 #	73,000	70,279
American Greetings 144A
8.75% 4/15/25 #	118,000	116,061
Canpack 144A 3.875%
11/15/29 #	170,000	149,018
Cemex 144A 5.20%
9/17/30 #	500,000	498,265
CP Atlas Buyer 144A 7.00%
12/1/28 #	140,000	119,643
DAE Funding 144A 1.55%
8/1/24 #	300,000	283,601
GFL Environmental 144A
5.125% 12/15/26 #	76,000	76,748
Madison IAQ 144A 4.125%
6/30/28 #	42,000	38,762
SAN Miguel Industrias Pet
144A 3.50% 8/2/28 #	450,000	405,859
Standard Industries 144A
4.375% 7/15/30 #	1,392,000	1,276,742
TransDigm
4.625% 1/15/29	191,000	178,821
5.50% 11/15/27	954,000	948,033
Triumph Group 144A
8.875% 6/1/24 #	19,000	20,101
Turkiye Sise ve Cam
Fabrikalari 144A 6.95%
3/14/26 #	200,000	197,600
Wolverine Escrow
144A 8.50% 11/15/24 #, *	807,000	542,038
144A 9.00% 11/15/26 #, *	876,000	588,295
144A 13.125% 11/15/27 #	131,000	53,055
		5,562,921
Communication Services – 0.09%
Rogers Communications
144A 3.80% 3/15/32 #	115,000	114,254
144A 4.55% 3/15/52 #	105,000	104,691
		218,945
Communications – 7.73%
Advantage Sales &
Marketing 144A 6.50%
11/15/28 #	881,000	835,523
Alibaba Group Holding
3.40% 12/6/27	1,000,000	982,396
Altice Financing 144A 5.75%
8/15/29 #	535,000	487,112
Arches Buyer 144A 4.25%
6/1/28 #	621,000	580,064
Axtel 144A 6.375%
11/14/24 #	160,000	163,457
Baidu 3.425% 4/7/30	250,000	240,357
CCO Holdings 144A 4.25%
2/1/31 #	41,000	37,261
Clear Channel Outdoor
Holdings 144A 5.125%
8/15/27 #	754,000	747,214
Colombia
Telecomunicaciones
144A 4.95% 7/17/30 #	200,000	183,914
Consolidated
Communications
144A 5.00% 10/1/28 #	146,000	125,931
144A 6.50% 10/1/28 #	307,000	283,637

Schedules of investments
Delaware Ivy Strategic Income Fund

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
CSC Holdings 144A 5.375%
2/1/28 #		343,000	$333,506
Digicel 144A 6.75% 3/1/23 #		1,095,000	1,021,093
Digicel Group Holdings
144A PIK 7.00%
4/21/22 #, ψ, >>		110,681	88,791
144A PIK 8.00% 4/1/25 #,
>>>		244,887	215,307
PIK 10.00% 4/1/24 >>>>		1,062,259	1,055,530
Digicel International Finance
144A 8.00% 12/31/26 #		210,426	196,014
144A 8.75% 5/25/24 #		1,572,000	1,566,608
144A 8.75% 5/25/24 #		316,497	315,411
144A PIK 13.00%
12/31/25 #, >>>>>		110,528	109,822
Frontier Communications
Holdings
144A 5.00% 5/1/28 #		203,000	195,129
144A 5.875% 10/15/27 #		336,000	334,165
5.875% 11/1/29		338,226	310,113
144A 6.00% 1/15/30 #, *		216,000	200,088
144A 6.75% 5/1/29 #		219,000	210,542
Globo Comunicacao e
Participacoes 144A
4.875% 1/22/30 #		200,000	177,121
Level 3 Financing 144A
3.625% 1/15/29 #		125,000	109,598
Ligado Networks 144A PIK
15.50% 11/1/23 #, >>		1,050,517	799,632
Magallanes 144A 5.141%
3/15/52 #		235,000	240,986
Matterhorn Telecom 3.125%
9/15/26	EUR	69,000	73,980
McGraw-Hill Education 144A
5.75% 8/1/28 #		197,000	188,305
Millicom International
Cellular 144A 4.50%
4/27/31 #		200,000	186,516
Network i2i 144A 5.65%
1/15/25 #, µ, ψ		250,000	248,114
Nielsen Finance
144A 5.625% 10/1/28 #		285,000	287,366
144A 5.875% 10/1/30 #		240,000	240,851
Northwest Fiber
144A 6.00% 2/15/28 #		197,000	173,332
144A 10.75% 6/1/28 #		159,000	165,945
Prosus 144A 3.68%
1/21/30 #		1,110,000	973,759
SK Telecom 144A 3.75%
4/16/23 #		500,000	505,720
Stagwell Global 144A
5.625% 8/15/29 #		339,000	320,253
Summit Digitel Infrastructure
144A 2.875% 8/12/31 #		700,000	604,328
Telesat Canada
144A 5.625% 12/6/26 #		743,000	568,172
144A 6.50% 10/15/27 #		145,000	71,231
Tencent Holdings 144A
2.985% 1/19/23 #		1,000,000	999,885
Videotron 144A 3.625%
6/15/29 #		70,000	65,051
VTR Comunicaciones 144A
4.375% 4/15/29 #		295,000	270,124
Weibo 3.50% 7/5/24		900,000	879,313
Windstream Escrow 144A
7.75% 8/15/28 #		797,000	812,681
			19,781,248
Consumer Cyclical – 7.83%
Alsea 144A 7.75%
12/14/26 #		1,570,000	1,634,849
Aptiv 3.25% 3/1/32		55,000	52,198
Asbury Automotive Group
4.50% 3/1/28		322,550	310,519
144A 4.625% 11/15/29 #		10,000	9,325
4.75% 3/1/30		435,550	411,617
144A 5.00% 2/15/32 #		10,000	9,309
B2W Digital 144A 4.375%
12/20/30 #		200,000	172,546
Carnival
144A 5.75% 3/1/27 #		291,000	277,905
144A 7.625% 3/1/26 #		93,000	93,716
144A 9.875% 8/1/27 #		203,000	224,715
144A 10.50% 2/1/26 #		446,000	496,668
Cars.com 144A 6.375%
11/1/28 #		294,000	292,464
Carvana
144A 4.875% 9/1/29 #		284,000	234,925
144A 5.50% 4/15/27 #		93,000	83,133
DR Horton 2.60% 10/15/25		800,000	777,178
Falabella 144A 3.75%
10/30/27 #		500,000	502,865
Ferrellgas 144A 5.375%
4/1/26 #		187,000	176,880
General Motors Financial
3.10% 1/12/32 *		60,000	54,002
Genm Capital Labuan 144A
3.882% 4/19/31 #		1,400,000	1,221,783
Gohl Capital 4.25% 1/24/27		1,200,000	1,145,759
Guitar Center 144A 8.50%
1/15/26 #		26,000	26,571

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Hawaiian Brand Intellectual
Property 144A 5.75%
1/20/26 #		126,000	$126,238
Hilton Domestic Operating
144A 3.75% 5/1/29 #		79,000	74,309
Hyundai Capital Services
144A 3.75% 3/5/23 #		900,000	910,540
JSM Global 144A 4.75%
10/20/30 #		1,000,000	878,055
Kia 144A 1.75% 10/16/26 #		200,000	186,070
LBM Acquisition 144A 6.25%
1/15/29 #		176,000	165,071
Lithia Motors
144A 3.875% 6/1/29 #		222,000	210,174
144A 4.375% 1/15/31 #		162,000	156,858
144A 4.625% 12/15/27 #		17,000	16,895
LSF9 Atlantis Holdings 144A
7.75% 2/15/26 #		478,000	459,979
Magallanes
144A 3.755% 3/15/27 #		370,000	369,944
144A 4.054% 3/15/29 #		55,000	55,336
144A 4.279% 3/15/32 #		60,000	60,341
MajorDrive Holdings IV
144A 6.375% 6/1/29 #		743,000	659,004
Marriott Ownership Resorts
144A 6.125% 9/15/25 #		153,000	157,015
Michaels
144A 5.25% 5/1/28 #		351,000	322,702
144A 7.875% 5/1/29 #		852,000	730,586
NCL 144A 5.875% 3/15/26 #		92,000	87,522
PetSmart 144A 4.75%
2/15/28 #		418,000	404,511
Premier Entertainment Sub
144A 5.625% 9/1/29 #		545,000	469,507
144A 5.875% 9/1/31 #		424,000	362,764
Real Hero Merger Sub 2
144A 6.25% 2/1/29 #		206,000	188,101
Royal Caribbean Cruises
144A 5.50% 4/1/28 #		360,000	343,679
Sands China 5.125% 8/8/25		600,000	597,750
Schaeffler 2.875% 3/26/27	EUR	800,000	873,838
Staples
144A 7.50% 4/15/26 #		1,435,000	1,395,107
144A 10.75% 4/15/27 #		1,000,000	891,035
Tempur Sealy International
144A 4.00% 4/15/29 #		256,000	233,050
Victoria's Secret & Co. 144A
4.625% 7/15/29 #		518,000	467,171
			20,062,079
Consumer Non-Cyclical – 5.11%
Adani International
Container Terminal 144A
3.00% 2/16/31 #	196,000	175,433
Anheuser-Busch InBev
Worldwide 4.00%
4/13/28	850,000	882,334
Bacardi 144A 4.45%
5/15/25 #	1,100,000	1,126,934
Bayer US Finance II 144A
2.85% 4/15/25 #	1,000,000	972,628
Charles River Laboratories
International 144A 4.25%
5/1/28 #	67,000	65,632
DP World 4.70% 9/30/49	200,000	194,724
DP World Crescent 3.875%
7/18/29	600,000	603,930
Fresenius US Finance II
144A 4.50% 1/15/23 #	1,100,000	1,113,201
Grifols Escrow Issuer 144A
4.75% 10/15/28 #	147,000	138,563
Grupo KUO 144A 5.75%
7/7/27 #	450,000	444,244
Imperial Brands Finance
144A 3.75% 7/21/22 #	1,100,000	1,102,666
JBS Finance Luxembourg
144A 3.625% 1/15/32 #	400,000	366,896
JBS USA LUX 144A 3.00%
2/2/29 #	268,000	248,443
Keurig Dr Pepper 4.597%
5/25/28	775,000	818,803
Kimberly-Clark de Mexico
144A 3.80% 4/8/24 #	1,000,000	1,006,425
Kronos Acquisition Holdings
144A 5.00% 12/31/26 #	306,000	282,912
MARB BondCo 144A 3.95%
1/29/31 #	200,000	177,751
Performance Food Group
144A 4.25% 8/1/29 #	605,000	552,062
Pilgrim's Pride 144A 4.25%
4/15/31 #	433,000	401,447
Post Holdings 144A 4.50%
9/15/31 #	187,000	165,961
Prime Security Services
Borrower 144A 6.25%
1/15/28 #	257,000	251,916
Reynolds American 4.45%
6/12/25	800,000	817,689
Simmons Foods 144A
4.625% 3/1/29 #	187,000	175,556
StoneMor 144A 8.50%
5/15/29 #	576,000	571,378

Schedules of investments
Delaware Ivy Strategic Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Teva Pharmaceutical
Finance Netherlands III
6.75% 3/1/28	400,000	$420,156
		13,077,684
Consumer Staples – 0.03%
Kraft Heinz Foods 3.75%
4/1/30	82,000	82,058
		82,058
Electric – 0.53%
Fells Point Funding Trust
144A 3.046% 1/31/27 #	155,000	148,840
Kallpa Generacion 144A
4.875% 5/24/26 #	1,000,000	1,029,250
Vistra Operations
144A 4.30% 7/15/29 #	52,000	50,256
144A 5.00% 7/31/27 #	132,000	130,085
		1,358,431
Energy – 5.43%
Aker BP 144A 3.75%
1/15/30 #	700,000	685,941
Ascent Resources Utica
Holdings
144A 5.875% 6/30/29 #	96,000	95,042
144A 7.00% 11/1/26 #	236,000	242,417
144A 8.25% 12/31/28 #	25,000	26,289
Bellatrix Exploration
8.50% 9/11/23	228,000	0
12.50% 12/15/23	249,000	0
BP Capital Markets America
2.721% 1/12/32	285,000	268,557
California Resources 144A
7.125% 2/1/26 #	61,000	63,546
Callon Petroleum
6.125% 10/1/24	180,000	179,351
144A 9.00% 4/1/25 #	44,000	46,704
Chesapeake Energy
144A 5.50% 2/1/26 #	197,000	202,024
144A 5.875% 2/1/29 #	145,000	149,924
144A 6.75% 4/15/29 #	397,000	421,062
Civitas Resources 144A
5.00% 10/15/26 #	135,000	133,990
Colgate Energy Partners III
144A 5.875% 7/1/29 #	83,000	85,716
Comstock Resources
144A 5.875% 1/15/30 #	225,000	221,963
144A 6.75% 3/1/29 #	375,000	387,330
Cosan 144A 5.50%
9/20/29 #	700,000	689,265
Crestwood Midstream
Partners
144A 5.625% 5/1/27 #	210,000	208,513
5.75% 4/1/25	111,000	111,667
144A 6.00% 2/1/29 #	49,000	48,918
CrownRock 144A 5.00%
5/1/29 #	109,000	109,232
CVR Energy 144A 5.25%
2/15/25 #	191,000	185,726
DT Midstream
144A 4.125% 6/15/29 #	82,000	78,744
144A 4.375% 6/15/31 #	161,000	154,433
Ecopetrol 6.875% 4/29/30	49,000	51,503
Energy Transfer 6.50%
11/15/26 µ, ψ	267,000	263,075
Genesis Energy
7.75% 2/1/28	345,000	347,346
8.00% 1/15/27	590,000	607,594
Geopark 144A 5.50%
1/17/27 #	600,000	572,544
Greenko Mauritius 144A
6.25% 2/21/23 #	450,000	455,445
Harvest Operations 144A
1.00% 4/26/24 #	250,000	240,193
Hess Midstream Operations
144A 4.25% 2/15/30 #	143,000	135,178
Inversiones Latin America
Power 144A 5.125%
6/15/33 #	396,488	323,867
KCA Deutag UK Finance
144A 9.875% 12/1/25 #	48,000	49,655
9.875% 12/1/25	257,004	265,866
Laredo Petroleum
9.50% 1/15/25	537,000	560,789
10.125% 1/15/28	351,000	377,618
Mesquite Energy 144A
7.25% 2/15/23 #, ‡	122,000	2,135
Moss Creek Resources
Holdings
144A 7.50% 1/15/26 #	601,000	552,337
144A 10.50% 5/15/27 #	33,000	32,386
Murphy Oil 6.375% 7/15/28	92,000	95,838
PBF Holding 144A 9.25%
5/15/25 #, *	843,000	869,436
Petrobras Global Finance
5.60% 1/3/31	500,000	506,925
Petroleos Mexicanos 6.70%
2/16/32	237,000	225,396
Petronas Capital 144A
3.50% 4/21/30 #	350,000	356,869

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Rattler Midstream 144A
5.625% 7/15/25 #	187,000	$190,050
Sinopec Group Overseas
Development 2018 144A
4.125% 9/12/25 #	800,000	824,441
Sunoco 144A 4.50%
4/30/30 #	160,000	147,648
TerraForm Power Operating
144A 5.00% 1/31/28 #	115,000	114,756
TransCanada PipeLines
4.25% 5/15/28	900,000	936,406
		13,901,650
Financial Services – 1.21%
Compass Group Diversified
Holdings 144A 5.25%
4/15/29 #	754,000	709,691
Highlands Holdings Bond
Issuer 144A PIK 7.625%
10/15/25 #, >>	320,897	322,763
LPL Holdings 144A 4.00%
3/15/29 #	102,000	96,938
MoneyGram International
144A 5.375% 8/1/26 #	105,000	109,437
Mozart Debt Merger Sub
144A 3.875% 4/1/29 #	579,000	536,313
144A 5.25% 10/1/29 #	103,000	95,888
Provident Funding
Associates 144A 6.375%
6/15/25 #	733,000	721,606
StoneX Group 144A 8.625%
6/15/25 #	478,000	498,549
		3,091,185
Financials – 2.26%
Aircastle 4.40% 9/25/23	800,000	803,577
Banco BBVA Peru 5.25%
9/22/29 µ	125,000	127,598
Banco General 144A 5.25%
5/7/31 #, µ, ψ	200,000	196,865
Bank of America 4.375%
1/27/27 µ, ψ	115,000	108,364
BBVA Bancomer 5.875%
9/13/34 µ	200,000	197,302
Citadel Finance 144A
3.375% 3/9/26 #	800,000	764,193
Corp Inmobiliaria Vesta
144A 3.625% 5/13/31 #	400,000	363,822
Country Garden Holdings
7.25% 4/8/26	200,000	155,500
Deutsche Bank 3.742%
1/7/33 µ	603,000	533,703
First Abu Dhabi Bank 4.50%
4/5/26 µ, ψ	200,000	199,000
HAT Holdings I 144A
3.375% 6/15/26 #	87,000	82,771
NBK SPC 144A 1.625%
9/15/27 #, µ	1,800,000	1,648,897
NBK Tier 1 144A 3.625%
8/24/26 #, µ, ψ	206,000	192,879
NBK Tier 1 Financing 2
144A 4.50%
8/27/25 #, µ, ψ	300,000	292,938
US Bancorp 2.677%
1/27/33 µ	135,000	128,494
		5,795,903
Healthcare – 1.09%
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	97,000	96,390
144A 6.50% 10/15/28 #	233,000	231,971
Encompass Health 4.625%
4/1/31	155,000	145,352
Endo Luxembourg Finance I
144A 6.125% 4/1/29 #	42,000	38,376
Hadrian Merger Sub 144A
8.50% 5/1/26 #	239,000	240,863
ModivCare Escrow Issuer
144A 5.00% 10/1/29 #	402,000	375,510
P&L Development 144A
7.75% 11/15/25 #	580,000	535,375
Par Pharmaceutical 144A
7.50% 4/1/27 #	342,000	319,708
US Renal Care 144A
10.625% 7/15/27 #	851,000	811,939
		2,795,484
Industrials – 0.22%
BWX Technologies 144A
4.125% 4/15/29 #	59,000	56,910
Garda World Security 144A
4.625% 2/15/27 #	324,000	311,207
HTA Group 144A 7.00%
12/18/25 #	200,000	198,284
		566,401
Information Technology – 0.11%
Autodesk 2.40% 12/15/31	225,000	201,002
CDW 3.276% 12/1/28	95,000	89,659
		290,661
Insurance – 1.84%
AIA Group 144A 3.375%
4/7/30 #	200,000	199,091

Schedules of investments
Delaware Ivy Strategic Income Fund

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Ardonagh Midco 2 144A
PIK 11.50%
1/15/27 #, >>>>>		799,985	$851,984
Brown & Brown 4.95%
3/17/52		155,000	165,964
MetLife 10.75% 8/1/69		530,000	773,238
NFP 144A 6.875% 8/15/28 #		1,687,000	1,613,227
Sagicor Financial 144A
5.30% 5/13/28 #		1,100,000	1,097,773
			4,701,277
Media – 0.63%
Arches Buyer 144A 6.125%
12/1/28 #		463,000	428,912
CCO Holdings 144A 4.50%
8/15/30 #		530,000	498,199
CSC Holdings 144A 5.75%
1/15/30 #		248,000	221,148
Directv Financing 144A
5.875% 8/15/27 #		390,000	384,179
News 144A 3.875%
5/15/29 #		80,000	75,721
			1,608,159
Real Estate – 0.02%
Uniti Group 144A 4.75%
4/15/28 #		60,000	56,750
			56,750
Real Estate Investment Trusts – 0.04%
American Homes 4 Rent
3.625% 4/15/32		105,000	102,393
			102,393
REIT Diversified – 0.25%
Logan Group 5.75%
1/14/25		200,000	48,500
Trust Fibra Uno 144A
4.869% 1/15/30 #		600,000	590,751
			639,251
Services – 0.95%
Adtalem Global Education
144A 5.50% 3/1/28 #		1,253,000	1,214,827
Ahern Rentals 144A 7.375%
5/15/23 #		535,000	498,887
NESCO Holdings II 144A
5.50% 4/15/29 #		612,000	602,049
Sabre GLBL 144A 9.25%
4/15/25 #		102,000	113,251
			2,429,014
Technology – 2.52%
Booz Allen Hamilton 144A
3.875% 9/1/28 #		74,000	71,513
Everi Holdings 144A 5.00%
7/15/29 #		126,000	119,521
HCL America 144A 1.375%
3/10/26 #		750,000	687,631
Iron Mountain 144A 5.25%
7/15/30 #		348,000	341,513
Iron Mountain Information
Management Services
144A 5.00% 7/15/32 #		1,065,000	1,000,030
NCR
144A 5.00% 10/1/28 #		314,000	301,201
144A 5.125% 4/15/29 #		1,118,000	1,076,125
144A 5.25% 10/1/30 #		106,000	100,666
144A 5.75% 9/1/27 #		107,000	107,142
144A 6.125% 9/1/29 #		141,000	141,666
Sabre GLBL 144A 7.375%
9/1/25 #		40,000	41,835
SK Hynix 3.00% 9/17/24		1,150,000	1,142,117
TSMC Global 144A 1.00%
9/28/27 #		1,500,000	1,318,531
			6,449,491
Transportation – 2.31%
Abertis Infraestructuras
Finance 3.248%
11/24/25 µ, Ψ	EUR	800,000	868,300
Aeropuertos Argentina 2000
144A 8.50% 8/1/31 #		258,988	209,392
ATP Tower Holdings 144A
4.05% 4/27/26 #		300,000	285,376
Azul Investments 144A
7.25% 6/15/26 #, *		200,000	168,846
Babcock International Group
1.375% 9/13/27	EUR	1,250,000	1,287,989
BAE Systems Holdings
144A 3.80% 10/7/24 #		500,000	504,472
Empresa de Transporte de
Pasajeros Metro 144A
3.65% 5/7/30 #		600,000	598,179
ENA Master Trust 144A
4.00% 5/19/48 #		200,000	188,293
Grupo Aeromexico 144A
8.50% 3/17/27 #		1,500,000	1,510,557
Lima Metro Line 2 Finance
144A 5.875% 7/5/34 #		98,735	106,085
Rumo Luxembourg 144A
5.25% 1/10/28 #		200,000	199,500
			5,926,989
Utilities – 3.69%
Adani Electricity Mumbai
144A 3.949% 2/12/30 #		620,000	561,988

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Adani Green Energy 144A
4.375% 9/8/24 #	400,000	$390,760
Adani Transmission 4.25%
5/21/36	181,000	166,684
Aegea Finance 144A 5.75%
10/10/24 #	800,000	806,992
Ausgrid Finance 144A
3.85% 5/1/23 #	1,100,000	1,107,674
Colbun 144A 4.50%
7/10/24 #	1,700,000	1,743,851
Comision Federal de
Electricidad
144A 3.348% 2/9/31 #	200,000	175,912
144A 3.875% 7/26/33 #	750,000	659,385
Empresas Publicas de
Medellin 144A 4.25%
7/18/29 #	1,000,000	892,150
Enel Chile 4.875% 6/12/28	840,000	871,500
Grupo Energia Bogota 144A
4.875% 5/15/30 #	200,000	202,098
Minejesa Capital 5.625%
8/10/37	200,000	182,537
NextEra Energy Operating
Partners 144A 4.50%
9/15/27 #	49,000	48,869
Pampa Energia 144A 7.50%
1/24/27 #	800,000	703,200
Perusahaan Listrik Negara
144A 5.45% 5/21/28 #	700,000	751,856
Vistra Operations 144A
4.375% 5/1/29 #	182,000	172,225
		9,437,681
Total Corporate Bonds
(cost $151,027,516)		146,774,516

Municipal Bonds – 1.49%
Commonwealth of Puerto
Rico
Series A 144A
3.707% 6/1/22#	700,000	694,750
Series A 144A
5.00% 6/1/22#	380,000	383,325
Series A 144A
5.25% 6/1/22#	865,000	876,894
Series A 5.25% 6/1/22	330,000	334,538
GDB Debt Recovery
Authority of Puerto Rico
7.50% 8/20/40	1,632,692	1,534,730

Total Municipal Bonds
(cost $3,818,838)		3,824,237

Non-Agency Collateralized Mortgage Obligations – 2.26%
Connecticut Avenue
Securities Trust
Series 2022-R01 1M2
144A 1.999% (SOFR +
1.90%) 12/25/41 #, ●	3,000,000	2,860,996
Series 2022-R02 2M2
144A 3.099% (SOFR +
3.00%) 1/25/42 #, ●	3,000,000	2,928,544

Total Non-Agency Collateralized Mortgage
Obligations
(cost $6,000,000)		5,789,540

Loan Agreements – 13.53%
Advantage Sales &
Marketing Tranche B-
1 5.25% (LIBOR03M +
4.50%) 10/28/27 ●	1,089,769	1,081,868
AHP Health Partners 4.00%
(LIBOR01M + 3.50%)
8/24/28 ●	248,750	247,040
Amneal Pharmaceuticals
3.875% (LIBOR01M +
3.50%) 5/4/25 ●	191,528	189,014
Amynta Agency Borrower
Tranche B 1st Lien
4.957% (LIBOR01M +
4.50%) 2/28/25 ●	891,754	884,694
Ankura Consulting Group
1st Lien 5.25%
(SOFR01M + 4.50%)
3/17/28 ●	243,248	241,272
Apex Group Treasury 1st
Lien 4.503% (LIBOR03M
+ 3.75%) 7/27/28 ●	248,750	247,041
Applied Systems 2nd Lien
6.378% (LIBOR03M +
5.50%) 9/19/25 ●	546,829	545,291
Archroma Finance Tranche
B2 4.509% (LIBOR03M +
4.25%) 8/12/24 ●	338,583	336,890
Aruba Investments Holdings
1st Lien 4.50%
(LIBOR03M + 3.75%)
11/24/27 ●	247,506	244,722
Ascent Resources Utica
Holdings 2nd Lien
10.00% (LIBOR03M +
9.00%) 11/1/25 ●	179,000	192,201
Asurion
3.583% (LIBOR01M +
3.25%) 7/31/27 ●	495,620	486,224
5.707% (LIBOR03M +
5.25%) 1/31/28 ●	250,000	245,521

Schedules of investments
Delaware Ivy Strategic Income Fund

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Atlas CC Acquisition 1st Lien
5.00% (LIBOR03M +
4.25%) 5/25/28 ●	206,188	$205,802
5.00% (LIBOR03M +
4.25%) 5/25/28 ●	41,937	41,858
Berlin Packaging Tranche
B-5 4.25% (LIBOR03M +
3.75%) 3/11/28 ●	248,750	246,822
Bleriot US Bidco Tranche B
5.006% 10/30/26 ●	1,074	1,071
Caesars Resort
Collection Tranche B-1
TBD 7/20/25 X, ●	246,875	245,846
CCRR Parent 1st Lien
4.76% (LIBOR03M +
3.75%) 3/6/28 ●	247,500	248,660
CHG Healthcare Services
4.499% (LIBOR03M +
3.50%) 9/29/28 ●	248,750	246,988
Clear Channel Outdoor
Holdings Inc 3.799%
(LIBOR03M + 3.50%)
8/21/26 ●	1,976	1,946
CNT Holdings I 2nd Lien
7.50% (LIBOR03M +
6.75%) 11/6/28 ●	375,000	375,703
CommerceHub 1st Lien TBD
12/29/27 X, ●	1,002	974
Consolidated
Communications
Tranche B-1 4.25%
(LIBOR01M + 3.50%)
10/2/27 ●	178,501	168,327
Cornerstone OnDemand
4.25% (LIBOR01M +
3.75%) 10/16/28 ●	250,000	247,812
CP Atlas Buyer Tranche B
4.25% (LIBOR01M +
3.75%) 11/23/27 ●	796,065	775,666
CPC Acquisition 1st Lien
4.756% (LIBOR03M +
3.75%) 12/29/27 ●	131,670	129,037
CPC Acquisition 2nd Lien
8.756% (LIBOR03M +
7.75%) 12/29/28 ●	85,000	82,237
Delta Topco 1st Lien 4.50%
(LIBOR03M + 3.75%)
12/1/27 ●	248,125	244,536
Directv Financing 5.75%
(LIBOR01M + 5.00%)
8/2/27 ●	561,540	561,598
Dispatch
Acquisition Holdings
5.256% (LIBOR03M +
4.25%) 3/27/28 ●	248,125	243,162
Edelman Financial Engines
Center 2nd Lien 7.207%
(LIBOR01M + 6.75%)
7/20/26 ●	1,017,000	1,005,559
EG America 5.246%
(LIBOR03M + 4.25%)
3/31/26 ●	248,345	245,365
Electron Bidco 3.75%
(LIBOR01M + 3.25%)
11/1/28 ●	250,000	247,687
Empire Today 5.75%
(LIBOR03M + 5.00%)
4/3/28 ●	335,895	320,500
Endo Luxembourg Finance I
5.75% (LIBOR01M +
5.00%) 3/27/28 ●	247,500	232,186
Engineered Machinery
Holdings 1st Lien 4.756%
(LIBOR03M + 3.75%)
5/19/28 ●	249,375	246,480
Ensemble RCM 4.049%
(LIBOR03M + 3.75%)
8/3/26 ●	246,835	246,218
EPIC Crude Services LP
5.508% (LIBOR03M +
5.00%) 3/2/26 ●	527,644	454,873
First Student Bidco Tranche
B 3.983% (LIBOR03M +
3.00%) 7/21/28 ●	182,142	180,932
First Student Bidco Tranche
C 3.983% (LIBOR03M +
3.00%) 7/21/28 ●	67,402	66,954
Foresight Energy Tranche A
TBD 6/29/27 X, ●	291,541	292,999
Form Technologies Tranche
B 5.50% (LIBOR03M +
4.50%) 7/22/25 ●	1,884,392	1,877,326
Frontier Communications
Tranche B 4.813%
(LIBOR03M + 3.75%)
5/1/28 ●	247,500	243,911
Gainwell Acquisition
Tranche B 4.878%
(LIBOR03M + 4.00%)
10/1/27 ●	1,423,587	1,418,249
Garda World Security
Tranche B-2 4.71%
(LIBOR01M + 4.25%)
10/30/26 ●	164,031	162,801

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Geon Performance
Solutions 5.50%
(LIBOR01M + 4.75%)
8/18/28 ●	248,750	$248,439
Gulf Finance 7.75%
(LIBOR01M + 6.75%)
8/25/26 ●	848,807	780,266
Hertz Tranche B 3.75%
(LIBOR01M + 3.25%)
6/30/28 ●	208,778	207,630
Hertz Tranche C 3.75%
(LIBOR01M + 3.25%)
6/30/28 ●	39,644	39,426
Intelsat Jackson Holdings
TBD 7/13/22 X, ●	13,887	13,681
Intelsat Jackson Holdings
Tranche B-4 9.00%
(Prime + 4.50%) 1/2/24 ●	143	141
Intelsat Jackson Holdings
Tranche B-5 8.625%
(LIBOR05M + 8.63%)
1/2/24 ●	174	172
Ivanti Software 4.75%
(LIBOR03M + 4.00%)
12/1/27 ●	96,826	95,404
Jo-Ann Stores Tranche B-
1 5.50% (LIBOR03M +
4.75%) 7/7/28 ●	341,422	300,451
Jones DesLauriers
Insurance Management
1st Lien TBD 3/27/28 X, ●	787,288	617,160
Jones DesLauriers
Insurance Management
2nd Lien TBD
3/26/29 X, ●	399,788	312,797
3/26/29 X, ●	40,212	31,462
Jones DesLauriers
Insurance Management
TBD 3/27/28 X, ●	179,317	140,567
LBM Acquisition TBD
12/17/27 X, ●	166,249	162,301
12/17/27 X, ●	83,333	81,354
Lealand Finance Company
3.104% (LIBOR01M +
3.00%) 6/28/24 ●	17,660	11,038
LSF11 A5 HoldCo 4.00%
(LIBOR01M + 3.50%)
10/15/28 ●	250,000	246,667
Lumen Technologies
2.457% 1/31/25 ●	828,344	820,060
Madison Iaq 4.524%
(LIBOR03M + 3.25%)
6/21/28 ●	248,125	244,946
MajorDrive Holdings IV
4.563% (LIBOR03M +
4.00%) 6/1/28 ●	1,905	1,880
Mar Bidco Tranche B
5.256% (LIBOR03M +
4.25%) 7/7/28 ●	240,467	237,762
Mattress Firm Tranche B
5.64% (LIBOR03M +
4.25%) 9/25/28 ●	248,750	244,086
Mavis Tire Express Services
Topco 1st Lien 4.75%
(LIBOR01M + 4.00%)
5/4/28 ●	248,125	246,884
Medline Borrower 3.75%
(LIBOR03M + 4.00%)
10/23/28 ●	250,000	247,655
Michaels Tranche B 5.256%
(LIBOR03M + 4.25%)
4/15/28 ●	421,323	394,991
Mileage Plus Holdings
6.25% (LIBOR03M +
5.25%) 6/21/27 ●	176,816	184,220
MLN US HoldCo Tranche B
1st Lien 4.742%
(LIBOR01M + 4.50%)
11/30/25 ●	1,504,128	1,452,189
MLN US HoldCo Tranche B
2nd Lien 8.992%
(LIBOR01M + 8.75%)
11/30/26 ●	534,000	491,002
MPH Acquisition Holdings
4.758% (LIBOR03M +
4.25%) 9/1/28 ●	175,188	170,644
Olympus Water US Holding
TBD 11/9/28 X, ●	250,000	244,152
Orion Advisor Solutions
4.50% (LIBOR03M +
3.75%) 9/24/27 ●	623	619
Pathway Vet Alliance
4.207% (LIBOR01M +
3.75%) 3/31/27 ●	248,741	246,720
Penn National Gaming
Tranche A 2.00%
(LIBOR01M + 1.25%)
10/19/23 ●	75,679	74,969
Peraton Tranche B 1st Lien
4.50% (LIBOR01M +
3.75%) 2/1/28 ●	252,961	251,245
PetsMart 4.50% (LIBOR03M
+ 3.75%) 2/11/28 ●	1,321,360	1,317,396
Phoenix Newco 1st Lien
4.00% (LIBOR01M +
3.50%) 11/15/28 ●	250,000	248,418

Schedules of investments
Delaware Ivy Strategic Income Fund

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Polaris Newco 1st Lien
4.50% (LIBOR01M +
4.00%) 6/2/28 ●	248,750	$247,289
Restoration Hardware
3.00% (LIBOR01M +
2.50%) 10/20/28 ●	248,750	244,863
Riverbed Technology 2nd
Lien TBD 12/31/26 X, ●	2,322,659	290,797
Sovos Compliance 1st Lien
5.00% (LIBOR01M +
4.50%) 8/11/28 ●	212,652	212,652
Sovos Compliance 1st Lien
TBD (LIBOR01M +
4.50%) 8/11/28 X, ●	36,815	36,815
SRS Distribution 4.269%
(LIBOR03M + 3.50%)
6/2/28 ●	248,750	245,392
Sunshine Luxembourg VII
Tranche B3 4.756%
(LIBOR03M + 3.75%)
10/1/26 ●	247,500	246,185
Surgery Center Holdings
4.50% (LIBOR01M +
3.75%) 8/31/26 ●	170	169
Swf Holdings I 4.75%
(LIBOR01M + 4.00%)
10/6/28 ●	194,000	188,422
Tory Burch 3.50%
(LIBOR01M + 3.00%)
4/16/28 ●	248,125	242,025
Trident TPI Holdings 1st
Lien Tranche B-3
4.50% (LIBOR01M +
4.00%) 9/15/28 ●	217,849	215,580
4.50% (LIBOR01M +
4.00%) 9/15/28 ●	26,356	26,082
TruGreen 4.75%
(LIBOR01M + 4.00%)
11/2/27 ●	246,875	245,949
U.S. Renal Care Tranche B
1st Lien 5.25%
(LIBOR01M + 5.00%)
6/26/26 ●	1,313,881	1,213,205
United Airlines Tranche B
4.50% (LIBOR03M +
3.75%) 4/21/28 ●	247,500	245,025
United PF Holdings 5.006%
(LIBOR03M + 4.00%)
12/30/26 ●	703,789	679,156
United PF Holdings 1st Lien
9.506% (LIBOR03M +
8.50%) 12/30/26 ●	171,390	170,962
Verscend Holding Tranche B
4.457% (LIBOR01M +
4.00%) 8/27/25 ●	248,125	247,815
Waterbridge Midstream
Operating TBD
(LIBOR03M + 5.75%)
6/22/26 X, ●	343,571	332,098
West Corporation Tranche B
5.00% (LIBOR03M +
4.00%) 10/10/24 ●	2,354,466	2,159,382
Windstream Services 7.25%
(LIBOR01M + 6.25%)
9/21/27 ●	242,298	241,187
Women's Care Holdings
5.25% (LIBOR03M +
4.50%) 1/15/28 ●	248,125	245,230
WR Grace Holdings TBD
9/22/28 X, ●	625	621

Total Loan Agreements
(cost $36,387,876)		34,637,558

Sovereign Bonds – 5.44%Δ
Argentina – 0.16%
Argentine Republic Government
International Bonds
1.00% 7/9/29	57,294	19,713
Argentine Republic
Government International
Bonds 0.50% 7/9/30 ~	1,149,000	387,799
		407,512
Brazil – 0.11%
Brazilian Government
International Bond 3.75%
9/12/31 *	300,000	271,200
		271,200
Chile – 0.36%
Chile Government
International Bond 2.55%
7/27/33	1,000,000	912,860
		912,860
Colombia – 0.22%
Colombia Government
International Bonds
3.125% 4/15/31	200,000	169,600
4.50% 3/15/29	400,000	387,800
		557,400
Costa Rica – 0.08%
Costa Rica Government
International Bond 144A
4.25% 1/26/23 #	200,000	202,360
		202,360

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Dominican Republic – 0.07%
Dominican Republic
International Bond 144A
4.875% 9/23/32 #		200,000	$181,502
			181,502
Indonesia – 1.32%
Indonesia Government
International Bonds
2.95% 1/11/23		2,400,000	2,422,500
3.85% 10/15/30		900,000	950,625
			3,373,125
Israel – 0.27%
Israel Government
International Bond 2.75%
7/3/30		700,000	694,086
			694,086
Mexico – 0.49%
Mexico Government
International Bonds
3.25% 4/16/30		654,000	631,156
3.50% 2/12/34		670,000	624,433
			1,255,589
Morocco – 0.18%
Morocco Government
International Bond 144A
2.375% 12/15/27 #		500,000	457,490
			457,490
Panama – 0.35%
Panama Notas del Tesoro
3.75% 4/17/26		900,000	905,400
			905,400
Peru – 0.77%
Corp Financiera 5.25% 7/15/
29 µ		200,000	197,384
Peruvian Government
International Bonds
2.392% 1/23/26		1,000,000	972,190
2.783% 1/23/31		850,000	802,400
			1,971,974
Saudi Arabia – 0.39%
Saudi Government
International Bond 144A
2.875% 3/4/23 #		1,000,000	1,008,020
			1,008,020
Serbia – 0.13%
Serbia International Bond 144A
2.125% 12/1/30 #		400,000	335,820
			335,820
Spain – 0.30%
Spain Government Bond
0.00% 1/31/27	EUR	720,000	764,986
			764,986
Uruguay – 0.24%
Uruguay Government
International Bond 4.50%
8/14/24		600,000	618,756
			618,756
Total Sovereign Bonds
(cost $14,602,383)			13,918,080

Supranational Banks – 1.53%
Africa Finance
144A 2.875% 4/28/28 #		200,000	185,064
144A 4.375% 4/17/26 #		900,000	901,026
Arab Petroleum Investments
144A 1.483% 10/6/26 #		250,000	235,033
Banco Latinoamericano de
Comercio Exterior
144A 2.375% 9/14/25 #		800,000	771,836
Corp Andina de Fomento
2.375% 5/12/23		320,000	320,321
4.375% 6/15/22		1,500,000	1,505,916
Total Supranational Banks
(cost $3,964,447)			3,919,196

US Treasury Obligations – 8.49%
US Treasury Notes
1.875% 2/28/27		260,000	253,074
1.875% 2/28/29		3,085,000	2,978,712
1.875% 2/15/32		18,165,000	17,446,916
2.50% 3/31/27		1,055,000	1,057,390
Total US Treasury Obligations
(cost $22,310,613)			21,736,092

		Number of
		shares
Common Stocks – 0.68%
Consumer Cyclical – 0.31%
New Cotai <<, †		414,307	381,825
Studio City International
ADR †		19,076	111,337
Studio City International
Holdings
ADR *, †		46,303	270,247
True Religion Apparel †		2	43,861
			807,270

Schedules of investments
Delaware Ivy Strategic Income Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
Energy – 0.37%
Foresight Energy †	42,271	$920,653
Westmoreland Coal †	7,276	18,372
		939,025
Total Common Stocks
(cost $5,436,988)		1,746,295

Convertible Preferred Stock – 0.61%
Targa Resources 9.50%
exercise price $20.77,
maturity date 5/5/22	1,450	1,565,317
Total Convertible Preferred Stock
(cost $1,624,000)		1,565,317

Preferred Stock – 0.00%
True Religion Apparel
0.000% ω	2	11,435
Total Preferred Stock
(cost $37,635)		11,435

	Principal
	amount°
Investment Company – 0.16%
KCA Deutag International
	5,140	408,630
Total Investment Company
(cost $210,740)		408,630

	Number of
	shares
Warrant – 0.01%
California Resources †	1,368	19,685
Total Warrant
(cost $119,109)		19,685

	Number of
	contracts
Options Purchased – 0.03%
Foreign Currency Put Options – 0.03%
AUD vs JPY, strike price
$78.00, expiration date
8/23/22, notional amount
$606,840,000 (JPMCB)	7,780,000	24,428
GBP vs JPY, strike price
$148.00, expiration date
8/23/22, notional amount
$691,160,000 (JPMCB)	4,670,000	44,453
Total Options Purchased
(cost $152,712)		68,881
Total Value of Securities Before
Securities Lending Collateral and Options
Written–96.64%
(cost $259,232,320)		247,460,016■

	Number of
	shares
Securities Lending Collateral** – 1.72%
Money Market Mutual Fund – 1.72%
Dreyfus Institutional
Preference Government
Money Market Fund -
Institutional Shares
(seven-day effective yield
0.30%)	4,415,826	4,415,826
Total Securities Lending Collateral
(cost $4,415,826)		4,415,826

	Number of
	contracts
Options Written – (0.01%)
Foreign Currency Put Options – (0.01%)
AUD vs JPY, strike price
$72.00, expiration date
8/23/22, notional amount
$(560,160,000) (JPMCB)	(7,780,000)	(10,817)
GBP vs JPY, strike price
$140.00, expiration date
8/23/22, notional amount
$(653,800,000) (JPMCB)	(4,670,000)	(18,723)
Total Options Written
(premium received $56,291)		$(29,540)

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
ω	Perpetual security with no stated maturity date.
†	Non-income producing security.
<<	Affiliated company. See Note 2 in "Notes to financial statements."

~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at March 31, 2022.
Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 17 in “Security type / country and sector allocations.”
X	This loan will settle after March 31, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
‡	Non-income producing security. Security is currently in default.
■	Includes $24,141,588 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $20,384,316.
>>>>>	PIK. 46.15% of the income received was in cash and 53.85% was in principal.
>>>	PIK. 62.50% of the income received was in cash and 37.50% was in principal.
>>	PIK. 100% of the income received was in the form of principal.
*	Fully or partially on loan.
ψ	Perpetual security. Maturity date represents next call date.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $136,420,329, which represents 53.28% of the Fund's net assets. See Note 10 in “Notes to financial statements.”
>>>>	PIK. 80% of the income received was in cash and 20% was in principal.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at March 31, 2022:

				Unrealized
	Principal			Appreciation
Borrower	Amount	Commitment	Value	(Depreciation)
Intelsat Jackson Holdings TBD	$69,434	$69,434	$68,407	$(1,027)
Trident TPI Holdings 1st Lien Tranche B-3	4,649	4,649	4,600	(49)
Total	$74,083	$74,083	$73,007	$(1,076)

Schedules of investments
Delaware Ivy Strategic Income Fund

The following foreign currency exchange contracts and future contracts were outstanding at March 31, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
CITI	EUR	(5,350,000)	USD	6,066,103	5/20/22	$137,054	$—
JPMCB	CAD	(1,445,000)	USD	1,135,029	5/20/22	—	(20,658)
JPMCB	EUR	(1,200,000)	USD	1,332,204	4/4/22	4,560	—
JPMCB	EUR	200,000	USD	(222,382)	5/20/22	—	(736)
Total Foreign Currency Exchange Contracts						$141,614	$(21,394)

Futures Contracts
Exchange-Traded

						Variation
						Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Depreciation	Brokers
134	US Treasury 5 yr Notes	$15,368,125	$15,736,829	6/30/22	$(368,704)	$18,843
	US Treasury 10 yr Ultra
3	Notes	406,406	418,692	6/21/22	(12,286)	1,219
Total Futures Contracts			$16,155,521		$(380,990)	$20,062

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
CITI – Citigroup
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
TBD – To be determined
USD – US Dollar
yr – Year

Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Ivy Total Return Bond Fund

March 31, 2022 (Unaudited)

		Principal
		amount°	Value (US $)
Corporate Bonds – 47.94%
Banking – 14.55%
ABN AMRO Bank
2.875% 1/18/28 µ	EUR	1,300,000	$1,461,920
4.375% 9/22/25 µ, Ψ	EUR	500,000	556,162
Banco Bradesco 144A
4.375% 3/18/27 #		200,000	200,503
Banco Santander 6.75%
4/25/22 µ, Ψ	EUR	200,000	222,347
Bank of America
2.551% 2/4/28 µ		325,000	310,852
2.972% 2/4/33 µ		240,000	225,136
4.375% 1/27/27 µ, Ψ		230,000	216,729
Barclays 2.00% 2/7/28 µ	EUR	1,400,000	1,558,086
BNP Paribas 2.625%
10/14/27 µ	EUR	2,200,000	2,459,842
BPCE 2.75% 11/30/27 µ	EUR	500,000	561,353
Citigroup
3.057% 1/25/33 µ		315,000	294,650
3.07% 2/24/28 µ		300,000	292,520
Credit Suisse Group
3.25% 4/2/26 µ	EUR	400,000	456,513
DBS Group Holdings
1.50% 4/11/28 µ	EUR	200,000	222,898
Deutsche Bank 5.625%
5/19/31 µ	EUR	400,000	477,654
Dresdner Funding Trust I
8.151% 6/30/31		430,000	541,833
Goldman Sachs Group
1.542% 9/10/27 µ		180,000	164,758
3.102% 2/24/33 µ		125,000	117,956
3.615% 3/15/28 µ		430,000	429,934
HSBC Holdings 5.875%
9/28/26 µ, Ψ	GBP	300,000	396,529
ING Groep
2.125% 5/26/31 µ	EUR	500,000	552,334
3.00% 4/11/28 µ	EUR	2,200,000	2,488,823
JPMorgan Chase & Co.
2.963% 1/25/33 µ		435,000	410,549
Lloyds Banking Group
4.947% 6/27/25 µ, Ψ	EUR	400,000	457,932
Morgan Stanley 2.475%
1/21/28 µ		240,000	229,155
NatWest Group 5.125%
5/12/27 µ, Ψ	GBP	200,000	259,810
Nordea Bank 3.50%
3/12/25 µ, Ψ	EUR	670,000	737,181
State Street 2.203%
2/7/28 µ		435,000	417,332
UniCredit 4.875%
2/20/29 µ	EUR	300,000	344,536
US Bancorp
2.215% 1/27/28 µ		260,000	248,645
2.677% 1/27/33 µ		275,000	261,746
Wells Fargo & Co.
3.526% 3/24/28 µ		185,000	184,776
			17,760,994
Basic Industry – 2.16%
Chemours 4.00%
5/15/26	EUR	200,000	213,588
Corp Nacional del Cobre
de Chile 144A 3.15%
1/14/30 #		400,000	385,435
ELM for Firmenich
International 3.75%
9/3/25 µ, Ψ	EUR	500,000	560,249
ICL Group 144A 6.375%
5/31/38 #		333,000	366,300
Indonesia Asahan
Aluminium Persero
6.757% 11/15/48		245,000	274,587
International Flavors &
Fragrances 5.00%
9/26/48		171,000	188,283
Nucor 3.125% 4/1/32		290,000	280,657
Westlake 1.625%
7/17/29	EUR	344,000	368,161
			2,637,260
Capital Goods – 0.88%
Holcim Finance
Luxembourg 0.50%
4/23/31	EUR	600,000	575,029
Leonardo 2.375% 1/8/26	EUR	450,000	503,747
			1,078,776
Communications – 3.53%
Altice France 5.875%
2/1/27	EUR	363,000	411,817
AT&T 4.25% 6/1/43	GBP	176,000	253,693
British
Telecommunications
3.25% 11/8/29		870,000	825,473
Charter Communications
Operating 5.75%
4/1/48		400,000	426,477
CK Hutchison Group
Telecom Finance
1.50% 10/17/31	EUR	200,000	202,002
CT Trust 144A 5.125%
2/3/32 #		200,000	200,088

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Discovery
Communications
4.00% 9/15/55		130,000	$112,640
5.30% 5/15/49		184,000	193,188
Fox 5.576% 1/25/49		372,000	433,748
Rogers Communications
144A 3.80% 3/15/32 #		215,000	213,604
Telefonica Emisiones
5.213% 3/8/47		400,000	430,299
7.045% 6/20/36		145,000	181,959
Vodafone Group 2.625%
8/27/80 µ	EUR	390,000	419,996
			4,304,984
Consumer Cyclical – 5.13%
Aptiv 3.25% 3/1/32		100,000	94,906
B2W Digital 144A 4.375%
12/20/30 #		200,000	172,546
BorgWarner 1.00%
5/19/31	EUR	600,000	583,151
Faurecia 3.75% 6/15/28	EUR	400,000	417,010
Ford Motor Credit
2.30% 2/10/25		200,000	190,067
2.90% 2/10/29		200,000	178,424
General Motors 6.80%
10/1/27		600,000	678,103
General Motors Financial
3.10% 1/12/32		110,000	99,004
IHO Verwaltungs PIK
3.875% 5/15/27 >	EUR	300,000	320,929
Magallanes
144A 3.755%
3/15/27 #		650,000	649,901
144A 4.054%
3/15/29 #		110,000	110,673
144A 4.279%
3/15/32 #		115,000	115,654
PVH 3.125% 12/15/27	EUR	340,000	387,159
RCI Banque 2.625%
2/18/30 µ	EUR	600,000	626,312
Starbucks 4.45% 8/15/49		123,000	131,875
Volkswagen International
Finance 3.50%
6/17/25 µ, Ψ	EUR	1,000,000	1,115,998
ZF Europe Finance
3.00% 10/23/29	EUR	400,000	397,115
			6,268,827
Consumer Non-Cyclical – 1.86%
American Medical
Systems Europe
1.375% 3/8/28	EUR	100,000	108,389
1.625% 3/8/31	EUR	100,000	107,864
Anheuser-Busch InBev
Worldwide 5.80%
1/23/59		365,000	462,693
Central American Bottling
144A 5.25% 4/27/29 #		200,000	199,286
CVS Health 5.05%
3/25/48		244,000	277,053
HCA
144A 3.125%
3/15/27 #		165,000	161,480
5.25% 6/15/49		320,000	351,834
Mars 144A 4.20%
4/1/59 #		100,000	107,590
Picard Groupe 144A
3.875% 7/1/26 #	EUR	278,000	299,506
Thermo Fisher Scientific
2.875% 7/24/37	EUR	158,000	189,417
			2,265,112
Energy – 3.63%
BP Capital Markets
1.231% 5/8/31	EUR	750,000	785,544
BP Capital Markets
America 2.721%
1/12/32		550,000	518,268
Energo-Pro 144A 8.50%
2/4/27 #		200,000	190,000
Galaxy Pipeline Assets
Bidco 2.16% 3/31/34		200,000	184,658
Investment Energy
Resources 144A
6.25% 4/26/29 #		200,000	202,290
Petroleos Mexicanos
7.69% 1/23/50		350,000	306,320
Raizen Fuels Finance
144A 5.30% 1/20/27 #		389,000	403,444
Repsol International
Finance 4.247%
9/11/28 µ, Ψ	EUR	200,000	222,765
TotalEnergies 2.708%
5/5/23 µ, Ψ	EUR	700,000	784,916
Transcanada Trust 5.30%
3/15/77 µ		844,000	835,560
			4,433,765
Finance Companies – 0.35%
Air Lease 2.875%
1/15/32		480,000	430,342
			430,342

Schedules of investments
Delaware Ivy Total Return Bond Fund

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Financials – 1.07%
Aroundtown
1.45% 7/9/28	EUR	400,000	$413,611
1.625% 1/31/28	EUR	200,000	211,943
MAF Global Securities
5.50% 9/7/22 µ, Ψ		400,000	398,002
Vonovia Finance 1.125%
9/14/34	EUR	300,000	281,698
			1,305,254
Information Technology – 0.28%
Autodesk 2.40%
12/15/31		190,000	169,735
CDW 3.276% 12/1/28		180,000	169,879
			339,614
Insurance – 2.85%
Allianz 2.625%
10/30/30 µ, Ψ	EUR	400,000	403,671
Aviva 4.375% 9/12/49 µ	GBP	280,000	381,958
AXA 5.125% 7/4/43 µ	EUR	500,000	583,277
Chubb INA Holdings
2.50% 3/15/38	EUR	243,000	276,822
Muenchener
Rueckversicherungs-
Gesellschaft 1.25%
5/26/41 µ	EUR	1,000,000	989,717
Sagicor Financial 144A
5.30% 5/13/28 #		200,000	199,595
UnitedHealth Group
3.70% 8/15/49		119,000	121,294
Zurich Finance Ireland
Designated Activity
1.875% 9/17/50 µ	EUR	500,000	522,178
			3,478,512
Real Estate Investment Trusts – 1.23%
Digital Stout Holding
3.75% 10/17/30	GBP	300,000	409,332
Prologis Euro Finance
0.625% 9/10/31	EUR	340,000	333,609
Unibail-Rodamco-
Westfield 2.125%
7/25/23 µ, Ψ	EUR	700,000	761,710
			1,504,651
Technology – 1.66%
Apple 1.125% 5/11/25		824,000	787,388
Hewlett Packard
Enterprise
4.90% 10/15/25		359,000	376,204
6.35% 10/15/45		500,000	590,828
Workday
3.50% 4/1/27		65,000	65,027
3.70% 4/1/29		105,000	105,329
3.80% 4/1/32		105,000	104,930
			2,029,706
Transportation – 3.15%
Abertis Infraestructuras
Finance 3.248%
11/24/25 µ, Ψ	EUR	500,000	542,688
Autostrade per l'Italia
2.00% 12/4/28	EUR	450,000	486,075
Babcock International
Group 1.375%
9/13/27	EUR	300,000	309,117
CSX 4.75% 11/15/48		390,000	448,566
Gatwick Airport Finance
4.375% 4/7/26	GBP	350,000	427,625
International
Consolidated Airlines
Group 3.75% 3/25/29	EUR	500,000	499,446
Mileage Plus Holdings
144A 6.50% 6/20/27 #		280,000	292,250
Verallia 1.875% 11/10/31	EUR	300,000	293,302
Wizz Air Finance 1.35%
1/19/24	EUR	500,000	544,394
			3,843,463
Utilities – 5.61%
DPL 4.35% 4/15/29		240,000	235,421
Duke Energy 2.55%
6/15/31		61,000	55,867
E.ON 1.00% 10/7/25	EUR	400,000	441,105
Electricite de France
3.375% 6/15/30 µ, Ψ	EUR	600,000	598,870
EnBW Energie Baden-
Wuerttemberg 1.625%
8/5/79 µ	EUR	1,400,000	1,387,058
Enel 1.875% 6/8/30 µ, Ψ	EUR	600,000	567,220
Engie 1.50%
5/30/28 µ, Ψ	EUR	500,000	495,420
Eversource Energy
2.90% 3/1/27		315,000	309,195
Fells Point Funding Trust
144A 3.046%
1/31/27 #		305,000	292,879
Greenko Power II 144A
4.30% 12/13/28 #		200,000	187,550

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Iberdrola International
1.874% 1/28/26 µ, Ψ	EUR	600,000	$642,976
Sociedad de Transmision
Austral 144A 4.00%
1/27/32 #		200,000	194,306
Southern 1.875%
9/15/81 µ	EUR	500,000	493,633
Veolia Environnement
2.50% 1/20/29 µ, Ψ	EUR	300,000	306,777
Vistra Operations
144A 5.00% 7/31/27 #		580,000	571,587
144A 5.625%
2/15/27 #		68,000	68,020
			6,847,884

Total Corporate Bonds
(cost $62,085,293)			58,529,144

Sovereign Bonds – 30.30%Δ
Albania – 0.16%
Albania Government
International Bond
144A 3.50% 11/23/
31 #	EUR	200,000	192,853
			192,853
Belgium – 0.79%
Kingdom of Belgium
Government Bond
144A 1.70% 6/22/50 #	EUR	830,000	964,535
			964,535
Canada – 6.03%
Canadian Government
Bonds
1.00% 6/1/27	CAD	6,350,000	4,743,846
2.25% 12/1/29	CAD	3,300,000	2,622,974
			7,366,820
Colombia – 0.77%
Colombia Government
International Bonds
4.50% 1/28/26		400,000	400,082
6.125% 1/18/41		553,000	538,210
			938,292
Czech Republic – 0.05%
Czech Republic
Government Bond
2.40% 9/17/25	CZK	1,540,000	65,361
			65,361
Dominican Republic – 0.47%
Dominican Republic
International Bonds
144A 4.50% 1/30/30 #		400,000	368,004
6.50% 2/15/48		210,000	200,027
			568,031
Germany – 2.20%
Bundesrepublik
Deutschland
Bundesanleihe
%8/15/31 ^	EUR	1,539,000	1,623,582
0.258% 8/15/50 ^	EUR	1,150,000	1,065,542
			2,689,124
Ghana – 0.15%
Ghana Government
International Bond
7.875% 2/11/35		260,000	182,101
			182,101
Honduras – 0.15%
Honduras Government
International Bond
144A 5.625% 6/24/
30 #		200,000	182,000
			182,000
Hungary – 0.10%
Hungary Government
Bond 5.50% 6/24/25	HUF	42,850,000	125,657
			125,657
Indonesia – 1.96%
Indonesia Government
International Bonds
1.30% 3/23/34	EUR	460,000	445,232
1.40% 10/30/31	EUR	219,000	221,190
1.45% 9/18/26	EUR	687,000	747,188
3.85% 10/15/30		416,000	439,400
Indonesia Treasury Bond
8.375% 4/15/39	IDR	7,041,000,000	542,195
			2,395,205
Italy – 4.09%
Italy Buoni Poliennali Del
Tesoro
0.35% 2/1/25	EUR	2,000,000	2,189,034
144A 0.60% 8/1/31 #	EUR	2,200,000	2,155,003
144A 1.70% 9/1/51 #	EUR	692,000	653,487
			4,997,524
Ivory Coast – 0.61%
Ivory Coast Government
International Bonds
4.875% 1/30/32	EUR	390,000	381,153

Schedules of investments
Delaware Ivy Total Return Bond Fund

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Ivory Coast (continued)
Ivory Coast Government
International Bonds
5.875% 10/17/31	EUR	350,000	$359,552
			740,705
Kazakhstan – 0.16%
Kazakhstan Government
International Bond
4.875% 10/14/44		200,000	197,876
			197,876
Mexico – 0.33%
Mexico Government
International Bond
2.875% 4/8/39	EUR	400,000	398,015
			398,015
Morocco – 0.39%
Morocco Government
International Bond
4.00% 12/15/50		590,000	474,596
			474,596
Netherlands – 0.97%
Netherlands Government
Bond 144A 0.50%
7/15/32 #	EUR	1,100,000	1,181,799
			1,181,799
Nigeria – 0.48%
Nigeria Government
International Bonds
7.375% 9/28/33		200,000	182,300
7.625% 11/28/47		479,000	399,979
			582,279
Norway – 2.76%
Norway Government
Bond 144A 1.375%
8/19/30 #	NOK	32,550,000	3,371,156
			3,371,156
Pakistan – 0.11%
Pakistan Water & Power
Development Authority
7.50% 6/4/31		200,000	130,800
			130,800
Paraguay – 0.34%
Paraguay Government
International Bond
144A 4.95% 4/28/31 #		400,000	419,504
			419,504
Peru – 1.28%
Peru Government Bond
6.15% 8/12/32	PEN	2,573,000	674,875
Peruvian Government
International Bonds
2.392% 1/23/26		919,000	893,443
			1,568,318
Philippines – 0.27%
Philippine Government
International Bond
0.25% 4/28/25	EUR	304,000	324,037
			324,037
Poland – 0.05%
Republic of Poland
Government Bond
2.50% 4/25/24	PLN	283,000	63,589
			63,589
Romania – 0.47%
Romanian Government
International Bonds
2.00% 4/14/33	EUR	300,000	267,696
3.375% 1/28/50	EUR	350,000	311,364
			579,060
Saudi Arabia – 0.62%
Saudi Government
International Bond
2.25% 2/2/33		815,000	751,634
			751,634
Senegal – 0.16%
Senegal Government
International Bond
6.25% 5/23/33		200,000	189,290
			189,290
Serbia – 0.58%
Serbia International
Bonds
1.00% 9/23/28	EUR	369,000	345,298
1.50% 6/26/29	EUR	390,000	367,419
			712,717
South Africa – 0.82%
Republic of South Africa
Government
International Bonds
5.75% 9/30/49		310,000	271,641
5.875% 6/22/30		700,000	734,298
			1,005,939

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Spain – 1.88%
Spain Government Bond
144A 0.50% 10/31/
31 #	EUR	2,250,000	$2,299,227
			2,299,227
Uruguay – 0.22%
Uruguay Government
International Bond
8.50% 3/15/28	UYU	11,036,000	263,388
			263,388
Uzbekistan – 0.88%
Republic of Uzbekistan
International Bonds
3.90% 10/19/31		625,000	553,781
5.375% 2/20/29		519,000	521,595
			1,075,376
Total Sovereign Bonds
(cost $39,996,608)			36,996,808

Supranational Banks – 0.38%
Banque Ouest Africaine
de Developpement
4.70% 10/22/31		200,000	198,130
European Investment
Bank
5.50% 1/23/23	MXN	5,356,000	261,768
Total Supranational Banks
(cost $477,337)			459,898

US Treasury Obligations – 15.22%
US Treasury Floating
Rate Note
0.706% (USBMMY3M
+ 0.035%) 10/31/23 •		3,430,000	3,436,454
US Treasury Notes
0.25% 8/31/25		6,000,000	5,552,461
1.125% 2/28/25		6,390,000	6,143,886
1.375% 11/15/31		3,760,000	3,450,975
Total US Treasury Obligations
(cost $19,485,645)			18,583,776

		Number of
		contracts
Options Purchased – 0.03%
Foreign Currency Put Options – 0.03%
CAD versus JPY, strike
price $86.00,
expiration date 8/4/22,
notional amount
JPY428,022,000 (JPMCB)		4,977,000	13,110
GBP versus JPY, strike
price $148.00,
expiration date 8/4/22,
notional amount
JPY493,284,000 (JPMCB)		3,333,000	27,146
Total Options Purchased
(cost $95,610)			40,256

		Number of
		shares
Short-Term Investments – 0.65%
Money Market Mutual Fund – 0.43%
State Street Institutional
US Government
Money Market Fund –
Premier Class (seven-
day effective yield
0.17%)		526,452	526,452

		Principal
		amount°
US Treasury Obligation – 0.22%≠
US Treasury Bill		270,000	269,530
Total Short-Term Investments
(cost $796,238)			795,982
Total Value of Securities Before
Securities Lending Collateral and Options
Written–94.52%
(cost $122,936,731)			115,405,864■

		Number of
		shares
Securities Lending Collateral** – 7.63%
Money Market Mutual Fund – 7.63%
Dreyfus Institutional
Preference
Government Money
Market Fund -
Institutional Shares
(seven-day effective
yield 0.30%)		9,315,962	9,315,962
Total Securities Lending Collateral
(cost $9,315,962)			9,315,962

Schedules of investments
Delaware Ivy Total Return Bond Fund

	Number of
	contracts	Value (US $)
Options Written – (0.01%)
Foreign Currency Call Options – (0.01%)
CAD versus JPY, strike
price $81.00,
expiration date 8/4/22,
notional amount
JPY(403,137,000)
(JPMCB)	(4,977,000)	$(5,804)
GBP versus JPY, strike
price $140.00,
expiration date 8/4/22,
notional amount
JPY(466,620,000)
(JPMCB)	(3,333,000)	(11,104)
Total Options Written
(premium received $34,333)		$(16,908)

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
Ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $17,572,055, which represents 14.39% of the Fund's net assets. See Note 10 in “Notes to financial statements.”
>	PIK. 100% of the income received was in the form of cash.
∆	Securities have been classified by country of risk.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $9,729,312 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $1,167,786.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.

The following foreign currency exchange contracts and future contracts were outstanding at March 31, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	AUD	20,186	USD	(15,159)	4/1/22	$—	$(54)
BNYM	CAD	9,860	USD	(7,894)	4/1/22	—	(7)
BNYM	EUR	171,010	USD	(190,274)	4/1/22	—	(1,089)
BNYM	GBP	(5,040)	USD	6,636	4/1/22	15	—
CITI	EUR	(4,460,271)	USD	5,057,283	5/20/22	114,262	—
CITI	GBP	(1,551,609)	EUR	1,848,000	5/20/22	10,277	—
GSC	EUR	(5,665,000)	USD	6,382,876	5/20/22	104,734	—
GSC	EUR	9,786,348	NOK	(98,818,177)	5/20/22	—	(373,821)
GSC	GBP	(252,503)	USD	340,944	5/20/22	9,331	—
GSC	NOK	66,320,843	USD	7,521,001	5/20/22	8,773	—
JPMCB	CLP	(12,325,502)	USD	15,822	4/1/22	160	—
JPMCB	CLP	222,655,500	USD	(281,735)	6/24/22	—	(2,874)
JPMCB	EUR	(1,400,000)	USD	1,620,894	5/20/22	69,367	—
JPMCB	EUR	(4,423,000)	USD	4,868,688	6/24/22	—	(41,212)
MS	CAD	(9,679,171)	USD	7,642,104	5/20/22	—	(99,145)
MS	EUR	(43,657,408)	USD	49,606,508	5/20/22	1,223,903	—
MS	JPY	(3,690,880)	USD	31,953	5/20/22	1,600	—
Total Foreign Currency Exchange Contracts						$1,542,422	$(518,202)

Schedules of investments
Delaware Ivy Total Return Bond Fund

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	Australian 10-Year
45	Treasury Bond	$4,267,881	$4,442,230	6/15/22	$—	$(174,349)	$(14,541)
	Canadian 10-Year
(17)	Treasury Bond	(1,775,403)	(1,777,443)	6/21/22	2,040	—	(7,908)
(55)	Euro-Bobl	(7,840,326)	(8,126,442)	6/8/22	286,116	—	(48,945)
(24)	Euro-BTP	(3,672,131)	(3,768,570)	6/8/22	96,439	—	(32,369)
(9)	Euro-Bund	(1,579,659)	(1,609,014)	6/8/22	29,355	—	(15,295)
(11)	Euro-Buxl	(2,265,822)	(2,418,750)	6/8/22	152,928	—	(36,575)
(24)	Euro-Oat	(4,022,591)	(4,219,276)	6/8/22	196,685	—	(40,411)
(132)	Euro-Schatz	(16,170,077)	(16,366,936)	6/8/22	196,859	—	(30,308)
	Long 10 yr Gilt US
12	Treasury	1,911,046	1,947,544	6/28/22	—	(36,498)	6,613
23	Short Euro-BTP	2,823,493	2,854,837	6/8/22	—	(31,344)	5,642
13	US Treasury 2yr Notes	2,754,985	2,763,011	6/30/22	—	(8,026)	2,133
17	US Treasury 5 yr Notes	1,949,688	1,953,405	6/30/22	—	(3,717)	2,390
	US Treasury 10 yr
18	Notes	2,211,750	2,278,133	6/21/22	—	(66,383)	4,578
	US Treasury 10 yr Ultra
(20)	Notes	(2,709,375)	(2,793,044)	6/21/22	83,669	—	(8,016)
	US Treasury Long
(6)	Bonds	(900,375)	(928,987)	6/21/22	28,612	—	(3,750)
	US Treasury Ultra
(18)	Bonds	(3,188,250)	(3,323,773)	6/21/22	135,523	—	(19,125)
Total Futures Contracts			$(29,093,075)		$1,208,226	$(320,317)	$(235,887)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

BNP – BNP Paribas
BNYM – Bank of New York Mellon
BTP – Buoni del Tesoro Poliennali
CITI – Citigroup
GSC – Goldman Sachs Bank USA
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MS – Morgan Stanley

Summary of abbreviations: (continued)

PIK – Payment-in-kind
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year

Summary of currencies:

AUD – Australian Dollar
CAD – Canadian Dollar
CLP – Chilean Peso
CZK – Czech Koruna
EUR – European Monetary Unit
GBP – British Pound Sterling
HUF – Hungarian Forint
IDR – Indonesian Rupiah
JPY – Japanese Yen
MXN – Mexican Peso
NOK – Norwegian Krone
PEN – Peruvian Sol
PLN – Polish Zloty
USD – US Dollar
UYU – Uruguayan Peso

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Ivy Funds

March 31, 2022 (Unaudited)

					Delaware Ivy
					Emerging
	Delaware Ivy	Delaware Ivy			Markets	Delaware Ivy
	California	Cash	Delaware Ivy	Delaware Ivy	Local	Government
	Municipal High	Management	Corporate	Crossover	Currency	Securities
	Income Fund	Fund	Bond Fund	Credit Fund	Debt Fund	Fund
Assets:
Investments, at value*,†	$20,206,618	$274,294,528	$630,555,796	$33,728,482	$32,773,265	$314,235,519
Short-term investments held
as collateral for loaned
securities, at value=	—	—	—	171,700	—	—
Cash	—	1,889	—	—	3,315	160,517
Cash collateral due from
brokers	—	—	—	—	—	75,680
Foreign currencies, at valueΔ	—	—	—	—	699,449	—
Dividends and interest
receivable	219,912	20,273	5,188,368	290,487	485,136	1,026,908
Receivable due from Advisor	32,921	—	—	38,696	—	—
Receivable for securities sold	15,287	—	1,821,939	77,736	—	—
Receivable for fund shares
sold	13,536	602,798	968,714	60,263	21,522	158,295
Foreign tax reclaims
receivable	—	—	—	—	44,117	—
Variation margin due from
broker on futures contracts	—	—	—	—	—	10,750
Unrealized appreciation on
foreign currency exchange
contracts	—	—	—	—	63,831	—
Securities lending income
receivable	—	—	888	146	18	2,933
Prepaid expenses	—	908,365	—	10,117	153,816	22,788
Other assets	35,617	91,346	71,096	26,421	—	53,841
Total Assets	20,523,891	275,919,199	638,606,801	34,404,048	34,244,469	315,747,231
Liabilities:
Due to custodian	3,209	—	9,819	63,511	—	—
Distribution fees payable to
affiliates	20,259	903	61,908	2,829	306	15,109
Payable for fund shares
redeemed	17,314	1,146,986	2,000,439	39,742	64,199	727,982
Payable for securities
purchased	15,308	—	3,192,811	168,563	13,596	—
Audit and tax fees payable	14,142	6,750	19,670	20,795	20,550	14,571
Other accrued expenses	8,132	—	47,495	—	—	—
Distribution payable	7,006	—	—	—	—	25,166
Dividend disbursing and
transfer agent fees and
expenses payable to
affiliates	1,239	279,202	53,736	4,344	—	101,351
Registrar and transfer agent
fees payable	649	74,481	230,569	3,946	788	70,101
Custody fees payable	568	9,725	5,826	2,170	7,527	3,060

					Delaware Ivy
					Emerging
	Delaware Ivy	Delaware Ivy			Markets	Delaware Ivy
	California	Cash	Delaware Ivy	Delaware Ivy	Local	Government
	Municipal High	Management	Corporate	Crossover	Currency	Securities
	Income Fund	Fund	Bond Fund	Credit Fund	Debt Fund	Fund
Accounting and administration
expenses payable
to affiliates	$336	$16,999	$20,228	$789	$2,171	$7,271
Reports and statements
to shareholders
servicing expenses
payable to affiliates	269	—	132,329	—	—	11,628
Legal fees payable to
affiliates	137	8,009	4,966	5,081	—	1,984
Obligation to return
securities lending collateral	—	—	—	171,700	—	—
Investment management
fees payable to affiliates	—	—	—	—	—	136,252
Investment management
fees payable to affiliates	—	160,478	261,042	—	48,409	—
Unrealized depreciation
on foreign currency
exchange contracts	—	—	—	—	14,706	—
Other liabilities	—	—	—	—	38,207	—
Capital gains tax payable	—	—	—	—	47,409	—
Total Liabilities	88,568	1,703,533	6,040,838	483,470	257,868	1,114,475
Total Net Assets	$20,435,323	$274,215,666	$632,565,963	$33,920,578	$33,986,601	$314,632,756

Net Assets Consist of:
Paid-in capital	$19,944,022	$274,224,620	$669,314,100	$36,844,261	$40,545,724	$334,428,430
Total distributable
earnings (loss)	491,301	(8,954)	(36,748,137)	(2,923,683)	(6,559,123)	(19,795,674)
Total Net Assets	$20,435,323	$274,215,666	$632,565,963	$33,920,578	$33,986,601	$314,632,756
Net Asset Value

Class A:
Net assets	$10,983,506	$273,669,937	$278,000,607	$5,794,286	$1,621,002	$66,399,840
Shares of beneficial
interest outstanding,
unlimited authorization, no par	1,107,342	273,678,964	47,853,933	611,082	202,800	12,634,110
Net asset value per share	$9.92	$1.00	$5.81	$9.48	$7.99	$5.26
Sales charge	4.50%	—	4.50%	4.50%	4.50%	4.50%
Offering price per share,
equal to net asset value
per share / (1 - sales charge)	$10.39	$—	$6.08	$9.93	$8.37	$5.51

Statements of assets and liabilities
Ivy Funds

					Delaware Ivy
					Emerging
	Delaware Ivy	Delaware Ivy			Markets	Delaware Ivy
	California	Cash	Delaware Ivy	Delaware Ivy	Local	Government
	Municipal High	Management	Corporate	Crossover	Currency	Securities
	Income Fund	Fund	Bond Fund	Credit Fund	Debt Fund	Fund
Class C:
Net assets	$435,717	$545,729	$1,853,933	$—	$73,832	$738,436
Shares of beneficial interest
outstanding, unlimited
authorization, no par	43,929	545,674	319,708	—	9,592	140,552
Net asset value per share	$9.92	$1.00	$5.80	$—	$7.70	$5.25

Class I:
Net assets	$8,915,970	$—	$336,571,949	$21,438,551	$14,404,057	$121,010,547
Shares of beneficial interest
outstanding, unlimited
authorization, no par	898,932	—	57,919,827	2,260,566	1,772,631	23,025,345
Net asset value per share	$9.92	$—	$5.81	$9.48	$8.13	$5.26

Class R6:
Net assets	$—	$—	$15,908,224	$5,548,996	$17,655,908	$126,483,933
Shares of beneficial interest
outstanding, unlimited
authorization, no par	—	—	2,737,513	585,163	2,173,015	24,066,345
Net asset value per share	$—	$—	$5.81	$9.48	$8.13	$5.26

Class Y:
Net assets	$100,130	$—	$231,250	$1,138,745	$231,802	$—
Shares of beneficial interest
outstanding, unlimited
authorization, no par	10,093	—	39,809	120,090	28,973	—
Net asset value per share	$9.92	$—	$5.81	$9.48	$8.00	$—
____________________
*Investments, at cost	$20,016,945	$274,294,528	$665,103,158	$36,337,310	$34,116,589	$328,596,714
†Including securities on loan	—	—	—	2,390,330	—	—
=Short-term investments held as
collateral for loaned securities, at
cost	—	—	—	171,700	—	—
ΔForeign currencies, at cost	—	—	—	—	677,954	—

See accompanying notes, which are an integral part of the financial statements.

		Delaware Ivy
	Delaware Ivy	International	Delaware Ivy	Delaware Ivy	Delaware Ivy
	High Yield	Small Cap	Multi-Asset	Strategic	Total Return
	Fund	Fund	Income Fund	Income Fund	Bond Fund
Assets:
Investments, at value*,†	$79,696,002	$66,559,070	$242,472,741	$247,078,191	$115,405,864
Investments of affiliated issuers, at value**	—	—	293,358	381,825	—
Short-term investments held as collateral for loaned securities, at value=	1,245,870	2,253,843	2,511,148	4,415,826	9,315,962
Cash	300,510	41,550	—	—	4,466,271
Cash collateral due from brokers	—	—	—	162,855	998,717
Foreign currencies, at valueΔ	—	69,821	—	—	338,626
Receivable for securities sold	3,768,124	1,202,067	15,416,128	18,725,856	521,521
Dividends and interest receivable	1,274,093	114,913	1,971,328	2,909,933	1,214,693
Receivable for fund shares sold	44,707	7,271	131,162	55,087	16,686
Receivable due from Advisor	6,558	62,358	19,122	87,072	32,827
Foreign tax reclaims receivable	—	119,278	199,094	1,258	—
Variation margin due from broker on futures contracts	—	—	—	20,062	—
Unrealized appreciation on foreign currency exchange contracts	—	232	55,895	141,614	1,542,422
Securities lending income receivable	—	—	9,594	13,516	4,476
Prepaid expenses	—	—	26,124	46,426	52,984
Other assets	25,817	55,860	54,825	55,274	—
Total Assets	86,361,681	70,486,263	263,160,519	274,094,795	133,911,049
Liabilities:
Options written, at valueΣ	—	—	—	29,540	16,908
Due to custodian	—	—	1,583,406	5,164,207	—
Obligation to return securities lending collateral	1,245,870	2,253,843	2,511,148	4,415,826	9,315,962
Payable for securities purchased	876,500	—	5,976,298	7,123,787	274,772
Payable for fund shares redeemed	140,697	215,329	1,014,465	1,094,177	569,829
Audit and tax fees payable	17,411	14,157	18,450	21,780	9,787
Other accrued expenses	6,564	12,602	—	—	—
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,630	13,736	75,811	69,637	4,608
Registrar and transfer agent fees payable	3,051	8,115	14,649	13,299	1,922
Distribution fees payable to affiliates	2,691	2,708	22,261	19,338	2,483
Custody fees payable	2,595	29,100	17,360	9,207	3,532
Accounting and administration expenses payable to affiliates	2,213	2,451	3,730	8,366	4,981
Legal fees payable to affiliates	1,352	3,585	4,487	38,701	—
Distribution payable	—	—	4	—	—
Unrealized depreciation on foreign currency exchange contracts	—	994	14,480	21,394	518,202
Variation margin due to broker on futures contracts	—	—	—	—	235,887
Cash collateral due to brokers	—	—	—	—	810,000
Reports and statements to shareholders servicing expenses payable to affiliates	—	—	—	—	41,257
Capital gains tax payable	—	37,873	—	—	11,316

Statements of assets and liabilities
Ivy Funds

		Delaware Ivy
	Delaware Ivy	International	Delaware Ivy	Delaware Ivy	Delaware Ivy
	High Yield	Small Cap	Multi-Asset	Strategic	Total Return
	Fund	Fund	Income Fund	Income Fund	Bond Fund
Unrealized depreciation on unfunded loan commitments	$—	$—	$1,199	$1,076	$—
Total Liabilities	2,303,574	2,594,493	11,257,748	18,030,335	11,821,446
Total Net Assets	$84,058,107	$67,891,770	$251,902,771	$256,064,460	$122,089,603

Net Assets Consist of:
Paid-in capital	$86,643,610	$53,821,524	$229,763,621	$273,283,454	$130,480,869
Total distributable earnings (loss)	(2,585,503)	14,070,246	22,139,150	(17,218,994)	(8,391,266)
Total Net Assets	$84,058,107	$67,891,770	$251,902,771	$256,064,460	$122,089,603
Net Asset Value

Class A:
Net assets	$12,677,426	$5,324,950	$77,497,019	$74,146,203	$9,595,145
Shares of beneficial interest outstanding, unlimited authorization, no par	1,357,126	452,823	7,162,032	7,742,697	1,028,763
Net asset value per share	$9.34	$11.76	$10.82	$9.58	$9.33
Sales charge	4.50%	5.75%	5.75%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$9.78	$12.48	$11.48	$10.03	$9.77

Class C:
Net assets	$—	$308,276	$6,999,909	$3,685,803	$496,848
Shares of beneficial interest outstanding, unlimited authorization, no par	—	26,564	646,815	385,114	54,086
Net asset value per share	$—	$11.61	$10.82	$9.57	$9.19

Class I:
Net assets	$48,646,785	$26,697,941	$165,998,146	$177,056,135	$66,702,875
Shares of beneficial interest outstanding, unlimited authorization, no par	5,204,236	2,262,379	15,338,123	18,482,476	7,118,117
Net asset value per share	$9.35	$11.80	$10.82	$9.58	$9.37

Class R6:
Net assets	$22,733,896	$35,481,488	$1,297,875	$1,013,888	$45,294,735
Shares of beneficial interest outstanding, unlimited authorization, no par	2,435,006	3,008,230	119,877	105,816	4,820,757
Net asset value per share	$9.34	$11.79	$10.83	$9.58	$9.40

Class Y:
Net assets	$—	$79,115	$109,822	$162,431	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	—	6,730	10,147	16,964	—
Net asset value per share	$—	$11.76	$10.82	$9.58	$—

		Delaware Ivy
	Delaware Ivy	International	Delaware Ivy	Delaware Ivy	Delaware Ivy
	High Yield	Small Cap	Multi-Asset	Strategic	Total Return
	Fund	Fund	Income Fund	Income Fund	Bond Fund
____________________
*Investments, at cost	$82,859,504	$64,730,833	$242,108,837	$255,600,143	$122,936,731
**Investments of affiliated issuers, at cost	—	—	2,791,169	3,632,177	—
†Including securities on loan	7,246,459	2,784,244	6,204,815	24,141,588	9,729,312
=Short-term investments held as collateral for loaned securities, at cost	1,245,870	2,253,843	2,511,148	4,415,826	9,315,962
ΔForeign currencies, at cost	—	69,789	—	—	363,344
ΣOptions written, premium received	—	—	—	(56,291)	(34,333)

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Funds

Six months ended March 31, 2022 (Unaudited)

	Delaware Ivy California
	Municipal High	Delaware Ivy Cash	Delaware Ivy	Delaware Ivy
	Income Fund	Management Fund	Corporate Bond Fund	Crossover Credit Fund
Investment Income:
Interest	$438,190	$267,114	$10,330,058	$606,781
Dividends	—	—	40	—
Securities lending income	—	—	3,632	502
	438,190	267,114	10,333,730	607,283

Expenses:
Investment advisory fees	59,752	589,096	1,761,138	104,265
Distribution expenses — Class A	16,027	—	389,454	8,170
Distribution expenses — Class B	—	—	97	—
Distribution expenses — Class C	3,802	3,353	10,324	—
Distribution expenses — Class Y	523	—	310	1,510
Registration fees	29,720	136,822	93,548	60,203
Audit and tax fees	17,838	6,750	19,670	20,795
Reports and statements to shareholders servicing expenses	6,886	—	299,171	22,345
Accounting and administration expenses	4,422	67,031	35,990	10,123
Dividend disbursing and transfer agent fees and expenses	2,791	297,649	325,872	9,646
Custodian fees	644	8,199	4,825	1,266
Trustees’ fees and expenses	408	14,275	20,328	712
Legal fees	316	8,787	6,588	507
Other	5,527	25,190	11,836	5,324
	148,656	1,157,152	2,979,151	244,866
Less expenses waived	(50,783)	(952,369)	—	(69,358)
Less waived distribution expenses —Class A	(5,360)	—	—	(7,959)
Less waived distribution expenses —Class C	(13)	—	—	—
Less waived distribution expenses —Class Y	(117)	—	—	(13)
Less waived shareholder servicing expenses	(6,886)	—	—	(22,345)
Total operating expenses	85,497	204,783	2,979,151	145,191
Net Investment Income	352,693	62,331	7,354,579	462,092

	Delaware Ivy California
	Municipal High	Delaware Ivy Cash	Delaware Ivy	Delaware Ivy
	Income Fund	Management Fund	Corporate Bond Fund	Crossover Credit Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$219,798	$(8,524)	$(2,892,975)	$(304,342)
Futures contracts	—	—	371,092	13,720
Net realized gain (loss)	219,798	(8,524)	(2,521,883)	(290,622)

Net change in unrealized appreciation (depreciation) of: Investments	(1,627,464)	—	(59,098,052)	(3,304,795)
Futures contracts	—	—	(54,162)	(12,854)
Net change in unrealized appreciation (depreciation)	(1,627,464)	—	(59,152,214)	(3,317,649)
Net Realized and Unrealized Loss	(1,407,666)	(8,524)	(61,674,097)	(3,608,271)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,054,973)	$53,807	$(54,319,518)	$(3,146,179)

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Funds

	Delaware Ivy
	Emerging Markets	Delaware Ivy		Delaware Ivy
	Local Currency	Government Securities	Delaware Ivy	International
	Debt Fund	Fund	High Yield Fund	Small Cap Fund
Investment Income:
Interest	$1,065,689	$2,470,624	$3,013,855	$—
Dividends	642	—	—	423,933
Securities lending income	100	8,868	1,903	31,376
Foreign tax withheld	(10,948)	—	—	(51,881)
	1,055,483	2,479,492	3,015,758	403,428

Expenses:
Investment advisory fees	158,393	824,836	336,335	468,640
Distribution expenses — Class A	2,451	90,827	16,913	7,946
Distribution expenses — Class C	402	4,797	—	1,860
Distribution expenses — Class Y	306	—	—	121
Registration fees	31,348	75,014	46,436	88,792
Custodian fees	27,789	3,579	1,761	21,144
Dividend disbursing and transfer agent fees and expenses	20,047	97,195	9,420	12,180
Audit and tax fees	19,122	29,142	17,411	14,157
Reports and statements to shareholders servicing expenses	15,925	98,555	51,442	33,435
Accounting and administration expenses	11,912	43,358	22,337	29,195
Trustees’ fees and expenses	1,521	7,475	1,835	1,816
Legal fees	991	8,344	2,039	842
Other	16,317	43,555	8,613	19,586
	306,524	1,326,677	514,542	699,714
Less expenses waived	(113,604)	—	(53,439)	(185,204)
Less waived distribution
expenses —Class A	(2,451)	(56,137)	(8,593)	(2,859)
Less waived distribution
expenses —Class C	(124)	(407)	—	(153)
Less waived distribution
expenses —Class Y	(3)	—	—	—
Less waived shareholder servicing expenses	(15,928)	(48,052)	(46,856)	(33,372)
Total operating expenses	174,414	1,222,081	405,654	478,126
Net Investment Income (Loss)	881,069	1,257,411	2,610,104	(74,698)

	Delaware Ivy
	Emerging Markets	Delaware Ivy		Delaware Ivy
	Local Currency	Government Securities	Delaware Ivy	International
	Debt Fund	Fund	High Yield Fund	Small Cap Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(1,993,965)	$(1,125,104)	$461,436	$24,240,332
Foreign currencies	(1,102,117)	—	—	(52,821)
Foreign currency exchange contracts	(375,125)	—	—	(22,726)
Futures contracts	55,898	(193,513)	—	—
Options purchased	57,350	—	—	—
Options written	(1,906)	—	—	—
Swap contracts	163,467	—	—	—
Net realized gain (loss)	(3,196,398)	(1,318,617)	461,436	24,164,785

Net change in unrealized appreciation (depreciation) of:
Investments	(705,081)	(19,064,288)	(6,867,527)	(36,953,826)
Foreign currencies	(804,648)	—	—	(2,924)
Foreign currency exchange contracts	283,711	—	—	(762)
Futures contracts	(54,296)	(152,286)	—	—
Options purchased	(4,718)	—	—	—
Options written	(3,729)	—	—	—
Swap contracts	42,296	—	—	—
Net change in unrealized appreciation (depreciation)	(1,246,465)	(19,216,574)	(6,867,527)	(36,957,512)
Net Realized and Unrealized Loss	(4,442,863)	(20,535,191)	(6,406,091)	(12,792,727)
Net Decrease in Net Assets Resulting from Operations	$(3,561,794)	$(19,277,780)	$(3,795,987)	$(12,867,425)

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Funds

	Delaware Ivy	Delaware Ivy	Delaware Ivy
	Multi-Asset	Strategic	Total Return
	Income Fund	Income Fund	Bond Fund
Investment Income:
Interest	$3,917,285	$7,617,021	$1,388,528
Dividends	1,949,605	221,189	233
Securities lending income	35,903	52,511	7,641
Foreign tax withheld	(107,893)	—	(178)
	5,794,900	7,890,721	1,396,224

Expenses:
Investment advisory fees	994,153	1,006,899	633,762
Distribution expenses — Class A	103,419	101,628	13,488
Distribution expenses — Class C	38,475	20,923	2,766
Distribution expenses — Class Y	153	190	—
Reports and statements to shareholders servicing expenses	144,249	157,234	64,015
Dividend disbursing and transfer agent fees and expenses	104,827	84,699	13,026
Registration fees	97,515	88,102	30,881
Accounting and administration expenses	49,269	42,295	19,459
Custodian fees	24,133	15,377	13,856
Audit and tax fees	18,450	21,780	23,826
Legal fees	12,576	31,576	788
Trustees’ fees and expenses	5,870	4,836	4,089
Other	50,594	16,270	50,360
	1,643,683	1,591,809	870,316
Less expenses waived	(194,716)	(241,489)	(144,678)
Less waived distribution
expenses —Class A	(3,178)	(5,355)	—
Less waived distribution
expenses —Class C	(673)	(4,925)	(485)
Less waived distribution
expenses —Class Y	—	(184)	—
Less waived shareholder servicing expenses	(142,617)	(157,230)	(12,154)
Total operating expenses	1,302,499	1,182,626	712,999
Net Investment Income	4,492,401	6,708,095	683,225

	Delaware Ivy	Delaware Ivy	Delaware Ivy
	Multi-Asset	Strategic	Total Return
	Income Fund	Income Fund	Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$29,783,669	$(2,987,470)	$(3,107,922)
Foreign currencies	(176,947)	(205,287)	(199,896)
Foreign currency exchange contracts	(4,726)	(18,112)	2,606,916
Futures contracts	761	32,179	1,793,564
Options purchased	—	—	(884,820)
Options written	—	—	556,513
Swap contracts	—	—	(178,713)
Net realized gain (loss)	29,602,757	(3,178,690)	585,642

Net change in unrealized appreciation (depreciation) of:
Investments	(35,492,462)	(14,790,715)	(8,990,291)
Affiliated investments	(390,542)	(508,314)	—
Foreign currencies	(137,014)	(114,402)	(471,234)
Foreign currency exchange contracts	(103,626)	(39,980)	(266,199)
Futures contracts	(4,264)	(387,970)	(264,085)
Options purchased	—	(83,832)	276,419
Options written	—	26,751	(31,382)
Swap contracts	—	—	318,269
Net change in unrealized appreciation (depreciation)	(36,127,908)	(15,898,462)	(9,428,503)
Net Realized and Unrealized Loss	(6,525,151)	(19,077,152)	(8,842,861)
Net Decrease in Net Assets Resulting from Operations	$(2,032,750)	$(12,369,057)	$(8,159,636)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Funds

	Delaware Ivy California
	Municipal High		Delaware Ivy Cash
	Income Fund		Management Fund
	Six months		Six months
	ended		ended
	3/31/22	Year ended	3/31/22	Year ended
	(Unaudited)	9/30/21	(Unaudited)	9/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$352,693	$633,510	$62,331	$188,122
Net realized gain (loss)	219,798	253,723	(8,524)	57,585
Net change in unrealized appreciation (depreciation)	(1,627,464)	482,553	—	—
Net increase (decrease) in net assets resulting from operations	(1,054,973)	1,369,786	53,807	245,707

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(282,716)	(345,502)	(120,097)	(187,950)
Class B	—	—	—	(48)
Class C	(10,516)	(18,991)	(249)	(265)
Class I	(207,303)	(257,299)	—	—
Class Y	(6,003)	(26,706)	—	—
	(506,538)	(648,498)	(120,346)	(188,263)

Capital Share Transactions:
Proceeds from shares sold:
Class A	420,364	1,075,956	105,387,229	2,623,236,604
Class B1	—	—	1	216,105
Class C	16,432	14,641	43,092	2,399,944
Class I	2,163,090	2,688,383	—	—
Class Y	1,562	—	—	—
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	41,712	195,332	—	186,468
Class B1	—	—	—	20
Class C	1,185	6,588	—	234
Class I	39,008	202,373	—	—
Class Y	285	4,570	—	—
	2,683,638	4,187,843	105,430,322	2,626,039,375
Cost of shares redeemed:
Class A	(4,059,747)	(4,511,058)	(285,550,873)	(3,742,125,284)
Class B1	—	—	(21,178)	(583,853)
Class C	(1,084,278)	(297,066)	(413,394)	(3,747,841)
Class I	(1,524,381)	(7,386,632)	—	—
Class Y	(1,075,113)	(175,803)	—	—
	(7,743,519)	(12,370,559)	(285,985,445)	(3,746,456,978)
Decrease in net assets derived from capital share transactions	(5,059,881)	(8,182,716)	(180,555,123)	(1,120,417,603)
Net Decrease in Net Assets	(6,621,392)	(7,461,428)	(180,621,662)	(1,120,360,159)

Net Assets:
Beginning of period	27,056,715	34,518,143	454,837,328	1,575,197,487
End of period	$20,435,323	$27,056,715	$274,215,666	$454,837,328

[1]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above.

See accompanying notes, which are an integral part of the financial statements.

	Delaware Ivy		Delaware Ivy
	Corporate Bond Fund		Crossover Credit Fund
	Six months		Six months
	ended		ended
	3/31/22	Year ended	3/31/22	Year ended
	(Unaudited)	9/30/21	(Unaudited)	9/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,354,579	$17,638,126	$462,092	$1,177,273
Net realized gain (loss)	(2,521,883)	26,476,741	(290,622)	2,091,849
Net change in unrealized appreciation (depreciation)	(59,152,214)	(29,361,101)	(3,317,649)	(805,880)
Net increase (decrease) in net assets resulting from operations	(54,319,518)	14,753,766	(3,146,179)	2,463,242

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(12,833,000)	(24,482,355)	(368,827)	(1,471,240)
Class B	—	(9,810)	—	—
Class C	(76,514)	(239,579)	—	—
Class I	(16,789,646)	(32,612,723)	(1,723,379)	(3,146,169)
Class R6[1]	(1,508,291)	(3,996,685)	(333,057)	(247,273)
Class Y	(10,295)	(18,702)	(67,374)	(95,553)
	(31,217,746)	(61,359,854)	(2,492,637)	(4,960,235)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,940,716	44,122,509	589,221	3,572,674
Class B2	5	569	—	—
Class C	205,965	1,026,241	—	—
Class I	26,413,390	82,872,533	7,009,461	17,473,351
Class R6[1]	2,552,062	11,156,147	608,041	4,847,518
Class Y	—	37	100,541	193,411
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	12,797,389	23,885,851	365,846	588,495
Class B2	—	9,072	—	—
Class C	76,514	235,545	—	—
Class I	16,683,124	32,192,321	1,723,373	2,365,620
Class R6[1]	1,508,291	3,996,685	333,057	202,448
Class Y	—	—	8,514	1,413
	71,177,456	199,497,510	10,738,054	29,244,930
Cost of shares redeemed:
Class A	(42,191,538)	(70,913,698)	(1,665,967)	(13,338,181)
Class B2	(21,579)	(210,274)	—	—
Class C	(510,647)	(2,918,688)	—	—
Class I	(102,600,656)	(108,092,160)	(13,196,972)	(27,979,620)
Class R6[1]	(23,310,088)	(32,851,218)	(575,246)	(1,235,090)
Class Y	—	—	(45,023)	(47,289)
	(168,634,508)	(214,986,038)	(15,483,208)	(42,600,180)
Decrease in net assets derived from capital share transactions	(97,457,052)	(15,488,528)	(4,745,154)	(13,355,250)
Net Decrease in Net Assets	(182,994,316)	(62,094,616)	(10,383,970)	(15,852,243)

Net Assets:
Beginning of period	815,560,279	877,654,895	44,304,548	60,156,791
End of period	$632,565,963	$815,560,279	$33,920,578	$44,304,548

Statements of changes in net assets
Ivy Funds

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above.

See accompanying notes, which are an integral part of the financial statements.

	Delaware Ivy
	Emerging Markets		Delaware Ivy
	Local Currency		Government Securities
	Debt Fund		Fund
	Six months		Six months
	ended		ended
	3/31/22	Year ended	3/31/22	Year ended
	(Unaudited)	9/30/21	(Unaudited)	9/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$881,069	$2,261,594	$1,257,411	$3,180,466
Net realized gain (loss)	(3,196,398)	(618,456)	(1,318,617)	1,708,855
Net change in unrealized appreciation (depreciation)	(1,246,465)	(264,961)	(19,216,574)	(11,906,391)
Net increase (decrease) in net assets resulting from operations	(3,561,794)	1,378,177	(19,277,780)	(7,017,070)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(5,102)	(300,042)	(917,702)
Class C	—	—	(367)	(3,093)
Class I	—	(106,671)	(650,290)	(1,783,642)
Class R6[1]	—	(82,540)	(776,692)	(2,154,930)
Class Y	—	(243)	—	—
	—	(194,556)	(1,727,391)	(4,859,367)

Capital Share Transactions:
Proceeds from shares sold:
Class A	74,470	592,052	2,990,251	12,562,138
Class C	1,185	9,317	15,944	806,427
Class I	961,826	10,969,344	36,452,401	31,669,165
Class R6[1]	1,361,925	15,305,886	14,659,806	34,697,394
Class Y	3,709	3,854	—	—
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	2,640	70,428	884,243
Class B2	—	—	—	8
Class C	—	—	—	2,626
Class I	—	105,601	185,670	1,753,718
Class R6[1]	—	82,540	207,131	2,153,034
	2,403,115	27,071,234	54,581,631	84,528,753
Cost of shares redeemed:
Class A	(954,860)	(6,213,616)	(11,141,986)	(27,962,021)
Class B2	—	—	(22,625)	(137,534)
Class C	(14,196)	(1,782,183)	(510,328)	(1,527,910)
Class I	(12,573,793)	(12,197,032)	(37,370,511)	(39,109,333)
Class R6[1]	(3,313,317)	(14,024,248)	(17,889,719)	(66,024,093)
Class Y	(4,170)	(2,435,963)	—	—
	(16,860,336)	(36,653,042)	(66,935,169)	(134,760,891)
Decrease in net assets derived from capital share transactions	(14,457,221)	(9,581,808)	(12,353,538)	(50,232,138)
Net Decrease in Net Assets	(18,019,015)	(8,398,187)	(33,358,709)	(62,108,575)

Net Assets:
Beginning of period	52,005,616	60,403,803	347,991,465	410,100,040
End of period	$33,986,601	$52,005,616	$314,632,756	$347,991,465

Statements of changes in net assets
Ivy Funds

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above.

See accompanying notes, which are an integral part of the financial statements.

			Delaware Ivy
	Delaware Ivy		International
	High Yield Fund		Small Cap Fund
	Six months		Six months
	ended		ended
	3/31/22	Year ended	3/31/22	Year ended
	(Unaudited)	9/30/21	(Unaudited)	9/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,610,104	$6,689,563	$(74,698)	$1,234,399
Net realized gain	461,436	5,723,441	24,164,785	25,181,441
Net change in unrealized appreciation (depreciation)	(6,867,527)	2,080,522	(36,957,512)	11,087,666
Net increase (decrease) in net assets resulting from operations	(3,795,987)	14,493,526	(12,867,425)	37,503,506

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(711,910)	(793,716)	(1,036,290)	(50,516)
Class C	—	—	(60,730)	—
Class I	(3,719,478)	(4,156,741)	(7,303,050)	(339,252)
Class R6[1]	(1,403,706)	(1,924,874)	(7,790,687)	(349,577)
Class Y	—	—	(14,316)	(1,093)
	(5,835,094)	(6,875,331)	(16,205,073)	(740,438)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,327,960	6,107,387	338,012	2,151,022
Class C	—	—	18,069	65,650
Class I	7,859,367	24,790,467	3,055,069	11,200,328
Class R6[1]	3,296	3,767,045	3,856,900	1,398,118
Class Y	—	—	—	1,421,417
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	711,142	518,604	1,034,791	19,789
Class C	—	—	59,484	—
Class I	3,719,608	4,064,512	7,301,071	338,269
Class R6[1]	1,403,706	1,924,874	7,790,687	349,577
Class Y	—	—	14,316	210
	16,025,079	41,172,889	23,468,399	16,944,380
Cost of shares redeemed:
Class A	(3,125,030)	(8,817,300)	(1,845,456)	(14,596,753)
Class C	—	—	(68,255)	(1,637,398)
Class I	(41,631,026)	(35,605,574)	(30,599,759)	(46,037,972)
Class R6[1]	(11,254,171)	(12,310,405)	(14,264,764)	(34,080,867)
Class Y	—	—	(64,247)	(1,978,694)
	(56,010,227)	(56,733,279)	(46,842,481)	(98,331,684)
Decrease in net assets derived from capital share transactions	(39,985,148)	(15,560,390)	(23,374,082)	(81,387,304)
Net Decrease in Net Assets	(49,616,229)	(7,942,195)	(52,446,580)	(44,624,236)

Net Assets:
Beginning of period	133,674,336	141,616,531	120,338,350	164,962,586
End of period	$84,058,107	$133,674,336	$67,891,770	$120,338,350
[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Funds

	Delaware Ivy		Delaware Ivy
	Multi-Asset		Strategic
	Income Fund		Income Fund
	Six months		Six months
	ended		ended
	3/31/22	Year ended	3/31/22	Year ended
	(Unaudited)	9/30/21	(Unaudited)	9/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,492,401	$11,986,059	$6,708,095	$15,499,181
Net realized gain (loss)	29,602,757	12,514,993	(3,178,690)	6,303,280
Net change in unrealized appreciation (depreciation)	(36,127,908)	35,395,286	(15,898,462)	6,663,566
Net increase (decrease) in net assets resulting from operations	(2,032,750)	59,896,338	(12,369,057)	28,466,027

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,569,569)	(3,489,508)	(1,541,750)	(4,600,138)
Class C	(210,893)	(302,787)	(63,880)	(195,959)
Class I	(6,372,322)	(9,689,238)	(4,442,685)	(12,428,973)
Class R6[1]	(46,339)	(119,410)	(22,731)	(129,596)
Class Y	(3,860)	(92,067)	(2,873)	(91,090)
	(9,202,983)	(13,693,010)	(6,073,919)	(17,445,756)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,210,021[2]	7,629,989	6,923,509[2]	15,990,235
Class C	168,329[2]	902,106	366,854[2]	1,272,820
Class I	9,675,227[2]	29,090,911	21,172,714[2]	47,897,470
Class R6[1]	57,344[2]	632,026	113,096[2]	447,130
Class Y	4,366[2]	677	24,860[2]	49,877
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,566,650	3,430,704	1,531,410	3,687,345
Class C	210,996	294,319	63,240	188,462
Class I	6,335,347	9,536,894	4,429,277	12,210,687
Class R6[1]	46,339	58,148	22,731	129,596
Class Y	3,860	5,530	2,795	80,771
	23,278,479	51,581,304	34,650,486	81,954,393
Cost of shares redeemed:
Class A	(13,329,479)	(23,785,947)	(16,238,333)	(47,314,688)
Class C	(1,209,987)	(4,264,997)	(1,005,000)	(2,522,462)
Class I	(53,176,362)	(79,452,900)	(76,326,641)	(83,239,030)
Class R6[1]	(176,356)	(2,928,595)	(186,302)	(21,449,285)
Class Y	(13,848)	(3,573,147)	(4,617)	(6,704,622)
	(67,906,032)	(114,005,586)	(93,760,893)	(161,230,087)
Decrease in net assets derived from capital share transactions	(44,627,553)	(62,424,282)	(59,110,407)	(79,275,694)
Net Decrease in Net Assets	(55,863,286)	(16,220,954)	(77,553,383)	(68,255,423)

Net Assets:
Beginning of period	307,766,057	323,987,011	333,617,843	401,873,266
End of period	$251,902,771	$307,766,057	$256,064,460	$333,617,843

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	Included payments from affiliates. See Note 2 in "Notes to financial statements" for additional information.

See accompanying notes, which are an integral part of the financial statements.

	Delaware Ivy
	Total Return
	Bond Fund
	Six months
	ended
	3/31/22	Year ended
	(Unaudited)	9/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$683,225	$2,308,406
Net realized gain	585,642	3,402,844
Net change in unrealized appreciation (depreciation)	(9,428,503)	(3,992,929)
Net increase (decrease) in net assets resulting from operations	(8,159,636)	1,718,321

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(276,561)	(250,720)
Class C	(13,264)	(24,536)
Class I	(2,253,223)	(1,556,281)
Class R6[1]	(1,408,771)	(1,021,796)
Class Y	(1)	(3,176)
	(3,951,820)	(2,856,509)

Capital Share Transactions:
Proceeds from shares sold:
Class A	458,804	3,167,508
Class C	6,568	172,526
Class I	5,082,173	32,460,342
Class R6[1]	—	15,235,441
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	275,518	181,671
Class C	13,264	5,535
Class I	2,169,109	1,540,608
Class R6[1]	1,408,771	1,021,796
Class Y	—	86
	9,414,207	53,785,513
Cost of shares redeemed:
Class A	(2,864,700)	(13,687,263)
Class C	(105,028)	(4,048,257)
Class I	(32,377,281)	(37,257,823)
Class R6[1]	(11,657,223)	(12,442,132)
Class Y	(31)	(3,617,902)
	(47,004,263)	(71,053,377)
Decrease in net assets derived from capital share transactions	(37,590,056)	(17,267,864)
Net Decrease in Net Assets	(49,701,512)	(18,406,052)

Net Assets:
Beginning of period	171,791,115	190,197,167
End of period	$122,089,603	$171,791,115

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy California Municipal High Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					10/3/16
	3/31/22[1]	Year ended				to
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17[2]
Net asset value, beginning of period	$10.68	$10.48	$10.58	$9.98	$10.16	$10.00

Income (loss) from investment operations:
Net investment income[3]	0.16	0.21	0.21	0.26	0.26	0.26
Net realized and unrealized gain (loss)	(0.68)	0.20	(0.11)	0.60	(0.16)	0.14
Total from investment operations	(0.52)	0.41	0.10	0.86	0.10	0.40

Less dividends and distributions from:
Net investment income	(0.13)	(0.21)	(0.20)	(0.26)	(0.26)	(0.24)
Net realized gain	(0.11)	—	—	—	(0.02)	—
Total dividends and distributions	(0.24)	(0.21)	(0.20)	(0.26)	(0.28)	(0.24)

Net asset value, end of period	$9.92	$10.68	$10.48	$10.58	$9.98	$10.16

Total return[4]	(4.99% )	3.97%	1.01%	8.73%	0.89%	4.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,983	$15 [5]	$19 [5]	$17 [5]	$14 [5]	$8 [5]
Ratio of expenses to average net assets[6]	0.80%	0.80%	0.80%	0.80%	0.78%	0.60%
Ratio of expenses to average net assets prior to
fees waived[6]	1.30%	1.33%	1.23%	1.29%	1.32%	1.12%
Ratio of net investment income to average net
assets	3.04%	1.94%	2.03%	2.54%	2.56%	2.62%
Ratio of net investment income to average net
assets prior to fees waived	2.54%	1.41%	1.60%	2.05%	2.02%	2.10%
Portfolio turnover	22%	16%	9%	10%	10%	7% [7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	Calculated using average shares outstanding.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the period ended September 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy California Municipal High Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					10/3/16
	3/31/22[1]	Year ended				to
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17[2]
Net asset value, beginning of period	$10.68	$10.48	$10.58	$9.98	$10.16	$10.00

Income (loss) from investment operations:
Net investment income[3]	0.10	0.12	0.12	0.17	0.17	0.19
Net realized and unrealized gain (loss)	(0.67)	0.20	(0.11)	0.60	(0.17)	0.16
Total from investment operations	(0.57)	0.32	0.01	0.77	— [4]	0.35

Less dividends and distributions from:
Net investment income	(0.08)	(0.12)	(0.11)	(0.17)	(0.16)	(0.19)
Net realized gain	(0.11)	—	—	—	(0.02)	—
Total dividends and distributions	(0.19)	(0.12)	(0.11)	(0.17)	(0.18)	(0.19)

Net asset value, end of period	$9.92	$10.68	$10.48	$10.58	$9.98	$10.16

Total return[5]	(5.41% )	3.09%	0.13%	7.81%	(0.07% )	3.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$436	$2 [6]	$2 [6]	$2 [6]	$2 [6]	$2 [6]
Ratio of expenses to average net assets[7]	1.65%	1.65%	1.67%	1.66%	1.63%	1.33%
Ratio of expenses to average net assets prior to
fees waived[7]	1.93%	2.10%	2.02%	2.06%	2.08%	1.85%
Ratio of net investment income to average net
assets	1.83%	1.09%	1.16%	1.69%	1.70%	1.88%
Ratio of net investment income to average net
assets prior to fees waived	1.55%	0.64%	0.81%	1.29%	1.25%	1.36%
Portfolio turnover	22%	16%	9%	10%	10%	7% [8]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	Portfolio turnover is representative of the Fund for the period ended September 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy California Municipal High Income Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					10/3/16
	3/31/22[1]	Year ended				to
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17[2]
Net asset value, beginning of period	$10.68	$10.48	$10.58	$9.98	$10.16	$10.00

Income (loss) from investment operations:
Net investment income[3]	0.17	0.23	0.23	0.28	0.28	0.28
Net realized and unrealized gain (loss)	(0.68)	0.21	(0.10)	0.60	(0.16)	0.13
Total from investment operations	(0.51)	0.44	0.13	0.88	0.12	0.41

Less dividends and distributions from:
Net investment income	(0.14)	(0.24)	(0.23)	(0.28)	(0.28)	(0.25)
Net realized gain	(0.11)	—	—	—	(0.02)	—
Total dividends and distributions	(0.25)	(0.24)	(0.23)	(0.28)	(0.30)	(0.25)

Net asset value, end of period	$9.92	$10.68	$10.48	$10.58	$9.98	$10.16

Total return[4]	(4.89% )	4.18%	1.21%	8.95%	1.10%	4.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,916	$9 [5]	$13 [5]	$13 [5]	$11 [5]	$7 [5]
Ratio of expenses to average net assets[6]	0.60%	0.60%	0.60%	0.60%	0.58%	0.43%
Ratio of expenses to average net assets prior to
fees waived[6]	1.26%	1.21%	1.12%	1.16%	1.20%	0.95%
Ratio of net investment income to average net
assets	3.34%	2.12%	2.23%	2.75%	2.74%	2.87%
Ratio of net investment income to average net
assets prior to fees waived	2.68%	1.51%	1.71%	2.19%	2.12%	2.35%
Portfolio turnover	22%	16%	9%	10%	10%	7% [7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	Calculated using average shares outstanding.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the period ended September 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy California Municipal High Income Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					10/3/16
	3/31/22[1]	Year ended				to
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17[2]
Net asset value, beginning of period	$10.68	$10.48	$10.58	$9.98	$10.16	$10.00

Income (loss) from investment operations:
Net investment income[3]	0.12	0.21	0.21	0.26	0.25	0.25
Net realized and unrealized gain (loss)	(0.64)	0.20	(0.11)	0.60	(0.15)	0.15
Total from investment operations	(0.52)	0.41	0.10	0.86	0.10	0.40

Less dividends and distributions from:
Net investment income	(0.13)	(0.21)	(0.20)	(0.26)	(0.26)	(0.24)
Net realized gain	(0.11)	—	—	—	(0.02)	—
Total dividends and distributions	(0.24)	(0.21)	(0.20)	(0.26)	(0.28)	(0.24)

Net asset value, end of period	$9.92	$10.68	$10.48	$10.58	$9.98	$10.16

Total return[4]	(5.01% )	3.97%	1.01%	8.73%	0.93%	4.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$100	$1 [5]	$1 [5]	$1 [5]	$1 [5]	$1 [5]
Ratio of expenses to average net assets[6]	0.80%	0.80%	0.80%	0.80%	0.78%	0.60%
Ratio of expenses to average net assets prior to
fees waived[6]	1.12%	1.45%	1.35%	1.40%	1.44%	1.23%
Ratio of net investment income to average net
assets	2.33%	1.96%	2.03%	2.55%	2.56%	2.54%
Ratio of net investment income to average net
assets prior to fees waived	2.01%	1.31%	1.48%	1.95%	1.90%	1.91%
Portfolio turnover	22%	16%	9%	10%	10%	7% [7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	Calculated using average shares outstanding.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the period ended September 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Cash Management Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]		Year ended
	(Unaudited)		9/30/21		9/30/20		9/30/19		9/30/18	9/30/17
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income[2]	—	[3]	—	[3]	0.01		0.02		0.01	—	[3]
Net realized and unrealized gain	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Total from investment operations	—	[3]	—	[3]	0.01		0.02		0.01	—	[3]

Less dividends and distributions from:
Net investment income	—	[3]	—	[3]	(0.01)		(0.02)		(0.01)	—	[3]
Net realized gain	—	[3]	—		—		—		—	—
Total dividends and distributions	—	[3]	—	[3]	(0.01)		(0.02)		(0.01)	—	[3]

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total return[4]	0.03%	[5]	0.01%	[5]	0.69%	[5]	1.87%		1.11%	0.27%	[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$273,670		$454	[6]	$1,573	[6]	$1,257	[6]	$1,281 [6]	$1,378	[6]
Ratio of expenses to average net assets[7]	0.12%		0.18%		0.58%		0.71%		0.75%	0.74%
Ratio of expenses to average net assets prior to
fees waived[7]	0.69%		0.59%		0.63%		0.71%		0.75%	0.75%
Ratio of net investment income to average net
assets	0.04%		0.01%		0.64%		1.86%		1.03%	0.27%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.52%	)	(0.40%	)	0.59%		1.86%		1.03%	0.26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Cash Management Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]		Year ended
	(Unaudited)		9/30/21		9/30/20		9/30/19		9/30/18		9/30/17
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income[2]	—	[3]	—	[3]	—	[3]	0.01		—	[3]	—	[3]
Net realized and unrealized gain	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Total from investment operations	—	[3]	—	[3]	—	[3]	0.01		—	[3]	—	[3]

Less dividends and distributions from:
Net investment income	—	[3]	—	[3]	—	[3]	(0.01)		—		—	[3]
Net realized gain	—	[3]	—		—		—		—		—
Total dividends and distributions	—	[3]	—	[3]	—	[3]	(0.01)		—		—	[3]

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return[4]	0.03%	[5]	0.01%	[5]	0.17%	[5]	0.91%		0.24%	[5]	0.02%	[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$546		$1	[6]	$2	[6]	$1	[6]	$1	[6]	$2	[6]
Ratio of expenses to average net assets[7]	0.12%		0.18%		0.98%		1.65%		1.55%		0.98%
Ratio of expenses to average net assets prior to
fees waived[7]	2.16%		1.56%		1.53%		1.65%		1.68%		1.61%
Ratio of net investment income to average net
assets	0.04%		0.02%		0.12%		0.93%		0.08%		0.02%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(2.00%	)	(1.36%	)	(0.43%)		0.93%		(0.05%)		(0.61%)

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$6.54	$6.90	$6.54	$6.02	$6.27	$6.51

Income (loss) from investment operations:
Net investment income[2]	0.06	0.13	0.15	0.16	0.15	0.13
Net realized and unrealized gain (loss)	(0.53)	(0.01)	0.37	0.52	(0.26)	(0.12)
Total from investment operations	(0.47)	0.12	0.52	0.68	(0.11)	0.01

Less dividends and distributions from:
Net investment income	(0.06)	(0.14)	(0.16)	(0.16)	(0.14)	(0.14)
Net realized gain	(0.20)	(0.34)	—	—	—	(0.11)
Total dividends and distributions	(0.26)	(0.48)	(0.16)	(0.16)	(0.14)	(0.25)

Net asset value, end of period	$5.81	$6.54	$6.90	$6.54	$6.02	$6.27

Total return[3]	(7.49% )	1.59%	8.07%	11.48%	(1.72% )	0.39% [4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$278,001	$333 [5]	$355 [5]	$348 [5]	$364 [5]	$437 [5]
Ratio of expenses to average net assets[6]	0.96%	0.96%	1.00%	1.02%	1.05%	0.98%
Ratio of expenses to average net assets prior to
fees waived[6]	0.96%	0.96%	1.00%	1.02%	1.05%	0.99%
Ratio of net investment income to average net
assets	1.84%	1.89%	2.26%	2.54%	2.41%	2.09%
Ratio of net investment income to average net
assets prior to fees waived	1.84%	1.89%	2.26%	2.54%	2.41%	2.08%
Portfolio turnover	24%	72%	84%	63%	29%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$6.53	$6.89	$6.53	$6.01	$6.26	$6.50

Income (loss) from investment operations:
Net investment income[2]	0.03	0.07	0.09	0.10	0.09	0.08
Net realized and unrealized gain (loss)	(0.53)	(0.01)	0.37	0.52	(0.25)	(0.12)
Total from investment operations	(0.50)	0.06	0.46	0.62	(0.16)	(0.04)

Less dividends and distributions from:
Net investment income	(0.03)	(0.08)	(0.10)	(0.10)	(0.09)	(0.09)
Net realized gain	(0.20)	(0.34)	—	—	—	(0.11)
Total dividends and distributions	(0.23)	(0.42)	(0.10)	(0.10)	(0.09)	(0.20)

Net asset value, end of period	$5.80	$6.53	$6.89	$6.53	$6.01	$6.26

Total return[3]	(7.91% )	0.68%	7.13%	10.52%	(2.63% )	(0.46% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,854	$2 [4]	$4 [4]	$4 [4]	$4 [4]	$8 [4]
Ratio of expenses to average net assets[5]	1.94%	1.84%	1.89%	1.92%	1.94%	1.85%
Ratio of net investment income to average net
assets	0.85%	1.02%	1.37%	1.64%	1.48%	1.22%
Portfolio turnover	24%	72%	84%	63%	29%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Corporate Bond Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$6.54	$6.90	$6.54	$6.02	$6.27	$6.51

Income (loss) from investment operations:
Net investment income[2]	0.07	0.14	0.17	0.18	0.17	0.15
Net realized and unrealized gain (loss)	(0.53)	(0.01)	0.37	0.52	(0.26)	(0.12)
Total from investment operations	(0.46)	0.13	0.54	0.70	(0.09)	0.03

Less dividends and distributions from:
Net investment income	(0.07)	(0.15)	(0.18)	(0.18)	(0.16)	(0.16)
Net realized gain	(0.20)	(0.34)	—	—	—	(0.11)
Total dividends and distributions	(0.27)	(0.49)	(0.18)	(0.18)	(0.16)	(0.27)

Net asset value, end of period	$5.81	$6.54	$6.90	$6.54	$6.02	$6.27

Total return[3]	(7.39% )	1.87%	8.39%	11.84%	(1.41% )	0.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$336,572	$442 [4]	$460 [4]	$523 [4]	$545 [4]	$672 [4]
Ratio of expenses to average net assets[5]	0.70%	0.70%	0.71%	0.70%	0.72%	0.69%
Ratio of net investment income to average net
assets	2.09%	2.15%	2.55%	2.86%	2.74%	2.39%
Portfolio turnover	24%	72%	84%	63%	29%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Corporate Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended				10/16/17
	3/31/22[1]	Year ended			to
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18[2]
Net asset value, beginning of period	$6.54	$6.90	$6.54	$6.01	$6.28

Income (loss) from investment operations:
Net investment income[3]	0.07	0.15	0.18	0.19	0.17
Net realized and unrealized gain (loss)	(0.53)	(0.01)	0.37	0.53	(0.28)
Total from investment operations	(0.46)	0.14	0.55	0.72	(0.11)

Less dividends and distributions from:
Net investment income	(0.07)	(0.16)	(0.19)	(0.19)	(0.16)
Net realized gain	(0.20)	(0.34)	—	—	—
Total dividends and distributions	(0.27)	(0.50)	(0.19)	(0.19)	(0.16)

Net asset value, end of period	$5.81	$6.54	$6.90	$6.54	$6.01

Total return[4]	(7.35% )	2.00%	8.56%	12.19%	(1.77% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,908	$38 [5]	$59 [5]	$43 [5]	$44 [5]
Ratio of expenses to average net assets[6]	0.53%	0.55%	0.55%	0.55%	0.57%
Ratio of net investment income to average net assets	2.21%	2.31%	2.69%	3.00%	3.06%
Portfolio turnover	24%	72%	84%	63%	29% [7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the period ended September 30, 2018.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Corporate Bond Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended				10/16/17
	3/31/22[1]	Year ended			to
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18[2]
Net asset value, beginning of period	$6.54	$6.90	$6.53	$6.01	$6.28

Income (loss) from investment operations:
Net investment income[3]	0.06	0.13	0.15	0.16	0.15
Net realized and unrealized gain (loss)	(0.53)	(0.02)	0.38	0.53	(0.29)
Total from investment operations	(0.47)	0.11	0.53	0.69	(0.14)

Less dividends and distributions from:
Net investment income	(0.06)	(0.13)	(0.16)	(0.17)	(0.13)
Net realized gain	(0.20)	(0.34)	—	—	—
Total dividends and distributions	(0.26)	(0.47)	(0.16)	(0.17)	(0.13)

Net asset value, end of period	$5.81	$6.54	$6.90	$6.53	$6.01

Total return[4]	(7.49% )	1.58%	8.29%	11.62%	(2.16% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$231	$— [5,6]	$— [5,6]	$— [5,6]	$— [5,6]
Ratio of expenses to average net assets[7]	0.92%	0.95%	0.94%	0.93%	1.00%
Ratio of net investment income to average net assets	1.87%	1.90%	2.32%	2.62%	2.62%
Portfolio turnover	24%	72%	84%	63%	29% [8]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Net assets reported in millions.
[6]	Rounded less than $500 thousands.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	Portfolio turnover is representative of the Fund for the period ended September 30, 2018.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Crossover Credit Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					4/3/17
	3/31/22[1]	Year ended				to
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17[2]
Net asset value, beginning of period	$10.88	$11.28	$10.51	$9.64	$10.26	$10.00

Income (loss) from investment operations:
Net investment income[3]	0.10	0.21	0.28	0.32	0.30	0.13
Net realized and unrealized gain (loss)	(0.91)	0.33	0.77	0.90	(0.56)	0.23
Total from investment operations	(0.81)	0.54	1.05	1.22	(0.26)	0.36

Less dividends and distributions from:
Net investment income	(0.11)	(0.22)	(0.28)	(0.35)	(0.27)	(0.10)
Net realized gain	(0.48)	(0.72)	—	—	(0.09)	—
Total dividends and distributions	(0.59)	(0.94)	(0.28)	(0.35)	(0.36)	(0.10)

Net asset value, end of period	$9.48	$10.88	$11.28	$10.51	$9.64	$10.26

Total return[4]	(7.86% )	4.93%	10.18%	13.10%	(2.56% )	3.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,794	$7 [5]	$18 [5]	$12 [5]	$12 [5]	$11 [5]
Ratio of expenses to average net assets[6]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets prior to
fees waived[6]	1.50%	1.23%	1.21%	1.25%	1.19%	0.95%
Ratio of net investment income to average net
assets	2.02%	1.92%	2.64%	3.23%	3.07%	2.63%
Ratio of net investment income to average net
assets prior to fees waived	1.42%	1.59%	2.33%	2.88%	2.78%	2.58%
Portfolio turnover	32%	135%	165%	94%	85%	112% [7]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the period ended September 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Crossover Credit Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					4/3/17
	3/31/22[1]	Year ended				to
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17[2]
Net asset value, beginning of period	$10.88	$11.28	$10.51	$9.64	$10.26	$10.00

Income (loss) from investment operations:
Net investment income[3]	0.12	0.24	0.31	0.34	0.33	0.15
Net realized and unrealized gain (loss)	(0.92)	0.33	0.77	0.90	(0.56)	0.22
Total from investment operations	(0.80)	0.57	1.08	1.24	(0.23)	0.37

Less dividends and distributions from:
Net investment income	(0.12)	(0.25)	(0.31)	(0.37)	(0.30)	(0.11)
Net realized gain	(0.48)	(0.72)	—	—	(0.09)	—
Total dividends and distributions	(0.60)	(0.97)	(0.31)	(0.37)	(0.39)	(0.11)

Net asset value, end of period	$9.48	$10.88	$11.28	$10.51	$9.64	$10.26

Total return[4]	(7.74% )	5.19%	10.46%	13.39%	(2.41% )	3.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,439	$30 [5]	$39 [5]	$27 [5]	$23 [5]	$18 [5]
Ratio of expenses to average net assets[6]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to
fees waived[6]	1.12%	1.03%	1.06%	1.13%	1.06%	0.83%
Ratio of net investment income to average net
assets	2.26%	2.18%	2.89%	3.47%	3.33%	2.89%
Ratio of net investment income to average net
assets prior to fees waived	1.79%	1.80%	2.48%	2.99%	2.92%	2.71%
Portfolio turnover	32%	135%	165%	94%	85%	112% [7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the period ended September 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Crossover Credit Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					4/3/17
	3/31/22[1]	Year ended				to
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17[2]
Net asset value, beginning of period	$10.88	$11.28	$10.51	$9.64	$10.26	$10.00

Income (loss) from investment operations:
Net investment income[3]	0.12	0.24	0.30	0.34	0.33	0.15
Net realized and unrealized gain (loss)	(0.92)	0.33	0.78	0.90	(0.56)	0.22
Total from investment operations	(0.80)	0.57	1.08	1.24	(0.23)	0.37

Less dividends and distributions from:
Net investment income	(0.12)	(0.25)	(0.31)	(0.37)	(0.30)	(0.11)
Net realized gain	(0.48)	(0.72)	—	—	(0.09)	—
Total dividends and distributions	(0.60)	(0.97)	(0.31)	(0.37)	(0.39)	(0.11)

Net asset value, end of period	$9.48	$10.88	$11.28	$10.51	$9.64	$10.26

Total return[4]	(7.74% )	5.20%	10.46%	13.39%	(2.41% )	3.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,549	$6 [5]	$2 [5]	$1 [5]	$1 [5]	$1 [5]
Ratio of expenses to average net assets[6]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to
fees waived[6]	1.04%	0.87%	0.90%	0.98%	0.90%	0.69%
Ratio of net investment income to average net
assets	2.27%	2.17%	2.78%	3.48%	3.31%	2.87%
Ratio of net investment income to average net
assets prior to fees waived	1.88%	1.95%	2.53%	3.15%	3.06%	2.83%
Portfolio turnover	32%	135%	165%	94%	85%	112% [7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the period ended September 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Crossover Credit Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					4/3/17
	3/31/22[1]	Year ended				to
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17[2]
Net asset value, beginning of period	$10.88	$11.28	$10.51	$9.64	$10.26	$10.00

Income (loss) from investment operations:
Net investment income[3]	0.10	0.21	0.28	0.32	0.30	0.13
Net realized and unrealized gain (loss)	(0.91)	0.33	0.77	0.90	(0.56)	0.23
Total from investment operations	(0.81)	0.54	1.05	1.22	(0.26)	0.36

Less dividends and distributions from:
Net investment income	(0.11)	(0.22)	(0.28)	(0.35)	(0.27)	(0.10)
Net realized gain	(0.48)	(0.72)	—	—	(0.09)	—
Total dividends and distributions	(0.59)	(0.94)	(0.28)	(0.35)	(0.36)	(0.10)

Net asset value, end of period	$9.48	$10.88	$11.28	$10.51	$9.64	$10.26

Total return[4]	(7.87% )	4.93%	10.18%	13.10%	(2.56% )	3.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,139	$1 [5]	$1 [5]	$1 [5]	$1 [5]	$1 [5]
Ratio of expenses to average net assets[6]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets prior to
fees waived[6]	1.42%	1.26%	1.30%	1.37%	1.29%	1.08%
Ratio of net investment income to average net
assets	2.02%	1.93%	2.65%	3.23%	3.06%	2.63%
Ratio of net investment income to average net
assets prior to fees waived	1.50%	1.57%	2.25%	2.76%	2.67%	2.45%
Portfolio turnover	32%	135%	165%	94%	85%	112% [7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the period ended September 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Emerging Markets Local Currency Debt Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20	9/30/19		9/30/18	9/30/17
Net asset value, beginning of period	$8.74	$8.46	$8.68	$8.22		$9.47	$9.21

Income (loss) from investment operations:
Net investment income[2]	0.16	0.29	0.31	0.42		0.39	0.41
Net realized and unrealized gain (loss)	(0.91)	—	(0.43)	0.04		(1.40)	(0.15)
Total from investment operations	(0.75)	0.29	(0.12)	0.46		(1.01)	0.26

Less dividends and distributions from:
Net investment income	—	(0.01)	(0.10)	—		(0.24)	—
Total dividends and distributions	—	(0.01)	(0.10)	—		(0.24)	—

Net asset value, end of period	$7.99	$8.74	$8.46	$8.68		$8.22	$9.47

Total return[3]	(8.99% )	3.40%	(1.39% )	5.73%		(11.01% )	2.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,621	$3 [4]	$8 [4]	$9	[4]	$12 [4]	$13	[4]
Ratio of expenses to average net assets[5]	1.23%	1.23%	1.19%	1.21%		1.21%	1.25%
Ratio of expenses to average net assets prior to
fees waived[5]	2.15%	1.63%	1.50%	1.44%		1.45%	1.63%
Ratio of net investment income to average net
assets	3.78%	3.21%	3.63%	4.94%		4.28%	4.45%
Ratio of net investment income to average net
assets prior to fees waived	2.86%	2.81%	3.32%	4.71%		4.04%	4.07%
Portfolio turnover	39%	120%	121%	111%		90%	63%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Emerging Markets Local Currency Debt Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21		9/30/20	9/30/19		9/30/18	9/30/17
Net asset value, beginning of period	$8.45	$8.20		$8.47	$8.06		$9.28	$9.09

Income (loss) from investment operations:
Net investment income[2]	0.12	0.23		0.25	0.36		0.31	0.34
Net realized and unrealized gain (loss)	(0.87)	0.02		(0.43)	0.05		(1.37)	(0.15)
Total from investment operations	(0.75)	0.25		(0.18)	0.41		(1.06)	0.19

Less dividends and distributions from:
Net investment income	—	—		(0.09)	—		(0.16)	—
Total dividends and distributions	—	—		(0.09)	—		(0.16)	—

Net asset value, end of period	$7.70	$8.45		$8.20	$8.47		$8.06	$9.28

Total return[3]	(9.41% )	3.05%		(2.14% )	5.09%		(11.56% )	2.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$74	$—	[4,5]	$2 [4]	$2	[4]	$2 [4]	$2	[4]
Ratio of expenses to average net assets[6]	2.00%	1.84%		1.83%	1.85%		1.86%	1.97%
Ratio of expenses to average net assets prior to
fees waived[6]	2.80%	2.24%		2.14%	2.08%		2.10%	2.27%
Ratio of net investment income to average net
assets	2.99%	2.66%		3.02%	4.36%		3.54%	3.81%
Ratio of net investment income to average net
assets prior to fees waived	2.19%	2.24%		2.71%	4.13%		3.30%	3.51%
Portfolio turnover	39%	120%		121%	111%		90%	63%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Rounded less than $500 thousands.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Emerging Markets Local Currency Debt Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$8.87	$8.57	$8.77	$8.28	$9.54	$9.25

Income (loss) from investment operations:
Net investment income[2]	0.18	0.33	0.35	0.47	0.43	0.46
Net realized and unrealized gain (loss)	(0.92)	—	(0.44)	0.04	(1.41)	(0.17)
Total from investment operations	(0.74)	0.33	(0.09)	0.51	(0.98)	0.29

Less dividends and distributions from:
Net investment income	—	(0.03)	(0.11)	(0.02)	(0.28)	—
Total dividends and distributions	—	(0.03)	(0.11)	(0.02)	(0.28)	—

Net asset value, end of period	$8.13	$8.87	$8.57	$8.77	$8.28	$9.54

Total return[3]	(8.86% )	3.88%	(1.07% )	6.17%	(10.56% )	3.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,404	$28 [4]	$28 [4]	$77 [4]	$80 [4]	$45	[4]
Ratio of expenses to average net assets[5]	0.80%	0.80%	0.80%	0.80%	0.80%	0.91%
Ratio of expenses to average net assets prior to
fees waived[5]	1.50%	1.42%	1.29%	1.21%	1.23%	1.39%
Ratio of net investment income to average net
assets	4.20%	3.64%	4.07%	5.43%	4.80%	4.96%
Ratio of net investment income to average net
assets prior to fees waived	3.50%	3.02%	3.58%	5.02%	4.37%	4.48%
Portfolio turnover	39%	120%	121%	111%	90%	63%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$8.86	$8.57	$8.77	$8.28	$9.54	$9.25

Income (loss) from investment operations:
Net investment income[2]	0.18	0.32	0.36	0.46	0.44	0.46
Net realized and unrealized gain (loss)	(0.91)	—	(0.45)	0.05	(1.42)	(0.17)
Total from investment operations	(0.73)	0.32	(0.09)	0.51	(0.98)	0.29

Less dividends and distributions from:
Net investment income	—	(0.03)	(0.11)	(0.02)	(0.28)	—
Total dividends and distributions	—	(0.03)	(0.11)	(0.02)	(0.28)	—

Net asset value, end of period	$8.13	$8.86	$8.57	$8.77	$8.28	$9.54

Total return[3]	(8.76% )	3.76%	(1.07% )	6.17%	(10.56% )	3.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,656	$21 [4]	$20 [4]	$34 [4]	$41 [4]	$52	[4]
Ratio of expenses to average net assets[5]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets prior to
fees waived[5]	1.32%	1.21%	1.12%	1.04%	1.05%	1.11%
Ratio of net investment income to average net
assets	4.19%	3.57%	4.12%	5.36%	4.83%	4.95%
Ratio of net investment income to average net
assets prior to fees waived	3.67%	3.16%	3.80%	5.12%	4.58%	4.64%
Portfolio turnover	39%	120%	121%	111%	90%	63%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20	9/30/19		9/30/18	9/30/17
Net asset value, beginning of period	$8.75	$8.46	$8.69	$8.22		$9.48	$9.21

Income (loss) from investment operations:
Net investment income[2]	0.16	0.27	0.31	0.43		0.37	0.41
Net realized and unrealized gain (loss)	(0.91)	0.03	(0.44)	0.04		(1.39)	(0.14)
Total from investment operations	(0.75)	0.30	(0.13)	0.47		(1.02)	0.27

Less dividends and distributions from:
Net investment income	—	(0.01)	(0.10)	—		(0.24)	—
Total dividends and distributions	—	(0.01)	(0.10)	—		(0.24)	—

Net asset value, end of period	$8.00	$8.75	$8.46	$8.69		$8.22	$9.48

Total return[3]	(9.09% )	3.52%	(1.51% )	5.72%		(11.00% )	2.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$232	$— [4,5]	$2 [4]	$3	[4]	$3 [4]	$3	[4]
Ratio of expenses to average net assets[6]	1.25%	1.20%	1.19%	1.21%		1.21%	1.25%
Ratio of expenses to average net assets prior to
fees waived[6]	1.77%	1.60%	1.51%	1.44%		1.45%	1.63%
Ratio of net investment income to average net
assets	3.76%	3.04%	3.65%	4.99%		4.11%	4.48%
Ratio of net investment income to average net
assets prior to fees waived	3.24%	2.64%	3.33%	4.76%		3.87%	4.10%
Portfolio turnover	39%	120%	121%	111%		90%	63%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets reported in millions.
[5]	Rounded less than $500 thousands.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Government Securities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$5.61	$5.78	$5.59	$5.23	$5.43	$5.60

Income (loss) from investment operations:
Net investment income[2]	0.01	0.03	0.06	0.08	0.06	0.06
Net realized and unrealized gain (loss)	(0.34)	(0.14)	0.20	0.37	(0.19)	(0.16)
Total from investment operations	(0.33)	(0.11)	0.26	0.45	(0.13)	(0.10)

Less dividends and distributions from:
Net investment income	(0.02)	(0.06)	(0.07)	(0.09)	(0.07)	(0.07)
Total dividends and distributions	(0.02)	(0.06)	(0.07)	(0.09)	(0.07)	(0.07)

Net asset value, end of period	$5.26	$5.61	$5.78	$5.59	$5.23	$5.43

Total return[3]	(5.85% )	(1.94% )	4.75%	8.59%	(2.35% )	(1.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$66,400	$79 [4]	$96 [4]	$68 [4]	$71 [4]	$87 [4]
Ratio of expenses to average net assets[5]	0.97%	0.97%	0.98%	1.00%	1.04%	1.02%
Ratio of expenses to average net assets prior to
fees waived[5]	1.12%	1.00%	1.05%	1.13%	1.16%	1.10%
Ratio of net investment income to average net
assets	0.54%	0.59%	1.07%	1.47%	1.19%	1.20%
Ratio of net investment income to average net
assets prior to fees waived	0.39%	0.56%	1.00%	1.34%	1.07%	1.04%
Portfolio turnover	51%	31%	43%	12%	42%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Government Securities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]		Year ended
	(Unaudited)		9/30/21	9/30/20		9/30/19		9/30/18		9/30/17
Net asset value, beginning of period	$5.61		$5.78	$5.59		$5.23		$5.43		$5.60

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)		(0.01)	0.01		0.03		0.01		0.01
Net realized and unrealized gain (loss)	(0.35)		(0.15)	0.20		0.37		(0.18)		(0.15)
Total from investment operations	(0.36)		(0.16)	0.21		0.40		(0.17)		(0.14)

Less dividends and distributions from:
Net investment income	—	[3]	(0.01)	(0.02)		(0.04)		(0.03)		(0.03)
Total dividends and distributions	—	[3]	(0.01)	(0.02)		(0.04)		(0.03)		(0.03)

Net asset value, end of period	$5.25		$5.61	$5.78		$5.59		$5.23		$5.43

Total return[4]	(6.42%	)[5]	(2.75% )	3.83%	[5]	7.61%	[5]	(3.14%	)[5]	(2.58%	)[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$738		$1 [6]	$2	[6]	$1	[6]	$1	[6]	$2	[6]
Ratio of expenses to average net assets[7]	1.84%		1.82%	1.86%		1.88%		1.88%		1.88%
Ratio of expenses to average net assets prior to
fees waived[7]	1.92%		1.82%	1.90%		1.95%		2.16%		1.95%
Ratio of net investment income (loss) to average
net assets	(0.33%	)	(0.26% )	0.18%		0.59%		0.24%		0.26%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.41%	)	(0.26% )	0.14%		0.52%		(0.04%	)	0.19%
Portfolio turnover	51%		31%	43%		12%		42%		37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Government Securities Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$5.61	$5.78	$5.59	$5.23	$5.43	$5.60

Income (loss) from investment operations:
Net investment income[2]	0.02	0.05	0.08	0.09	0.08	0.07
Net realized and unrealized gain (loss)	(0.34)	(0.15)	0.20	0.37	(0.19)	(0.15)
Total from investment operations	(0.32)	(0.10)	0.28	0.46	(0.11)	(0.08)

Less dividends and distributions from:
Net investment income	(0.03)	(0.07)	(0.09)	(0.10)	(0.09)	(0.09)
Total dividends and distributions	(0.03)	(0.07)	(0.09)	(0.10)	(0.09)	(0.09)

Net asset value, end of period	$5.26	$5.61	$5.78	$5.59	$5.23	$5.43

Total return[3]	(5.73% )	(1.69% )	5.01%	8.89%	(2.10% )	(1.44% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$121,011	$130 [4]	$140 [4]	$93 [4]	$124 [4]	$303 [4]
Ratio of expenses to average net assets[5]	0.72%	0.72%	0.72%	0.72%	0.78%	0.74%
Ratio of expenses to average net assets prior to
fees waived[5]	0.79%	0.76%	0.77%	0.77%	0.82%	0.76%
Ratio of net investment income to average net
assets	0.78%	0.84%	1.32%	1.75%	1.46%	1.38%
Ratio of net investment income to average net
assets prior to fees waived	0.71%	0.80%	1.27%	1.70%	1.42%	1.36%
Portfolio turnover	51%	31%	43%	12%	42%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Government Securities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					10/16/17
	3/31/22[1]		Year ended			to
	(Unaudited)		9/30/21	9/30/20	9/30/19	9/30/18[2]
Net asset value, beginning of period	$5.61		$5.78	$5.59	$5.23	$5.43

Income (loss) from investment operations:
Net investment income[3]	0.02		0.05	0.08	0.10	0.08
Net realized and unrealized gain (loss)	(0.34)		(0.14)	0.20	0.37	(0.19)
Total from investment operations	(0.32)		(0.09)	0.28	0.47	(0.11)

Less dividends and distributions from:
Net investment income	(0.03)		(0.08)	(0.09)	(0.11)	(0.09)
Total dividends and distributions	(0.03)		(0.08)	(0.09)	(0.11)	(0.09)

Net asset value, end of period	$5.26		$5.61	$5.78	$5.59	$5.23

Total return[4]	(5.69%	)[5]	(1.57% )	5.13%	9.01%	(1.99% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$126,484		$138 [6]	$172 [6]	$120 [6]	$179 [6]
Ratio of expenses to average net assets[7]	0.63%		0.60%	0.61%	0.61%	0.63%
Ratio of expenses to average net assets prior to fees waived[7]	0.64%		0.60%	0.61%	0.61%	0.63%
Ratio of net investment income to average net assets	0.88%		0.96%	1.44%	1.86%	1.74%
Ratio of net investment income to average net assets prior to
fees waived	0.87%		0.96%	1.44%	1.86%	1.74%
Portfolio turnover	51%		31%	43%	12%	42% [8]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	Portfolio turnover is representative of the Fund for the period ended September 30, 2018.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy High Yield Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended								5/18/17
	3/31/22[1]		Year ended						to
	(Unaudited)		9/30/21		9/30/20	9/30/19		9/30/18	9/30/17[2]
Net asset value, beginning of period	$10.24		$9.72		$9.88	$9.81		$10.15	$10.00

Income (loss) from investment operations:
Net investment income[3]	0.23		0.47		0.48	0.52		0.48	0.16
Net realized and unrealized gain (loss)	(0.63)		0.54		(0.16)	0.06		(0.30)	0.10
Total from investment operations	(0.40)		1.01		0.32	0.58		0.18	0.26

Less dividends and distributions from:
Net investment income	(0.23)		(0.49)		(0.48)	(0.51)		(0.49)	(0.11)
Net realized gain	(0.27)		—		—	—		(0.03)	—
Total dividends and distributions	(0.50)		(0.49)		(0.48)	(0.51)		(0.52)	(0.11)

Net asset value, end of period	$9.34		$10.24		$9.72	$9.88		$9.81	$10.15

Total return[4]	(4.06%	)[5]	10.50%	[5]	3.40% [5]	6.27%	[5]	1.71% [5]	2.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,677		$14	[6]	$15 [6]	$10	[6]	$8 [6]	$6 [6]
Ratio of expenses to average net assets[7]	0.99%		0.99%		0.99%	1.00%		1.00%	1.00%
Ratio of expenses to average net assets prior to
fees waived[7]	1.23%		1.13%		1.16%	1.15%		1.11%	1.00%
Ratio of net investment income to average net
assets	4.64%		4.64%		5.02%	5.32%		4.83%	4.22%
Ratio of net investment income to average net
assets prior to fees waived	4.40%		4.50%		4.85%	5.17%		4.72%	4.22%
Portfolio turnover	22%		83%		80%	69%		81%	60% [8]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy High Yield Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					5/18/17
	3/31/22[1]	Year ended				to
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17[2]
Net asset value, beginning of period	$10.25	$9.72	$9.88	$9.81	$10.15	$10.00

Income (loss) from investment operations:
Net investment income[3]	0.24	0.50	0.51	0.54	0.51	0.17
Net realized and unrealized gain (loss)	(0.63)	0.54	(0.17)	0.07	(0.31)	0.10
Total from investment operations	(0.39)	1.04	0.34	0.61	0.20	0.27

Less dividends and distributions from:
Net investment income	(0.24)	(0.51)	(0.50)	(0.54)	(0.51)	(0.12)
Net realized gain	(0.27)	—	—	—	(0.03)	—
Total dividends and distributions	(0.51)	(0.51)	(0.50)	(0.54)	(0.54)	(0.12)

Net asset value, end of period	$9.35	$10.25	$9.72	$9.88	$9.81	$10.15

Total return[4]	(3.93% )	10.91%	3.68%	6.44%	2.10%	2.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,647	$85 [5]	$87 [5]	$54 [5]	$46 [5]	$22 [5]
Ratio of expenses to average net assets[6]	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of expenses to average net assets prior to
fees waived[6]	0.95%	0.97%	1.01%	1.02%	1.00%	0.87%
Ratio of net investment income to average net
assets	4.88%	4.90%	5.30%	5.60%	5.14%	4.55%
Ratio of net investment income to average net
assets prior to fees waived	4.65%	4.65%	5.01%	5.30%	4.86%	4.40%
Portfolio turnover	22%	83%	80%	69%	81%	60% [7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy High Yield Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					5/18/17[1]
	3/31/22[2]	Year ended				to
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$10.24	$9.71	$9.88	$9.80	$10.15	$10.00

Income (loss) from investment operations:
Net investment income[3]	0.24	0.50	0.51	0.54	0.51	0.17
Net realized and unrealized gain (loss)	(0.62)	0.54	(0.18)	0.08	(0.32)	0.10
Total from investment operations	(0.38)	1.04	0.33	0.62	0.19	0.27

Less dividends and distributions from:
Net investment income	(0.25)	(0.51)	(0.50)	(0.54)	(0.51)	(0.12)
Net realized gain	(0.27)	—	—	—	(0.03)	—
Total dividends and distributions	(0.52)	(0.51)	(0.50)	(0.54)	(0.54)	(0.12)

Net asset value, end of period	$9.34	$10.24	$9.71	$9.88	$9.80	$10.15

Total return[4]	(3.93% )	10.92%	3.58%	6.55%	2.00%	2.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,734	$35 [5]	$40 [5]	$38 [5]	$32 [5]	$35 [5]
Ratio of expenses to average net assets[6]	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of expenses to average net assets prior to
fees waived[6]	0.83%	0.80%	0.83%	0.84%	0.83%	0.73%
Ratio of net investment income to average net
assets	4.87%	4.91%	5.29%	5.59%	5.10%	4.44%
Ratio of net investment income to average net
assets prior to fees waived	4.76%	4.83%	5.18%	5.47%	4.99%	4.43%
Portfolio turnover	22%	83%	80%	69%	81%	60% [7]
[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy International Small Cap Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					1/10/17
	3/31/22[1]	Year ended				to
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17[2]
Net asset value, beginning of period	$16.09	$12.42	$11.38	$12.28	$12.06	$10.00

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.03)	0.07	0.06	0.11	0.10	0.09
Net realized and unrealized gain (loss)	(1.85)	3.64	1.19	(0.85)	0.14	1.97
Total from investment operations	(1.88)	3.71	1.25	(0.74)	0.24	2.06

Less dividends and distributions from:
Net investment income	(0.84)	(0.04)	(0.21)	(0.14)	(0.02)	—
Net realized gain	(1.61)	—	—	(0.02)	—	—
Total dividends and distributions	(2.45)	(0.04)	(0.21)	(0.16)	(0.02)	—

Net asset value, end of period	$11.76	$16.09	$12.42	$11.38	$12.28	$12.06

Total return[4]	(12.92% )	29.97%	11.04%	(5.92% )	1.98%	20.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,325	$8 [5]	$16 [5]	$16 [5]	$18 [5]	$13 [5]
Ratio of expenses to average net assets[6]	1.37%	1.37%	1.37%	1.39%	1.45%	1.45%
Ratio of expenses to average net assets prior to
fees waived[6]	1.90%	1.59%	1.57%	1.58%	1.54%	1.61%
Ratio of net investment income (loss) to average
net assets	(0.49% )	0.48%	0.50%	1.02%	0.79%	1.11%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(1.02% )	0.26%	0.30%	0.83%	0.70%	0.95%
Portfolio turnover	82%	47%	75%	73%	60%	38% [7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy International Small Cap Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended								1/10/17[1]
	3/31/22[2]	Year ended							to
	(Unaudited)	9/30/21		9/30/20		9/30/19	9/30/18		9/30/17
Net asset value, beginning of period	$15.85	$12.29		$11.27		$12.14	$12.00		$10.00

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.08)	(0.05)		(0.03)		0.03	0.01		0.03
Net realized and unrealized gain (loss)	(1.82)	3.61		1.18		(0.84)	0.13		1.97
Total from investment operations	(1.90)	3.56		1.15		(0.81)	0.14		2.00

Less dividends and distributions from:
Net investment income	(0.73)	—		(0.13)		(0.04)	—		—
Net realized gain	(1.61)	—		—		(0.02)	—		—
Total dividends and distributions	(2.34)	—		(0.13)		(0.06)	—		—

Net asset value, end of period	$11.61	$15.85		$12.29		$11.27	$12.14		$12.00

Total return[4]	(13.26% )	28.97%		10.22%		(6.62% )	1.17%		20.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$308	$—	[5,6]	$2	[5]	$2 [5]	$2	[5]	$1 [5]
Ratio of expenses to average net assets[7]	2.12%	2.12%		2.13%		2.14%	2.22%		2.17%
Ratio of expenses to average net assets prior to
fees waived[7]	2.65%	2.34%		2.33%		2.33%	2.27%		2.33%
Ratio of net investment income (loss) to average
net assets	(1.23% )	(0.33%	)	(0.31%	)	0.25%	0.11%		0.39%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(1.76% )	(0.55%	)	(0.51%	)	0.06%	0.06%		0.23%
Portfolio turnover	82%	47%		75%		73%	60%		38% [8]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounded less than $500 thousands.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy International Small Cap Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					1/10/17[1]
	3/31/22[2]	Year ended				to
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$16.17	$12.47	$11.42	$12.33	$12.08	$10.00

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.01)	0.14	0.10	0.16	0.16	0.11
Net realized and unrealized gain (loss)	(1.85)	3.64	1.21	(0.87)	0.13	1.97
Total from investment operations	(1.86)	3.78	1.31	(0.71)	0.29	2.08

Less dividends and distributions from:
Net investment income	(0.90)	(0.08)	(0.26)	(0.18)	(0.04)	—
Net realized gain	(1.61)	—	—	(0.02)	—	—
Total dividends and distributions	(2.51)	(0.08)	(0.26)	(0.20)	(0.04)	—

Net asset value, end of period	$11.80	$16.17	$12.47	$11.42	$12.33	$12.08

Total return[4]	(12.68% )	30.45%	11.54%	(5.64% )	2.33%	20.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,698	$60 [5]	$77 [5]	$72 [5]	$66 [5]	$27 [5]
Ratio of expenses to average net assets[6]	0.99%	0.99%	0.99%	0.99%	1.12%	1.15%
Ratio of expenses to average net assets prior to
fees waived[6]	1.51%	1.40%	1.38%	1.37%	1.34%	1.45%
Ratio of net investment income (loss) to average
net assets	(0.15% )	0.96%	0.91%	1.47%	1.28%	1.42%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.67% )	0.55%	0.52%	1.09%	1.06%	1.12%
Portfolio turnover	82%	47%	75%	73%	60%	38% [7]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy International Small Cap Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					1/10/17[1]
	3/31/22[2]	Year ended				to
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$16.17	$12.46	$11.42	$12.32	$12.09	$10.00

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.01)	0.14	0.10	0.15	0.16	0.11
Net realized and unrealized gain (loss)	(1.86)	3.65	1.20	(0.85)	0.11	1.98
Total from investment operations	(1.87)	3.79	1.30	(0.70)	0.27	2.09

Less dividends and distributions from:
Net investment income	(0.90)	(0.08)	(0.26)	(0.18)	(0.04)	—
Net realized gain	(1.61)	—	—	(0.02)	—	—
Total dividends and distributions	(2.51)	(0.08)	(0.26)	(0.20)	(0.04)	—

Net asset value, end of period	$11.79	$16.17	$12.46	$11.42	$12.32	$12.09

Total return[4]	(12.74% )	30.55%	11.45%	(5.57% )	2.28%	20.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,482	$52 [5]	$69 [5]	$73 [5]	$82 [5]	$1 [5]
Ratio of expenses to average net assets[6]	0.99%	0.99%	0.99%	0.99%	1.13%	1.15%
Ratio of expenses to average net assets prior to
fees waived[6]	1.41%	1.22%	1.20%	1.20%	1.18%	1.31%
Ratio of net investment income (loss) to average
net assets	(0.11% )	0.92%	0.89%	1.40%	1.25%	1.41%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.53% )	0.69%	0.68%	1.19%	1.20%	1.25%
Portfolio turnover	82%	47%	75%	73%	60%	38% [7]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy International Small Cap Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended					1/10/17[1]
	3/31/22[2]	Year ended				to
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$16.09	$12.42	$11.37	$12.28	$12.06	$10.00

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.04)	0.07	0.03	0.08	0.14	0.09
Net realized and unrealized gain (loss)	(1.84)	3.64	1.23	(0.83)	0.10	1.97
Total from investment operations	(1.88)	3.71	1.26	(0.75)	0.24	2.06

Less dividends and distributions from:
Net investment income	(0.84)	(0.04)	(0.21)	(0.14)	(0.02)	—
Net realized gain	(1.61)	—	—	(0.02)	—	—
Total dividends and distributions	(2.45)	(0.04)	(0.21)	(0.16)	(0.02)	—

Net asset value, end of period	$11.76	$16.09	$12.42	$11.37	$12.28	$12.06

Total return[4]	(12.92% )	29.97%	11.14%	(6.00% )	1.98%	20.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79	$— [5,6]	$1 [5]	$1 [5]	$5 [5]	$1 [5]
Ratio of expenses to average net assets[7]	1.37%	1.37%	1.37%	1.39%	1.45%	1.45%
Ratio of expenses to average net assets prior to
fees waived[7]	1.87%	1.63%	1.59%	1.63%	1.59%	1.70%
Ratio of net investment income (loss) to average
net assets	(0.52% )	0.50%	0.27%	0.71%	1.10%	1.11%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(1.02% )	0.24%	0.05%	0.47%	0.96%	0.86%
Portfolio turnover	82%	47%	75%	73%	60%	38% [8]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Net assets reported in millions.
[6]	Rounded less than $500 thousands.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Multi-Asset Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]		Year ended
	(Unaudited)		9/30/21		9/30/20		9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$11.28		$9.81		$10.58		$11.07	$11.02	$10.45

Income (loss) from investment operations:
Net investment income[2]	0.15		0.37		0.39		0.43	0.42	0.39
Net realized and unrealized gain (loss)	(0.26)		1.53		(0.61)		(0.13)	0.05	0.50
Total from investment operations	(0.11)		1.90		(0.22)		0.30	0.47	0.89

Less dividends and distributions from:
Net investment income	(0.35)		(0.43)		(0.42)		(0.45)	(0.41)	(0.30)
Net realized gain	—		—		(0.13)		(0.34)	(0.01)	(0.02)
Total dividends and distributions	(0.35)		(0.43)		(0.55)		(0.79)	(0.42)	(0.32)

Net asset value, end of period	$10.82		$11.28		$9.81		$10.58	$11.07	$11.02

Total return[3]	(1.00%	)[4,5]	19.57%	[5]	(2.10%	)[5]	3.22% [5]	4.41%	8.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77,497		$87	[6]	$88	[6]	$119 [6]	$131 [6]	$143 [6]
Ratio of expenses to average net assets[7]	1.21%		1.17%		1.20%		1.20%	1.24%	1.24%
Ratio of expenses to average net assets prior to
fees waived[7]	1.35%		1.24%		1.27%		1.24%	1.24%	1.24%
Ratio of net investment income to average net
assets	2.89%		3.38%		3.89%		4.06%	3.77%	3.64%
Ratio of net investment income to average net
assets prior to fees waived	2.75%		3.31%		3.82%		4.02%	3.77%	3.64%
Portfolio turnover	88%		57%		71%		54%	59%	84%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Payments from affiliates had no impact on net asset value and total return. See Note 2 in "Notes to financial statements" for additional information.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Multi-Asset Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]		Year ended
	(Unaudited)		9/30/21		9/30/20		9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$11.27		$9.81		$10.58		$11.07	$11.02	$10.46

Income (loss) from investment operations:
Net investment income[2]	0.19		0.29		0.32		0.35	0.33	0.31
Net realized and unrealized gain (loss)	(0.33)		1.51		(0.61)		(0.12)	0.06	0.50
Total from investment operations	(0.14)		1.80		(0.29)		0.23	0.39	0.81

Less dividends and distributions from:
Net investment income	(0.31)		(0.34)		(0.35)		(0.38)	(0.33)	(0.23)
Net realized gain	—		—		(0.13)		(0.34)	(0.01)	(0.02)
Total dividends and distributions	(0.31)		(0.34)		(0.48)		(0.72)	(0.34)	(0.25)

Net asset value, end of period	$10.82		$11.27		$9.81		$10.58	$11.07	$11.02

Total return[3]	(1.34%	)[4,5]	18.56%	[5]	(2.85%	)[5]	2.46% [5]	3.64%	7.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,000		$8	[6]	$10	[6]	$14 [6]	$16 [6]	$20 [6]
Ratio of expenses to average net assets[7]	2.01%		1.95%		1.96%		1.94%	1.98%	1.97%
Ratio of expenses to average net assets prior to
fees waived[7]	2.17%		2.02%		2.03%		1.98%	1.98%	1.97%
Ratio of net investment income to average net
assets	2.07%		2.61%		3.13%		3.31%	3.01%	2.87%
Ratio of net investment income to average net
assets prior to fees waived	1.91%		2.54%		3.06%		3.27%	3.01%	2.87%
Portfolio turnover	88%		57%		71%		54%	59%	84%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Payments from affiliates had no impact on net asset value and total return. See Note 2 in "Notes to financial statements" for additional information.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Multi-Asset Income Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]		Year ended
	(Unaudited)		9/30/21		9/30/20		9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$11.28		$9.81		$10.59		$11.07	$11.02	$10.46

Income (loss) from investment operations:
Net investment income[2]	0.15		0.42		0.43		0.47	0.45	0.41
Net realized and unrealized gain (loss)	(0.23)		1.53		(0.61)		(0.11)	0.06	0.51
Total from investment operations	(0.08)		1.95		(0.18)		0.36	0.51	0.92

Less dividends and distributions from:
Net investment income	(0.38)		(0.48)		(0.47)		(0.50)	(0.45)	(0.34)
Net realized gain	—		—		(0.13)		(0.34)	(0.01)	(0.02)
Total dividends and distributions	(0.38)		(0.48)		(0.60)		(0.84)	(0.46)	(0.36)

Net asset value, end of period	$10.82		$11.28		$9.81		$10.59	$11.07	$11.02

Total return[3]	(0.78%	)[4,5]	20.08%	[5]	(1.76%	)[5]	3.77% [5]	4.71% [5]	8.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$165,998		$211	[6]	$220	[6]	$320 [6]	$354 [6]	$401 [6]
Ratio of expenses to average net assets[7]	0.75%		0.75%		0.75%		0.75%	0.93%	0.95%
Ratio of expenses to average net assets prior to
fees waived[7]	1.04%		0.99%		0.99%		0.97%	0.96%	0.95%
Ratio of net investment income to average net
assets	3.33%		3.81%		4.32%		4.51%	4.07%	3.88%
Ratio of net investment income to average net
assets prior to fees waived	3.04%		3.57%		4.08%		4.29%	4.04%	3.88%
Portfolio turnover	88%		57%		71%		54%	59%	84%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Payments from affiliates had no impact on net asset value and total return. See Note 2 in "Notes to financial statements" for additional information.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Multi-Asset Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21		9/30/20		9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$11.28	$9.82		$10.59		$11.08	$11.03	$10.46

Income (loss) from investment operations:
Net investment income[2]	0.21	0.43		0.44		0.47	0.47	0.43
Net realized and unrealized gain (loss)	(0.28)	1.51		(0.61)		(0.12)	0.05	0.52
Total from investment operations	(0.07)	1.94		(0.17)		0.35	0.52	0.95

Less dividends and distributions from:
Net investment income	(0.38)	(0.48)		(0.47)		(0.50)	(0.46)	(0.36)
Net realized gain	—	—		(0.13)		(0.34)	(0.01)	(0.02)
Total dividends and distributions	(0.38)	(0.48)		(0.60)		(0.84)	(0.47)	(0.38)

Net asset value, end of period	$10.83	$11.28		$9.82		$10.59	$11.08	$11.03

Total return[3]	(0.68% ) [4,5]	19.95%	[5]	(1.66% )	[5]	3.69% [5]	4.96% [5]	9.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,298	$2	[6]	$3	[6]	$4 [6]	$4 [6]	$4 [6]
Ratio of expenses to average net assets[7]	0.75%	0.75%		0.75%		0.75%	0.79%	0.78%
Ratio of expenses to average net assets prior to
fees waived[7]	0.90%	0.84%		0.84%		0.92%	0.80%	0.78%
Ratio of net investment income to average net
assets	3.35%	3.91%		4.34%		4.50%	4.23%	4.09%
Ratio of net investment income to average net
assets prior to fees waived	3.20%	3.82%		4.25%		4.33%	4.22%	4.09%
Portfolio turnover	88%	57%		71%		54%	59%	84%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Payments from affiliates had no impact on net asset value and total return. See Note 2 in "Notes to financial statements" for additional information.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Multi-Asset Income Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21		9/30/20		9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$11.28	$9.82		$10.59		$11.07	$11.02	$10.45

Income (loss) from investment operations:
Net investment income[2]	0.12	0.39		0.40		0.42	0.42	0.39
Net realized and unrealized gain (loss)	(0.22)	1.50		(0.61)		(0.10)	0.06	0.51
Total from investment operations	(0.10)	1.89		(0.21)		0.32	0.48	0.90

Less dividends and distributions from:
Net investment income	(0.36)	(0.43)		(0.43)		(0.46)	(0.42)	(0.31)
Net realized gain	—	—		(0.13)		(0.34)	(0.01)	(0.02)
Total dividends and distributions	(0.36)	(0.43)		(0.56)		(0.80)	(0.43)	(0.33)

Net asset value, end of period	$10.82	$11.28		$9.82		$10.59	$11.07	$11.02

Total return[3]	(0.95% ) [4,5]	19.50%	[5]	(2.06%	)[5]	3.33% [5]	4.45%	8.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$110	$—	[6,7]	$3	[6]	$4 [6]	$6 [6]	$5 [6]
Ratio of expenses to average net assets[8]	1.17%	1.15%		1.15%		1.17%	1.19%	1.17%
Ratio of expenses to average net assets prior to
fees waived[8]	1.32%	1.22%		1.22%		1.21%	1.19%	1.17%
Ratio of net investment income to average net
assets	2.91%	3.61%		3.95%		4.06%	3.82%	3.69%
Ratio of net investment income to average net
assets prior to fees waived	2.76%	3.54%		3.88%		4.02%	3.82%	3.69%
Portfolio turnover	88%	57%		71%		54%	59%	84%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Payments from affiliates had no impact on net asset value and total return. See Note 2 in "Notes to financial statements" for additional information.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Rounded less than $500 thousands.
[8]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Strategic Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$10.20	$9.92	$9.99	$9.97	$10.27	$10.26

Income (loss) from investment operations:
Net investment income[2]	0.23	0.41	0.42	0.44	0.42	0.39
Net realized and unrealized gain (loss)	(0.66)	0.33	(0.05)	0.06	(0.27)	0.04
Total from investment operations	(0.43)	0.74	0.37	0.50	0.15	0.43

Less dividends and distributions from:
Net investment income	(0.19)	(0.46)	(0.44)	(0.45)	(0.40)	(0.38)
Net realized gain	—	—	—	(0.03)	(0.05)	(0.04)
Total dividends and distributions	(0.19)	(0.46)	(0.44)	(0.48)	(0.45)	(0.42)

Net asset value, end of period	$9.58	$10.20	$9.92	$9.99	$9.97	$10.27

Total return[3]	(4.29% ) [4]	7.59%	3.84%	5.13%	1.53%	4.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$74,146	$87 [5]	$111 [5]	$120 [5]	$117 [5]	$123 [5]
Ratio of expenses to average net assets[6]	1.08%	1.04%	1.05%	1.05%	1.15%	1.15%
Ratio of expenses to average net assets prior to
fees waived[6]	1.26%	1.19%	1.17%	1.15%	1.16%	1.17%
Ratio of net investment income to average net
assets	4.27%	4.01%	4.35%	4.45%	4.14%	3.83%
Ratio of net investment income to average net
assets prior to fees waived	4.09%	3.86%	4.23%	4.35%	4.13%	3.81%
Portfolio turnover	34%	62%	59%	45%	48%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Payments from affiliates had no impact on net asset value and total return. See Note 2 in "Notes to financial statements" for additional information.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Strategic Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$10.19	$9.91	$9.98	$9.97	$10.27	$10.26

Income (loss) from investment operations:
Net investment income[2]	0.11	0.33	0.35	0.36	0.35	0.32
Net realized and unrealized gain (loss)	(0.58)	0.33	(0.06)	0.05	(0.27)	0.04
Total from investment operations	(0.47)	0.66	0.29	0.41	0.08	0.36

Less dividends and distributions from:
Net investment income	(0.15)	(0.38)	(0.36)	(0.37)	(0.33)	(0.31)
Net realized gain	—	—	—	(0.03)	(0.05)	(0.04)
Total dividends and distributions	(0.15)	(0.38)	(0.36)	(0.40)	(0.38)	(0.35)

Net asset value, end of period	$9.57	$10.19	$9.91	$9.98	$9.97	$10.27

Total return[3]	(4.66% ) [4]	6.77%	3.03%	4.21%	0.82%	3.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,686	$5 [5]	$5 [5]	$5 [5]	$6 [5]	$8 [5]
Ratio of expenses to average net assets[6]	1.82%	1.82%	1.83%	1.85%	1.85%	1.85%
Ratio of expenses to average net assets prior to
fees waived[6]	2.22%	2.05%	2.08%	2.04%	2.02%	1.98%
Ratio of net investment income to average net
assets	3.51%	3.22%	3.57%	3.65%	3.43%	3.13%
Ratio of net investment income to average net
assets prior to fees waived	3.11%	2.99%	3.32%	3.46%	3.26%	3.00%
Portfolio turnover	34%	62%	59%	45%	48%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Payments from affiliates had no impact on net asset value and total return. See Note 2 in "Notes to financial statements" for additional information.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Strategic Income Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$10.20	$9.92	$9.99	$9.98	$10.28	$10.27

Income (loss) from investment operations:
Net investment income[2]	0.28	0.45	0.46	0.48	0.45	0.42
Net realized and unrealized gain (loss)	(0.69)	0.33	(0.06)	0.05	(0.27)	0.05
Total from investment operations	(0.41)	0.78	0.40	0.53	0.18	0.47

Less dividends and distributions from:
Net investment income	(0.21)	(0.50)	(0.47)	(0.49)	(0.43)	(0.42)
Net realized gain	—	—	—	(0.03)	(0.05)	(0.04)
Total dividends and distributions	(0.21)	(0.50)	(0.47)	(0.52)	(0.48)	(0.46)

Net asset value, end of period	$9.58	$10.20	$9.92	$9.99	$9.98	$10.28

Total return[3]	(4.09% ) [4]	7.99%	4.23%	5.43%	1.95%	4.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$177,056	$241 [5]	$257 [5]	$315 [5]	$315 [5]	$320 [5]
Ratio of expenses to average net assets[6]	0.67%	0.67%	0.67%	0.67%	0.82%	0.85%
Ratio of expenses to average net assets prior to
fees waived[6]	0.98%	0.98%	0.96%	0.93%	0.93%	0.94%
Ratio of net investment income to average net
assets	4.65%	4.36%	4.73%	4.83%	4.46%	4.13%
Ratio of net investment income to average net
assets prior to fees waived	4.34%	4.05%	4.44%	4.57%	4.35%	4.04%
Portfolio turnover	34%	62%	59%	45%	48%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Payments from affiliates had no impact on net asset value and total return. See Note 2 in "Notes to financial statements" for additional information.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Strategic Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]		Year ended
	(Unaudited)		9/30/21		9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$10.21		$9.92		$9.99	$9.98	$10.28	$10.27

Income (loss) from investment operations:
Net investment income[2]	0.21		0.45		0.46	0.48	0.46	0.43
Net realized and unrealized gain (loss)	(0.63)		0.34		(0.06)	0.05	(0.27)	0.04
Total from investment operations	(0.42)		0.79		0.40	0.53	0.19	0.47

Less dividends and distributions from:
Net investment income	(0.21)		(0.50)		(0.47)	(0.49)	(0.44)	(0.42)
Net realized gain	—		—		—	(0.03)	(0.05)	(0.04)
Total dividends and distributions	(0.21)		(0.50)		(0.47)	(0.52)	(0.49)	(0.46)

Net asset value, end of period	$9.58		$10.21		$9.92	$9.99	$9.98	$10.28

Total return[3]	(4.19%	)[4,5]	8.09%	[5]	4.23% [5]	5.43% [5]	1.92% [5]	4.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,014		$1	[6]	$22 [6]	$48 [6]	$53 [6]	$61 [6]
Ratio of expenses to average net assets[7]	0.67%		0.67%		0.67%	0.67%	0.77%	0.77%
Ratio of expenses to average net assets prior to
fees waived[7]	0.86%		0.84%		0.80%	0.78%	0.78%	0.77%
Ratio of net investment income to average net
assets	4.68%		4.72%		4.71%	4.83%	4.52%	4.24%
Ratio of net investment income to average net
assets prior to fees waived	4.49%		4.55%		4.58%	4.72%	4.51%	4.24%
Portfolio turnover	34%		62%		59%	45%	48%	48%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Payments from affiliates had no impact on net asset value and total return. See Note 2 in "Notes to financial statements" for additional information.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Strategic Income Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]		Year ended
	(Unaudited)		9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$10.20		$9.92	$9.99	$9.97	$10.27	$10.26

Income (loss) from investment operations:
Net investment income[2]	0.30		0.44	0.42	0.44	0.42	0.40
Net realized and unrealized gain (loss)	(0.73)		0.30	(0.05)	0.06	(0.27)	0.04
Total from investment operations	(0.43)		0.74	0.37	0.50	0.15	0.44

Less dividends and distributions from:
Net investment income	(0.19)		(0.46)	(0.44)	(0.45)	(0.40)	(0.39)
Net realized gain	—		—	—	(0.03)	(0.05)	(0.04)
Total dividends and distributions	(0.19)		(0.46)	(0.44)	(0.48)	(0.45)	(0.43)

Net asset value, end of period	$9.58		$10.20	$9.92	$9.99	$9.97	$10.27

Total return[3]	(4.38%	)[4]	7.59%	3.85%	5.13%	1.58%	4.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$162		$— [5,6]	$7 [5]	$7 [5]	$8 [5]	$9 [5]
Ratio of expenses to average net assets[7]	1.07%		1.04%	1.05%	1.05%	1.10%	1.10%
Ratio of expenses to average net assets prior to
fees waived[7]	1.70%		1.21%	1.20%	1.18%	1.17%	1.19%
Ratio of net investment income to average net
assets	4.36%		4.32%	4.35%	4.46%	4.18%	3.89%
Ratio of net investment income to average net
assets prior to fees waived	3.73%		4.15%	4.20%	4.33%	4.11%	3.80%
Portfolio turnover	34%		62%	59%	45%	48%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Payments from affiliates had no impact on net asset value and total return. See Note 2 in "Notes to financial statements" for additional information.
[5]	Net assets reported in millions.
[6]	Rounded less than $500 thousands.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Total Return Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$10.16	$10.22	$10.22	$10.02	$10.11	$10.21

Income (loss) from investment operations:
Net investment income[2]	0.03	0.10	0.09	0.17	0.16	0.09
Net realized and unrealized gain (loss)	(0.61)	(0.04)	0.10	0.52	(0.18)	0.03
Total from investment operations	(0.58)	0.06	0.19	0.69	(0.02)	0.12

Less dividends and distributions from:
Net investment income	(0.09)	(0.02)	(0.16)	(0.49)	(0.07)	(0.13)
Net realized gain	(0.16)	(0.10)	(0.03)	—	—	(0.09)
Total dividends and distributions	(0.25)	(0.12)	(0.19)	(0.49)	(0.07)	(0.22)

Net asset value, end of period	$9.33	$10.16	$10.22	$10.22	$10.02	$10.11

Total return[3]	(6.05% )	0.77%	2.07%	7.23%	(0.22% )	1.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,595	$13 [4]	$23 [4]	$23 [4]	$21 [4]	$20 [4]
Ratio of expenses to average net assets[5]	1.31%	1.24%	1.22%	1.22%	1.22%	1.24%
Ratio of expenses to average net assets prior to
fees waived[5]	1.51%	1.42%	1.41%	1.40%	1.39%	1.43%
Ratio of net investment income to average net
assets	0.62%	0.95%	0.90%	1.74%	1.56%	0.88%
Ratio of net investment income to average net
assets prior to fees waived	0.42%	0.77%	0.71%	1.56%	1.39%	0.69%
Portfolio turnover	53%	119%	112%	121%	152%	190%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Total Return Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$10.03	$10.10	$10.10	$9.91	$10.05	$10.16

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)	0.02	0.02	0.10	0.09	0.02
Net realized and unrealized gain (loss)	(0.60)	(0.03)	0.10	0.51	(0.17)	0.02
Total from investment operations	(0.61)	(0.01)	0.12	0.61	(0.08)	0.04

Less dividends and distributions from:
Net investment income	(0.07)	(0.01)	(0.10)	(0.42)	(0.06)	(0.06)
Net realized gain	(0.16)	(0.05)	(0.02)	—	—	(0.09)
Total dividends and distributions	(0.23)	(0.06)	(0.12)	(0.42)	(0.06)	(0.15)

Net asset value, end of period	$9.19	$10.03	$10.10	$10.10	$9.91	$10.05

Total return[3]	(6.42% )	(0.17% )	1.32%	6.45%	(0.85% )	0.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$497	$1 [4]	$5 [4]	$4 [4]	$4 [4]	$4 [4]
Ratio of expenses to average net assets[5]	2.08%	1.95%	1.92%	1.92%	1.92%	1.91%
Ratio of expenses to average net assets prior to
fees waived[5]	2.45%	2.13%	2.11%	2.10%	2.09%	2.10%
Ratio of net investment income (loss) to average
net assets	(0.15% )	0.22%	0.20%	1.05%	0.86%	0.21%
Ratio of net investment income (loss) to average
net assets prior to fees waived	(0.52% )	0.04%	0.01%	0.87%	0.69%	0.02%
Portfolio turnover	53%	119%	112%	121%	152%	190%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy Total Return Bond Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$10.20	$10.25	$10.26	$10.06	$10.13	$10.23

Income (loss) from investment operations:
Net investment income[2]	0.05	0.12	0.11	0.20	0.18	0.11
Net realized and unrealized gain (loss)	(0.62)	(0.02)	0.09	0.51	(0.18)	0.03
Total from investment operations	(0.57)	0.10	0.20	0.71	— [3]	0.14

Less dividends and distributions from:
Net investment income	(0.10)	(0.03)	(0.18)	(0.51)	(0.07)	(0.15)
Net realized gain	(0.16)	(0.12)	(0.03)	—	—	(0.09)
Total dividends and distributions	(0.26)	(0.15)	(0.21)	(0.51)	(0.07)	(0.24)

Net asset value, end of period	$9.37	$10.20	$10.25	$10.26	$10.06	$10.13

Total return[4]	(5.95% )	0.96%	2.19%	7.45%	0.03%	1.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$66,703	$99 [5]	$102 [5]	$120 [5]	$123 [5]	$111 [5]
Ratio of expenses to average net assets[6]	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets prior to
fees waived[6]	1.22%	1.23%	1.24%	1.23%	1.21%	1.22%
Ratio of net investment income to average net
assets	0.92%	1.20%	1.12%	1.98%	1.79%	1.13%
Ratio of net investment income to average net
assets prior to fees waived	0.70%	0.98%	0.88%	1.75%	1.58%	0.91%
Portfolio turnover	53%	119%	112%	121%	152%	190%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Total Return Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/22[1]	Year ended
	(Unaudited)	9/30/21	9/30/20	9/30/19	9/30/18	9/30/17
Net asset value, beginning of period	$10.23	$10.28	$10.28	$10.08	$10.13	$10.24

Income (loss) from investment operations:
Net investment income[2]	0.05	0.14	0.13	0.21	0.18	0.14
Net realized and unrealized gain (loss)	(0.61)	(0.03)	0.09	0.51	(0.15)	— [3]
Total from investment operations	(0.56)	0.11	0.22	0.72	0.03	0.14

Less dividends and distributions from:
Net investment income	(0.11)	(0.03)	(0.19)	(0.52)	(0.08)	(0.16)
Net realized gain	(0.16)	(0.13)	(0.03)	—	—	(0.09)
Total dividends and distributions	(0.27)	(0.16)	(0.22)	(0.52)	(0.08)	(0.25)

Net asset value, end of period	$9.40	$10.23	$10.28	$10.28	$10.08	$10.13

Total return[4]	(5.89% )	1.08%	2.41%	7.57%	0.25%	1.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,295	$60 [5]	$56 [5]	$70 [5]	$89 [5]	$155 [5]
Ratio of expenses to average net assets[6]	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of expenses to average net assets prior to
fees waived[6]	1.08%	1.06%	1.07%	1.06%	1.05%	1.07%
Ratio of net investment income to average net
assets	1.05%	1.33%	1.24%	2.11%	1.79%	1.37%
Ratio of net investment income to average net
assets prior to fees waived	0.84%	1.14%	1.04%	1.92%	1.61%	1.17%
Portfolio turnover	53%	119%	112%	121%	152%	190%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Amount is less than $0.005 per share.
4

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

5	Net assets reported in millions.
6	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Ivy Funds

March 31, 2022 (Unaudited)

Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 45 series. These financial statements and the related notes pertain to 11 funds: Delaware Ivy California Municipal High Income Fund (formerly, Ivy California Municipal High Income Fund), Delaware Ivy Cash Management Fund (formerly, Ivy Cash Management Fund), Delaware Ivy Corporate Bond Fund (formerly, Ivy Corporate Bond Fund), Delaware Ivy Crossover Credit Fund (formerly, Ivy Crossover Credit Fund), Delaware Ivy Emerging Markets Local Currency Debt Fund (formerly, Delaware Ivy Pictet Emerging Markets Local Currency Debt Fund, and before that, Ivy Pictet Emerging Markets Local Currency Debt Fund), Delaware Ivy Government Securities Fund (formerly, Ivy Government Securities Fund), Delaware Ivy High Yield Fund (formerly, Delaware Ivy PineBridge High Yield Fund, and before that, Ivy PineBridge High Yield Fund), Delaware Ivy International Small Cap Fund (formerly, Ivy International Small Cap Fund), Delaware Ivy Multi-Asset Income Fund (formerly, Delaware Ivy Apollo Multi-Asset Income Fund, and before that, Ivy Apollo Multi-Asset Income Fund), Delaware Ivy Strategic Income Fund (formerly, Delaware Ivy Apollo Strategic Income Fund, and before that, Ivy Apollo Strategic Income Fund), and Delaware Ivy Total Return Bond Fund (formerly, Delaware Ivy Pictet Targeted Return Bond Fund, and before that, Ivy Pictet Targeted Return Bond Fund), (each a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds, except for Delaware Ivy Emerging Markets Local Currency Debt Fund are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Delaware Ivy Emerging Markets Local Currency Debt Fund is considered nondiversified.

Each Fund currently offers Class A shares. Each Fund (other than Delaware Ivy Crossover Credit Fund and Delaware Ivy High Yield Fund) offers Class C shares, and each Fund (other than Delaware Ivy Cash Management Fund, Delaware Ivy Government Securities Fund, Delaware Ivy High Yield Fund and Delaware Ivy Total Return Bond Fund) offers Class Y shares. On December 17, 2021, Delaware Ivy Total Return Bond Fund’s Class Y share class liquidated. In addition, each Fund (other than Delaware Ivy California Municipal High Income Fund which does not offer Class R6 shares and Delaware Ivy Cash Management Fund which does not offer Class I or Class R6 shares) offers Class I and Class R6 shares. Class A shares are subject to an initial sales charge. There is no front-end sales charge when you purchase $1 million or more ($250,000 or more for Delaware Ivy California Municipal High Income Fund) of Class A shares. However, if Delaware Distributors, L.P. (Distributor) or a predecessor distributor paid your financial intermediary a commission on your purchase that received an NAV breakpoint of Class A shares, for shares of the Funds purchased prior to July 1, 2021, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase; or if the Distributor paid your financial intermediary a commission on your purchase of $1 million ($250,000 or more for Delaware Ivy California Municipal High Income Fund) or more of Class A shares that received an NAV breakpoint, for shares purchased on or after July 1, 2021 that are subject to a CDSC, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Effective December 10, 2021, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class I shares, Class R6 shares and Class Y shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. At the close of business on September 30, 2021, Delaware Ivy Cash Management Fund closed to purchases by new investors, except for certain investors, such as those in certain advisory programs with specific financial intermediaries who have a written arrangement with the Funds’ distributor. The Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until five business days before the Fund’s liquidation date.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap contracts, CDS and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Liquidity Fee and/or Redemption Gates — Delaware Ivy Cash Management Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the 1940 Act. Delaware Ivy Cash Management Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended March 31, 2022, and for all open tax years (years ended September 30, 2018–September 30, 2021), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended March 31, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Notes to financial statements
Ivy Funds

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Delaware Ivy California Municipal High Income Fund, Delaware Ivy Cash Management Fund and Delaware Ivy Government Securities Fund declare dividends daily and pay monthly. Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, Delaware Ivy High Yield Fund, and Delaware Ivy Strategic Income Fund declare and pay dividends monthly. Delaware Ivy Emerging Markets Local Currency Debt Fund, Delaware Ivy Multi-Asset Fund, and Delaware Ivy Total Return Bond Fund declare and pay dividends quarterly. Delaware Ivy International Small Cap Fund declares and pays dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended March 31, 2022.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy California Municipal High
Income Fund	0.525% of net assets up to $500 million;
0.50% of net assets over $500 million and up to $1 billion;
0.45% of net assets over $1 billion and up to $1.5 billion;
0.40% of net assets over $1.5 billion and up to $5 billion;
0.395% of net assets over $5 billion and up to $10 billion;
0.39% of net assets over $10 billion and up to $15 billion;
0.385% of net assets over $15 billion.

Delaware Ivy Cash Management Fund	0.35% of net assets up to $1 billion;
0.30% of net assets over $1 billion.

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy Corporate Bond Fund	0.475% of net assets up to $1 billion;
0.45% of net assets over $1 billion and up to $1.5 billion;
0.40% of net assets over $1.5 billion.

Delaware Ivy Crossover Credit Fund	0.50% of net assets up to $500 million;
0.45% of net assets over $500 million and up to $1 billion;
0.425% of net assets over $1 billion and up to $2.5 billion;
0.40% of net assets over $2.5 billion and up to $5 billion;
0.375% of net assets over $5 billion.

Delaware Ivy Emerging Markets Local
Currency Debt Fund	0.75% of net assets up to $1 billion;
0.725% of net assets over $1 billion and up to $2 billion;
0.70% of net assets over $2 billion and up to $5 billion;
0.675% of net assets over $5 billion and up to $10 billion;
0.65% of net assets over $10 billion.

Delaware Ivy Government Securities Fund	0.50% of net assets up to $500 million;
0.45% of net assets over $500 million and up to $1 billion;
0.40% of net assets over $1 billion and up to $1.5 billion;
0.35% of net assets over $1.5 billion.

Delaware Ivy High Yield Fund	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion and up to $10 billion;
0.49% of net assets over $10 billion and up to $20 billion;
0.48% of net assets over $20 billion.

Delaware Ivy International Small Cap Fund	1.00% of net assets up to $1 billion;
0.95% of net assets over $1 billion and up to $2 billion;
0.90% of net assets over $2 billion and up to $5 billion;
0.85% of net assets over $5 billion.

Delaware Ivy Multi-Asset Income Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.61% of net assets over $2 billion and up to $3 billion;
0.58% of net assets over $3 billion.

Delaware Ivy Strategic Income Fund	0.68% of net assets up to $1 billion;
0.62% of net assets over $1 billion and up to $2 billion;
0.58% of net assets over $2 billion and up to $3 billion;
0.57% of net assets over $3 billion.

Delaware Ivy Total Return Bond Fund	0.90% of net assets up to $1 billion;
0.85% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $5 billion;
0.75% of net assets over $5 billion.

DMC has entered into sub-advisory agreements with the following entities on behalf of the Funds:

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), each of which is an affiliate of DMC (the Affiliated Sub-Advisors).

MIMAK is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. MIMAK is primarily responsible for the day-to-day management of Delaware Ivy Multi-Asset Income Fund's portfolio. With respect to the Funds for which MIMAK serves as a sub-advisor, DMC has principal responsibility for all investment advisory services and may seek investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK's specialized market knowledge.

Although DMC has principal responsibility for DMC’s portion of each Fund, DMC may seek investment advice and recommendations from MIMEL and DMC may also permit MIMEL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s specialized market knowledge.

Both DMC and MIMGL are primarily responsible for the day-to-day management of Delaware Ivy Total Return Bond Fund's portfolio. With respect to the Funds for which MIMGL serves as sub-advisor, DMC has principal responsibility for each Fund, and may seek investment advice and recommendations from MIMGL and DMC may also permit MIMGL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL’s specialized market knowledge.

MFMHKL is a part of MAM. With respect to the Funds for which MFMHKL serves as sub-advisor, DMC may permit MFMHKL to execute Fund security trades on behalf of DMC.

Pursuant to the terms of the relevant sub-advisory agreement, the investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Funds.

Prior to October 18, 2021 (for Delaware Ivy Emerging Markets Local Currency Debt Fund and Delaware Ivy Total Return Bond Fund), January 31, 2022 (for Delaware Ivy Corporate Bond Fund, Delaware Ivy Government Securities Fund, Delaware Ivy High Yield Fund, Delaware Ivy Multi-Asset Income Fund, and Delaware Ivy Strategic Income Fund), and February 28, 2022 (for Delaware Ivy California Municipal High Income Fund, Delaware Ivy Cash Management Fund, Delaware Ivy Crossover Credit Fund and Delaware Ivy International Small Cap Fund), the Funds had an Accounting and Administrative Services Agreement with Waddell & Reed Services Company (WRSCO), doing business as WI Services Company (WISC). Under the agreement, WISC acted as the agent in providing bookkeeping and accounting services and assistance to each Fund, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund paid WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	Annual Fee Rate
$0 to $10M	$$0.00
$10 to $25M	11.50
$25 to $50M	48.40
$50 to $100M	82.50
$100 to $200M	23.10
$200 to $350M	35.50
$350 to $550M	63.20
$550 to $750M	96.30
$750 to $1,000M	121.60
Over $1,000M	148.50

In addition, for each class of shares in excess of one, each Fund paid WISC a monthly per-class fee equal to 2.50% of the monthly accounting services base fee. Each Fund also paid WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee was voluntarily waived by WISC until each Fund’s net assets were at least $10 million and is included in “Accounting and administration expenses” on the "Statements of operations.”

Effective October 18, 2021 (for Delaware Ivy Emerging Markets Local Currency Debt Fund and Delaware Ivy Total Return Bond Fund), January 31, 2022 (for Delaware Ivy Corporate Bond Fund, Delaware Ivy Government Securities Fund, Delaware Ivy High Yield Fund, Delaware Ivy Multi-Asset Income Fund, and Delaware Ivy Strategic Income Fund), and February 28, 2022 (for Delaware Ivy California Municipal High Income Fund, Delaware Ivy Cash Management Fund, Delaware Ivy Crossover Credit Fund and Delaware Ivy International Small Cap Fund), Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” From October 18, 2021 (for Delaware Ivy Emerging Markets Local Currency Debt Fund and Delaware Ivy Total Return Bond Fund), January 31, 2022 (for Delaware Ivy Corporate Bond Fund, Delaware Ivy Government Securities Fund, Delaware Ivy High Yield Fund, Delaware Ivy Multi-Asset Income Fund, and Delaware Ivy Strategic Income Fund) and February 28, 2022 (for Delaware Ivy California Municipal High Income Fund, Delaware Ivy Cash Management Fund, Delaware Ivy Crossover Credit Fund and Delaware Ivy International Small Cap Fund), through March 31, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Ivy California Municipal High Income Fund	$336
Delaware Ivy Cash Management Fund	24,390
Delaware Ivy Corporate Bond Fund	16,039
Delaware Ivy Crossover Credit Fund	1,272
Delaware Ivy Emerging Markets Local Currency Debt Fund	2,630
Delaware Ivy Government Securities Fund	14,604
Delaware Ivy High Yield Fund	5,078
Delaware Ivy International Small Cap Fund	5,267
Delaware Ivy Multi-Asset Income Fund	15,585
Delaware Ivy Strategic Income Fund	13,428
Delaware Ivy Total Return Bond Fund	7,940

Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A and Class C shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1.00% of the average daily net assets of the class for the preceding month. For Class R6 shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1.00% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1.00% that is based on average daily net assets.

Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and 0.25% of the average daily net assets of the Class A, Class C, and Class Y shares, respectively. The fees are calculated daily and paid monthly. Class I and Class R6 shares do not pay 12b-1 fees.

Notes to financial statements
Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

From January 28, 2022 through January 28, 2023, DMC, DDLP and/or WRSCO, doing business as WISC, each Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows:

	Operating expense	Operating expense	Operating expense	Operating expense	Operating expense
	limitation as a	limitation as a	limitation as a	limitation as a	limitation as a
	percentage of	percentage of	percentage of	percentage of	percentage of
	average	average	average	average	average
	daily net assets	daily net assets	daily net assets	daily net assets	daily net assets
Fund	Class A	Class C	Class I	Class R6	Class Y
Delaware Ivy
California
Municipal High
Income Fund	0.80%	1.65%	0.60%	n/a	0.80%
Delaware Ivy Cash
Management
Fund	n/a	n/a	n/a	n/a	n/a
Delaware Ivy
Corporate Bond
Fund	n/a	n/a	n/a	n/a	n/a
Delaware Ivy
Crossover Credit
Fund	0.90%	n/a	0.65%	0.65%	0.90%
Delaware Ivy
Emerging
Markets Local
Currency Debt
Fund	1.23%	1.84%	0.80%	0.80%	1.20%
Delaware Ivy
Government
Securities Fund	0.97%	1.82%	0.72%	0.60%	n/a
Delaware Ivy High
Yield Fund	0.99%	n/a	0.72%	0.72%	n/a
Delaware Ivy
International
Small Cap Fund	1.37%	2.12%	0.99%	0.99%	1.37%
Delaware Ivy Multi-
Asset Income
Fund	1.17%	1.95%	0.75%	0.75%	1.15%
Delaware Ivy
Strategic Income
Fund	1.04%	1.82%	0.67%	0.67%	1.04%
Delaware Ivy Total
Return Bond
Fund	1.24%	1.95%	1.00%	0.87%	n/a

Prior to January 28, 2022, DMC, DDLP, the Funds’ distributor, and/or WRSCO, doing business as WISC, the Funds’ transfer agent, contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) as follows:

	Operating expense	Operating expense	Operating expense	Operating expense	Operating expense
	limitation as a	limitation as a	limitation as a	limitation as a	limitation as a
	percentage of	percentage of	percentage of	percentage of	percentage of
	average	average	average	average	average
	daily net assets	daily net assets	daily net assets	daily net assets	daily net assets
Fund	Class A	Class C	Class I	Class R6	Class Y
Delaware Ivy
California
Municipal High
Income Fund	0.80%	1.65%	0.60%	n/a	0.80%
Delaware Ivy Cash
Management
Fund	n/a	n/a	n/a	n/a	n/a
Delaware Ivy
Corporate Bond
Fund	n/a	n/a	n/a	n/a	n/a
Delaware Ivy
Crossover Credit
Fund	0.90%	n/a	0.65%	0.65%	0.90%
Delaware Ivy
Emerging
Markets Local
Currency Debt
Fund	1.23%	2.00%	0.80%	0.80%	1.25%
Delaware Ivy
Government
Securities Fund	0.97%	1.85%	0.72%	0.72%	n/a
Delaware Ivy High
Yield Fund	0.99%	n/a	0.72%	0.72%	n/a
Delaware Ivy
International
Small Cap Fund	1.44%	n/a	0.99%	0.99%	1.44%
Delaware Ivy Multi-
Asset Income
Fund	1.28%	2.16%	0.75%	0.75%	1.28%
Delaware Ivy
Strategic Income
Fund	1.14%	1.82%	0.67%	0.67%	1.10%
Delaware Ivy Total
Return Bond
Fund	1.37%	2.08%	1.00%	0.87%	1.25%

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended March 31, 2022, each Fund was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Ivy California Municipal High Income Fund	$316
Delaware Ivy Cash Management Fund	8,787
Delaware Ivy Corporate Bond Fund	6,588
Delaware Ivy Crossover Credit Fund	507
Delaware Ivy Emerging Markets Local Currency Debt Fund	991

Notes to financial statements
Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Fees
Delaware Ivy Government Securities Fund	$8,344
Delaware Ivy High Yield Fund	2,039
Delaware Ivy International Small Cap Fund	842
Delaware Ivy Multi-Asset Income Fund	12,576
Delaware Ivy Strategic Income Fund	31,576
Delaware Ivy Total Return Bond Fund	788

For the six months ended March 31, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Ivy California Municipal High Income Fund	$2,375
Delaware Ivy Cash Management Fund	—
Delaware Ivy Corporate Bond Fund	49,435
Delaware Ivy Crossover Credit Fund	3,514
Delaware Ivy Emerging Markets Local Currency Debt Fund	—
Delaware Ivy Government Securities Fund	7,579
Delaware Ivy High Yield Fund	2,052
Delaware Ivy International Small Cap Fund	—
Delaware Ivy Multi-Asset Income Fund	20,099
Delaware Ivy Strategic Income Fund	19,026
Delaware Ivy Total Return Bond Fund	1,115

For the six months ended March 31, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Ivy California Municipal High Income Fund	$—	$—
Delaware Ivy Cash Management Fund	7	—
Delaware Ivy Corporate Bond Fund	358	7
Delaware Ivy Crossover Credit Fund	—	—
Delaware Ivy Emerging Markets Local Currency Debt Fund	—	—
Delaware Ivy Government Securities Fund	70	—
Delaware Ivy High Yield Fund	—	—
Delaware Ivy International Small Cap Fund	—	17
Delaware Ivy Multi-Asset Income Fund	62	53
Delaware Ivy Strategic Income Fund	57	88
Delaware Ivy Total Return Bond Fund	—	—

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

During the year ended March 31,2022, Waddell & Reed Services Company (WRSCO) reimbursed $28,737, $2,948, $71,627, $836 and $677 to Delaware Ivy Multi-Asset Income Fund Class A, Class C, Class I, Class R6 and Class Y shares, respectively, for losses. WRSCO also reimbursed $15,992, $814, $39,959, $464 and $265 to Delaware Ivy Strategic Income Fund Class A, Class C, Class I, Class R6 and Class Y shares, respectively, for losses. These amounts are included as subscriptions on the “Statements of changes in net assets.”

Cross trades for the six months ended March 31, 2022, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews a report related to the Funds’ compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended March 31, 2022, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Ivy California Municipal High Income Fund	$—	$650,055	$—

A summary of the transactions in affiliated companies during the six months ended March 31, 2022 is as follows:

Net
				realized	Net change in
				gain (loss)	unrealized
	Value,			on	appreciation	Value,
	beginning	Gross	Gross	affiliated	(depreciation)	end of
	of period	additions	reductions	securities	on affiliated securities	period	Shares
Delaware Ivy Multi-Asset Income Fund
Common Stock—0.0%
New Cotai†	$683,900	$—	$—	$—	$(390,542)	$293,358	318,315

Net
				realized	Net change in
				gain (loss)	unrealized
	Value,			on	appreciation	Value,
	beginning	Gross	Gross	affiliated	(depreciation)	end of
	of period	additions	reductions	securities	on affiliated securities	period	Shares
Delaware Ivy Strategic Income Fund
Common Stock—0.0%
New Cotai†	$890,139	$—	$—	$—	$(508,314)	$381,825	414,307

†	Non-income producing security.

3. Investments

For the six months ended March 31, 2022, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Purchases		Sales
	other than	Purchases of	other than	Sales of
	US government	US government	US government	US government
Fund	securities	securities	securities	securities
Delaware Ivy California Municipal High Income Fund	$4,929,140	$—	$10,188,112	$—
Delaware Ivy Cash Management Fund	—	—	—	—
Delaware Ivy Corporate Bond Fund	86,765,810	5,199,368	149,191,073	3,017,661
Delaware Ivy Crossover Credit Fund	10,975,120	162,403	15,335,323	1,788,581
Delaware Ivy Emerging Markets Local Currency Debt Fund	13,688,912	—	22,997,833	—
Delaware Ivy Government Securities Fund	—	168,107,242	24,306,579	158,837,914
Delaware Ivy High Yield Fund	22,555,851	—	68,678,065	—
Delaware Ivy International Small Cap Fund	75,548,214	—	115,803,733	—
Delaware Ivy Multi-Asset Income Fund	226,385,951	10,941,353	282,508,589	5,504,178
Delaware Ivy Strategic Income Fund	63,056,256	31,350,329	130,819,109	20,066,604
Delaware Ivy Total Return Bond Fund	55,843,468	14,696,800	65,076,820	29,691,489

Notes to financial statements
Ivy Funds

3. Investments (continued)

At March 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Funds were as follows:

		Aggregate	Aggregate	Net unrealized
		unrealized	unrealized	appreciation
	Cost of	appreciation	depreciation	(depreciation)
	investments	of investments	of investments	of investments
Fund	and derivatives	and derivatives	and derivatives	and derivatives
Delaware Ivy California Municipal High Income Fund	$20,016,945	$452,595	$(262,922)	$189,673
Delaware Ivy Cash Management Fund	274,294,528	—	—	—
Delaware Ivy Corporate Bond Fund	665,103,158	6,356,900	(40,904,262)	(34,547,362)
Delaware Ivy Crossover Credit Fund	36,509,010	96,581	(2,705,409)	(2,608,828)
Delaware Ivy Emerging Markets Local Currency Debt Fund	34,116,589	1,477,144	(2,771,343)	(1,294,199)
Delaware Ivy Government Securities Fund	328,596,714	742,951	(15,256,432)	(14,513,481)
Delaware Ivy High Yield Fund	84,105,374	1,306,528	(4,470,030)	(3,163,502)
Delaware Ivy International Small Cap Fund	66,984,676	6,172,965	(4,345,490)	1,827,475
Delaware Ivy Multi-Asset Income Fund	247,411,154	12,412,401	(14,504,893)	(2,092,492)
Delaware Ivy Strategic Income Fund	263,495,434	3,190,465	(15,196,788)	(12,006,323)
Delaware Ivy Total Return Bond Fund	132,157,083	3,765,860	(9,367,173)	(5,601,313)

At September 30, 2021, capital loss carryforwards available to offset future realized capital gains, were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Ivy
Emerging Markets
Local Currency
Debt Fund	$37	$1,279	$1,316
Delaware Ivy
Government Securities
Fund	3,442	—	3,442
Delaware Ivy
Multi-Asset
Income Fund	1,495	—	1,495
Delaware Ivy
Strategic
Income Fund	—	3,069	3,069

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Ivy Funds

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2022:

	Delaware Ivy California Municipal High Income Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$20,064,840	$20,064,840
Short-Term Investments	141,778	—	141,778
Total Value of Securities	$141,778	$20,064,840	$20,206,618

	Delaware Ivy Cash Management Fund
	Level 1	Level 2	Total
Securities
Assets:
Agency Obligations	$—	$44,151,641	$44,151,641
Commercial Paper	—	194,476,573	194,476,573
Short-Term Investments[1]	12,181,314	23,485,000	35,666,314
Total Value of Securities	$12,181,314	$262,113,214	$274,294,528

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Short-Term Investments	34.15%	65.85%	100.00%

	Delaware Ivy Corporate Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Convertible Bond	$—	$564,652	$564,652
Corporate Bonds	—	606,291,205	606,291,205
Municipal Bonds	—	6,412,153	6,412,153
Regional Bond	—	10,664,092	10,664,092
Sovereign Bonds	—	2,292,438	2,292,438
US Treasury Obligation	—	2,213,881	2,213,881
Short-Term Investments	2,117,375	—	2,117,375
Total Value of Securities	$2,117,375	$628,438,421	$630,555,796

	Delaware Ivy Crossover Credit Fund
	Level 1	Level 2	Total
Securities
Assets:
Convertible Bond	$—	$28,864	$28,864
Corporate Bonds	—	33,428,983	33,428,983
Municipal Bonds	—	169,786	169,786
US Treasury Obligation	—	100,849	100,849

	Delaware Ivy Crossover Credit Fund
	Level 1	Level 2	Total
Securities Lending Collateral	$171,700	$—	$171,700
Total Value of Securities	$171,700	$33,728,482	$33,900,182

	Delaware Ivy Emerging Markets Local Currency Debt Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Sovereign Bonds	$—	$28,960,959	$—	$28,960,959
Supranational Banks[1]	—	389,293	233,911	623,204
Short-Term Investments	3,189,102	—	—	3,189,102
Total Value of Securities	$3,189,102	$29,350,252	$233,911	$32,773,265

Derivatives[2]
Assets:
Foreign Currency Exchange
Contracts	$—	$63,831	$—	$63,831
Liabilities:
Foreign Currency Exchange
Contracts	$—	$(14,706)	$—	$(14,706)

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Supranational Banks	—	62.47%	37.53%	100.00%

[2]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy Government Securities Fund
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$28,700,598	$28,700,598
Agency Commercial Mortgage-Backed Securities	—	44,094,042	44,094,042
Agency Mortgage-Backed Securities	—	33,371,077	33,371,077
Agency Obligations	—	18,917,485	18,917,485
US Treasury Obligations	—	181,198,775	181,198,775
Short-Term Investments	7,953,542	—	7,953,542
Total Value of Securities	$7,953,542	$306,281,977	$314,235,519

Derivatives[1]
Liabilities:
Futures Contracts	$(152,286)	$—	$(152,286)

[1]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Notes to financial statements
Ivy Funds

3. Investments (continued)

	Delaware Ivy High Yield Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$—	$4,684	$4,684
Convertible Bond	—	94,710	—	94,710
Corporate Bonds	—	77,493,831	—	77,493,831
Municipal Bonds	—	891,377	—	891,377
Short-Term Investments	1,211,400	—	—	1,211,400
Securities Lending Collateral	1,245,870	—	—	1,245,870
Total Value of Securities	$2,457,270	$78,479,918	$4,684	$80,941,872

		Delaware Ivy International Small Cap Fund
		Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Communication Services		$—	$3,574,108	$3,574,108
Consumer Discretionary		1,619,318	5,148,948	6,768,266
Consumer Staples		810,698	1,937,155	2,747,853
Energy		3,399,307	1,371,302	4,770,609
Financials		1,355,192	4,313,371	5,668,563
Healthcare		670,322	3,591,142	4,261,464
Industrials		2,969,423	12,632,600	15,602,023
Information Technology		1,748,853	6,020,752	7,769,605
Materials		1,636,385	4,935,023	6,571,408
Real Estate		1,967,932	4,818,454	6,786,386
Utilities		963,539	—	963,539
Short-Term Investments		1,075,246	—	1,075,246
Securities Lending Collateral		2,253,843	—	2,253,843
Total Value of Securities		$20,470,058	$48,342,855	$68,812,913

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts		$—	$232	$232
Liabilities:
Foreign Currency Exchange Contracts		$—	$(994)	$(994)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy Multi-Asset Income Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Mortgage-Backed
Securities	$—	$4,023,127	$—	$4,023,127

	Delaware Ivy Multi-Asset Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$5,603	$—	$—	$5,603
Blue Chip Medical Products	—	6,631	—	6,631
Communication Services	1,536,646	1,574,245	—	3,110,891
Communications	—	6,069	—	6,069
Consumer Cyclical	597,496	—	—	597,496
Consumer Discretionary	9,098	6,457,018	—	6,466,116
Consumer Staples	11,538,902	14,061,332	—	25,600,234
Energy	9,034,792	3,257,590	18,372	12,310,754
Financial Services	—	—	293,358	293,358
Financials	—	23,971	—	23,971
Healthcare	6,801,824	9,296,268	—	16,098,092
Industrials	3,718,593	9,008,720	—	12,727,313
Information Technology	717,458	5,007,256	—	5,724,714
Materials	6,075,888	5,180,289	—	11,256,177
Real Estate	1,014,393	1,143,153	—	2,157,546
REIT Diversified	2,246,717	3,010,868	—	5,257,585
REIT Healthcare	1,270,863	30,250	—	1,301,113
REIT Hotel	197,593	—	—	197,593
REIT Industrial	3,035,639	1,299,110	—	4,334,749
REIT Information Technology	125,725	—	—	125,725
REIT Mall	755,154	—	—	755,154
REIT Manufactured Housing	619,538	—	—	619,538
REIT Multifamily	3,583,181	1,523,120	—	5,106,301
REIT Office	2,627,673	691,223	—	3,318,896
REIT Retail	—	494,590	—	494,590
REIT Self-Storage	1,890,170	—	—	1,890,170
REIT Shopping Center	650,919	92,630	—	743,549
REIT Single Tenant	532,915	—	—	532,915
Services	126,641	—	—	126,641
Transportation	—	763,983	—	763,983
Utilities	2,452,133	5,593,873	—	8,046,006
Convertible Preferred Stock	1,363,445	—	—	1,363,445
Corporate Bonds	—	59,022,374	—	59,022,374
Exchange-Traded Funds	13,094,739	—	—	13,094,739
Investment Company	604,995	—	—	604,995
Loan Agreements[1]	—	28,177,545	281,817	28,459,362
Master Limited Partnerships	622,875	—	—	622,875
Municipal Bonds	—	327,069	—	327,069
Preferred Stock	10,280	—	—	10,280
Sovereign Bonds	—	378,886	—	378,886
US Treasury Obligations	—	1,195,841	—	1,195,841
Warrant	16,793	—	—	16,793
Short-Term Investments	3,646,840	—	—	3,646,840
Securities Lending Collateral	2,511,148	—	—	2,511,148
Total Value of Securities	$83,036,669	$161,647,031	$593,547	$245,277,247

Notes to financial statements
Ivy Funds

3. Investments (continued)

	Delaware Ivy Multi-Asset Income Fund
	Level 1	Level 2	Level 3	Total
Derivatives[2]
Assets:
Foreign Currency Exchange
Contracts	$—	$55,895	$—	$55,895
Liabilities:
Foreign Currency Exchange
Contracts	$—	$(14,480)	$—	$(14,480)

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	99.01%	0.99%	100.00%

[2]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage
Obligations	$—	$11,748,896	$—	$11,748,896
Common Stocks
Consumer Cyclical	425,445	—	381,825	807,270
Energy	920,653	—	18,372	939,025
Convertible Bonds	—	1,291,658	—	1,291,658
Convertible Preferred Stock	1,565,317	—	—	1,565,317
Corporate Bonds	—	146,774,516	—	146,774,516
Investment Company	408,630	—	—	408,630
Loan Agreements[1]	—	34,346,761	290,797	34,637,558
Municipal Bonds	—	3,824,237	—	3,824,237
Non-Agency Collateralized
Mortgage Obligations	—	5,789,540	—	5,789,540
Preferred Stock	11,435	—	—	11,435
Sovereign Bonds	—	13,918,080	—	13,918,080
Supranational Banks	—	3,919,196	—	3,919,196
US Treasury Obligations	—	21,736,092	—	21,736,092
Warrant	19,685	—	—	19,685
Options Purchased	—	68,881	—	68,881
Securities Lending Collateral	4,415,826	—	—	4,415,826
Total Value of Securities Before
Options Written	$7,766,991	$243,417,857	$690,994	$251,875,842
Liabilities:
Options Written	$—	$(29,540)	$—	$(29,540)

	Delaware Ivy Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Derivatives[2]
Assets:
Foreign Currency Exchange
Contracts	$—	$141,614	$—	$141,614
Liabilities:
Foreign Currency Exchange
Contracts	$—	$(21,394)	$—	$(21,394)
Futures Contracts	(380,990)	—	—	(380,990)

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	99.16%	0.84%	100.00%

[2]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy Total Return Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Corporate Bonds	$—	$58,529,144	$58,529,144
Sovereign Bonds	—	36,996,808	36,996,808
Supranational Banks	—	459,898	459,898
US Treasury Obligations	—	18,583,776	18,583,776
Options Purchased	—	40,256	40,256
Short-Term Investments[1]	526,452	269,530	795,982
Securities Lending Collateral	9,315,962	—	9,315,962
Total Value of Securities Before Options Written	$9,842,414	$114,879,412	$124,721,826
Liabilities:
Options Written	$—	$(16,908)	$(16,908)

Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$1,542,422	$1,542,422
Futures Contracts	1,208,226	—	1,208,226
Liabilities:
Foreign Currency Exchange Contracts	$—	$(518,202)	$(518,202)
Futures Contracts	(320,317)	—	(320,317)

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Short-Term Investments	66.14%	33.86%	100.00%

Notes to financial statements
Ivy Funds

3. Investments (continued)

[2]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended March 31, 2022, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets.

Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Delaware Ivy Emerging Markets Local Currency Debt Fund and Delaware Ivy High Yield Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Fund’s net assets at the end of the year. Delaware Ivy California Municipal High Income Fund, Delaware Ivy Cash Management Fund, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, Delaware Ivy Government Securities Fund, Delaware Ivy International Small Cap Fund and Delaware Ivy Total Return Bond Fund had no Level 3 investments at March 31, 2022.

Delaware Ivy Multi-Asset Income Fund
	Common Stocks	Loan Agreements
Balance as of 9/30/21	1,387,296	$3,859,816
Net change in unrealized appreciation (depreciation)	(374,789)	(3,010,087)
Transfers in	109	1,844,146
Transfers out	(700,886)	(2,412,058)
Balance as of 3/31/22	$311,730	$281,817
Net change in unrealized appreciation (depreciation)
from Level 3 investments still held as of 3/31/22	$(374,789)	$(3,010,087)

Delaware Ivy Strategic Income Fund
	Common Stocks	Loan Agreements
Balance as of 9/30/21	$1,833,347	$4,732,087
Net change in unrealized appreciation (depreciation)	(504,429)	(3,900,233)
Transfers in	109	1,905,232
Transfers out	(928,830)	(2,446,289)
Balance as of 3/31/22	$400,197	$290,797
Net change in unrealized appreciation (depreciation)
from Level 3 investments still held as of 3/31/22	$(504,429)	$(3,900,233)

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Ivy California
	Municipal High		Delaware Ivy Cash		Delaware Ivy
	Income Fund		Management Fund		Corporate Bond Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	3/31/22	9/30/21	3/31/22	9/30/21	3/31/22	9/30/21
Shares sold:
Class A	39,670	101,533	105,387,229	2,623,236,604	1,735,000	6,618,077
Class B1	—	—	1	216,105	—	84
Class C	1,577	1,379	43,092	2,399,944	34,142	153,073
Class I	209,649	253,708	—	—	4,269,013	12,564,928
Class R6[2]	—	—	—	—	406,803	1,677,943
Class Y	129	—	—	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	4,136	18,245	—	186,468	2,033,895	3,596,963
Class B1	—	—	—	20	—	1,364
Class C	117	616	—	234	12,160	35,474
Class I	3,870	18,917	—	—	2,652,345	4,848,715
Class R6[2]	—	—	—	—	239,077	601,842
Class Y	28	427	—	—	—	—
	259,176	394,825	105,430,322	2,626,039,375	11,382,435	30,098,463

Shares redeemed:
Class A	(382,256)	(421,510)	(285,550,873)	(3,742,125,280)	(6,808,955)	(10,763,191)
Class B1	—	—	(21,178)	(583,853)	(3,382)	(31,893)
Class C	(101,335)	(27,822)	(413,394)	(3,747,841)	(82,448)	(441,126)
Class I	(147,141)	(690,872)	—	—	(16,554,465)	(16,341,457)
Class R6[2]	—	—	—	—	(3,789,767)	(4,953,373)
Class Y	(100,497)	(16,265)	—	—	—	—
	(731,229)	(1,156,469)	(285,985,445)	(3,746,456,974)	(27,239,017)	(32,531,040)
Net decrease	(472,053)	(761,644)	(180,555,123)	(1,120,417,599)	(15,856,582)	(2,432,577)

Notes to financial statements
Ivy Funds

4. Capital Shares (continued)

			Delaware Ivy
			Emerging Markets		Delaware Ivy
	Delaware Ivy		Local Currency		Government Securities
	Crossover Credit Fund		Debt Fund		Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	3/31/22	9/30/21	3/31/22	9/30/21	3/31/22	9/30/21
Shares sold:
Class A	56,823	323,652	5,659	61,492	547,134	2,201,386
Class C	—	—	—	—	2,919	140,843
Class I	659,476	1,594,463	110,617	1,162,549	6,665,356	5,567,140
Class R6[2]	59,859	445,832	147,559	1,608,534	2,675,422	6,113,431
Class Y	9,543	17,800	1	3	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	35,449	54,155	—	283	13,259	155,991
Class B1	—	—	—	—	—	1
Class C	—	—	—	—	—	464
Class I	166,896	217,664	—	11,198	34,950	309,496
Class R6[2]	32,283	18,651	—	8,753	39,001	379,783
Class Y	826	130	—	—	—	—
	1,021,155	2,672,347	263,836	2,852,812	9,978,041	14,868,535

Shares redeemed:
Class A	(160,450)	(1,245,815)	(107,035)	(686,487)	(2,025,155)	(4,942,094)
Class B1	—	—	—	—	(4,056)	(24,223)
Class C	—	—	(602)	(200,859)	(92,522)	(268,999)
Class I	(1,294,914)	(2,568,581)	(1,455,626)	(1,341,441)	(6,810,113)	(6,898,426)
Class R6[2]	(55,559)	(114,525)	(384,959)	(1,556,786)	(3,257,949)	(11,607,144)
Class Y	(4,159)	(4,303)	—	(271,568)	—	—
	(1,515,082)	(3,933,224)	(1,948,222)	(4,057,141)	(12,189,795)	(23,740,886)
Net decrease	(493,927)	(1,260,877)	(1,684,386)	(1,204,329)	(2,211,754)	(8,872,351)

			Delaware Ivy		Delaware Ivy
	Delaware Ivy		International		Multi-Asset
	High Yield Fund		Small Cap Fund		Income Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	3/31/22	9/30/21	3/31/22	9/30/21	3/31/22	9/30/21
Shares sold:
Class A	234,986	605,518	23,942	145,543	376,022	692,122
Class C	—	—	1,341	4,390	15,531	82,060
Class I	801,281	2,441,532	220,581	738,404	858,477	2,641,490
Class R6[2]	176	371,746	300,239	102,074	5,100	58,159
Class Y	—	—	—	90,781	441	—

Shares issued upon reinvestment of dividends and distributions:
Class A	72,373	51,086	81,160	1,462	230,409	314,957
Class C	—	—	4,717	—	18,586	27,241
Class I	377,645	400,735	571,289	24,928	572,795	875,050
Class R6[2]	142,725	190,165	610,077	25,761	4,192	5,332
Class Y	—	—	1,124	15	349	509
	1,629,186	4,060,782	1,814,470	1,133,358	2,081,902	4,696,920

Shares redeemed:
Class A	(316,413)	(860,689)	(131,946)	(955,969)	(1,186,630)	(2,197,480)
Class C	—	—	(5,594)	(104,661)	(108,398)	(391,136)
Class I	(4,242,295)	(3,512,975)	(2,232,136)	(3,321,442)	(4,762,988)	(7,282,383)
Class R6[2]	(1,120,855)	(1,211,894)	(1,128,218)	(2,414,469)	(15,643)	(257,963)
Class Y	—	—	(4,011)	(131,005)	(1,273)	(311,051)
	(5,679,563)	(5,585,558)	(3,501,905)	(6,927,546)	(6,074,932)	(10,440,013)
Net decrease	(4,050,377)	(1,524,776)	(1,687,435)	(5,794,188)	(3,993,030)	(5,743,093)

Notes to financial statements
Ivy Funds

4. Capital Shares (continued)

	Delaware Ivy		Delaware Ivy
	Strategic		Total Return
	Income Fund		Bond Fund
	Six months		Six months
	ended	Year ended	ended	Year ended
	3/31/22	9/30/21	3/31/22	9/30/21
Shares sold:
Class A	697,877	1,563,575	47,443	310,415
Class C	36,845	124,307	692	16,969
Class I	2,133,393	4,678,865	534,885	3,159,674
Class R6[2]	11,318	42,983	—	1,476,211
Class Y	2,541	4,856	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	153,899	361,706	28,260	17,672
Class C	6,354	18,498	1,379	542
Class I	444,856	1,197,875	221,586	149,719
Class R6[2]	2,284	12,893	143,606	99,107
Class Y	281	7,974	—	8
	3,489,648	8,013,532	977,851	5,230,317

Shares redeemed:
Class A	(1,638,884)	(4,616,891)	(290,780)	(1,340,986)
Class C	(101,559)	(246,746)	(10,827)	(402,955)
Class I	(7,676,959)	(8,151,291)	(3,312,935)	(3,633,008)
Class R6[2]	(18,767)	(2,162,539)	(1,181,288)	(1,208,933)
Class Y	(461)	(660,256)	(3)	(350,678)
	(9,436,630)	(15,837,723)	(4,795,833)	(6,936,560)
Net decrease	(5,946,982)	(7,824,191)	(3,817,982)	(1,706,243)

[1]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above.
[2]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the previous page and on the “Statements of changes in net assets.” For the six months ended March 31, 2022, each Fund had the following exchange transactions:

	Exchange Redemptions					Exchange Subscriptions
	Class A	Class B	Class C	Class I	Class Y	Class A	Class I
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Value
Delaware Ivy Cash Management Fund
Six months ended
3/31/22	—	12,443	64,522	—	—	76,965	—	$76,965

	Exchange Redemptions					Exchange Subscriptions
	Class A	Class B	Class C	Class I	Class Y	Class A	Class I
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Value
Delaware Ivy Corporate Bond Fund
Six months ended
3/31/22	28,181	2,561	1,271	—	—	3,776	28,148	$197,441

Delaware Ivy Government Securities Fund
Six months ended
3/31/22	—	1,299	1,373	—	—	2,671	—	14,684

Delaware Ivy High Yield Fund
Six months ended
3/31/22	207	—	—	—	—	—	206	1,947

Delaware Ivy International Small Cap Fund
Six months ended
3/31/22	—	—	—	—	1,051	—	1,046	17,012

Delaware Ivy Multi-Asset Income Fund
Six months ended
3/31/22	1,864	—	2,479	690	—	2,551	2,479	55,676

Delaware Ivy Strategic Income Fund
Six months ended
3/31/22	—	—	15,571	—	—	15,570	—	155,335

Delaware Ivy Total Return Bond Fund
Six months ended
3/31/22	301	—	1,265	—	—	1,248	299	15,383

Delaware Ivy California Municipal High Income Fund, Delaware Ivy Crossover Credit Fund and Delaware Ivy Emerging Markets Local Currency Debt Fund did not have any exchange transactions for the six months ended March 31, 2022.

5. Line of Credit

On July 1, 2019, the Trust, on behalf of Delaware Ivy California Municipal High Income Fund, Delaware Ivy High Yield Fund and Delaware Ivy Strategic Income Fund, along with certain other funds managed by the investment adviser (“Participating Funds”), (Participating Funds), entered into a 364-day senior unsecured revolving credit facility with Bank of New York Mellon (BNY Mellon) and a group of financial institutions to be utilized to temporarily finance the repurchase or redemption of Fund shares and for other temporary or emergency purposes. The agreement was amended on June 28, 2021. The Participating Funds could borrow up to an aggregate commitment amount of $130 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit facility had the following terms: a commitment fee of 0.15% per annum of the daily amount of unused commitment amounts and interest at a rate equal to the higher of (a) the federal funds effective rate (but not below 0.0%) plus 1.25% per annum or (b) the one-month LIBOR rate (but not below 0.0%) plus 1.25% per annum on amounts borrowed. The agreement was terminated on November 1, 2021. Commitment and interest fees, if any, paid by the Participating Funds are disclosed as part of commitment and interest expense for borrowing on the Statements of Operations.

On November 1, 2021, the Funds were added (by way of amendment) as additional participants to a $355,000,000 revolving line of credit (Agreement). The Agreement also includes certain other funds in the Delaware Funds (together with the Funds, the Participants) and is intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are

Notes to financial statements
Ivy Funds

5. Line of Credit (continued)

permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on October 31, 2022.

Each Fund had no amounts outstanding as of March 31, 2022, or at any time during the period then ended.

6. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the Funds only for purposes of this footnote 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program was in existence in the past but has now been terminated. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended March 31, 2022.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

During the six months ended March 31, 2022, Delaware Ivy Emerging Markets Local Currency Debt Fund, Delaware Ivy International Small Cap Fund, Delaware Ivy Multi-Asset Income Fund, Delaware Ivy Strategic Income Fund and Delaware Ivy Total Return Bond Fund used foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/ decrease exposure to foreign currencies. During the six months ended March 31, 2022, Delaware Ivy International Small Cap Fund, Delaware Ivy Multi-Asset Income Fund, Delaware Ivy Strategic Income Fund and Delaware Ivy Total Return Bond Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds may use futures in the normal course of pursuing its investment objective. The Funds may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware Ivy Government Securities Fund posted $75,680, Delaware Ivy Strategic Income Fund posted $162,855 and Delaware Ivy Total Return Bond Fund posted $718,717 cash collateral as margin for open futures contracts.

During the six months ended March 31, 2022, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, Delaware Ivy Emerging Markets Local Currency Debt Fund, Delaware Ivy Government Securities Fund, Delaware Ivy Multi-Asset Income Fund, Delaware Ivy Strategic Income Fund and Delaware Ivy Total Return Bond Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — During the six months ended March 31, 2022, the Funds entered into options contracts in the normal course of pursuing their investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended March 31, 2022, Delaware Ivy Emerging Markets Local Currency Debt Fund and Delaware Ivy Total Return Bond Fund used options contracts to manage the Funds’ exposure to changes in securities prices caused by interest rates or market conditions. In addition, Delaware Ivy Emerging Markets Local Currency Debt Fund and Delaware Ivy Total Return Bond Fund used options contracts to receive premiums for writing options and to protect the value of portfolio securities.

Swap Contracts — Certain Funds enter into CDS contracts in the normal course of pursuing its investment objective. The Delaware Ivy Emerging Markets Local Currency Debt Fund and Delaware Ivy Total Return Bond Fund entered into CDS contracts in order to hedge against a credit event and to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by a Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

Notes to financial statements
Ivy Funds

7. Derivatives (continued)

During the six months ended March 31, 2022, Delaware Ivy Emerging Markets Local Currency Debt Fund and Delaware Ivy Total Return Bond Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended March 31, 2022, the Delaware Ivy Emerging Markets Local Currency Debt Fund and Delaware Ivy Total Return Bond Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended March 31, 2022, the Delaware Ivy Emerging Markets Local Currency Debt Fund and Delaware Ivy Total Return Bond Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At March 31, 2022, for bilateral derivative contracts, Delaware Ivy Total Return Bond Fund posted $210,000 cash collateral for certain centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” At March 31, 2022, for bilateral derivative contracts, the Delaware Ivy Total Return Bond Fund received $810,000 in cash collateral, which is included in “Cash collateral due to brokers” on the “Statements of assets and liabilities.”

Fair values of derivative instruments as of March 31, 2022 were as follows:

	Delaware Ivy Emerging Markets
	Local Currency Debt Fund
	Asset Derivatives Fair Value
Statement of Assets and	Currency
Liabilities Location	Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$63,831	$63,831

	Delaware Ivy Emerging Markets
	Local Currency Debt Fund
	Liability Derivatives Fair Value
Statement of Assets and	Currency
Liabilities Location	Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(14,706)	$(14,706)

	Delaware Ivy Multi-Asset Income
	Fund
	Asset Derivatives Fair Value
Statement of Assets and	Currency
Liabilities Location	Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$55,895	$55,895

	Delaware Ivy Multi-Asset Income
	Fund
	Liability Derivatives Fair Value
Statement of Assets and	Currency
Liabilities Location	Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(14,480)	$(14,480)

	Delaware Ivy Strategic Income
	Fund
	Asset Derivatives Fair Value
Statement of Assets and	Currency
Liabilities Location	Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$141,614	$141,614
Options purchased	68,881	68,881
Total	$210,495	$210,495

	Delaware Ivy Strategic Income Fund
	Liability Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(21,394)	$—	$(21,394)
Variation margin due to broker on futures contracts	—	(380,990)	(380,990)
Options written, at value	(29,540)	—	(29,540)
Total	$(50,934)	$(380,990)	$(431,924)

Notes to financial statements
Ivy Funds

7. Derivatives (continued)

	Delaware Ivy Total Return Bond Fund
	Asset Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$1,542,422	$—	$1,542,422
Variation margin due from broker on futures contracts*	—	1,208,226	1,208,226
Options purchased	40,256	—	40,256
Total	$1,582,678	$1,208,226	$2,790,904

	Delaware Ivy Total Return Bond Fund
	Liability Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(518,202)	$—	$(518,202)
Variation margin due to broker on futures contracts	—	(320,317)	(320,317)
Options written, at value	(16,908)	—	(16,908)
Total	$(535,110)	$(320,317)	$(855,427)

The effect of derivative instruments on the “Statement of operations” for the six months ended March 31, 2022 was as follows:

	Delaware Ivy Emerging Markets Local Currency Debt Fund
	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Options	Options	Swap
	Contracts	Contracts	Purchased	Written	Contracts	Total
Currency
contracts	$(375,125)	$—	$—	$—	$—	$(375,125)
Interest rate
contracts	—	55,898	57,350	(1,906)	178,431	289,773
Credit
contracts	—	—	—	—	(14,934)	(14,934)
Total	$(375,125)	$55,898	$57,350	$(1,906)	$163,497	$(100,286)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Options	Options	Swap
	Contracts	Contracts	Purchased	Written	Contracts	Total
Currency
contracts	$283,711	$—	$—	$—	$—	$283,711
Interest rate
contracts	—	(54,296)	(4,718)	(3,729)	43,529	(19,214)
Credit
contracts	—	—	—	—	(1,233)	(1,233)
Total	$283,711	$(54,296)	$(4,718)	$(3,729)	$42,296	$263,264

	Delaware Ivy Multi-Asset Income Fund
	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures
	Contracts	Contracts	Total
Currency
contracts	$(4,726)	$—	$(4,726)
Interest rate
contracts	—	761	761
Total	$(4,726)	$761	$(3,965)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures
	Contracts	Contracts	Total
Currency
contracts	$(103,626)	$—	$(103,626)
Interest rate
contracts	—	(4,264)	(4,264)
Total	$(103,626)	$(4,264)	$(107,890)

	Delaware Ivy Strategic Income Fund
	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures
	Contracts	Contracts	Total
Currency
contracts	$(18,112)	$—	$(18,112)
Interest rate
contracts	—	32,179	32,179
Total	$(18,112)	$32,179	$14,067

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Options	Options
	Contracts	Contracts	Purchased	Written	Total
Currency
contracts	$(39,980)	$—	$(83,832)	$26,751	$(97,061)
Interest rate
contracts	—	(387,970)	—	—	(387,970)
Total	$(39,980)	$(387,970)	$(83,832)	$26,751	$(485,031)

Notes to financial statements
Ivy Funds

7. Derivatives (continued)

	Delaware Ivy Total Return Bond Fund
	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Options	Options	Swap
	Contracts	Contracts	Purchased	Written	Contracts	Total
Currency
contracts	$2,606,916	$—	$(293,998)	$320,331	$—	$2,633,249
Interest rate
contracts	—	1,793,564	(590,822)	236,182	(68,540)	1,370,384
Credit
contracts	—	—	—	—	(110,173)	(110,173)
Total	$2,606,916	$1,793,564	$(884,820)	$556,513	$(178,713)	$3,893,460

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Options	Options	Swap
	Contracts	Contracts	Purchased	Written	Contracts	Total
Currency
contracts	$(266,199)	$—	$16,376	$(143,574)	$—	$(393,397)
Interest rate
contracts	—	(264,085)	245,634	165,009	241,563	388,121
Credit
contracts	—	—	14,409	(52,817)	76,706	38,298
Total	$(266,199)	$(264,085)	$276,419	$(31,382)	$318,269	$33,022

During the six months ended March 31, 2022, Delaware Ivy International Small Cap Fund experienced net realized and unrealized gains or losses attributable to foreign currency exchange contracts, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

During the six months ended March 31, 2022, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, and Delaware Ivy Government Securities Fund experienced net realized and unrealized gains or losses attributable to futures contracts, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

The table below summarizes the average quarterly balance of derivative holdings by certain Funds during the six months ended March 31, 2022:

Long Derivative Volume
Delaware Ivy
Corporate Bond Fund
Futures contracts (average notional value)	$3,502,813

	Long Derivative Volume
	Delaware Ivy
	Emerging Markets		Delaware Ivy
	Local Currency		Government Securities
	Debt Fund		Fund
Foreign currency exchange contracts (average notional value)		$17,684,127	$—
Futures contracts (average notional value)		736,453	7,055,234
Options contracts (average cost)*		24,105	—
CDS contracts (average notional value)**		20,108	—
Interest rate swap contracts (average notional value)***	COP	519,751	—
	MXN	169,520	—
	PLN	557,920	—
	CNY	133,291	—
	MYR	929,239	—
	USD	1,233,333	—

Long Derivative Volume
Delaware Ivy
International
Small Cap Fund
Foreign currency exchange contracts (average notional value)	$124,464

	Long Derivative Volume
	Delaware Ivy		Delaware Ivy
	Strategic		Total Return
	Income Fund		Bond Fund
Foreign currency exchange contracts (average notional value)		$74,127	$24,781,780
Futures contracts (average notional value)		5,258,177	32,867,606
Options contracts (average cost)*		50,904	—
Options contracts (average notional value)*		—	117,256
CDS contracts (average notional value)**		—	454,333
Interest rate swap contracts (average notional value)***	CNY	—	1,706,667
	KRW	—	467,667
	MXN	—	1,519,667
	THB	—	1,567,333

Short Derivative Volume
Delaware Ivy
Corporate Bond Fund
Futures contracts (average notional value)	$10,221,661

Notes to financial statements
Ivy Funds

7. Derivatives (continued)

	Short Derivative Volume
			Delaware Ivy
			Emerging Markets
	Delaware Ivy		Local Currency
	Crossover Credit Fund		Debt Fund
Foreign currency exchange contracts (average notional value)		$—	$13,250,622
Futures contracts (average notional value)		394,828	1,484,518
Options contracts (average cost)*		—	3,734
Interest rate swap contracts (average notional value)****	COP	—	1,025,418
	IDR	—	781,701
	MXN	—	2,259,028
	PLN	—	1,064,972

	Short Derivative Volume
	Delaware Ivy	Delaware Ivy
	International	Multi-Asset
	Small Cap Fund	Income Fund
Foreign currency exchange contracts (average notional value)	$377,159	$5,454,935
Futures contracts (average notional value)	—	53,073

	Short Derivative Volume
	Delaware Ivy		Delaware Ivy
	Strategic		Total Return
	Income Fund		Bond Fund
Foreign currency exchange contracts (average notional value)		$9,918,058	$114,709,819
Futures contracts (average notional value)		63,688	73,932,595
Options contracts (average notional value)*		—	147,451
Options contracts (average cost)*		18,764	—
CDS contracts (average notional value)**			442,333
Interest rate swap contracts (average notional value)***	BRL	—	2,344,333
	CZK	—	2,567,667
	KRW	—	3,310,000
	MXN	—	2,874,667
	PLN	—	2,474,667
	SEK	—	2,908,000
	THB	—	3,662,000
	USD	—	1,107,333

*	Long represents purchased options and short represents written options.
**	Long represents buying protection and short represents selling protection.
***	Long represents receiving fixed interest payments and short represents paying fixed interest payments.

8. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define their contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At March 31, 2022, certain Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Ivy Emerging Markets Local Currency Debt Fund

		Gross Value of
	Gross Value of	Derivative
Counterparty	Derivative Asset	Liability	Net Position
JPMCB	$63,831	$(14,706)	$49,125

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received(a)	Received	Collateral Pledged	Pledged	Net Exposure(b)
JPMCB	$49,125	$—	$—	$—	$—	$49,125

Delaware Ivy International Small Cap Fund

		Gross Value of
	Gross Value of	Derivative
Counterparty	Derivative Asset	Liability	Net Position
BNYM	$232	$(994)	$(762)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received(a)	Received	Collateral Pledged	Pledged	Net Exposure(b)
BNYM	$(762)	$—	$—	$—	$—	$(762)

Delaware Ivy Multi-Asset Income Fund

		Gross Value of
	Gross Value of	Derivative
Counterparty	Derivative Asset	Liability	Net Position
BNYM	$884	$(19)	$865
JPMCB	55,011	(14,461)	40,550
Total	$55,895	$(14,480)	$41,415

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received(a)	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
BNYM	$865	$—	$—	$—	$—	$865
JPMCB	40,550	—	—	—	—	40,550
	$41,415	$—	$—	$—	$—	$41,415

Notes to financial statements
Ivy Funds

8. Offsetting (continued)

Delaware Ivy Strategic Income Fund

		Gross Value of
	Gross Value of	Derivative
Counterparty	Derivative Asset	Liability	Net Position
CITI	$137,054	$—	$137,054
JPMCB	31,311	(105,226)	(73,915)
Total	$168,365	$(105,226)	$63,139

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received(a)	Received	Collateral Pledged	Pledged	Net Exposure(b)
CITI	$137,054	$—	$—	$—	$—	$137,054
JPMCB	(73,915)	—	—	—	—	(73,915)
Total	$63,139	$—	$—	$—	$—	$63,139

Delaware Ivy Total Return Bond Fund

		Gross Value of
	Gross Value of	Derivative
Counterparty	Derivative Asset	Liability	Net Position
BNYM	$15	$(1,150)	$(1,135)
CITI	124,539	—	124,539
GSC	122,838	(373,821)	(250,983)
JPMCB	86,952	(99,440)	(12,488)
MS	1,225,503	(99,145)	1,126,358
Total	$1,559,847	$(573,556)	$986,291

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received(a)	Received	Collateral Pledged	Pledged	Net Exposure(b)
BNYM	$(1,135)	$—	$—	$—	$—	$(1,135)
CITI	124,539	—	—	—	—	124,539
GSC	(250,983)	—	—	—	280,000	29,017
JPMCB	(12,488)	—	—	—	—	(12,488)
MS	1,126,358	—	(810,000)	—	—	316,358
Total	$986,291	$—	$—	$—	$—	$456,291

(a)	The value of the related collateral exceeded the value of the derivatives as of March 31, 2022, as applicable.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

Each Fund, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan.

As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund's cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of

	Overnight
	and	Under	Between	Over
Securities Lending Transactions	continuous	30 days	30 & 90 days	90 Days	Total
Delaware Ivy Crossover Credit Fund
Money Market Mutual Fund	$171,700	$—	$—	$—	$171,700
Delaware Ivy High Yield Fund
Money Market Mutual Fund	1,245,870	—	—	—	1,245,870
Delaware Ivy International Small Cap Fund
Money Market Mutual Fund	2,253,843	—	—	—	2,253,843
Delaware Ivy Multi-Asset Income Fund
Money Market Mutual Fund	2,511,148	—	—	—	2,511,148
Delaware Ivy Strategic Income Fund
Money Market Mutual Fund	4,415,826	—	—	—	4,415,826
Delaware Ivy Total Return Bond Fund
Money Market Mutual Fund	9,315,962	—	—	—	9,315,962

Notes to financial statements
Ivy Funds

9. Securities Lending (continued)

The following is a summary of each Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2022:

		Delaware Ivy	Delaware Ivy	Delaware Ivy
	Delaware Ivy	High Yield	International	Strategic
	Crossover Credit Fund	Fund	Small Cap Fund	Income Fund
Values of securities on loan	$2,390,330	$7,246,459	$2,784,244	$24,141,588
Values of non-cash collateral	2,277,969	6,265,289	814,767	20,384,316
Values of invested collateral	171,700	1,245,870	2,253,843	4,415,826

Delaware Ivy
Total Return
Bond Fund
Values of securities on loan	$9,729,312
Values of non-cash collateral	1,167,786
Values of invested collateral	9,315,962

Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Certain Funds invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Certain Funds invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Certain Funds invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

Certain Funds invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Certain Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended March 31, 2022. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Notes to financial statements
Ivy Funds

10. Credit and Market Risk (continued)

Each Fund (other than Delaware Ivy Cash Management Fund) may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The Funds may also invest in securities exempt from registration under Section 4(a)(2) of the 1933 Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and 4(a)(2) securities have been identified on the “Schedules of investments.”

11. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Ivy Funds

Board consideration of sub-advisory agreements for Delaware Ivy Emerging Markets Local Currency Debt Fund at a meeting held September 13, 2021

At a meeting held on September 13, 2021, the Board of Trustees (the “Board”) of Delaware Ivy Emerging Markets Local Currency Debt Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), Macquarie Investment Management Global Limited (“MIMGL”), and Macquarie Investment Management Europe Limited (“MIMEL”), respectively. MIMAK, MIMGL, and MIMEL may also be referenced as “sub-advisors” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each sub-advisor, including its personnel, operations, and financial condition, which had been provided by each sub-advisor. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by each sub-advisor; information concerning each sub-advisor’s organizational structure and the experience of its key investment management personnel; copies of its Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to the sub-advisor; and a copy of the Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreements. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by each sub-advisor, the Board reviewed the services to be provided by each sub-advisor pursuant to the Sub-Advisory Agreement and as described at the meeting. The Board reviewed materials provided by each sub-advisor regarding the experience and qualifications of the personnel who will be responsible for providing services to the Fund. The Board also considered relevant performance information provided with respect to the sub-advisors. In discussing the nature of the services proposed to be provided by MIMGL, it was observed that, unlike traditional sub-advisors who make all of the investment related decisions with respect to a sub-advised portfolio, the relationship between DMC (the Fund’s investment manager) and each sub-advisor as currently contemplated is primarily more of a collaborative effort between DMC and the sub-advisor and a cross pollination of investment ideas. The Board further noted the stated intention under the new Sub-Advisory Agreements that DMC would have the sole discretion to delegate portions of the implementation of the Fund’s strategy to the sub-advisors who would be permitted to execute Fund trades and exercise investment discretion pursuant to that delegation and subject to DMC oversight. However, DMC and the Fund’s named portfolio managers will continue to retain principal responsibility for the Fund’s strategy and investment process and be primarily responsible for the day-to-day management of the Fund’s portfolio. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by each sub-advisor to the Fund and its shareholders and was confident in the abilities of the sub-advisor to provide quality services to the Fund and its shareholders.

Investment performance. In regards to the appointment of each sub-advisor for the Fund, the Board reviewed information on prior performance for the sub-advisors. In evaluating performance, the Board considered that the sub-advisors would provide investment advice and recommendations, including with respect to specific securities, but that DMC’s portfolio managers for the Fund would retain principal responsibility for the Fund’s strategy as described above. In addition, the Board considered that the sub-advisors would also execute Fund security trades on behalf of DMC and be permitted by DMC to exercise investment discretion for securities in certain markets where DMC wanted to utilize each sub-advisor’s specialized market knowledge.

Sub-advisory fees. The Board considered that DMC would pay each sub-advisor a sub-advisory fee based on the extent to which the sub-advisor provides services to the Fund as described in the Sub-Advisory Agreement. In considering the appropriateness of the sub-advisory fee, the Board also reviewed and considered the fee in light of the nature, extent and quality of the sub-advisory services to be provided by each sub-advisor. The Board noted that the sub-advisory fee is paid by DMC to each sub-advisor and are not additional fees borne by the Fund, and that the management fee paid by the Fund to DMC would stay the same at current asset levels. The Board was provided with information showing an estimate of the sub-advisory fee to be paid to each sub-advisor based on a projection of the sub-advisor’s allocations given certain historical investment trends, as well as information regarding the expected impact the sub-advisory arrangement would have on the profitability

Other Fund information (Unaudited)
Ivy Funds

Board consideration of sub-advisory agreements for Delaware Ivy Emerging Markets Local Currency Debt Fund at a meeting held September 13, 2021 (continued)

of DMC. The Board also noted that, given the collaborative nature of the services to be provided by each sub-advisor, there were no comparable accounts and corresponding fees to which the sub-advisors were able to compare this arrangement. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and each sub-advisor, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Information about each sub-advisor’s profitability from its relationship with the Fund was not available because it had not begun to provide services to the Fund. With regard to potential fall-out benefits derived or to be derived by each sub-advisor and its affiliates in connection with their relationship to the Fund, the Board considered the potential benefit to DMC and the sub-advisors of marketing a global approach on the portfolio management of their investment strategies. The Trustees also noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Fund so that as the Fund grows in size, its effective investment management fee rate declines.

Board consideration of sub-advisory agreements for Delaware Ivy High Yield Fund at a meeting held September 13, 2021

At a meeting held on September 13, 2021, the Board of Trustees (the “Board”) of Delaware Ivy High Yield Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), Macquarie Investment Management Global Limited (“MIMGL”), and Macquarie Investment Management Europe Limited (“MIMEL”), respectively. MIMAK, MIMGL, and MIMEL may also be referenced as “sub-advisors” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each sub-advisor, including its personnel, operations, and financial condition, which had been provided by each sub-advisor. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by each sub-advisor; information concerning each sub-advisor’s organizational structure and the experience of its key investment management personnel; copies of its Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to the sub-advisor; and a copy of the Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreements. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by each sub-advisor, the Board reviewed the services to be provided by each sub-advisor pursuant to the Sub-Advisory Agreement and as described at the meeting. The Board reviewed materials provided by each sub-advisor regarding the experience and qualifications of the personnel who will be responsible for providing services to the Fund. The Board also considered relevant performance information provided with respect to the sub-advisors. In discussing the nature of the services proposed to be provided by MIMGL, it was observed that, unlike traditional sub-advisors who make all of the investment related decisions with respect to a sub-advised portfolio, the relationship between DMC (the Fund’s investment manager) and each sub-advisor as currently contemplated is primarily more of a collaborative effort between DMC and the sub-advisor and a cross pollination of investment ideas. The Board further noted the stated intention under the new Sub-Advisory Agreements that DMC would have the sole discretion to delegate portions of the implementation of the Fund’s strategy to the sub-advisors who would be permitted to execute Fund trades and exercise investment discretion pursuant to that delegation and subject to DMC oversight. However, DMC and the Fund’s named portfolio managers will continue to retain principal responsibility for the Fund’s strategy and investment process and be primarily responsible for the day-to-day management of the Fund’s portfolio. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by each sub-advisor to the Fund and its shareholders and was confident in the abilities of the sub-advisor to provide quality services to the Fund and its shareholders.

Investment performance. In regards to the appointment of each sub-advisor for the Fund, the Board reviewed information on prior performance for the sub-advisors. In evaluating performance, the Board considered that the sub-advisors would provide investment advice and recommendations, including with respect to specific securities, but that DMC’s portfolio managers for the Fund would retain principal responsibility for the Fund’s strategy as described above. In addition, the Board considered that the sub-advisors would also execute Fund security trades on behalf of DMC and be permitted by DMC to exercise investment discretion for securities in certain markets where DMC wanted to utilize each sub-advisor’s specialized market knowledge.

Sub-advisory fees. The Board considered that DMC would pay each sub-advisor a sub-advisory fee based on the extent to which the sub-advisor provides services to the Fund as described in the Sub-Advisory Agreement. In considering the appropriateness of the sub-advisory fee, the Board also reviewed and considered the fee in light of the nature, extent and quality of the sub-advisory services to be provided by each sub-advisor. The Board noted that the sub-advisory fee is paid by DMC to each sub-advisor and are not additional fees borne by the Fund, and that the management fee paid by the Fund to DMC would stay the same at current asset levels. The Board was provided with information showing an estimate of the sub-advisory fee to be paid to each sub-advisor based on a projection of the sub-advisor’s allocations given certain historical investment trends, as well as information regarding the expected impact the sub-advisory arrangement would have on the profitability of DMC. The Board also noted that, given the collaborative nature of the services to be provided by each sub-advisor, there were no comparable accounts and corresponding fees to which the sub-advisors were able to compare this arrangement. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and each sub-advisor, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Information about each sub-advisor’s profitability from its relationship with the Fund was not available because it had not begun to provide services to the Fund. With regard to potential fall-out benefits derived or to be derived by each sub-advisor and its affiliates in connection with their relationship to the Fund, the Board considered the potential benefit to DMC and the sub-advisors of marketing a global approach on the portfolio management of their investment strategies. The Trustees also noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Fund so that as the Fund grows in size, its effective investment management fee rate declines.

Board consideration of sub-advisory agreement for Delaware Ivy International Small Cap Fund at a meeting held September 13, 2021

At a meeting held on September 13, 2021, the Board of Trustees (the “Board”) of Delaware Ivy International Small Cap Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Global Limited (“MIMGL”).

In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMGL. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by MIMGL; information concerning MIMGL’s organizational structure and the experience of its key investment management personnel; copies of MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMGL; and a copy of the Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreement. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by MIMGL, the Board reviewed the services to be provided by MIMGL pursuant to the Sub-Advisory Agreement and as described at the meeting. The Board reviewed materials provided by MIMGL regarding the experience and qualifications of the personnel who will be responsible for providing services to the Fund. The Board also considered relevant performance information provided with respect to MIMGL. In discussing the nature of the services proposed to be provided by MIMGL, it was observed that, unlike traditional sub-advisors who make all of the investment related decisions with respect to a sub-advised portfolio, the relationship between DMC (the Fund’s investment manager) and MIMGL as currently contemplated is

Other Fund information (Unaudited)
Ivy Funds

Board consideration of sub-advisory agreement for Delaware Ivy International Small Cap Fund at a meeting held September 13, 2021 (continued)

primarily more of a collaborative effort between DMC and MIMGL and a cross pollination of investment ideas. The Board further noted the stated intention under the new Sub-Advisory Agreement that DMC would have the sole discretion to delegate portions of the implementation of the Fund’s strategy to MIMGL who would be permitted to execute Fund trades and exercise investment discretion pursuant to that delegation and subject to DMC oversight. However, DMC and the Fund’s named portfolio managers will continue to retain principal responsibility for the Fund’s strategy and investment process and be primarily responsible for the day-to-day management of the Fund’s portfolio. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by MIMGL to the Fund and its shareholders and was confident in the abilities of MIMGL to provide quality services to the Fund and its shareholders.

Investment performance. In regards to the appointment of MIMGL for the Fund, the Board reviewed information on prior performance for MIMGL. In evaluating performance, the Board considered that MIMGL would provide investment advice and recommendations, including with respect to specific securities, but that DMC’s portfolio managers for the Fund would retain principal responsibility for the Fund’s strategy as described above. In addition, the Board considered that MIMGL would also execute Fund security trades on behalf of DMC and be permitted by DMC to exercise investment discretion for securities in certain markets where DMC wanted to utilize MIMGL’s specialized market knowledge.

Sub-advisory fees. The Board considered that DMC would pay MIMGL a sub-advisory fee based on the extent to which MIMGL provides services to the Fund as described in the Sub-Advisory Agreement. In considering the appropriateness of the sub-advisory fee, the Board also reviewed and considered the fee in light of the nature, extent and quality of the sub-advisory services to be provided by MIMGL. The Board noted that the sub-advisory fee is paid by DMC to MIMGL and are not additional fees borne by the Fund, and that the management fee paid by the Fund to DMC would stay the same at current asset levels. The Board was provided with information showing an estimate of the sub-advisory fee to be paid to MIMGL based on a projection of MIMGL allocations given certain historical investment trends, as well as information regarding the expected impact the sub-advisory arrangement would have on the profitability of DMC. The Board also noted that, given the collaborative nature of the services to be provided by MIMGL, there were no comparable accounts and corresponding fees to which MIMGL was able to compare this arrangement. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and MIMGL, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Information about MIMGL’s profitability from its relationship with the Fund was not available because it had not begun to provide services to the Fund. With regard to potential fall-out benefits derived or to be derived by MIMGL and its affiliates in connection with their relationship to the Fund, the Board considered the potential benefit to DMC and MIMGL of marketing a global approach on the portfolio management of their investment strategies. The Trustees also noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Fund so that as the Fund grows in size, its effective investment management fee rate declines.

Board consideration of sub-advisory agreements for Delaware Ivy Multi-Asset Income Fund at a meeting held September 13, 2021

At a meeting held on September 13, 2021, the Board of Trustees (the “Board”) of Delaware Ivy Multi-Asset Income Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved new Sub-Advisory Agreements between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), Macquarie Investment Management Global Limited (“MIMGL”), and Macquarie Investment Management Europe Limited (“MIMEL”), respectively. MIMAK, MIMGL, and MIMEL may also be referenced as “sub-advisors” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each sub-advisor, including its personnel, operations and financial condition, which had been provided by the sub-advisor. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by the sub-advisors; information concerning each sub-advisor’s organizational structure and the experience of its key investment management personnel; copies of each sub-advisor’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to each sub-advisor; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with its independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the

Board’s decision to approve the Sub-Advisory Agreements. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Consideration with respect to discretionary investment management services.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by MIMAK, the Board reviewed the services to be provided by MIMAK pursuant to the Sub-Advisory Agreement as described at the Meeting. The Board reviewed materials provided by MIMAK regarding the experience and qualifications of the personnel who will be responsible for providing services to the Fund. The Board also considered relevant performance information provided with respect to MIMAK. In discussing the nature of the services proposed to be provided by MIMAK, it was observed that the Sub-Advisory Agreement will include the provision of discretionary investment management services. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by MIMAK to the Fund and its shareholders and was confident in the abilities of MIMAK to provide quality services to the Fund and its shareholders.

Investment performance. In regard to the appointment of each MIMAK for the Fund, the Board reviewed information on prior performance for MIMAK. In evaluating performance, the Board considered its previous approval of MIMAK to provide fully discretionary services to other Delaware Funds.

Sub-advisory fee. The Board considered that DMC would pay MIMAK a discretionary investment sub-advisory fee based on the extent to which MIMAK provides services to the Fund as described in the Sub-Advisory Agreement. In considering the appropriateness of the sub-advisory fee, the Board also reviewed and considered the fee in light of the nature, extent, and quality of the sub-advisory services to be provided by MIMAK. The Board noted that the sub-advisory fee is paid by DMC to MIMAK and is not an additional fee borne by the Fund, and that the management fee paid by the Fund to DMC would stay the same at current asset levels. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and MIMAK, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall out benefits. Trustees were also given available information on profits being realized by MIMAK in relation to the services being provided to the Fund and in relation to MIMAK’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fee is paid by DMC out of its management fee, and changes in the level of sub-advisory fee have no impact on Fund expenses. The Board was also provided with, and considered, information on potential fall-out benefits derived or to be derived by MIMAK in connection with its relationship to the Fund. The Board considered the potential benefit to DMC and MIMAK of marketing a global approach on the portfolio management of its investment strategies. The Trustees also noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Fund so that as the Fund grows in size, its effective investment management fee rates decline.

Consideration with respect to non-discretionary investment management services.

Nature, extent, and quality of services. In considering the nature, extent and quality of the services to be provided by MIMAK, MIMGL, and MIMEL, the Board reviewed the services to be provided by each sub-advisor pursuant to the Sub-Advisory Agreements and as described at the meeting. The Board reviewed materials provided by each sub-advisor regarding the experience and qualifications of the personnel who will be responsible for providing services to the Fund. The Board also considered relevant performance information provided with respect to each sub-advisor. In discussing the nature of the services proposed to be provided by each sub-advisor, it was observed that, unlike traditional sub-advisors who make all of the investment related decisions with respect to a sub-advised portfolio, the relationship between DMC (the Fund’s investment manager) and each sub-advisor as currently contemplated is primarily more of a collaborative effort between DMC and the sub-advisor and a cross pollination of investment ideas. The Board further noted the stated intention under the new Sub-Advisory Agreements that DMC would have the sole discretion to delegate portions of the implementation of the Fund’s strategy to the sub-advisors who would be permitted to execute Fund trades and exercise investment discretion pursuant to that delegation and subject to DMC oversight. However, DMC and the Fund’s named portfolio managers will continue to retain principal responsibility for the Fund’s strategy and investment process and be primarily responsible for the day-to-day management of the Fund’s portfolio. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by each sub-advisor to the Fund and its shareholders and was confident in the abilities of each sub-advisor to provide quality services to the Fund and its shareholders.

Other Fund information (Unaudited)
Ivy Funds

Board consideration of sub-advisory agreements for Delaware Ivy Multi-Asset Income Fund at a meeting held September 13, 2021 (continued)

Investment performance. In regard to the appointment of each sub-advisor for the Fund, the Board reviewed information on prior performance for the sub-advisors. In evaluating performance, the Board considered that each sub-advisor would provide investment advice and recommendations, including with respect to specific securities, but that DMC’s portfolio managers for the Fund would retain principal responsibility for the Fund’s strategy as described above. In addition, the Board considered that each sub-advisor would also execute Fund security trades on behalf of DMC and be permitted by DMC to exercise investment discretion for securities in certain markets where DMC wanted to utilize MIMGL’s specialized market knowledge.

Sub-advisory fees. The Board considered that DMC would pay each sub-advisor a sub-advisory fee based on the extent to which the sub-advisor provides services to the Fund as described in the Sub-Advisory Agreement. In considering the appropriateness of the sub-advisory fee, the Board also reviewed and considered the fee in light of the nature, extent, and quality of the sub-advisory services to be provided by the sub-advisors. The Board noted that the sub-advisory fee is paid by DMC to each sub-advisor and are not additional fees borne by the Fund, and that the management fee paid by the Fund to DMC would stay the same at current asset levels. The Board was provided with information showing an estimate of the sub-advisory fee to be paid to each sub-advisor based on a projection of sub-advisor allocations given certain historical investment trends, as well as information regarding the expected impact the sub-advisory arrangement would have on the profitability of DMC. The Board also noted that, given the collaborative nature of the services to be provided by each sub-advisor, there were no comparable accounts and corresponding fees to which the sub-advisor was able to compare this arrangement. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and each sub-advisor, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Information about each sub-advisor’s profitability from its relationship with the Fund was not available because it had not begun to provide services to the Fund. With regard to potential fall-out benefits derived or to be derived by each sub-advisor and its affiliates in connection with their relationship to the Fund, the Board considered the potential benefit to DMC and the sub-advisors of marketing a global approach on the portfolio management of their investment strategies. The Trustees also noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Fund so that as the Fund grows in size, its effective investment management fee rate declines.

Board consideration of sub-advisory agreements for Delaware Ivy Strategic Income Fund at a meeting held September 13, 2021

At a meeting held on September 13, 2021, the Board of Trustees (the “Board”) of Delaware Ivy Strategic Income Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), Macquarie Investment Management Global Limited (“MIMGL”), and Macquarie Investment Management Europe Limited (“MIMEL”), respectively. MIMAK, MIMGL, and MIMEL may also be referenced as “sub-advisors” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each sub-advisor, including its personnel, operations, and financial condition, which had been provided by each sub-advisor. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by each sub-advisor; information concerning each sub-advisor’s organizational structure and the experience of its key investment management personnel; copies of its Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to the sub-advisor; and a copy of the Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreements. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by each sub-advisor, the Board reviewed the services to be provided by each sub-advisor pursuant to the Sub-Advisory Agreement and as described at the meeting. The

Board reviewed materials provided by each sub-advisor regarding the experience and qualifications of the personnel who will be responsible for providing services to the Fund. The Board also considered relevant performance information provided with respect to the sub-advisors. In discussing the nature of the services proposed to be provided by MIMGL, it was observed that, unlike traditional sub-advisors who make all of the investment related decisions with respect to a sub-advised portfolio, the relationship between DMC (the Fund’s investment manager) and each sub-advisor as currently contemplated is primarily more of a collaborative effort between DMC and the sub-advisor and a cross pollination of investment ideas. The Board further noted the stated intention under the new Sub-Advisory Agreements that DMC would have the sole discretion to delegate portions of the implementation of the Fund’s strategy to the sub-advisors who would be permitted to execute Fund trades and exercise investment discretion pursuant to that delegation and subject to DMC oversight. However, DMC and the Fund’s named portfolio managers will continue to retain principal responsibility for the Fund’s strategy and investment process and be primarily responsible for the day-to-day management of the Fund’s portfolio. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by each sub-advisor to the Fund and its shareholders and was confident in the abilities of the sub-advisor to provide quality services to the Fund and its shareholders.

Investment performance. In regards to the appointment of each sub-advisor for the Fund, the Board reviewed information on prior performance for the sub-advisors. In evaluating performance, the Board considered that the sub-advisors would provide investment advice and recommendations, including with respect to specific securities, but that DMC’s portfolio managers for the Fund would retain principal responsibility for the Fund’s strategy as described above. In addition, the Board considered that the sub-advisors would also execute Fund security trades on behalf of DMC and be permitted by DMC to exercise investment discretion for securities in certain markets where DMC wanted to utilize each sub-advisor’s specialized market knowledge.

Sub-advisory fees. The Board considered that DMC would pay each sub-advisor a sub-advisory fee based on the extent to which the sub-advisor provides services to the Fund as described in the Sub-Advisory Agreement. In considering the appropriateness of the sub-advisory fee, the Board also reviewed and considered the fee in light of the nature, extent and quality of the sub-advisory services to be provided by each sub-advisor. The Board noted that the sub-advisory fee is paid by DMC to each sub-advisor and are not additional fees borne by the Fund, and that the management fee paid by the Fund to DMC would stay the same at current asset levels. The Board was provided with information showing an estimate of the sub-advisory fee to be paid to each sub-advisor based on a projection of the sub-advisor’s allocations given certain historical investment trends, as well as information regarding the expected impact the sub-advisory arrangement would have on the profitability of DMC. The Board also noted that, given the collaborative nature of the services to be provided by each sub-advisor, there were no comparable accounts and corresponding fees to which the sub-advisors were able to compare this arrangement. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and each sub-advisor, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Information about each sub-advisor’s profitability from its relationship with the Fund was not available because it had not begun to provide services to the Fund. With regard to potential fall-out benefits derived or to be derived by each sub-advisor and its affiliates in connection with their relationship to the Fund, the Board considered the potential benefit to DMC and the sub-advisors of marketing a global approach on the portfolio management of their investment strategies. The Trustees also noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Fund so that as the Fund grows in size, its effective investment management fee rate declines.

Board consideration of sub-advisory agreements for Delaware Ivy Total Return Bond Fund at a meeting held September 13, 2021

At a meeting held on September 13, 2021, the Board of Trustees (the “Board”) of Delaware Ivy Total Return Bond Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved new Sub-Advisory Agreements between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), Macquarie Investment Management Global Limited (“MIMGL”), and Macquarie Investment Management Europe Limited (“MIMEL”), respectively. MIMAK, MIMGL, and MIMEL may also be referenced as “sub-advisors” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each sub-advisor, including its personnel, operations, and financial condition, which had been provided by the sub-advisor. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by the sub-advisors; information concerning each sub-advisor’s organizational structure and the experience

Other Fund information (Unaudited)
Ivy Funds

Board consideration of sub-advisory agreements for Delaware Ivy Total Return Bond Fund at a meeting held September 13, 2021 (continued)

of its key investment management personnel; copies of each sub-advisor’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to each sub-advisor; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with its independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreements. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Consideration with respect to discretionary investment management services.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by MIMGL, the Board reviewed the services to be provided by MIMGL pursuant to the Sub-Advisory Agreement as described at the Meeting. The Board reviewed materials provided by MIMGL regarding the experience and qualifications of the personnel who will be responsible for providing services to the Fund. The Board also considered relevant performance information provided with respect to MIMGL. In discussing the nature of the services proposed to be provided by MIMGL, it was observed that the Sub-Advisory Agreement will include the provision of discretionary investment management services. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by MIMGL to the Fund and its shareholders and was confident in the abilities of MIMGL to provide quality services to the Fund and its shareholders.

Investment performance. In regard to the appointment of each MIMGL for the Fund, the Board reviewed information on prior performance for MIMGL. In evaluating performance, the Board considered its previous approval of MIMGL to provide fully discretionary services to other Delaware Funds.

Sub-advisory fee. The Board considered that DMC would pay MIMGL a discretionary investment sub-advisory fee based on the extent to which MIMGL provides services to the Fund as described in the Sub-Advisory Agreement. In considering the appropriateness of the sub-advisory fee, the Board also reviewed and considered the fee in light of the nature, extent, and quality of the sub-advisory services to be provided by MIMGL. The Board noted that the sub-advisory fee is paid by DMC to MIMGL and is not an additional fee borne by the Fund, and that the management fee paid by the Fund to DMC would stay the same at current asset levels. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and MIMAK, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Trustees were also given available information on profits being realized by MIMGL in relation to the services being provided to the Fund and in relation to MIMGL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fee is paid by DMC out of its management fee, and changes in the level of sub-advisory fee have no impact on Fund expenses. The Board was also provided with, and considered, information on potential fall-out benefits derived or to be derived by MIMGL in connection with its relationship to the Fund. The Board considered the potential benefit to DMC and MIMGL of marketing a global approach on the portfolio management of its investment strategies. The Trustees also noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Fund so that as the Fund grows in size, its effective investment management fee rates decline.

Consideration with respect to non-discretionary investment management services.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by MIMAK, MIMGL, and MIMEL, the Board reviewed the services to be provided by each sub-advisor pursuant to the Sub-Advisory Agreements and as described at the meeting. The Board reviewed materials provided by each sub-advisor regarding the experience and qualifications of the personnel who will be responsible for providing services to the Fund. The Board also considered relevant performance information provided with respect to each sub-advisor. In discussing the nature of the services proposed to be provided by each sub-advisor, it was observed that, unlike traditional sub-advisors who make all of the investment related decisions with respect to a sub-advised portfolio, the relationship between DMC (the Fund’s investment manager) and each sub-advisor as currently contemplated is primarily more of a collaborative effort between DMC and the sub-advisor and a cross pollination of investment ideas. The Board further noted the stated intention under the new Sub-Advisory Agreements that DMC would have the sole discretion to delegate portions of the implementation of the Fund’s strategy to the sub-advisors who would be permitted to execute Fund trades and exercise investment discretion pursuant to that delegation and subject to DMC oversight. However, DMC and the Fund’s named portfolio managers will continue to retain principal responsibility for the Fund’s strategy and investment process and be primarily responsible for the day-to-day management of the Fund’s portfolio. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by each sub-advisor to the Fund and its shareholders and was confident in the abilities of each sub-advisor to provide quality services to the Fund and its shareholders.

Investment performance. In regards to the appointment of each sub-advisor for the Fund, the Board reviewed information on prior performance for the sub-advisors. In evaluating performance, the Board considered that each sub-advisor would provide investment advice and recommendations, including with respect to specific securities, but that DMC’s portfolio managers for the Fund would retain principal responsibility for the Fund’s strategy as described above. In addition, the Board considered that each sub-advisor would also execute Fund security trades on behalf of DMC and be permitted by DMC to exercise investment discretion for securities in certain markets where DMC wanted to utilize MIMGL’s specialized market knowledge.

Sub-advisory fees. The Board considered that DMC would pay each sub-advisor a sub-advisory fee based on the extent to which the sub-advisor provides services to the Fund as described in the Sub-Advisory Agreement. In considering the appropriateness of the sub-advisory fee, the Board also reviewed and considered the fee in light of the nature, extent and quality of the sub-advisory services to be provided by the sub-advisors. The Board noted that the sub-advisory fee is paid by DMC to each sub-advisor and are not additional fees borne by the Fund, and that the management fee paid by the Fund to DMC would stay the same at current asset levels. The Board was provided with information showing an estimate of the sub-advisory fee to be paid to each sub-advisor based on a projection of sub-advisor allocations given certain historical investment trends, as well as information regarding the expected impact the sub-advisory arrangement would have on the profitability of DMC. The Board also noted that, given the collaborative nature of the services to be provided by each sub-advisor, there were no comparable accounts and corresponding fees to which the sub-advisor was able to compare this arrangement. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and each sub-advisor, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Information about each sub-advisor’s profitability from its relationship with the Fund was not available because it had not begun to provide services to the Fund. With regard to potential fall-out benefits derived or to be derived by each sub-advisor and its affiliates in connection with their relationship to the Fund, the Board considered the potential benefit to DMC and the sub-advisors of marketing a global approach on the portfolio management of their investment strategies. The Trustees also noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Fund so that as the Fund grows in size, its effective investment management fee rate declines.

About the organization

Board of directors/trustees	Christianna Wood

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 888 923-3355; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Chief Executive Officer and President
Shawn K. Lytle	Gore Creek Capital, Ltd.
President and
Chief Executive Officer	Janet L. Yeomans
Delaware Funds by Macquarie®	Former Vice President and Treasurer
3M Company
Jerome D. Abernathy
Managing Member,	Affiliated officers
Stonebrook Capital Management, LLC
David F. Connor
Thomas L. Bennett	Senior Vice President,
Chairman of the Board	General Counsel, and Secretary
Delaware Funds by Macquarie	Delaware Funds by Macquarie
Private Investor
Daniel V. Geatens
Ann D. Borowiec	Senior Vice President and Treasurer
Former Chief Executive Officer	Delaware Funds by Macquarie
Private Wealth Management
J.P. Morgan Chase & Co.	Richard Salus
Senior Vice President and
Joseph W. Chow	Chief Financial Officer
Private Investor	Delaware Funds by Macquarie

H. Jeffrey Dobbs

This semiannual report is for the information of Delaware Ivy California Municipal High Income Fund, Delaware Ivy Cash Management Fund, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, Delaware Ivy Emerging Markets Local Currency Debt Fund, Delaware Ivy Government Securities Fund, Delaware Ivy High Yield Fund, Delaware Ivy International Small Cap Fund, Delaware Ivy Multi-Asset Income Fund, Delaware Ivy Strategic Income Fund, and Delaware Ivy Total Return Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Former Global Sector Chairman
Industrial Manufacturing
KPMG, LLP

Joseph Harroz, Jr.
President
University of Oklahoma

Sandra A.J. Lawrence
Former Chief Administrative Officer
Children's Mercy Hospitals
and Clinics

John A. Fry
President
Drexel University

Frances A. Sevilla-Sacasa
Former Chief Executive Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures.

(a) Assessment of the Registrant’s Control Environment

The Registrant’s disclosure controls and procedures are designed to ensure that information required to be disclosed in the reports that the Registrant files under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), is recorded, processed, summarized, and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant’s management (“Management”), including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. Management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

In accordance with Rule 30a-3 under the 1940 Act, within 90 days prior to the filing date of this report on Form N-CSR, Management, with the participation of the principal executive officer and principal financial officer, evaluated the effectiveness of the disclosure controls and procedures of the Registrant. Based on their evaluation, the principal executive officer and principal financial officer have determined that, as of a date within 90 days of the filing date of this report, the Registrant’s disclosure controls and procedures were effective.

Remediation of Material Weakness in Internal Control over Financial Reporting

Management has completed the remediation efforts relating to a previously reported material weakness in the Registrant’s internal control over financial reporting. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis. As of September 30, 2021, management concluded that it did not design or maintain controls to reconcile daily variation margin between the fund accounting system and what was reported by the counterparty for open centrally cleared swap contracts on a daily basis. This material weakness did not result in any material misstatements of the Funds’ annual or semi-annual financial statements for the periods ended September 30, 2020 and March 31, 2021, respectively, but did result in an out-of-period adjustment for Delaware Ivy Pictet Emerging Markets Local Currency Debt Fund to decrease variation margin receivable as of September 30, 2021 and increase net realized gain (loss) on swap agreements for the year ended September 30, 2021.

The steps management took to remediate this material weakness included implementing changes to the Funds’ controls to strengthen the Funds’ internal control over financial reporting in connection with the conversion of the Funds to a new fund accounting service provider. Variation margin for centrally cleared swaps is reconciled daily to the broker statement by the service provider to identify transactions that are not processed accurately or timely. Discrepancies and breaks above certain tolerances are investigated timely and escalated within NAV operations to be resolved in a timely manner. Management has assessed the service provider’s controls and has determined that they are designed effectively to detect any material misstatements in the daily variation margin for centrally cleared swaps on a timely basis.

As a result of these remediation activities, management has determined that the Registrant’s internal control over financial reporting is designed appropriately and at a sufficient level of precision and has been operating effectively for a sufficient period of time, such that the material weakness previously identified as of September 30, 2021, has been remediated as of March 31, 2022.

(b) Changes in Internal Control

Other than the enhancements to controls noted above, there have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal control over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

IVY FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 7, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 7, 2022